485BPOS		FILE NOS. 333-95729
ALLIANZ REWARDS		811-05618
		CLASS I.D. C000007180
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO.	33	X
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO.	555	X

(CHECK APPROPRIATE BOX OR BOXES.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(EXACT NAME OF REGISTRANT)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(NAME OF DEPOSITOR)

5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297
(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

(763) 765-2913
(DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

STEWART D. GREGG, SENIOR SECURITIES COUNSEL
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297
(NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE BOX):
IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485
X		ON APRIL 30, 2021 PURSUANT TO PARAGRAPH (B) OF RULE 485
60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485
ON (DATE) PURSUANT TO PARAGRAPH (A)(1) OF RULE 485
IF APPROPRIATE, CHECK THE FOLLOWING:
THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.
APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING: APRIL 30, 2021
TITLES OF SECURITIES BEING REGISTERED: INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

PART A – PROSPECTUS

NOTICE OF SUBSTITUTION
Dated April 30, 2021

Allianz Life Insurance Company of North America
Allianz Life Variable Account A
Allianz Life Variable Account B
Allianz Life Insurance Company of New York
Allianz Life of NY Variable Account C
(collectively, “Allianz Life”)
This notice supplements certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

This Notice is to inform you that Allianz Life has obtained an order from the U.S. Securities and Exchange Commission (“SEC”) permitting Allianz Life to substitute shares of the Target Funds listed below with shares of the corresponding Destination Funds, owned through variable insurance products issued by Allianz Life. In other words, any shares of the Target Funds included below, that you hold through an Allianz Life variable product, will be replaced on the date of the substitution (anticipated to be June 18, 2021) with shares of the Destination Fund. You will receive a confirmation following the substitution.
Target Fund	Destination Fund
BlackRock Global Allocation V.I. Fund, Class III	AZL Moderate Index Strategy Fund
BNY MellonVIF Appreciation Portfolio, Service Class	AZL S&P 500 Index Fund, Class 2
Fidelity VIP FundsManager 50% Portfolio, Service Class 2	AZL Balanced Index Strategy Fund
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	AZL Moderate Index Strategy Fund
Franklin Allocation VIP Fund, Class 2	AZL Moderate Index Strategy Fund
Franklin Income VIP Fund, Class 1 Franklin Income VIP Fund, Class 2	AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1 AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2
Franklin Mutual Shares VIP Fund, Class 1 Franklin Mutual Shares VIP Fund, Class 2	AZL Russell 1000 Value Index Fund, Class 1 AZL Russell 1000 Value Index Fund, Class 2
Franklin Strategic Income VIP Fund, Class 2	AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2
PIMCO All Asset Portfolio, Administrative Class	AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2
PIMCO Dynamic Bond Portfolio, Administrative Class	PIMCO Total Return Portfolio, Administrative Class
PIMCO Global Bond Opportunities Portfolio (Unhedged), Administrative Class	PIMCO Global Core Bond (Hedged) Portfolio, Administrative Class
PIMCO Global Managed Asset Allocation Portfolio, Administrative Class	PIMCO Balanced Allocation Portfolio, Administrative Class
Templeton Growth VIP Fund, Class 1 Templeton Growth VIP Fund, Class 2	AZL MSCI Global Equity Index Fund, Class 1 AZL MSCI Global Equity Index Fund, Class 2

From the date of this Notice through the date of the substitution, you are permitted to transfer all or a portion of your Contract value invested in any subaccount investing in the Target Funds into other available Investment Options available to you under your Contract, without any limitation or charge on the transfer and without the transfer being counted as a transfer for purposes of transfer limitations and fees. In addition, if you do not exercise this free transfer right prior to the substitution, for a period of 60 days after the substitution, you may transfer Contract value invested in the Destination Funds into any one or more other
PRO-001-0421     Page 1 of 2

Investment Options available to you under your Contract, again without any limitation or charge on transfers. Any transfers you may make pursuant to this free transfer right will be subject to the restrictions on Investment Option allocations set forth in your Contract. Your free transfer will not count as one of the limited number of transfers permitted in a year free of charge, and Allianz Life will not impose any additional transfer restrictions on this transfer.
If you do not transfer your Contract value from any of the Target Funds prior to the date of the substitution, that amount, at relative net asset value, will be automatically transferred to the corresponding Destination Fund on the date of substitution. This automatic transfer will not count toward the number of free transfers available under your Contract, and you will not be assessed a transfer or any other fee for this automatic transfer.
Except for limitations imposed by a living benefit rider, or as described in the market timing limitations of the prospectus, we will not exercise any rights reserved under the Contracts to impose additional restrictions on transfers out of any Destination Fund during the free transfer period.
Allianz Life will send you an additional Notice within five days after the substitution has occurred. The Post-Substitution Notice will remind you of your right, for a period of 60 days following the date of substitution, to transfer from the Destination Funds into one or more other Investment Options available to you under your Contract, if you have not already exercised your free transfer rights.
We will send to you separately the prospectus for each Destination Fund applicable to you. If you would like further information or a prospectus, free of charge, for any of the Investment Options available under your Contract, or if you would like to make a transfer of your Contract value, please contact your financial professional or call our Service Center toll-free at 800.624.0197. Further information is also available on our website at www.allianzlife.com.

PRO-001-0421     Page 2 of 2

SUPPLEMENT DATED APRIL 30, 2021
To the following variable annuity prospectuses dated April 30, 2021:
ALLIANZ ALTERITYSM
ALLIANZ REWARDSSM

ISSUED BY
Allianz Life Insurance Company of North America and Allianz Life Variable Account B

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

Alterity – Fee Tables, page 12

We are correcting the minimum total annual Investment Option operating expenses (including management fees, distribution or 12b-1 fees, and other expenses) before fee waivers and expense reimbursements to 0.65%.
We are also correcting the Examples as follows:
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.12% (maximum Investment Option operating exp.)	$1,144	$1,844	$2,560	$4,623
0.65% (minimum Investment Option operating exp.)	$1,098	$1,708	$2,340	$4,218
2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is two years after the Issue Date (the date we issue the Contract).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.12% (maximum Investment Option operating expense)	N/A	$1,344	$2,260	$4,623
0.65% (minimum Investment Option operating expense)	N/A	$1,208	$2,040	$4,218
3)	If you do not surrender your Contract.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.12% (maximum Investment Option operating expense)	$444	$1,344	$2,260	$4,623
0.65% (minimum Investment Option operating expense)	$398	$1,208	$2,040	$4,218

Alterity – Section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase, page 40

We are adding a second sentence to the last paragraph in this section as follows:

Other rules may apply to Qualified Contracts, such as all distributions must be made to Beneficiaries by the end of the tenth year after the Owner's death, except for distributions made to certain eligible designated Beneficiaries. The available options for certain Beneficiaries of Qualified Contracts have changed due to the enactment of the SECURE Act at the end of 2019.
PRO-003-0421
(ALT-020PP,REW-013PP)

Rewards – Fee Tables, page 12

We are correcting the minimum total annual Investment Option operating expenses (including management fees, distribution or 12b-1 fees, and other expenses) before fee waivers and expense reimbursements to 0.65%.
We are also correcting the Examples as follows:
1) If you surrender your Contract (take a full withdrawal) at the end of each time period.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.12% (maximum Investment Option operating expense)	$1,309	$2,237	$3,129	$5,047
0.65% (minimum Investment Option operating expense)	$1,262	$2,102	$2,911	$4,650
2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is three years after the Issue Date (the date we issue the Contract).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.12% (maximum Investment Option operating expense)	N/A	$1,387	$2,329	$4,747
0.65% (minimum Investment Option operating expense)	N/A	$1,252	$2,111	$4,350
3) If you do not surrender your Contract.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.12% (maximum Investment Option operating expense)	$459	$1,387	$2,329	$4,747
0.65% (minimum Investment Option operating expense)	$412	$1,252	$2,111	$4,350

Rewards – Section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase, page 42

We are adding a second sentence to the last paragraph in this section as follows:

Other rules may apply to Qualified Contracts, such as all distributions must be made to Beneficiaries by the end of the tenth year after the Owner's death, except for distributions made to certain eligible designated Beneficiaries. The available options for certain Beneficiaries of Qualified Contracts have changed due to the enactment of the SECURE Act at the end of 2019.

PRO-003-0421
(ALT-020PP,REW-013PP)

ALLIANZ REWARDSSM VARIABLE ANNUITY CONTRACT
Issued by Allianz Life® Variable Account B and Allianz Life Insurance Company of North America
This prospectus describes all material rights and obligations of purchasers under a bonus individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract offers you, the Owner, standard features including: multiple variable investment options (Investment Options) and annuitization options (Annuity Options), partial withdrawal privilege, a ten year withdrawal charge period, bonus option, and a death benefit (Traditional Guaranteed Minimum Death Benefit or Traditional GMDB).
We no longer accept additional Purchase Payments unless your Contract was issued in Connecticut, Florida, or New Jersey.

If you have an investment adviser and choose to pay their fees from this Contract, the deduction of this adviser fee is in addition to this Contract’s fees and expenses, may be subject to a withdrawal charge, reduces your guaranteed values, reduces any guaranteed partial withdrawal payments, and may be subject to ordinary income taxes and a 10% additional federal tax.
All guarantees under the Contract are the obligations of Allianz Life and are subject to our claims paying ability and financial strength.
Please read this prospectus before investing and keep it for future reference. The prospectus describes all material rights and obligations of purchasers under the Contract. It contains important information about the Contract and Allianz Life that you ought to know before investing including material state variations. This prospectus was not offered in any state, country, or jurisdiction in which we were not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
This prospectus is not intended to constitute a suitability recommendation or fiduciary advice.
Allianz Life Variable Account B is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC’s website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity previously offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database. The prospectus and SAI are also available on our website at www.allianzlife.com.
The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: April 30, 2021
This prospectus discusses three versions of the same Contract. We stopped offering all versions of the Contract on May 1, 2010. The Original Contract first became available on May 1, 2000, had a lower mortality and expense risk (M&E) charge and offered a guaranteed minimum fixed income benefit (Enhanced Guaranteed Minimum Income Benefit or Enhanced GMIB) for an additional M&E charge. The Original Contract was replaced in most states by the May 2003 Contract. The May 2003 Contract first became available on May 5, 2003. The primary differences between the May 2003 Contract and Original Contract is that the May 2003 Contract has a higher M&E charge, and offered the Traditional PRIME Benefit and the Enhanced PRIME Benefit, each with an additional M&E charge. The May 2003 Contract was subsequently replaced by the May 2006 Contract, which first became available on May 1, 2006. The primary difference between the May 2003 Contract and May 2006 Contract is that the May 2006 Contract offered the
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

PRIME Plus Benefit for an additional M&E charge. For information on Original Contracts see Appendix F, and for information on May 2003 Contracts see Appendix G.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® Moderate Index Strategy Fund
AZL MVP FusionSM  Balanced Fund
AZL MVP FusionSM Conservative Fund
AZL MVP FusionSM Moderate Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP Growth Index Strategy Fund
BLACKROCK
AZL® Government Money Market Fund

DIMENSIONAL
AZL® DFA Five-Year Global Fixed Income Fund
FIDELITY
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL® Fidelity Institutional Asset Management® Total Bond Fund
GATEWAY
AZL® Gateway Fund
PIMCO
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Total Return Portfolio

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

THE CONTRACT IS NO LONGER OFFERED FOR SALE.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

TABLE OF CONTENTS
GLOSSARY	6
FEE TABLES	9
OWNER TRANSACTION EXPENSES	9
OWNER PERIODIC EXPENSES	9
ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS	12
EXAMPLES	12
1. THE VARIABLE ANNUITY CONTRACT	14
WHEN THE CONTRACT ENDS	14
STATE SPECIFIC CONTRACT RESTRICTIONS	14
2. OWNERS, ANNUITANTS, AND OTHER SPECIFIED PERSONS	15
OWNER	15
JOINT OWNERS	15
ANNUITANT	15
BENEFICIARY	17
PAYEE	17
ASSIGNMENTS, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF CONTRACT RIGHTS	17
3. PURCHASE PAYMENTS	17
PURCHASE PAYMENT REQUIREMENTS	17
BONUS	18
ALLOCATION OF PURCHASE PAYMENTS	19
AUTOMATIC INVESTMENT PLAN (AIP)	19
DOLLAR COST AVERAGING (DCA) PROGRAM	19
COMPUTING REWARDS VALUE AND CONTRACT VALUE	21
5. INVESTMENT OPTIONS	21
SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS	24
TRANSFERS BETWEEN INVESTMENT OPTIONS	24
EXCESSIVE TRADING AND MARKET TIMING	25
FLEXIBLE REBALANCING PROGRAM	27
FINANCIAL ADVISER FEES	27
VOTING PRIVILEGES	27
6. OUR GENERAL ACCOUNT	28
7.EXPENSES	29
SEPARATE ACCOUNT ANNUAL EXPENSES	29
CONTRACT MAINTENANCE CHARGE	31
WITHDRAWAL CHARGE	31
COMMUTATION FEE FOR LIQUIDATIONS DURING THE ANNUITY PHASE	33
TRANSFER FEE	33
PREMIUM TAX	34
INCOME TAX	34
INVESTMENT OPTION EXPENSES	34
8. ACCESS TO YOUR MONEY	34
PARTIAL WITHDRAWAL PRIVILEGE	35
SYSTEMATIC WITHDRAWAL PROGRAM	36
WAIVER OF WITHDRAWAL CHARGE BENEFITS	36
SUSPENSION OF PAYMENTS OR TRANSFERS	37
9. THE ANNUITY PHASE	37
ANNUITY PAYMENT OPTIONS	37
CALCULATING YOUR TRADITIONAL ANNUITY PAYMENTS	38
VARIABLE OR FIXED TRADITIONAL ANNUITY PAYMENTS	38
WHEN ANNUITY PAYMENTS BEGIN	39
PARTIAL ANNUITIZATION	39
10. DEATH BENEFIT	40
WHEN THE DEATH BENEFIT ENDS	41
DEATH OF THE OWNER AND/OR ANNUITANT	41
DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE	41
11. PROTECTED RETIREMENT INCOME MADE EASY(PRIME) PLUS BENEFIT	43
REMOVING PRIME PLUS BENEFIT FROM YOUR CONTRACT	43
PRIME PLUS BENEFIT OVERVIEW	43
PB VALUE	44
7% ANNUAL INCREASE AMOUNT (7% AIA)	45
MAXIMUM ANNIVERSARY VALUE (MAV)	46
USING PRIME PLUS BENEFIT	46
CALCULATING GPWB PAYMENTS	48
STEP UPS UNDER THE 5% PAYMENT OPTION	49
TAXATION OF GPWB PAYMENTS	49
WHEN GPWB ENDS	49
WHEN GMIB ENDS	49
12. TAXES	50
QUALIFIED AND NON-QUALIFIED CONTRACTS	50
TAXATION OF ANNUITY CONTRACTS	50
TAXATION OF GPWB PAYMENTS	51
TAXATION OF GMIB PAYMENTS	51
TAX-FREE SECTION 1035 EXCHANGES	51
13. OTHER INFORMATION	52
ALLIANZ LIFE	52
THE SEPARATE ACCOUNT	52
DISTRIBUTION	52
ADDITIONAL CREDITS FOR CERTAIN GROUPS	53
ADMINISTRATION/ALLIANZ SERVICE CENTER	53
LEGAL PROCEEDINGS	54
FINANCIAL STATEMENTS	54
PRIVACY NOTICE	55
14. TABLE OF CONTENTS OF THE SAI	57
APPENDIX A – CONDENSED FINANCIAL INFORMATION	58
APPENDIX B – LIQUIDATIONS UNDER ANNUITY OPTIONS 2, 4, AND 6	62
APPENDIX C – PB VALUE CALCULATION EXAMPLES	63
APPENDIX D – GPWB PAYMENTS	65
APPENDIX E – DEATH BENEFIT CALCULATION EXAMPLES	67
APPENDIX F – THE ORIGINAL CONTRACT	69
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

ENHANCED GUARANTEED MINIMUM INCOME BENEFIT (GMIB)	69
CALCULATION OF THE 5% AIA AND MAV UNDER THE ENHANCED GMIB AND SECOND ENHANCED GMDB	70
APPENDIX G – MAY 2003 CONTRACTS	72
PROTECTED RETIREMENT INCOME MADE EASY (PRIME) BENEFITS	72
PRIME BENEFITS OVERVIEW	72
PB VALUE	73
USING PRIME BENEFITS	75
GPWB PAYMENTS	76
GMIB PAYMENTS	77
WHEN GPWB ENDS	78
WHEN GMIB ENDS	78
FOR SERVICE OR MORE INFORMATION	79
OUR SERVICE CENTER	79

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
The following is a list of common abbreviations used in this prospectus:
AIA	=	Annual Increase Amount	GPWB	=	Guaranteed Partial Withdrawal Benefit
GMDB	=	Guaranteed Minimum Death Benefit	MAV	=	Maximum Anniversary Value
GMIB	=	Guaranteed Minimum Income Benefit	PRIME	=	Protected Retirement Income Made Easy
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
AIA (Annual Increase Amount) – a calculation used in determining the guaranteed value for the Enhanced GMIB on Original Contracts; the PB Value under Enhanced PRIME Benefit and PRIME Plus Benefit; and in determining the guaranteed death benefit value under the Second and Third Enhanced GMDBs.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, you designate the Annuitant and can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. There are restrictions on who can become an Annuitant.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.
Beneficiary – the person(s) or entity the Owner designates to receive any death benefit.
Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Contract – the bonus individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Choices, less any unvested bonus amounts. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, and M&E charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Excess Withdrawal – for Contracts with a Traditional PRIME Benefit, Enhanced PRIME Benefit, or PRIME Plus Benefit that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.
Financial Professional – the person who advises you regarding the Contract.
Fixed Account – a general account Investment Choice available with Original Contracts in most states.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
GMDB (Guaranteed Minimum Death Benefit) – you were asked to select one of two GMDBs at Contract issue that may provide different guaranteed death benefit values.
GMIB (Guaranteed Minimum Income Benefit) – a benefit that provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). The Original Contract offered the Enhanced GMIB for an additional charge. The Traditional PRIME Benefit and the Enhanced PRIME Benefit both have a GMIB and were available under the Original Contract and May 2003 Contract. The May 2006 Contract has a GMIB included in the PRIME Plus Benefit.
GMIB Payments – fixed Annuity Payments we make under a GMIB based on the guaranteed value for Original Contracts with the Enhanced GMIB; or the PB Value for Original Contracts, May 2003 Contracts and May 2006 Contracts with a PRIME Benefit.
GPWB (Guaranteed Partial Withdrawal Benefit) – a benefit that provides a guaranteed minimum amount of income in the form of partial withdrawals based on the PB Value. The Original Contract and May 2003 Contract both have a GPWB included in the Traditional PRIME Benefit and the Enhanced PRIME Benefit. The May 2006 Contract has a GPWB included in the PRIME Plus Benefit.
GPWB Maximum – under PRIME Plus Benefit, this is the annual limit on GPWB Payments available to you under GPWB.
GPWB Payments – withdrawal payments we make to the Owner based on the PB Value.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.
Investment Choices – the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers.
Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
MAV (Maximum Anniversary Value) – a calculation used in determining the guaranteed value for the Enhanced GMIB on Original Contracts; the PB Value under Enhanced PRIME Benefit and PRIME Plus Benefit; and in determining the guaranteed death benefit value under the Original, Second, and Third Enhanced GMDBs.
May 2003 Contract – this Contract first became available on May 5, 2003 and was replaced by the May 2006 Contract. Information regarding the product features and expenses specific to the May 2003 Contract are included in in Appendix G.
May 2006 Contract – the Contract described in the body of this prospectus that first became available on May 1, 2006.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code.
Original Contract – this Contract first became available on May 1, 2000 and was replaced in most states by the May 2003 Contract. Information regarding the product features and expenses specific to the Original Contract are included in in Appendix F.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
PB Value – the amount used to calculate GPWB Payments and GMIB Payments under Traditional PRIME Benefit, Enhanced PRIME Benefit, and PRIME Plus Benefit.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

PRIME (Protected Retirement Income Made Easy) Benefits – a benefit package that includes a GMIB and GPWB and carries an additional M&E charge. The Traditional PRIME Benefit and the Enhanced PRIME Benefit were available to Original Contracts and May 2003 Contracts. The May 2006 Contracts offered the PRIME Plus Benefit.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).
Rewards Value – on any Business Day it is equal to the sum of the values of your Investment Choices and includes unvested bonus amounts.
Separate Account – Allianz Life Variable Account B is the Separate Account that issued your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Traditional Annuity Payments – Annuity Payments we make to the Payee based on the Contract Value.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

FEE TABLES

These tables describe the fees and expenses you pay when owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7. These tables do not reflect any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract. If financial adviser fees were reflected, fees and expenses would be higher.
OWNER TRANSACTION EXPENSES
Withdrawal Charge During Your Contract’s First Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2),(3)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
0	8.5%
1	8.5%
2	8.5%
3	8.5%
4	8.0%
5	7.0%
6	6.0%
7	5.0%
8	4.0%
9	3.0%
10 years or more	0.0%
Commutation Fee During the Annuity Phase for liquidations under Annity Option 2, 4, and 6(4)
(as a percentage of amount liquidated)
Number of Complete Years Since Purchase Payment	Commutation Fee Amount
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 years or more	1%

Transfer Fee(5)……………………………………	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(6)……………………………………	3.5%
(as a percentage of each Purchase Payment)
OWNER PERIODIC EXPENSES
Contract Maintenance Charge(7)………………	$40
(per Contract per year)
(1)
The Contract provides a partial withdrawal privilege that allows you to withdraw 10% of your total Purchase Payments annually, not including any bonus, without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Partial Withdrawal Privilege.

(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.
(3)	For Contracts issued in Connecticut and New Jersey the withdrawal charge is 8.5%, 8.5%, 8.0%, 7.0%, 6.0%, 5.0%, 4.0%, 3.0%, 2.0%, 1.0%, and 0.0% for the time periods referenced.
(4)	Liquidations are limited to certain Contracts as stated in Appendix B.
(5)
We count all transfers made in the same Business Day as one transfer. Program related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

(6)	Not currently deducted, but we reserve the right to do so in the future. This is the maximum charge we could deduct if we exercise this right as discussed in section 7, Expenses – Premium Tax.
(7)	Waived if the Rewards Value is at least $75,000 as discussed in section 7, Expenses – Contract Maintenance Charge.
CONTRACT ANNUAL EXPENSES
Separate Account Annual Expenses(8) (as a percentage of each Investment Options’ net asset value)
Original Contract without optional benefits
Mortality and Expense Risk (M&E) Charge	1.50%
Administrative Charge	0.15%
Total	1.65%
Original Contract with Original Enhanced GMDB Original Contract with Traditional PRIME Benefit and Traditional GMDB
Additional M&E Charge	0.20%
Total	1.85%
Original Contract with Second Enhanced GMDB Original Contract with Enhanced GMIB and Traditional GMDB
Additional M&E Charge	0.30%
Total	1.95%
Original Contract Traditional PRIME Benefit and Original Enhanced GMDB
Additional M&E Charge	0.40%
Total	2.05%
Original Contract with Enhanced GMIB and Second Enhanced GMDB
Additional M&E Charge	0.50%
Total	2.15%
Original Contract Enhanced PRIME Benefit and Traditional GMDB
Additional M&E Charge	0.70%
Total	2.35%
Original Contract with Enhanced PRIME Benefit and Original Enhanced GMDB
Additional M&E Charge	0.90%
Total	2.55%
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

Separate Account Annual Expenses(8) (as a percentage of each Investment Options’ net asset value)
May 2003 Contract without optional benefits May 2006 Contract without optional benefits
Mortality and Expense Risk (M&E) Charge	1.55%
Administrative Charge	0.15%
Total	1.70%
May 2003 Contract with Traditional PRIME Benefit and Traditional GMDB
Additional M&E Charge	0.20%
Total	1.90%
May 2003 Contract with Third Enhanced GMDB May 2006 Contract with Third Enhanced GMDB
Additional M&E Charge	0.30%
Total	2.00%
May 2003 Contract Traditional PRIME Benefit and Third Enhanced GMDB
Additional M&E Charge	0.45%
Total	2.15%
May 2003 Contract with Enhanced PRIME Benefit and Traditional GMDB
Additional M&E Charge	0.70%
Total	2.40%
May 2003 Contract with Enhanced PRIME Benefit and Third Enhanced GMDB
Additional M&E Charge	0.90%
Total	2.60%

May 2006 Contract with PRIME Plus Benefit and…	Additional M&E Charge(9) (as a percentage of each Investment Options’ net asset value)		Total Separate Account Annual Expenses(8) (as a percentage of each Investment Options’ net asset value)
	Maximum(10)	Current	Maximum(10)	Current
Traditional GMDB	1.15%	0.70%	2.85%	2.40%
Third Enhanced GMDB	1.05%	0.60%	3.05%	2.60%
(8)
The Contract allows Partial Annuitization. After a Partial Annuitization, the Separate Account annual expenses listed above applies to the net asset value remaining in the Accumulation Phase. If you select variable Annuity Payments the Separate Account annual expenses for Original Contracts is 1.65% of the net asset value in the Annuity Phase, or 1.70% for May 2003 Contracts and May 2006 Contracts. If you select fixed Annuity Payments or GMIB Payments we do not assess the Separate Account annual expenses during the Annuity Phase. See section 7, Expenses – Separate Account Annual Expenses.

(9)
We assess the additional M&E charge for the PRIME Plus Benefit during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in section 7, Expenses – Separate Account Annual Expenses.

(10)	This is the maximum charge we could impose on a Contract with the PRIME Plus Benefit, or if you reset the 7% AIA.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2020, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.
	Minimum	Maximum
Total annual Investment Option operating expenses(11) (including management fees, distribution or 12b‑1 fees, and other expenses) before fee waivers and expense reimbursements	0.64%	1.12%
(11)
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum service fee we currently receive from any variable investment option in any variable annuity contract we offer is 0.55%. If these fees are deducted from Investment Option assets, they are reflected in the above table.

EXAMPLES
These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract fees and expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you selected, and whether and when you take withdrawals. The expenses shown in these examples do not show the effect of any expenses assessed against the bonus. These examples also do not reflect any financial adviser fees that you pay from your other assets, or that you choose to have us pay from this Contract. If financial adviser fees were reflected, costs would be higher.
We deduct the $40 contract maintenance charge in the examples at the end of the last Business Day before each Contract Anniversary during the Accumulation Phase. A Business Day is each day the New York Stock Exchange is open for trading and it ends when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment. We may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).
All figures in the examples below reflect the most expensive combination of benefits, which is the May 2006 Contract with the Third Enhanced GMDB and PRIME Plus Benefit (8.5% declining withdrawal charge, and a 3.05% total Separate Account annual expense, which includes the 2.00% Separate Account annual expense for a May 2006 Contract with the Third Enhanced GMDB, and a maximum additional M&E charge of 1.05% for the PRIME Plus Benefit).
1)  If you surrender your Contract (take a full withdrawal) at the end of each time period.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.12% (maximum Investment Option operating expense)	$1,309	$2,237	$3,129	$5,047
0.64% (minimum Investment Option operating expense)	$1,261	$2,099	$2,906	$4,641
2)
If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is three years after the Issue Date (the date we issue the Contract).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.12% (maximum Investment Option operating expense)	N/A	$1,387	$2,329	$4,747
0.64% (minimum Investment Option operating expense)	N/A	$1,249	$2,106	$4,341
3)  If you do not surrender your Contract.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.12% (maximum Investment Option operating expense)	$459	$1,387	$2,329	$4,747
0.64% (minimum Investment Option operating expense)	$411	$1,249	$2,106	$4,341
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

See Appendix A for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges as of December 31, 2020. See the SAI Appendix B for condensed financial information regarding the December 31, 2020 AUVs for other charges.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

1.	THE VARIABLE ANNUITY CONTRACT

The Contract is no longer offered for sale, but you may be able to make additional Purchase Payments if your Contract was issued in Connecticut, Florida, or New Jersey.

An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life), where you make payments to us and the money is invested in Investment Choices available through the Contract. The Investment Choices are the Investment Options and the general account investment option, which is the DCA Fixed Option discussed in section 3. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Choices’ performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.
The Contract has an Accumulation Phase and an Annuity Phase.
The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Choices you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.)
During the Accumulation Phase you can take withdrawals (subject to any withdrawal charge) and you can make additional Purchase Payments subject to the restrictions set out in section 3, Purchase Payments – Purchase Payment Requirements.
The Accumulation Phase ends upon the earliest of the following.
•	The Business Day before the Income Date if you take a Full Annuitization. A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares.
•	The Business Day we process your request for a full withdrawal.
•
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Choices until the complete distribution of the death benefit.

If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Traditional Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. Traditional Annuity Payments are available to all Contracts. For Contracts with the PRIME Plus Benefit, you can request fixed Annuity Payments under the GMIB (GMIB Payments) based on the PB Value beginning ten Contract Years after the benefit was added to your Contract, or ten Contract Years after the date of any 7% AIA reset as discussed in section 11.b, Guaranteed Minimum Income Benefit (GMIB). If you select fixed Traditional Annuity Payments or GMIB Payments, your payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.
WHEN THE CONTRACT ENDS
The Contract ends when:
•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
•	if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.
STATE SPECIFIC CONTRACT RESTRICTIONS
Your Contract is subject to the law of the state in which it was issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. In addition, not all features and benefits are approved in all states. All material state and Issue Date variations in the Contract are disclosed in this prospectus. If you would like more information regarding state or Issue Date specific Contract provisions, you should
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus. Our “Service Center” is the area of our company that issues Contracts and provides Contract maintenance and routine customer service.

2.	OWNERS, ANNUITANTS, AND OTHER SPECIFIED PERSONS

OWNER
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts and non-individually owned Contracts can only have one Owner.
JOINT OWNERS
Non-Qualified Contracts can be owned by up to two individual Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.
Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For individually owned Contracts, if the Annuitant who is not an Owner dies before the Income Date, the sole Owner (or younger Joint Owner) automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. Use care when designating Owner(s) and Annuitant(s), and consult your Financial Professional if you have questions.
UPON THE DEATH OF A SOLE OWNER
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•    We pay a death benefit to the the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract. If you selected a PRIME Benefit, unless the Contract is continued by a survinvng spouse/Beneficiary the Guaranteed Partial Withdrawal Benefit (GPWB) ends and the Guaranteed Minimum Income Benefit (GMIB) is no longer available.
•    The death benefit is the greater of the Contract Value or the guaranteed death benefit value.
-Under the Traditional GMDB the guaranteed death benefit value is total Purchase Payments adjusted for withdrawals.
-Under the Original Enhanced GMDB the guaranteed death benefit value is the greater of total Purchase Payments adjusted for withdrawals, or the Maximum Anniversary Value (MAV).
-Under the Second Enhanced GMDB the guaranteed death benefit value is greater of a 5% annual increase on total Purchase Payments adjusted for withdrawals (5% Annnual Increase Amount, or 5% AIA), or the MAV.
-Under the Third Enhanced GMDB the guaranteed death benefit value is the greater of a 3% annual increase on total Purchase Payments adjusted for withdrawals (3% Annnual Increase Amount, or 3% AIA), or the MAV.
•    If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
-we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
-the surviving spouse becomes the new Owner, and
-the Accumulation Phase continues.

•    The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•    If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•    If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows:
-Annuity Option 1 or 3, payments end.
-Annuity Option 2 or 4, payments end when the guaranteed period ends, or when we pay any final lump sum.
-Annuity Option 5, payments end and the Payee may receive a lump sum refund.
-Annuity Option 6, payments end when the guaranteed period ends.
•    If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

BENEFICIARY
The Beneficiary is the person(s) or entity you designated to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
FOR JOINTLY OWNED CONTRACTS:  The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. If both Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries.

PAYEE
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
ASSIGNMENTS, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF CONTRACT RIGHTS
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.

3.	PURCHASE PAYMENTS

PURCHASE PAYMENT REQUIREMENTS
The Contract is no longer offered for sale, but you may be able to make additional Purchase Payments if your Contract was issued in Connecticut, Florida, or New Jersey. For Contracts issued in Connecticut, we do not accept additional Purchase Payments on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual).

The additional Purchase Payment requirements for this Contracts are as follows.
•	If you do not have the PRIME Plus Benefit, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.
•
If you have the PRIME Plus Benefit, you can make additional Purchase Payments of $50 or more during the Accumulation Phase before GPWB Payments begin. However, you cannot make additional Purchase Payments on or after the date GPWB Payments begin.

•	We do not accept additional Purchase Payments on or after the Income Date if you take a Full Annuitization.
•	The maximum total Purchase Payments we accept without our prior approval is $1 million.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.
If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is “received” when it arrives at our Service Center from the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.
We can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions of your Contract (for example, we do not allow additional Purchase Payments on or after the Income Date). If mandated under applicable law, we may be required to reject a Purchase Payment.
BONUS
We credit each Purchase Payment we receive before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) with a bonus at the time it is received. During the first 90 days of your Contract, we base the bonus rate on all net Purchase Payments (not including any bonus) received, which is the total amount of Purchase Payments received in the first 90 days of your Contract, less any withdrawals (but including any withdrawal charge) taken during this period. After this initial period, we base the bonus rate on all net Purchase Payments (not including any bonus) received from the Issue Date until the date we receive your additional Purchase Payment. The bonus rates are as follows:
Net Purchase Payment	Bonus
$0 - $24,999	4%
$25,000 - $99,999	5%
$100,000 - $999,999	6%
$1,000,000 - $4,999,999	7%
$5,000,000 +	8%
The bonus is subject to the following terms:
1)
Bonus amounts are available to you as they vest. We include the bonus in any part of a guaranteed value based on Contract Value, but only as it vests. We do not include the bonus in any part of a guaranteed value based on Purchase Payments. Any bonus amounts you receive during the first 90 days of your Contract will vest based on the date of the additional Purchase Payment to which they are applied. The vesting schedule is as follows.

Number of Complete Years Since Purchase Payment	Vesting Percentage
0	0%
1	35%
2	70%
3+	100%
2)	We treat all bonus amounts and their gains or losses as Contract earnings for both tax purposes and the withdrawal charge.
3)	All bonus gains and losses are part of your Contract Value and are always 100% vested.
4)	If the Contract is owned by a non-individual, then we use the age of the Annuitant to determine whether a bonus applies.
We pay all bonus amounts from the general account assets of Allianz Life.
We deduct Contract charges other than the M&E charge from the Rewards Value, which is your Contract Value plus any unvested bonus. If you take a withdrawal* or Full Annuitization, or if a death benefit is payable in the first three years after we receive a Purchase Payment, you lose all or some of your bonus. Since we assess charges against the Rewards Value, it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or not purchased a bonus annuity. You may alleviate this risk by allocating the bonus to the AZL® Government Money Market Fund. We expect to profit from certain charges assessed under the Contract associated with the bonus (for example, the withdrawal charge and the M&E charge).
*	Withdrawals include Partial Annuitizations, GPWB Payments, and Excess Withdrawals.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

Example
•
You purchased the Contract with an initial Purchase Payment of $80,000. The bonus rate for this payment is 5% and the bonus amount is $4,000. This bonus will completely vest on the third Contract Anniversary.

•	30 days later we receive a second Purchase Payment of $25,000. The bonus rate for this payment is 6% and the bonus amount would be $1,500.
•
When we receive your second payment, you receive an additional bonus of 1% (or $800) on your initial Purchase Payment because the second payment was received within the first 90 days of your Contract. The total bonus on your second Purchase Payment would then be $2,300 and it will vest based on the date we received this payment.

ALLOCATION OF PURCHASE PAYMENTS
We no longer accept additional Purchase Payments unless your Contract was issued in Connecticut, Florida, or New Jersey. For Contracts issued in Connecticut, we do not accept additional Purchase Payments on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual).

You must allocate your money to the Investment Choices in whole percentages. We allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.
You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. If you allocate the bonus to the AZL® Government Money Market Fund this will be the default allocation for the bonus unless you give us other instructions. If you do not allocate the bonus to the AZL® Government Money Market Fund, then we allocate the bonus in the same way as its corresponding Purchase Payment. Contract Value transfers between Investment Choices do not change your future allocation instructions.
You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the dollar cost averaging program or the flexible rebalancing program, this change does not automatically apply to your allocation instructions for these programs. To change your allocation instructions for these programs, you must send us additional instructions. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is not available unless your Contract was issued in Connecticut, Florida, or New Jersey. For Contracts issued in Connecticut, AIP is not available on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual). AIP is also not available if you have a Qualified Contract that is funding a plan that is tax qualified under Section 401 or 403(b) of the Internal Revenue Code.

The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions. AIP Purchase Payments must comply with the allocation requirements and restrictions stated in this section. We must receive your request to stop or change AIP at our Service Center before the end of the last Business Day immediately before the Business Day we process AIP to make the change that month. AIP ends automatically as follows.
•	If you begin GPWB Payments, AIP ends on the date payments begin.
•	If you begin Annuity Payments, AIP ends on the last Business Day before the Income Date.
We reserve the right to discontinue or modify AIP at any time and for any reason.
DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program transfers Contract Value monthly or quarterly from an Investment Option you select to other Investment Options (Standard DCA Option). For Contracts issued in Connecticut, Florida, or New Jersey, if you make an additional Purchase Payment you can instead select to participate in the DCA Fixed Option. By allocating on a regularly
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.
You can participate in the DCA program by completing our DCA form. You can participate in this program for at least six months, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.
If you choose to participate in this program the Standard DCA Option, you must allocate at least $1,500 to the source Investment Option from which we will make DCA transfers. If you choose to participate in the DCA Fixed Option, you must make an additional Purchase Payment of at least $1,500 and allocate it to the DCA Fixed Option. Amounts you allocate to the DCA Fixed Option receive a fixed interest rate guaranteed by us. Each month while the program is in effect, we transfer Contract Value applied to the DCA program from the source Investment Option or DCA Fixed Option to your selected target Investment Options according to your allocation instructions.
We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center before the end of the Business Day that we process these transfers or your participation does not begin until next month.
Your participation ends on the earliest of the following:
•	the number of requested transfers has been made;
•	you do not have enough Contract Value in the source Investment Option or DCA Fixed Option to make the transfer (if less money is available, that amount is transferred and the program ends);
•	you request to end the program (your request must be received at our Service Center before the end of the last Business Day immediately before the tenth to end that month); or
•	your Contract ends.

4.	VALUING YOUR CONTRACT

Your Rewards Value (the Contract Value plus any unvested bonus amounts) increases and decreases based on Purchase Payments, transfers, withdrawals, deduction of fees and charges, and your selected Investment Choices’ performance.
We place Purchase Payments and bonus amount you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life Variable Account B). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.
ACCUMULATION UNITS
When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment and bonus amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount’s accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.
We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount was equal to the initial Purchase Payment and bonus amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.
Example
•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•  The bonus rate is 4% and you allocate the bonus to the same Investment Option as the Purchase Payment.
•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.
We then divide $3,120 ($3,000 Purchase Payment plus $120 bonus amount) by $13.25 and credit your Contract on Wednesday night with 235.47 subaccount accumulation units for your selected Investment Option.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments, bonus amounts and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.
At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E Charge.
COMPUTING REWARDS VALUE AND CONTRACT VALUE
We calculate your Rewards Value at the end of each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. Additional Purchase Payments and bonus amounts increase your Rewards Value, withdrawals and Contract charges reduce your Rewards Value. Your Rewards Value on any given Business Day is determined at the end of the prior Business Day. For example, your Rewards Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day. Your Contract Value at the end of each Business Day is equal to the Rewards Value less the unvested bonus amounts.
GMIB Partial Annuitizations: If you take a GMIB Partial Annuitization, we reduce the Rewards Value and Contract Value by the percentage of PB Value applied to the GMIB Payments.

5.	INVESTMENT OPTIONS

The following table lists this Contract’s Investment Options and their associated investment advisers and subadvisers, investment objectives, and principle investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.
You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options’ prospectuses. You can obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.
The COVID-19 pandemic has at times led to significant volatility and negative returns in the financial markets. These market conditions have impacted the performance of the Investment Options, as well as the securities held by the Investment Options, and the interest rates we offer on the FPAs. If these market conditions continue, or reoccur, and depending on your individual circumstances (e.g., your selected Investment Choices, and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. The COVID-19 pandemic and other market factors have resulted in an abnormally low interest rate environment, in which certain rates have gone negative. This low level of rates can affect the returns of an Investment Option, interest rates on the FPAs, other product features, and the performance of your Contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen. You should consult with a Financial Professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken to address any conflicts.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.
Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.
The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive from any variable investment option in any variable annuity contract we offer is 0.55% annually of the average aggregate amount invested by us in the Investment Options.
The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.
We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.
The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC and Pacific Investment Management Company LLC.
INVESTMENT OPTIONS
INVESTMENT MANAGEMENT COMPANY AND ADVISER/SUBADVISER	INVESTMENT OPTION NAME	ASSET CLASS	INVESTMENT OBJECTIVE	PRINCIPAL INVESTMENT STRATEGIES (NORMAL MARKET CONDITIONS)
ALLIANZ FUND OF FUNDS
Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of four underlying funds subadvised by Dimensional Fund Advisors LP, with approximately 60% of assets in the underlying equity funds and 40% in the underlying bond fund.

	AZL Moderate Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 50% to 70% of assets in the underlying equity index funds and 30% to 50% in the underlying bond index fund.

	AZL MVP Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

	AZL MVP Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Fusion Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 50% to 70% of assets in equity funds and approximately 30% to 50% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

BLACKROCK
Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Government Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully. Invests at least 80% in government securities or in repurchase agreements collateralized by government securities. Investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Government Money Market Fund may also become extremely low and possibly negative.

DIMENSIONAL
Managed by Allianz Investment Management LLC/Dimensional Fund Advisors LP	AZL DFA Five-Year Global Fixed Income Fund	Global Bond
The Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value

Invests generally in a universe of U.S. and foreign debt securities maturing in five years or less. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

FIDELITY INSTITUTIONAL ASSET MANAGEMENT®
Managed by Allianz Investment Management LLC/FIAM® LLC/Geode Capital Management, LLC	AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	Specialty	High level of current income while maintaining prospects for capital appreciation
Approximately 60% of the Fund’s assets will be managed by FIAM® LLC, which will invest primarily in investment-grade debt securities. Approximately 40% of the Fund’s assets will be managed by Geode Capital Management, LLC which will invest primarily in the equities securities of large cap companies.

Managed by Allianz Investment Management LLC/ FIAM® LLC	AZL Fidelity Institutional Asset Management® Total Bond Fund	Intermediate-Term Bond	High level of current income
Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.

GATEWAY
Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments
Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

PIMCO
Pacific Investment Management Company LLC	PIMCO VIT Global Core Bond (Hedged) Portfolio	Intermediate-Term Bonds	Total return, which exceeds that of its benchmark
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.
TRANSFERS BETWEEN INVESTMENT OPTIONS
You can make transfers between Investment Options, subject to the following restrictions. Currently there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee, see section 7, Expenses.
The following applies to any transfer.
•	There is no minimum required transfer amount.
•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.
•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•	Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions.
We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices. For jointly owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf.
ELECTRONIC INVESTMENT OPTION TRANSFER AND ALLOCATION INSTRUCTIONS
We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.
EXCESSIVE TRADING AND MARKET TIMING
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.
•	Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.

•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
•	Prohibit transfers into specific Investment Options.
•	Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following.
•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.
This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
FLEXIBLE REBALANCING PROGRAM
Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center before the end of the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center before the end of the last Business Day immediately before the 20th to end that month.
FINANCIAL ADVISER FEES
If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal, which means a withdrawal charge, federal and state income taxes, and a 10% additional federal tax if you are under age 59 1∕2 may apply. This withdrawal reduces the Contract Value and the amount available under the free withdrawal privilege by the amount withdrawn. It may also reduce the guaranteed death benefit value, the guaranteed value used to calculate GMIB Payments under the Enhanced GMIB for Original Contracts, and AIA and MAV used to calculate PB Value available under the PRIME Benefits for the May 2003 Contracts and May 2006 Contracts by more than the amount withdrawn. These reductions could be significant. If this is a Non-Qualified Contract, a withdrawal will be a taxable withdrawal to the extent that gain exists within the Contract. Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments. Please consult with your Financial Professional before requesting us to pay financial adviser fees from this Contract compared to other assets you may have.
Your investment adviser acts on your behalf, not ours. We are not party to any agreement between you and your financial adviser, nor are we responsible for your financial adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any financial adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your financial adviser about compensation they receive for this Contract. Allianz Life is not an investment adviser, and does not provide investment advice in connection with sales of the Contract. We are not a fiduciary to you, and do not make recommendations or assess suitability.
You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review a financial adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your financial adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
VOTING PRIVILEGES
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.
We determine your voting interest in an Investment Option as follows.
•
You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.

•	You receive proxy materials and a voting instruction form.

6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
The DCA Fixed Option is currently the only available general account investment choice during the Accumulation Phase. Any additional Purchase Payments you apply to the DCA Fixed Option, and Contract Value you apply to fixed Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.
As a result of the COVID-19 pandemic, economic uncertainties have arisen which are likely to negatively impact Allianz Life’s net income and surplus. The extent to which the COVID-19 pandemic impacts our business (including our ability to timely process claims), net income, and surplus, as well as our capital and liquidity position, will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

7.	EXPENSES

Contract fees and expenses reduce your investment return and are described here in detail.
SEPARATE ACCOUNT ANNUAL EXPENSES
We calculate and accrue the mortality and expense risk (M&E) charge and the administrative charge (together they are called the Separate Account annual expenses) at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase as follows.
Separate Account Annual Expenses(1) (as a percentage of each Investment Options’ net asset value)
Original Contract without optional benefits
Mortality and Expense Risk (M&E) Charge	1.50%
Administrative Charge	0.15%
Total	1.65%
Original Contract with Original Enhanced GMDB Original Contract with Traditional PRIME Benefit and Traditional GMDB
Additional M&E Charge	0.20%
Total	1.85%
Original Contract with Second Enhanced GMDB Original Contract with Enhanced GMIB and Traditional GMDB
Additional M&E Charge	0.30%
Total	1.95%
Original Contract Traditional PRIME Benefit and Original Enhanced GMDB
Additional M&E Charge	0.40%
Total	2.05%
Original Contract with Enhanced GMIB and Second Enhanced GMDB
Additional M&E Charge	0.50%
Total	2.15%
Original Contract Enhanced PRIME Benefit and Traditional GMDB
Additional M&E Charge	0.70%
Total	2.35%
Original Contract with Enhanced PRIME Benefit and Original Enhanced GMDB
Additional M&E Charge	0.90%
Total	2.55%
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

Separate Account Annual Expenses(1) (as a percentage of each Investment Options’ net asset value)
May 2003 Contract without optional benefits May 2006 Contract without optional benefits
Mortality and Expense Risk (M&E) Charge	1.55%
Administrative Charge	0.15%
Total	1.70%
May 2003 Contract with Traditional PRIME Benefit and Traditional GMDB
Additional M&E Charge	0.20%
Total	1.90%
May 2003 Contract with Third Enhanced GMDB May 2006 Contract with Third Enhanced GMDB
Additional M&E Charge	0.30%
Total	2.00%
May 2003 Contract Traditional PRIME Benefit and Third Enhanced GMDB
Additional M&E Charge	0.45%
Total	2.15%
May 2003 Contract with Enhanced PRIME Benefit and Traditional GMDB
Additional M&E Charge	0.70%
Total	2.40%
May 2003 Contract Enhanced PRIME Benefit and Third Enhanced GMDB
Additional M&E Charge	0.90%
Total	2.60%

May 2006 Contract with PRIME Plus Benefit and…	Additional M&E Charge (as a percentage of each Investment Options’ net asset value)		Total Separate Account Annual Expenses(1) (as a percentage of each Investment Options’ net asset value)
	Maximum	Current(2)	Maximum	Current(2)
Traditional GMDB	1.15%	0.70%	2.85%	2.40%
Third Enhanced GMDB	1.05%	0.60%	3.05%	2.60%
(1)
Upon the death of the Owner, we continue to assess a Separate Account annual expense of either 1.65% for Original Contracts (a M&E charge of 1.50% and an administrative charge of 0.15%), or 1.70% for May 2003 Contracts and May 2006 Contracts (a M&E charge of 1.55% and an administrative charge of 0.15%) when paying the death benefit under death benefit payment Option B, or with variable Annuity Payments or optional payments under death benefit payment Option C, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.

(2)	We may increase additional M&E charge if you reset the 7% AIA.
If you select variable Traditional Annuity Payments during the Annuity Phase the Separate Account annual expense is either 1.65% for Original Contracts (a M&E charge of 1.50% and an administrative charge of 0.15%), or 1.70% for May 2003 Contracts and May 2006 Contracts (a M&E charge of 1.55% and an administrative charge of 0.15%). The Separate Account annual expenses reduce the net asset value that we use to calculate each subaccount’s accumulation unit value during the Accumulation Phase, or each subaccount’s annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract. For more information on Annuity Payments, see the Annuity Payments section of the SAI.
The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one Separate Account annual expense while another part is in the Annuity Phase with a different Separate Account annual expense. For example, if you have a May 2006 Contract with the Third Enhanced GMDB and request a variable Partial Annuitization, we reduce your accumulation unit value for the 2.00% Separate Account annual expense and we reduce
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

your annuity unit value for the 1.70% Separate Account annual expense. For more information, see section 9, The Annuity Phase – Partial Annuitization.
The M&E charge compensates us for providing all your Contract’s benefits, including our contractual obligation to make Annuity Payments and certain Contract and distribution expenses. The M&E charge also compensates us for assuming the expense risk that the current charges are less than future Contract administration costs as well as the cost of providing certain features under the Contract. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit. The administrative charge, together with the contract maintenance charge (which is explained next), compensates us for all the expenses associated with the administration and maintenance of the Contracts.
CONTRACT MAINTENANCE CHARGE
Your annual contract maintenance charge is $40. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•
During the Accumulation Phase if the total Rewards Value for all your RewardsSM Contracts is at least $75,000 at the time we are to deduct the charge. We determine the total Rewards Value for all individually owned RewardsSM Contracts by using the Owner’s social security number, and for non-individually owned RewardsSM Contracts we use the Annuitant’s social security number.

•	During the Annuity Phase if the Contract Value on the Income Date is at least $75,000.
•	When paying death benefits under death benefit payment options A, B, or C.
During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value and Rewards Value determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract’s guaranteed values. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment.
WITHDRAWAL CHARGE
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments(not including any bonus), less any Purchase Payment withdrawn (excluding any bonus and any penalty-free withdrawals). We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay the withdrawal charge, transfer fee, or contract maintenance charge.
We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, including the withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: GPWB Payments and Excess Withdrawals under the PRIME Plus Benefit that do not exceed the annual GPWB Maximum, withdrawals under the partial withdrawal privilege, and any amounts paid as part of a required minimum distribution.
For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.
1.
First, we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, Purchase Payments that we have had for ten or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.

2.
Then, if this is a partial withdrawal, we withdraw from the partial withdrawal privilege (see section 8, Access to Your Money – Partial Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.

3.
Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each payments by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

4.
Finally, we withdraw any Contract earnings. We treat the bonuses and any of their earnings as earnings under the Contract for purposes of the withdrawal charge. This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.

The withdrawal charge(1) as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
0	8.5%
1	8.5%
2	8.5%
3	8.5%
4	8.0%
5	7.0%
6	6.0%
7	5.0%
8	4.0%
9	3.0%
10 years or more	0.0%
(1)	For Contracts issued in Connecticut and New Jersey, the withdrawal charge is 8.5%, 8.5%, 8.0%, 7.0%, 6.0%, 5.0%, 4.0%, 3.0%, 2.0%, 1.0%, and 0.0% for the time periods referenced.
Upon a full withdrawal, we first deduct any applicable contract maintenance charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the remaining Rewards Value and we deduct it proportionately from your selected Investment Choices. If a partial withdrawal occurs on a day that we also assess the contract maintenance charge, we assess this charge after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract
Example: You purchased a May 2006 Contract with an initial Purchase Payment of $30,000 and made another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We withdraw money from and compute the withdrawal charge as follows.
1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.
2)
Amounts available under the partial withdrawal privilege. You have not taken any other withdrawals this year so you can withdraw up to 10% of your total payments (or $10,000) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to an 8.5% withdrawal charge, and we pay you this entire amount. We determine the withdrawal charge on this amount as follows:

$30,000	x	0.085	=	$2,550
Next we determine how much we need to deduct from the second Purchase Payment. So far your received $40,000 ($10,000 under the partial withdrawal privilege and $30,000 from the first Purchase Payment), so we would need to deduct $12,000 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is also subject to an 8.5% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:
$12,000	x	0.085	=	$1,020
4)	Contract earnings. We already withdrew your requested amount, so this does not apply.
In total we withdrew $55,570 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,570.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. We will implement this withdrawal charge reduction or elimination in a nondiscriminatory manner. For example, if a large group of individuals purchased Contracts, or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.
•	-	-	-	We do not reduce the Withdrawal Charge Basis for penalty-free withdrawals or the deduction of Contract fees and expenses. This means that upon a full withdrawal, if your Contract Value is less than your remaining Purchase Payments that are still subject to a withdrawal charge we will assess a withdrawal charge on more than the amount withdrawn. This can occur because your Contract Value was reduced for:
prior penalty-free withdrawals
deductions of Contract fees and expenses, and/or
poor performance.
This also means that upon a full withdrawal you may not receive any money.
•
Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% additional federal tax. For tax purposes, in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.

•	Partial Annuitizations reduce each Purchase Payment and the Withdrawal Charge Basis proportionately by the percentage of Contract Value or PB Value you annuitize.

COMMUTATION FEE FOR LIQUIDATIONS DURING THE ANNUITY PHASE
For Original Contracts and May 2003 Contracts issued before April 29, 2005, liquidations are only available if you take variable Traditional Annuity Payments under Annuity Option 2 or 4. For Original Contracts that allow variable Traditional Annuity Payments under Annuity Option 6 you can also take liquidations before the guaranteed period ends. Please refer to your Contract to verify if liquidations are available to you.

You can take withdrawals (“liquidations”) during the Annuity Phase before the guaranteed period ends if you meet the requirements described in Appendix B. Under Annuity Options 2, 4, and 6 a commutation fee applies to all liquidations. We assess the commutation fee against the amount liquidated as follows.
Liquidations under Annity Option 2, 4, and 6
Number of Complete Years Since Purchase Payment	Commutation Fee Amount
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 years or more	1%
We subtract the commutation fee from the amount you requested and send you the remaining amount.
We assess the commutation fee to cover lost revenue as well as internal costs incurred in conjunction with the liquidation.
TRANSFER FEE
The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, or flexible rebalancing transfers. The transfer fee continues to apply under death benefit payment Option B, and with variable Annuity Payments or optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct the transfer fee on a dollar for dollar basis from the Rewards Value determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Choices, we deduct this fee proportionately from the Investment Choices from which the transfer is made. If you transfer the total amount in an Investment Choice, we deduct a transfer fee from the amount transferred. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract’s guaranteed values.
PREMIUM TAX
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.
INCOME TAX
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
INVESTMENT OPTION EXPENSES
The Investment Options’ assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, and in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ provided us with the expense information in this prospectus and we did not independently verify it.

8.	ACCESS TO YOUR MONEY

The money in your Contract is available under the following circumstances:
•	by withdrawing your Contract Value;
•	by taking required minimum distributions (Qualified Contracts only) as discussed in “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” later in this section;
•	by taking GPWB Payments (if you have the PRIME Plus Benefit);
•	by taking Annuity Payments; or
•	when we pay a death benefit.
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. We process any withdrawal request received at or after the end of the current Business Day using values determined on the next Business Day.
Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $10,000.* We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*	Does not apply to GPWB Payments, systematic withdrawals, or required minimum distributions.
In the event that there are multiple bonuses applied to the Contract, we reduce the oldest unvested bonus amounts first. Partial withdrawals in excess of the partial withdrawal privilege reduce unvested bonus amounts by the excess amount’s percentage of the Contract Value withdrawn. This percentage is determined by dividing the amount of the partial withdrawal (including any withdrawal charge) in excess of the partial withdrawal privilege amount by the Contract Value determined at the end of the Business Day (but before) the withdrawal.
When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:
•	total Contract Value determined at the end of the day,
•	less any withdrawal charge, and
•	less any contract maintenance charge.
See the Fee Tables and section 7, Expenses for a discussion of these charges.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
•	Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.
•	Joint Owners: We send one check payable to both Joint Owners and we tax both Joint Owner's based on the age of the older Joint Owner.
•
We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Government Money Market Fund subaccount until the fund is liquidated.

Example
•	You purchased a Contract with an initial Purchase Payment of $100,000, and receive a bonus of $6,000.
•
You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Rewards Value is $116,600, and your partial withdrawal privilege is $10,000. Your bonus has not vested at all at this time.

Calculating the total withdrawal charge:
Amount requested that is subject to a withdrawal charge (amount requested minus the partial withdrawal privilege)
= $50,000 – $10,000 =	$40,000
Multiplied by the withdrawal charge percentage	x 0.085
Total withdrawal charge =	$ 3,400

Reducing the Contract Value:
Contract Value on the day of (but before) the partial withdrawal	$110,600
Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
= $50,000 + $3,400 =	– 53,400
Contract Value after the partial withdrawal	$ 57,200

Reducing the unvested bonus:
Amount of the unvested bonus	$ 6,000
Multiplied by the result of the total amount withdrawn, minus the partial withdrawal privilege, divided by the Contract Value on the day of (but before the partial withdrawal)
= ($53,400 – $10,000) / $110,600 =	x 0.392
Reduction in the unvested bonus due to the partial withdrawal	$ 2,352
Unvested bonus after the partial withdrawal = $6,000 – $2,352 =	$ 3,648

Reducing the Rewards Value:
Rewards Value on the day of (but before) the partial withdrawal	$116,600
Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
= $50,000 + $3,400 =	– 53,400
Minus the reduction in the unvested bonus due to the partial withdrawal	– 2,352
Rewards Value after the partial withdrawal	$60,848
PARTIAL WITHDRAWAL PRIVILEGE
Each Contract Year you can withdraw up to 10% of your total Purchase Payments (not including any bonus) without incurring a withdrawal charge (the partial withdrawal privilege). Any unused partial withdrawal privilege in one Contract Year is not added to the amount available next year.
Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your partial withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your partial withdrawal privilege.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

The partial withdrawal privilege is not available upon a full withdrawal or while you are receiving GPWB Payments.

SYSTEMATIC WITHDRAWAL PROGRAM
The systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually, or annually. However, if your Contract Value is less than $25,000, we only make annual payments. The minimum amount you can withdraw under this program is $100. However, there is no maximum on the amount you can withdraw under this program. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center before the end of the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.
•	During the withdrawal charge period, systematic withdrawals in excess of the partial withdrawal privilege are subject to a withdrawal charge.
•	Ordinary income taxes and tax penalties may apply to systematic withdrawals.
•	The systematic withdrawal program is not available while you are receiving required minimum distribution payments or GPWB Payments.

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS
If you own an IRA or SEP IRA Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the partial withdrawal privilege amount during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annual or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center before the end of the Business Day before we process these payments, or your program does not begin until the next month.
•	The minimum distribution program is not available while you are receiving systematic withdrawals or GPWB Payments.
•
If you selected the PRIME Plus Benefit the GMIB may have limited usefulness if you have a Qualified Contract subject to a RMD. If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise the GMIB. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date.

WAIVER OF WITHDRAWAL CHARGE BENEFITS
The waiver of withdrawal charge benefits are not available to May 2003 Contracts or May 2006 Contracts, and may not available in all states. For more information, please refer to your Contract.

We permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes:
•	confined to a nursing home or hospital for a period of at least 90 consecutive days, after the third Contract Year; or
•	terminally ill, which is defined as life expectancy of 12 months or less (we require a full withdrawal of the Contract in this instance) after the first Contract year.
This waiver is not available if any Owner was confined to a nursing home or hospital on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts.
Also, after the first Contract Year, if you become unemployed for a period of at least 90 consecutive days, you can take up to 50% of your Contract Value out of the Contract without incurring a withdrawal charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the partial withdrawal privilege in the same Contract Year. When the Contract is owned by a qualified plan, this waiver does not apply.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

We must receive proof of confinement in Good Order for each withdrawal before we waive the withdrawal charge. Amounts withdrawn under this benefit are penalty-free withdrawals and do not reduce the Withdrawal Charge Basis.
SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.
*	Including GPWB Payments.
We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

9.	THE ANNUITY PHASE

Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can apply your Contract Value to regular periodic annuity payments (Traditional Annuity Payments). If you selected the PRIME Plus Benefit you can also apply your PB Value to fixed annuity payments (GMIB Payments) as discussed in section 11. The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.
ANNUITY PAYMENT OPTIONS
You can choose one of the Annuity Options described below or any other payment option to which we agree. After Annuity Payments begin, you cannot change the Annuity Option.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a minimum guaranteed period that you select. If the Annuitant dies before the end of the guaranteed period, the Owner may instead take a lump sum payment.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select. If the last Annuitant dies before the end of the guaranteed period, the Owner may instead take a lump sum payment.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Traditional Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. Each Investment Option’s refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options’ performance.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

Option 6. Specified Period Certain Annuity. We make Annuity Payments for a specified period of time you select, which must be a whole number of years from ten to 30.
•	Annuity Option 6 is generally only available for GMIB Payments. However, in Florida, it is also available for fixed Traditional Annuity Payments.
•	For Owners younger than age 59½, Annuity Payments under Annuity Option 6 may be subject to a 10% additional federal tax.

Under Annuity Options 1, 3, and 5, if all Annuitants die on or after the Income Date and before we send the first Annuity Payment, we will cancel Annuity Payments and upon receipt of a Valid Claim we will pay the amount applied to the selected Annuity Option to the surviving individual Owner, or the Beneficiary(s) if there is no surviving Owner. If the Owner is a non-individual, we pay the Owner.
After the Annuitant’s death under Options 2 or 6, or the last surviving joint Annuitant's death under Annuity Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.
Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
•	If you do not choose an Annuity Option before the Income Date, we make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with ten years of guaranteed monthly payments.
•
For Contracts issued in Oregon selecting variable Traditional Annuity Payments under Annuity Option 2 or 4: You may be able to take withdrawals (“liquidations”) during the Annuity Phase as described in Appendix B.

CALCULATING YOUR TRADITIONAL ANNUITY PAYMENTS
We base Traditional Annuity Payments upon the following:
•	The Contract Value on the Income Date.
•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
•	The age of the Annuitant and any joint Annuitant on the Income Date.
•	The gender of the Annuitant and any joint Annuitant, where permitted.
•	The Annuity Option you select.
•	Your Contract’s mortality table.
We guarantee the dollar amount of fixed Traditional Annuity Payments and this amount does not change during the entire annuity payout option period that you selected, except as provided under Annuity Option 3. Variable Annuity Payments are not predetermined and the dollar amount changes with your selected Investment Options’ investment experience.
VARIABLE OR FIXED TRADITIONAL ANNUITY PAYMENTS
You can request Traditional Annuity Payments under Annuity Options 1-6 as:
•	a variable payout,
•	a fixed payout, or
•	a combination of both.
After the Income Date, you cannot make a transfer from a fixed Traditional Annuity Payment stream to variable, but you can transfer from a variable Traditional Annuity Payment stream and establish a new fixed Traditional Annuity Payment stream.
We base fixed Traditional Annuity Payments on your Contract’s interest rate and mortality table or current rates, if higher.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

The dollar amount of variable Traditional Annuity Payments depends on the assumed investment rate (AIR) and your selected Investment Options’ performance. The AIR is 5%. We may agree with you to use a different value, however, the AIR cannot exceed 7%. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options’ actual performance exceeds your selected AIR, variable Traditional Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Traditional Annuity Payments decrease.
If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Traditional Annuity Payments on the allocation instructions that are in effect on the Income Date. Currently, we require your initial Traditional Annuity Payment to be $100 or more.
The 7% AIR is not available in all states. For more information, please refer to your Contract.

WHEN ANNUITY PAYMENTS BEGIN
Annuity Payments begin on the Income Date. Your scheduled Income Date is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary and is stated in your Contract. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchased your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least three years after the Issue Date. The Income Date cannot be later than what is permitted under applicable law. If you selected the PRIME Plus Benefit, your Income Date must be within 30 days following a Contract Anniversary beginning ten Contract Years after the later of the rider effective date, or the date of any 7% AIA reset (and certain other conditions must also be met as discussed in section 11).
If on the Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance, including the option to extend your Income Date if available. If on your Income Date you have not selected an Annuity Option, we make variable payments under Annuity Option 2 with ten years of guaranteed monthly payments. Upon Full Annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.

PARTIAL ANNUITIZATION
Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. GMIB Partial Annuitizations are only available before GPWB Payments begin, and the PB Value must be greater than the Contract Value. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. If you take variable Traditional Annuity Payments under a Partial Annuitization, any Investment Option transfer instructions you give us apply equally to the accumulation and annuitization portions of the Contract. You cannot make Investment Option transfers selectively within different portions of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, and any of your Contract’s guaranteed values (such as the PB Value under the PRIME Plus Benefit, or the guaranteed death benefit value under your selected death benefit).
•
GMIB Partial Annuitizations: If you take a GMIB Partial Annuitization, we reduce each Purchase Payment, the Rewards Value, the Contract Value, and the guaranteed death benefit value by the percentage of PB Value applied to the GMIB Payments.

•
A Partial Annuitization on a Non-Qualified Contract receives the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

10.	DEATH BENEFIT

“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual. The Contract provided the Traditional GMDB. When you purchased this Contract, you could instead have selected an Enhanced GMDB.
The death benefit is only available during the Accumulation Phase. Bonus amounts do not become part of the guaranteed death benefit value that is based on Contract Value until they are vested, and the bonus is not part of the guaranteed death benefit value that is based on Purchase Payments. If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive a Valid Claim. If we receive a Valid Claim after the end of the current Business Day, we use the next Business Day’s prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share.
Each Beneficiary’s portion of the death benefit remains in the Investment Choices based on the allocation instructions that were in effect on the date of death until we receive his or her Valid Claim and we either pay the claim or the Beneficiary provides alternate allocation instructions. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.
Upon your death, your Beneficiary(s) will receive the death benefit. The death benefit is the greater of the Contract Value (including any vested bonus amounts), or the guaranteed death benefit value.
If you selected the Traditional GMDB, the guaranteed death benefit value is total Purchase Payments received (not including any bonus) adjusted for withdrawalw (see the GMDB adjusted partial withdrawal formula later in this section).
Original Contracts offered the Original Enhanced GMDB, which was replaced by the Second Enhanced GMDB beginning September 27, 2002. The Original Enhanced GMDB and Second Enhanced GMDB are discussed in Appendix F. May 2003 Contracts and May 2006 Contracts offered the Third Enhanced GMDB.
If you have a May 2003 Contract or May 2006 Contracts and selected the Third Enhanced GMDB, the guaranteed death benefit value is the greater of:
•	the 3% Annual Increase Amount (3% AIA), or
•	the Maximum Anniversary Value (MAV).
For a sole Beneficiary, we determine the guaranteed death benefit value at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of guaranteed death benefit value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value (including any vested bonus) determined at the end of the Business Day during which we receive his or her Valid Claim.
Withdrawals include all withdrawals (even penalty-free withdrawals) and any withdrawal charges, any vested bonus, and Partial Annuitizations; but not amounts we withdraw for the transfer fee, or contract maintenance charge. Withdrawals may reduce the guaranteed death benefit value by more than the amount withdrawn or annuitized.

3% Annual Increase Amount (3% AIA)
The 3% AIA was initially equal to the Purchase Payment (not including any bonus) received on the Issue Date.
At the end of each Business Day, we adjust the 3% AIA as follows.
•	We increase it by the amount of any additional Purchase Payments (not including any bonus).
•	We reduce it for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section).
On each Contract Anniversary before the end date, we increase the 3% AIA determined at the end of prior Business Day (after deduction of all Contract fees and expenses) by 3%. However, we limit this increase to 1.5 times your total
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Purchase Payments received (not including any bonus) reduced for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section). On and after the end date, we no longer apply the 3% increase.
Maximum Anniversary Value (MAV)
The MAV was initially equal to the Purchase Payment (not including any bonus) received on the Issue Date.
At the end of each Business Day, we adjust the MAV as follows.
•	We increase it by the amount of any additional Purchase Payments (not including any bonus).
•	We reduce it for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section).
On each Contract Anniversary before the end date, we compare the MAV to the Contract Value (including any vested bonus) using values determined at the end of prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains.
The end date for the 3% AIA and MAV
The end date occurs on the earliest of:
•	the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual),
•	the date GPWB Payments begin, or
•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
GMDB Adjusted Partial Withdrawal Formula for the Traditional GMDB and Third Enhanced GMDB
At the end of each Business Day, withdrawals reduce the guaranteed death benefit value by the percentage of:
•	Contract Value (including any vested bonus) withdrawn (including GPWB Payments, Excess Withdrawals, and any withdrawal charge) or applied to a traditional Partial Annuitization, or
•	PB Value applied to a GMIB Partial Annuitization if you have a PRIME Benefit.
FOR CONTRACTS WITH A PRIME BENEFIT: If you take GPWB Payments, the guaranteed death benefit value no longer increases and it reduces with each GPWB Payment and Excess Withdrawal. Your Contract Value also decreases with each GPWB Payment and Excess Withdrawal, which reduces the likelihood of locking in investment gains to the MAV. Also, the additional M&E charge associated with the Third Enhanced GMDB continues until the death benefit ends.

Please see Appendix E for examples of calculations of the death benefit.
WHEN THE DEATH BENEFIT ENDS
The death benefit end upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the guaranteed death benefit value and Contract Value are both zero.
•	When the Contract ends.
DEATH OF THE OWNER AND/OR ANNUITANT
Appendix A to the SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE
If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.
Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For an IRA, Roth IRA, or SEP IRA Contract, spousal continuation can only occur if the surviving spouse is the Contract’s sole primary Beneficiary. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is total Purchase Payments (not including any bonus) adjusted for withdrawals if the Traditional GMDB applies; the MAV if the Original Enhanced GMDB applies; or the AIA or MAV if the Second or Third Enhanced GMDBs apply. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions.
If the surviving spouse continues the Contract:
•	he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries; and
•	he or she is subject to any remaining withdrawal charge.
Death Benefit Payment Options
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a Separate Account annual expense of either 1.65% for Original Contracts, or 1.70% for May 2003 Contracts and May 2006 Contracts. Any unvested bonus will continue to vest. At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: If the Beneficiary is an individual, payment of the death benefit as traditional Annuity Payments under an Annuity Options 1, 2, or 5 as described under “Annuity Payment Options” in section 9. GMIB Payments are not available under this option. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy, and any unvested bonus will continue to vest. Under this payment option, and with variable Traditional Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a Separate Account annual expense of either 1.65% for Original Contracts, or 1.70% for May 2003 Contracts and May 2006 Contracts. Option C may not be available on a Qualified Contract.
Distribution from Non-Qualified Contracts must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Traditional Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.
If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.
Other rules may apply to Qualified Contracts, such as all distributions must be made to Beneficiaries by the end of the tenth year after the Owner's death, except for distributions made to certain eligible designated Beneficiaries.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

11.	PROTECTED RETIREMENT INCOME MADE EASY(PRIME) PLUS BENEFIT

PRIME Plus Benefit was available from May 1, 2006 through June 30, 2010. PRIME Plus Benefit has an additional M&E charge that we assess during the Accumulation Phase as discussed in the Fee Tables and section 7, Expenses – Separate Account Annual Expenses.
We designed PRIME Plus Benefit for Owners who want flexibility in the way they turn accumulated retirement assets into a stream of fixed retirement income and can wait at least ten years before taking income. PRIME Plus Benefit includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB). The GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date the Payee may receive less than your investment in the Contract. GPWB provides a guaranteed minimum amount of income in the form of partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream.
REMOVING PRIME PLUS BENEFIT FROM YOUR CONTRACT
You can remove PRIME Plus Benefit from your Contract before GMIB Payments or GPWB Payments begin by completing the appropriate form. We process your request on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider removal date is that Contract Anniversary. Your request is in Good Order if we receive this form no earlier than 30 days before the Contract Anniversary and no later than before the end of the last Business Day before the Contract Anniversary. If we receive your request outside this time period, we ask to you resubmit it for the next Contract Anniversary. If you remove PRIME Plus Benefit from your Contract, we no longer assess the additional M&E charge for this benefit as of the rider termination date. Because the total Separate Account annual expense changes, we adjust the number of accumulation units so that the Rewards Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
Although you cannot remove PRIME Plus Benefit from your Contract after you exercise GPWB or GMIB, you can end GPWB by:
•	taking an Excess Withdrawal of the total Contract Value, or
•	requesting a Full Annuitization.
Although you can elect to stop GPWB Payments and end the GPWB, you cannot elect to stop GMIB Payments after they have begun.
PRIME PLUS BENEFIT OVERVIEW
The GPWB guarantees a minimum amount of income in the form of partial withdrawals during the Accumulation Phase. You can select either a 5% payment option that provides the potential for payment increases (or “step ups”), or a 10% payment option where payments are fixed. We base your initial GPWB Payment on the payment option you select and the PB Value. The GPWB Maximum is the amount you are entitled to receive each year, but you can choose to take less.
On the date GPWB Payments begin if you select the 5% payment option the PB Value is the greatest of:
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A 7% annual increase on Purchase Payments (not including any bonus) received in the first five rider years adjusted for withdrawals (7% Annual Increase Amount or 7% AIA). Each Contract Anniversary before the older Owner’s 80th birthday you can reset 7% AIA to equal the Contact Value (including any vested bonus), if greater. The 7% AIA is subject to a maximum of two times Purchase Payments (not including any bonus) received in the first five Contract Years (the AIA Cap).

•	The Maximum Anniversary Value (MAV).
•	The Contract Value (including any vested bonus) as of the prior Contract Anniversary.
If instead you select the 10% payment option, the PB Value is the greater of the MAV, or Contract Value as of the prior Contract Anniversary.
The GMIB guarantees a minimum amount of fixed Annuity Payments during the Annuity Phase based on PB Value and the guaranteed fixed payout rates stated in your Contract, which use a 1% interest rate. You can take GMIB Payments
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

under a Full Annuitization, or as Partial Annuitization(s) before GPWB Payments begin if PB Value is greater than Contract Value.
On the date GMIB Payments begin if the MAV is greater than the 7% AIA, the PB Value is the MAV.
If the 7% AIA is greater than the MAV you can decide whether to set the PB Value equal to the 7% AIA or MAV. However, the 7% AIA is only available if you select Annuity Options 2, or 4. Different Annuity Options can provide higher or lower GMIB Payments. Because the 7% AIA is only available under Annuity Options 2 and 4, it is possible that an Annuity Option other than 2 or 4, combined with a lower MAV, could result in a higher GMIB Payment. In this instance, you can compare GMIB Payments available with both the 7% AIA and MAV, and choose the Annuity Option that you feel is most appropriate.
PB VALUE
We base GPWB Payments and/or GMIB Payments on the PB Value. Bonus amounts do not become part of the PB Value that is based on Contract Value until they are vested, and the bonus is not part of the PB Value that is based on Purchase Payments.
On the Rider Effective Date, and on each Business Day before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization, the PB Value includes the 7% AIA and MAV.
If you request GPWB Payments, on the date payments begin the PB Value is as follows.
5% payment option the PB Value is the greater of….	10% payment option the PB Value is the greater of….
• 7% AIA determined at the end of the prior Business Day, • the MAV determined at the end of the prior Business Day, or • the Contract Value as of the prior Contract Anniversary.	• the MAV determined at the end of the prior Business Day, or • the Contract Value as of the prior Contract Anniversary.

We compute the the Contract Value on the prior Contract Anniversary as follows:
•  Contract Value (including any vested bonus) determined at the end of the last Business Day before the prior Contract Anniversary,
•  less any withdrawals or amounts applied to a traditional Partial Annuitization taken since that date, and
•  reduced proportionately by the percentage of MAV or 7% AIA applied to any GMIB Partial Annuitization taken since that date.

After the date GPWB Payments begin:
•	We no longer calculate the 7% AIA or the MAV.
•
The PB Value only increases if you select the 5% payment option and receive a payment step up. On the Contract Anniversary that you receive a step up, we compare the PB Value to the Contract Value (including any vested bonus) using the values determined at the end of the prior Business Day and increase the PB Value to equal this Contract Value if greater.

•	The PB Value decreases on a dollar for dollar basis for withdrawals (GPWB Payments and Excess Withdrawals) in a Contract Year that do not exceed the annual GPWB Maximum.
•
The PB Value decreases proportionately by the percentage of Contract Value withdrawn, including any vested bonus and withdrawal charge, for each withdrawal (GPWB Payment and Excess Withdrawal) in a Contract Year that exceeds the annual GPWB Maximum.

If you request GMIB Payments, on the Income Date that payments begin if the MAV is greater than the 7% AIA (using the values determined at the end of the prior Business Day), the PB Value is the MAV. If the 7% AIA is greater than the MAV you can decide whether to set the PB Value equal to the 7% AIA or MAV. However, the 7% AIA is only available if you select Annuity Option 2, or 4. If you take a GMIB Partial Annuitization, we continue to calculate the 7% AIA and MAV but they will decrease because of the Partial Annuitization. If you take a GMIB Full Annuitization, we no longer calculate the 7% AIA or the MAV on or after the Income Date.
•
GMIB FULL ANNUITIZATION: There may be situations where the PB Value is greater than the Contract Value (including any vested bonus), but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greater payment. If the Traditional

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Annuity Payments are greater than the GMIB Payments, you will have paid for the benefit without receiving the advantages of the GMIB.
•	Please see Appendix C for examples of the calculations of the PB Value.

7% ANNUAL INCREASE AMOUNT (7% AIA)
While the PRIME Plus Benefit is in effect, we only calculate the 7% AIA before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
If the rider effective date was the Issue Date, the 7% AIA was initially equal to the Purchase Payment (not including any bonus) received on the Issue Date. If the rider effective date was after the Issue Date, or if you reset the 7% AIA, on the rider effective date or reset anniversary it was equal to the Contract Value (including any vested bonus) at the end of the prior Business Day.
At the end of each Business Day, we adjust the 7% AIA as follows.
•	We increase it by the amount of any additional Purchase Payments (not including any bonus).
•	We reduce it by the percentage of any Contract Value withdrawn (including any vested bonus and withdrawal charge) or applied to a traditional Partial Annuitization.
•	If you take a GMIB Partial Annuitization based on the:
–	7% AIA, we reduce it by the dollar amount applied to GMIB Payments.
–	MAV, we reduce it by the percentage of MAV applied to GMIB Payments.
On the first five Contract Anniversaries that occur after the rider effective date (or the reset anniversary) and before the end date, we increase the 7% AIA determined at the end of the prior Business Day (after deduction of all Contract fees and expenses) by 7%.
On the sixth and later Contract Anniversaries that occur after rider effective date (or the reset anniversary) and before the end date, we set the 7% AIA equal to the sum of a) plus b) where:
a)	is all Purchase Payments (not including any bonus) received on or after the later of the fifth Contract Anniversary or the reset anniversary.
b)	is the difference of i) minus ii) with the result increased by 7% where:
i)	is the 7% AIA determined at the end of the prior Business Day, and
ii)	is all Purchase Payments (not including any bonus) received on or after the later of the fifth Contract Anniversary or the reset anniversary.
On and after the end date, we no longer apply the 7% increase, or set the 7% equal to the sum of a) plus b). The end date is the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual).
AIA Cap
The 7% AIA cannot be greater than the AIA Cap. If the rider effective date was the Issue Date, the AIA cap was initially equal to two times the initial Purchase Payment (not including any bonus) received on the Issue Date. If the rider effective date was after the Issue Date, or if you reset the 7% AIA, on the rider effective date or reset anniversary it was initially equal to two times the Contract Value (including any vested bonus) at the end of the prior Business Day.
At the end of each Business Day before the fifth Contract Anniversary, we adjust the AIA Cap as follows.
•	We increase it by two times any additional Purchase Payments (not including any bonus).
•	We reduce it by the percentage of any Contract Value withdrawn (including any vested bonus and withdrawal charge) or applied to a traditional Partial Annuitization.
•	We reduce it proportionately by the percentage of the PB Value applied to a GMIB Partial Annuitization.
Beginning on the fifth Contract Anniversary, the 7% AIA cap no longer increases unless you reset the 7% AIA, but it does decrease if you take a partial withdrawal or Partial Annuitization in the same way that it does on each Business Day before the fifth Contract Anniversary.
7% AIA Resets
On each Contract Anniversary before the end date, you can reset the 7% AIA to equal the Contract Value (including any vested bonus) if the Contract Value (including any vested bonus) is greater using the values determined at the end of the prior Business Day (after deduction of all Contract fees and expenses). However, resets are not available after the end
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

date, or after you take a GMIB Partial Annuitization. If you reset the 7% AIA, you must wait until the tenth Contract Anniversary after the reset anniversary before you can begin GMIB or GPWB Payments. You can request a reset within 30 days following a Contract Anniversary. If your request is in Good Order, we process it as of the prior Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day). If you reset the 7% AIA, on the reset anniversary we change the additional M&E charge for PRIME Plus Benefit to the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary. We guarantee that the M&E charge will not be more than the maximum M&E charge for Contracts with PRIME Plus Benefit that is set forth in the Fee Tables, and in section 7, Expenses – Separate Account Annual Expenses. If we change the M&E charge, we change the number of accumulation units so that the Contract Value on the reset anniversary remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
MAXIMUM ANNIVERSARY VALUE (MAV)
While the PRIME Plus Benefit is in effect, we only calculate the MAV before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
If the rider effective date was the Issue Date, the MAV was initially equal to the Purchase Payment (not including any bonus) received on the Issue Date. If the rider effective date was after the Issue Date, the MAV on the rider effective date was initially equal to the Contract Value (including any vested bonus) at the end of the prior Business Day.
At the end of each Business Day, we adjust the MAV as follows.
•	We increase it by the amount of any additional Purchase Payments (not including any bonus).
•	We reduce it by the percentage of any Contract Value withdrawn (including any vested bonus and withdrawal charge) or applied to a traditional Partial Annuitization.
•	If you take a GMIB Partial Annuitization based on the:
–	MAV, we reduce it by the dollar amount applied to GMIB Payments.
–	7% AIA, we reduce it by the percentage of 7% AIA applied to GMIB Payments.
On each Contract Anniversary before the end date, we compare the MAV to the Contract Value (including any vested bonus) using values determined at the end of the prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains. The end date is the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual).
Withdrawals include all withdrawals (even penalty-free withdrawals) and any withdrawal charges, and Partial Annuitizations; but not amounts we withdraw for the transfer fee, or contract maintenance charge. Withdrawals may reduce the 7% AIA and MAV used to calculate the PB Value by more than the amount withdrawn or annuitized.

USING PRIME PLUS BENEFIT
GPWB Payments and GMIB Payments can begin on or after the tenth Contract Anniversary that occurs after the later of the rider effective date, or the reset anniversary. You must submit your request to begin payments within 30 days following a Contract Anniversary. You can choose to take GPWB Payments, GMIB Payments, or both subject to the restrictions listed here.
You request GPWB Payments by completing a GPWB Payment election form. You must select either the 5% payment option or the 10% payment option. Once you select a payment option, you cannot change it.
You request GMIB Payments by completing the annuitization forms packet. You can take either a Full Annuitization, or before GPWB Payments begin, you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value (including any vested bonus).
Payments begin after we receive your request in Good Order at our Service Center. We make GPWB Payments to you beginning on the 30th day after your Contract Anniversary. If your Contract Anniversary is the 1st through the 10th of the month, we make GMIB Payments to you beginning on the 1st of the next month (e.g., if your Contract Anniversary is August 5th, GMIB Payments begin on September 1st). If your Contract Anniversary is on or after the 11th of the month, we make GMIB Payments to you beginning on the 1st of the second month that occurs after your Contract Anniversary (e.g., if your Contract Anniversary is August 12th, GMIB Payments begin on October 1st). You can receive payments
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monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make payment to you on the next Business Day.
If you take GPWB Payments:
•	You can no longer remove PRIME Plus Benefit from the Contract.
•	We no longer calculate the 7% AIA or the MAV.
•	You cannot take new Partial Annuitizations.
•	For Contracts issued in Connecticut, Florida, or New Jersey, you cannot make additional Purchase Payments, so you also cannot start a new DCA Fixed Option.
•	Any active automatic investment plan, systematic withdrawal and/or minimum distribution programs end.
•	The partial withdrawal privilege is not available.
•	The additional M&E charge for PRIME Plus Benefit continues until the GPWB ends.
•	If you have Third Enhanced GMDB, its additional M&E charge continues until the benefit ends.
•	If you take a Full Annuitization, GPWB Payments stop and the GPWB ends
•
The Rewards Value continues to fluctuate as a result of Investment Choice performance, and it decreases on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawal, and the deduction of Contract charges other than the Separate Account annual expenses. Any unvested bonus will also continue to vest.

•	The PB Value no longer increases if you select the 10% payment option. It can only increase if you select the 5% payment option and receive a step up.
•	Each withdrawal (GPWB Payment and/or Excess Withdrawal) reduces the PB Value as follows:
–	withdrawals taken during the Contract Year that do not exceed the GPWB Maximum reduce the PB Value on a dollar for dollar basis, and
–
withdrawals taken during the Contract Year that exceed the GPWB Maximum reduce the PB Value proportionately by the percentage of Contract Value withdrawn (including any vested bonus and withdrawal charge).

•
Withdrawals (GPWB Payments and/or Excess Withdrawals) taken during the Contract Year that do not exceed the GPWB Maximum do not reduce the Withdrawal Charge Basis. However, withdrawals that exceed the GPWB Maximum may be subject to a withdrawal charge and reduce the Withdrawal Charge Basis, as set out in section 7, Expenses – Withdrawal Charge.

•	Withdrawing more than the GPWB Maximum in a Contract Year may decrease the time over which you receive GPWB Payments, or cause your GPWB Payments to stop and your GPWB to end.
•
The guaranteed death benefit value no longer increases, and each GPWB Payment and Excess Withdrawal (including any withdrawal charge) reduces the guaranteed death benefit value proportionately by the percentage of Contract Value withdrawn.

If you take GMIB Payments under a Full Annuitization:
•	You can no longer remove PRIME Plus Benefit from the Contract.
•	If you were taking GPWB Payments, they stop and the GPWB ends.
•	The Accumulation Phase ends and the Annuity Phase begins.
•
The portion of the Contract that you apply to GMIB Payments is no longer subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments continues to be subject to a 1.70% Separate Account annual expense.

•	You death benefit ends.
If you take GMIB Payments under a Partial Annuitization:
•	You can no longer remove PRIME Plus Benefit from the Contract.
•	7% AIA resets are no longer available.
•	GPWB continues to be available to you.
•	The Annuity Phase begins and the Accumulation Phase continues.
•
The portion of the Contract that you apply to GMIB Payments is no longer subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continues to be subject to the appropriate Separate Account annual expense.

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•
For Contracts issued in Connecticut, Florida, or New Jersey, you can make additional Purchase Payments for any portion of the Contract is still in the Accumulation Phase subject to the $1 million maximum stated in section 3.

•	The Rewards Value and Contract Value continue to fluctuate as a result of Investment Choice performance.
•
The Partial Annuitization reduces each Purchase Payment and Contract Value by the percentage of PB Value you apply to GMIB Payments. It also reduces the guaranteed death benefit value as discussed in section 10. However, GMIB Payments do not reduce the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

•
The portion of the Contract that you apply to GMIB Payments is no longer subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continues to be subject to the appropriate Separate Account annual expense.

CALCULATING GPWB PAYMENTS
The payment option you select determines the GPWB Maximum, the PB Value and whether or not you receive an automatic payment increase or step up. The GPWB Maximum is the amount you are entitled to receive each Contract Year. The GPWB Maximum is 5% of the PB Value if you select the 5% payment option, and it is 10% of the PB Value if you select the 10% payment option. The initial GPWB Maximum must be at least $100. If your initial GPWB Maximum is less than $100, the benefit ends and you will have paid for the benefit without receiving the advantages of the GPWB. For example, assuming the 5% payment option, if you take withdrawals that reduce PB Value to less than $2,000, this would result in an initial GPWB Maximum of less than $100.You can change your GPWB Payment frequency once each Contract Year. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before a Contract Anniversary. If the change is available, we implement it on the Contract Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The GWPB Maximum is the amount you are entitled to, but you can choose to take less. The annual actual GPWB Payment is the total amount you choose to receive each year. Any part of the GPWB Maximum that you do not withdraw in a given Contract year is not added the GPWB Maximum available next year. Each GPWB Payment you receive is equal to the annual actual GPWB Payment divided by the number of payments you chose to receive during the Contract Year until the PB Value is less than the GPWB Payment amount. Once the PB Value is less than the GPWB Payment amount, you receive one last GPWB Payment that is equal to the remaining PB Value. Each GPWB Payments must be either zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the GPWB Maximum, you can change your payment amount once each Contract Year by providing notice to our Service Center at least 30 days before a Contract Anniversary. If the change is available, we implement it on the Contract Anniversary and it remains in effect until the benefit ends or you request another change.
We deduct each GPWB Payment and any Excess Withdrawal proportionately from the Investment Options. You can continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions in section 5, Investment Options – Transfers Between Investment Options.
Once GPWB Payments have begun, if your Contract Value (including any vested bonus) reduces to zero but your PB Value is positive, you will continue to receive GPWB Payments until we payout the total PB Value. If you take the GPWB Maximum each Contract Year and take no Excess Withdrawals, we would pay the PB Value to you:
•	within ten years if you elect the 10% payment option, or
•	within 20 years if you elect the 5% payment option (assuming no step ups).
If there is Contract Value (including any vested bonus) remaining after we have paid out the total PB Value, you can elect to either:
•
receive a lump sum payment of the entire remaining Contract Value (including any vested bonus less any withdrawal charges), the Accumulation Phase of the Contract ends, and the Contract ends unless we are also making Annuity Payments under a prior Partial Annuitization; or

•	request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value (including any vested bonus).
We send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we pay you the entire remaining Contract Value
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(including any vested bonus and less any withdrawal charges) in a lump sum, the Accumulation Phase ends, and the Contract ends unless we are also making Annuity Payments under a prior Partial Annuitization.
Excess Withdrawals
An Excess Withdrawal is an additional withdrawal you take while you are receiving GPWB Payments. If your annual actual GPWB Payment is less than the GPWB Maximum, you can withdraw the difference as an Excess Withdrawal and that amount is not subject to a withdrawal charge, and does not reduce the Withdrawal Charge Basis. However, if you request an Excess Withdrawal and the amount you request plus your annual actual GPWB Payment exceeds the GPWB Maximum, the amount that exceeds the GPWB Maximum is subject to any applicable withdrawal charge and reduces the Withdrawal Charge Basis.
Excess Withdrawals do not affect the GPWB Payment amount or frequency, but they may decrease the time over which you receive GPWB Payments. If you request an Excess Withdrawal you can instruct us to stop GPWB Payments that are due for the remainder of the Contract Year at the time you request the Excess Withdrawal.
STEP UPS UNDER THE 5% PAYMENT OPTION
Step ups increase the total amount available to you under GPWB, and can lengthen the time over which you receive GPWB Payments.
If you select the 5% payment option we may change your GPWB Maximum on every third Contract Anniversary before age 91. On each of these third anniversaries, we compare the PB Value to the Contract Value (including any vested bonus) using the values determined at the end of the prior Business Day (after deduction of all Contract fees and expenses) and increase the PB Value to equal this Contract Value if it is greater. Step ups continue to happen automatically during this time until the PB Value is zero.
If we step up the PB Value, we also step up the GPWB Maximum to equal 5% of the increased PB Value if that amount is greater than the current GPWB Maximum. Step ups may or may not increase the GPWB Maximum, as demonstrated in Appendix D – GPWB Payments. Appendix D also contains examples showing the effect of an Excess Withdrawal on GPWB Payments.
If you are taking less than the GPWB Maximum and receive a step up, we do not automatically increase your actual GPWB Payment. However, you can increase next year’s actual GPWB Payment by submitting a written request to our Service Center at least 30 days before a Contract Anniversary.
Step ups are not available under the 10% payment option. Step ups are also not available once the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Contract is owned by a non-individual), or on or after the Business Day your Contract Value (including any vested bonus) reduces to zero.

TAXATION OF GPWB PAYMENTS
We treat GPWB Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of GPWB Payments.
WHEN GPWB ENDS
GPWB ends upon the earliest of the following.
•	The Business Day we process your request to remove the PRIME Plus Benefit from your Contract (the rider termination date).
•	The Business Day you take an Excess Withdrawal of the total Contract Value.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
WHEN GMIB ENDS
If you have not exercised GMIB, it ends upon the earliest of the following.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
•	When the Contract ends.
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•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
Each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and either when the guaranteed period expires, or when we pay any final lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the expiration of the specified period certain.
•	When PRIME Plus Benefit ends.
•	When the Contract ends.
The GMIB may have limited usefulness if you have a Qualified Contract subject to a RMD. If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise the GMIB. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date.

12.	TAXES

This section provides a summary explanation of the tax ramifications of your Contract. More detailed information about product taxation is contained in the SAI, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.
QUALIFIED AND NON-QUALIFIED CONTRACTS
Your Contract is either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may have been purchased pursuant to Section 408 of the Code as an IRA.
Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must have been purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve-month period from all of the IRAs you currently own.
We previously offered the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual.
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.
TAXATION OF ANNUITY CONTRACTS
The Contract has the following tax characteristics.
•	Taxes on earnings are deferred until you take money out. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.
•
When you take money out of a Non-Qualified Contract, earnings are generally subject to federal income tax and applicable state income tax. All pre-tax money distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.

•	Taxable distributions are subject to an ordinary income tax rate, rather than a capital gains rate.
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•
Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax adviser for more information.

•
If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.

•
If you fully annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.

•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-tax money.
•	GPWB Payments are taxed as partial withdrawals.
•
If you take out earnings before age 59  ½, you may be subject to a 10% additional federal tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code. If the Contract is jointly owned, we send one check payable to both Joint Owners and we tax both Joint Owner's based on the age of the older Joint Owner.

•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.
•
If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.

•
Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code.

•
Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.

•
When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.

TAXATION OF GPWB PAYMENTS
We treat GPWB Payments as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total GPWB Payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin GPWB Payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% additional federal tax.
TAXATION OF GMIB PAYMENTS
We treat GMIB Payments as Annuity Payments for tax purposes and they are not generally subject to the 10% additional federal tax.
For GMIB Payments from a Non-Qualified Contract, you receive the benefit of the exclusion ratio, and we treat each GMIB Payment partly as taxable earnings and partly as non-taxable return of Purchase Payments. However, the full amount of each GMIB Payment is subject to tax as ordinary income once we have paid out all of your Purchase Payments under a Full Annuitization, or all of your Purchase Payments attributable to a Partial Annuitization. For more information on Partial Annuitizations, please see section 9. For Qualified Contracts, the entire GMIB Payment most likely is subject to tax as ordinary income.
TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Code for all or a portion of one non-qualified annuity contract for another, or all of a life insurance policy for a non-qualified annuity contract. Before
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making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•	you might have to pay a withdrawal charge on your previous contract,
•	there is a new withdrawal charge period for this Contract,
•	other charges under this Contract may be higher (or lower),
•	the benefits may be different, and
•	you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.
We only allow 1035 exchanges if your Contract was issued in Connecticut, Florida, or New Jersey, and you are still allowed to make additional Purchase Payments.

13.	OTHER INFORMATION

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We currently offer fixed, fixed index, and variable annuities, individual life insurance, and registered index-linked annuities. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.
THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.
DISTRIBUTION
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. ALFS is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. ALFS is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). ALFS is not a member of Securities Investors Protection Corporation. More information about ALFS is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with ALFS for the distribution of our products. ALFS also may perform various administrative services on our behalf.
We may fund ALFS operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the ALFS management team; and other expenses associated with the Contracts. Financial Professionals and their managers may also be eligible for various benefits, such as production incentive bonuses,
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insurance benefits, and non-cash compensation items that we may provide jointly with ALFS. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
ALFS does not itself sell our products on a retail basis. Rather, ALFS enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of our products. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 6% of Purchase Payments.
A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your Contract.
Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account. We intend to recover commissions and other expenses indirectly through fees and charges imposed under the Contract.
Broker-dealers and their Financial Professionals and managers involved in sales of our products may receive payments from us for administrative and other services that do not directly involve sales of our products, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
We and/or ALFS may pay certain selling firms additional marketing support allowances for:
•	marketing services and increased access to their Financial Professionals;
•	costs associated with sales conferences and educational seminars;
•	the cost of client meetings and presentations; and
•	other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the SAI.
The Investment Options may assess a Rule 12b-1 fee. These fees are paid to ALFS as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to ALFS or its affiliates.
ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower administrative expenses or better than expected mortality or persistency experience.
ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries, and processing requests for variable annuity payments. Allianz Life also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
•	maintenance of the Contracts,
•	maintenance of Owner records, and
•	routine customer service including:
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–	processing of Contract changes,
–	processing withdrawal requests (both partial and total) and
–	processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or ALFS is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or ALFS ability to perform its obligations.
FINANCIAL STATEMENTS
The statutory financial statements of Allianz Life have been included or incorporated by reference in Part C of the Registration Statement. The statutory financial statements of the Separate Account have been included in the SAI.
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14.	PRIVACY NOTICE

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
800.328.5600
Your privacy is a high priority for Allianz (“we” or “our”). This Privacy Notice outlines our principles for collecting, using and protecting information that we maintain about you. This Privacy Notice is also displayed on our website at www.allianzlife.com.
Information about you that Allianz collects
We collect information about you so that we can process the insurance transactions you request and administer or service your policy. We also collect information to inform you of new products and services and to engage in studies or research relating to our business. We limit the information collected to what is needed for our business purposes. We may collect your information from the following sources.
•
From you, either directly or through our financial professionals. This may include information provided on your insurance application or other forms you may complete. The information we collect includes, but is not limited to, your name, social security number, address, telephone number and e-mail address.

•	From others, through the process of issuing a policy or handling a claim. This may include information from consumer reporting agencies and medical or accident reports.
•	From your doctor or during a home visit by a health care professional. This may include your health records gathered with your written consent.
•	From your relationship with us. For example, this may include the number of years you have been a customer or the types of products you have purchased.
•	From data brokers that collect publicly available information about you. This includes household information, financial transactions, and social media activity.
Information about you that Allianz shares
We do not share information about current or former customers with anyone, except as allowed by law. “Allowed by law” means that we may share the information we collect about you as follows.
•	With people and entities when we have your consent to share your information.
•	With our affiliates and other third parties in order to process your application, or administer or service your policy.
•	With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to decide eligibility for a policy or to process transactions you request.
•	With our financial professionals so that they can service your policy. They may also inform you of other Allianz products and services that may be of interest to you.
•	With health care providers in order to process your claim.
•
As required or otherwise permitted by law. This may include sharing information with state insurance agencies, law enforcement, and other government officials. We may also share your information to respond to subpoenas, court orders and other legal requests.

•	With research groups to conduct studies on our business to improve the products and services we offer.
•	To inform you of products and services that may be of interest to you. These communications may be made by us, our financial professionals, or through third parties.
•	With our affiliates so they can market their products and services to you. State insurance laws do not allow you to restrict this disclosure.
Allianz does not sell your information to anyone
We do not sell your information to anyone for their own marketing purposes. For this reason, we are not required to obtain your “opt in election,” “opt out election” or authorization.
Allianz policies and practices regarding security of your information
We limit access to your information to those employees, affiliates, and service providers who need it for our business purposes. We protect your information using safeguards that comply with applicable federal and state law. This includes measures that are administrative, physical, and technical in nature. We use reasonable measures to secure our websites and protect the information that may be shared over these sites.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

Your ability to access and correct your information
You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. You may also write to us and ask about disclosure(s) of your information made within the last two (2) years. If you wish to review your information, please write us at:
Allianz Life Insurance Company of North America
Attn: Privacy Office
PO Box 1344
Minneapolis, MN 55440-1344
Please provide your full name, address and policy number(s) in your written request. For your protection, please have your request notarized. We reserve the right to ask for additional verification of your identity.
Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.
If you believe any of your information is incorrect, you may write to us at the address above. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so you can contact them directly.
Notification of change
Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to implementing any changes.
For more information or if you have questions
If you have any questions or concerns about our privacy practices, please call the Corporate Compliance Privacy Office at 800.328.5600, contact us via the secured website, or write us at:
Allianz Life Insurance Company of North America
Attn: Privacy Office
PO Box 1344
Minneapolis, MN 55440-1344
This Privacy Notice is being provided on behalf of the following companies:
•	Allianz Life Insurance Company of North America
•	Allianz Life Financial Services, LLC
M40018 (R-09/2019)
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

15.	TABLE OF CONTENTS OF THE SAI

Allianz Life……………………………………………..……	2	Multiple Contracts……………………………………	9
Experts………………………………………………………	2	Partial 1035 Exchanges………………………….…	9
Legal Opinions……………………………………..………	2	Assignments, Pledges and Gratuitous Transfers....	9
Distributor……………………………………………………	2	Death Benefits………………………………………...	9
Administrative Service Fees …………………………	3	Spousal Continuation and the Federal Defense of Marriage Act (DOMA)……………………………..	9
Federal Tax Status………………………………………..	4	Federal Estate Taxes………………………………...	10
Annuity Contracts in General…………………………	4	Generation-Skipping Transfer Tax………………….	10
Taxation of Annuity Contracts in General ...…….….	4	Foreign Tax Credits…………………………………..	10
Qualified Contracts..…………………………………..	4	Possible Tax Law Changes………………………….	10
Distributions Qualified Contracts…………………..…	4	Annuity Payments…………………………………........	10
Distributions Non-Qualified Contracts………………	6	Annuity Payment Options……………………………	11
Required Distributions…………………………………	7	Annuity Units/Calculating Variable Traditional Annuity Payments…………………………………	12
Diversification…………………………………………..	8	Financial Statements………………………………….	13
Owner Control…………………………………………..	8	Appendix A – Death of the Owner and/or Annuitant	14
Contracts Owned by Non-Individuals………………..	8	Appendix B – Condensed Financial Information…	17
Annuity Purchases by Nonresident Aliens and Foreign Corporations……………………………….	8	Appendix C – Allianz Life Variable Account B Financial Statements………………………………	44
Income Tax Withholding……………………………	8

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

APPENDIX A – CONDENSED FINANCIAL INFORMATION

The statutory financial statements of Allianz Life Insurance Company of North America are included or incorporated by reference in Part C of the Registration Statement.
AUV information as of December 31, 2020 corresponding to the 1.65% Separate Account annual expense for the Original Contract without optional benefits, and the 2.60% Separate Account annual expense for May 2006 Contract with PRIME Plus Benefit and Third Enhanced GMDB is listed in the tables below. You can find AUV information for other Separate Account annual expenses as of December 31, 2020 in Appendix B of the SAI, which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Appendix C of the SAI.
Lowest and Highest Combination of Benefit Options	Separate Account Annual Expenses
Original Contract without optional benefits	1.65%
May 2006 Contract with PRIME Plus Benefit and Third Enhanced GMDB(1)	2.60%
(1)	The Separate Account annual expenses for the May 2003 Contract with Enhanced PRIME Benefit and Third Enhanced GMDB are also 2.60%, therefore the AUV information is the same.
(Number of accumulation units in thousands)
SEPARATE ACCOUNT ANNUAL EXPENSES 1.65%				SEPARATE ACCOUNT ANNUAL EXPENSES 2.60%
PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Balanced Index Strategy Fund
12/31/2011	10.901	10.982	16	12/31/2011	10.779	10.756	231
12/31/2012	10.982	11.913	31	12/31/2012	10.756	11.557	348
12/31/2013	11.913	13.233	16	12/31/2013	11.557	12.716	495
12/31/2014	13.233	13.812	26	12/31/2014	12.716	13.147	615
12/31/2015	13.812	13.588	29	12/31/2015	13.147	12.811	509
12/31/2016	13.588	14.268	30	12/31/2016	12.811	13.325	518
12/31/2017	14.268	15.649	32	12/31/2017	13.325	14.478	434
12/31/2018	15.649	14.720	61	12/31/2018	14.478	13.489	439
12/31/2019	14.720	16.976	61	12/31/2019	13.489	15.408	349
12/31/2020	16.976	18.742	58	12/31/2020	15.408	16.850	314
AZL DFA Five-Year Global Fixed Income Fund
12/31/2017	N/A	9.802	0	12/31/2017	N/A	9.555	9
12/31/2018	9.802	9.753	0	12/31/2018	9.555	9.417	35
12/31/2019	9.753	9.929	0	12/31/2019	9.417	9.497	23
12/31/2020	9.929	9.822	0	12/31/2020	9.497	9.305	20
AZL DFA Multi-Strategy Fund
12/31/2011	11.225	11.043	138	12/31/2011	11.099	10.816	839
12/31/2012	11.043	12.309	43	12/31/2012	10.816	11.941	1378
12/31/2013	12.309	14.659	48	12/31/2013	11.941	14.086	2355
12/31/2014	14.659	15.360	34	12/31/2014	14.086	14.621	2222
12/31/2015	15.360	15.008	33	12/31/2015	14.621	14.150	2011
12/31/2016	15.008	16.139	24	12/31/2016	14.150	15.072	1667
12/31/2017	16.139	17.890	24	12/31/2017	15.072	16.550	1408
12/31/2018	17.890	16.556	22	12/31/2018	16.550	15.171	1201
12/31/2019	16.556	18.984	22	12/31/2019	15.171	17.231	1031
12/31/2020	18.984	20.660	21	12/31/2020	17.231	18.574	875
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix A

SEPARATE ACCOUNT ANNUAL EXPENSES 1.65%				SEPARATE ACCOUNT ANNUAL EXPENSES 2.60%
PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2011	11.052	10.673	38	12/31/2011	10.928	10.453	250
12/31/2012	10.673	12.049	19	12/31/2012	10.453	11.688	430
12/31/2013	12.049	13.999	18	12/31/2013	11.688	13.452	838
12/31/2014	13.999	14.064	54	12/31/2014	13.452	13.387	914
12/31/2015	14.064	13.079	44	12/31/2015	13.387	12.331	1008
12/31/2016	13.079	13.703	35	12/31/2016	12.331	12.798	719
12/31/2017	13.703	14.978	34	12/31/2017	12.798	13.856	574
12/31/2018	14.978	14.434	31	12/31/2018	13.856	13.226	505
12/31/2019	14.434	16.650	14	12/31/2019	13.226	15.112	462
12/31/2020	16.650	18.583	11	12/31/2020	15.112	16.707	411
AZL Fidelity Institutional Asset Management Total Bond Fund
12/31/2016	N/A	10.095	35	12/31/2016	N/A	9.689	861
12/31/2017	10.095	10.355	50	12/31/2017	9.689	9.845	728
12/31/2018	10.355	10.057	45	12/31/2018	9.845	9.471	613
12/31/2019	10.057	10.909	42	12/31/2019	9.471	10.176	554
12/31/2020	10.909	11.679	40	12/31/2020	10.176	10.791	542
AZL Gateway Fund
12/31/2011	N/A	10.224	40	12/31/2011	N/A	10.063	33
12/31/2012	10.224	10.473	34	12/31/2012	10.063	10.210	47
12/31/2013	10.473	11.172	33	12/31/2013	10.210	10.788	367
12/31/2014	11.172	11.328	40	12/31/2014	10.788	10.836	263
12/31/2015	11.328	11.363	25	12/31/2015	10.836	10.767	264
12/31/2016	11.363	11.718	23	12/31/2016	10.767	10.998	214
12/31/2017	11.718	12.617	0	12/31/2017	10.998	11.730	186
12/31/2018	12.617	11.833	0	12/31/2018	11.730	10.896	207
12/31/2019	11.833	12.899	2	12/31/2019	10.896	11.765	195
12/31/2020	12.899	13.613	0	12/31/2020	11.765	12.299	172
AZL Government Money Market Fund
12/31/2011	10.657	10.484	474	12/31/2011	9.607	9.361	5114
12/31/2012	10.484	10.311	246	12/31/2012	9.361	9.119	5944
12/31/2013	10.311	10.143	227	12/31/2013	9.119	8.886	5234
12/31/2014	10.143	9.977	137	12/31/2014	8.886	8.658	4317
12/31/2015	9.977	9.815	132	12/31/2015	8.658	8.436	3767
12/31/2016	9.815	9.655	131	12/31/2016	8.436	8.221	3619
12/31/2017	9.655	9.502	91	12/31/2017	8.221	8.014	2884
12/31/2018	9.502	9.440	79	12/31/2018	8.014	7.886	1964
12/31/2019	9.440	9.415	67	12/31/2019	7.886	7.791	1586
12/31/2020	9.415	9.280	68	12/31/2020	7.791	7.606	1711
AZL Moderate Index Strategy Fund
12/31/2011	12.637	12.160	76	12/31/2011	11.861	11.305	1293
12/31/2012	12.160	13.384	25	12/31/2012	11.305	12.325	1240
12/31/2013	13.384	16.412	41	12/31/2013	12.325	14.971	1947
12/31/2014	16.412	17.516	51	12/31/2014	14.971	15.826	1965
12/31/2015	17.516	16.804	32	12/31/2015	15.826	15.040	1858
12/31/2016	16.804	18.002	23	12/31/2016	15.040	15.959	1466
12/31/2017	18.002	20.063	26	12/31/2017	15.959	17.619	1442
12/31/2018	20.063	18.712	22	12/31/2018	17.619	16.276	1237
12/31/2019	18.712	21.963	21	12/31/2019	16.276	18.923	1158
12/31/2020	21.963	24.376	15	12/31/2020	18.923	20.803	1005
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix A

SEPARATE ACCOUNT ANNUAL EXPENSES 1.65%				SEPARATE ACCOUNT ANNUAL EXPENSES 2.60%
PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL MVP Balanced Index Strategy Fund
12/31/2015	N/A	12.106	3	12/31/2015	N/A	11.658	92
12/31/2016	12.106	12.695	3	12/31/2016	11.658	12.109	223
12/31/2017	12.695	13.912	11	12/31/2017	12.109	13.144	142
12/31/2018	13.912	13.075	11	12/31/2018	13.144	12.236	176
12/31/2019	13.075	15.037	25	12/31/2019	12.236	13.939	156
12/31/2020	15.037	15.674	24	12/31/2020	13.939	14.392	152
AZL MVP Fusion Balanced Fund
12/31/2011	11.701	11.406	94	12/31/2011	11.087	10.705	2353
12/31/2012	11.406	12.497	61	12/31/2012	10.705	11.617	2224
12/31/2013	12.497	13.700	37	12/31/2013	11.617	12.616	2016
12/31/2014	13.700	14.094	36	12/31/2014	12.616	12.856	1836
12/31/2015	14.094	13.620	33	12/31/2015	12.856	12.306	1595
12/31/2016	13.620	14.191	25	12/31/2016	12.306	12.701	1363
12/31/2017	14.191	15.667	19	12/31/2017	12.701	13.889	1249
12/31/2018	15.667	14.577	18	12/31/2018	13.889	12.800	1084
12/31/2019	14.577	16.598	17	12/31/2019	12.800	14.437	930
12/31/2020	16.598	16.944	15	12/31/2020	14.437	14.598	804
AZL MVP Fusion Conservative Fund
12/31/2011	11.077	10.967	5	12/31/2011	10.953	10.741	519
12/31/2012	10.967	12.002	6	12/31/2012	10.741	11.643	652
12/31/2013	12.002	12.745	17	12/31/2013	11.643	12.247	665
12/31/2014	12.745	13.140	18	12/31/2014	12.247	12.507	629
12/31/2015	13.140	12.824	6	12/31/2015	12.507	12.091	584
12/31/2016	12.824	13.285	6	12/31/2016	12.091	12.408	545
12/31/2017	13.285	14.285	6	12/31/2017	12.408	13.215	461
12/31/2018	14.285	13.523	6	12/31/2018	13.215	12.392	406
12/31/2019	13.523	15.103	6	12/31/2019	12.392	13.708	356
12/31/2020	15.103	15.566	7	12/31/2020	13.708	13.995	338
AZL MVP Fusion Moderate Fund
12/31/2011	11.396	10.892	483	12/31/2011	10.798	10.222	4275
12/31/2012	10.892	12.055	414	12/31/2012	10.222	11.207	4054
12/31/2013	12.055	13.657	385	12/31/2013	11.207	12.576	3945
12/31/2014	13.657	14.002	372	12/31/2014	12.576	12.772	3556
12/31/2015	14.002	13.482	337	12/31/2015	12.772	12.181	3189
12/31/2016	13.482	13.887	317	12/31/2016	12.181	12.429	2909
12/31/2017	13.887	15.571	13	12/31/2017	12.429	13.804	2535
12/31/2018	15.571	14.325	13	12/31/2018	13.804	12.579	2110
12/31/2019	14.325	16.529	11	12/31/2019	12.579	14.377	1752
12/31/2020	16.529	16.996	19	12/31/2020	14.377	14.643	1523
AZL MVP Growth Index Strategy Fund
12/31/2015	N/A	13.266	1	12/31/2015	N/A	12.774	228
12/31/2016	13.266	13.936	7	12/31/2016	12.774	13.292	4933
12/31/2017	13.936	15.896	11	12/31/2017	13.292	15.019	4625
12/31/2018	15.896	14.627	32	12/31/2018	15.019	13.688	4311
12/31/2019	14.627	17.340	31	12/31/2019	13.688	16.074	3718
12/31/2020	17.340	17.862	49	12/31/2020	16.074	16.401	3149
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix A

SEPARATE ACCOUNT ANNUAL EXPENSES 1.65%				SEPARATE ACCOUNT ANNUAL EXPENSES 2.60%
PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
PIMCO VIT Global Core Bond (Hedged) Portfolio
12/31/2011	N/A	9.797	0	12/31/2011	N/A	9.735	7
12/31/2012	9.797	10.233	4	12/31/2012	9.735	10.071	57
12/31/2013	10.233	9.749	2	12/31/2013	10.071	9.504	35
12/31/2014	9.749	9.446	2	12/31/2014	9.504	9.122	128
12/31/2015	9.446	8.824	1	12/31/2015	9.122	8.440	126
12/31/2016	8.824	9.269	0	12/31/2016	8.440	8.782	122
12/31/2017	9.269	9.508	0	12/31/2017	8.782	8.924	128
12/31/2018	9.508	9.450	0	12/31/2018	8.924	8.785	152
12/31/2019	9.450	10.029	0	12/31/2019	8.785	9.235	122
12/31/2020	10.029	10.664	0	12/31/2020	9.235	9.727	119
PIMCO VIT Total Return Portfolio
12/31/2011	17.597	17.935	501	12/31/2011	15.863	16.015	2943
12/31/2012	17.935	19.334	394	12/31/2012	16.015	17.100	2918
12/31/2013	19.334	18.645	293	12/31/2013	17.100	16.334	2269
12/31/2014	18.645	19.125	234	12/31/2014	16.334	16.596	1883
12/31/2015	19.125	18.897	188	12/31/2015	16.596	16.243	1604
12/31/2016	18.897	19.086	148	12/31/2016	16.243	16.251	1396
12/31/2017	19.086	19.698	134	12/31/2017	16.251	16.614	1195
12/31/2018	19.698	19.271	114	12/31/2018	16.614	16.099	1040
12/31/2019	19.271	20.543	97	12/31/2019	16.099	16.999	895
12/31/2020	20.543	21.956	76	12/31/2020	16.999	17.996	831

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix A

APPENDIX B – LIQUIDATIONS UNDER ANNUITY OPTIONS 2, 4, AND 6

Please refer to your Contract to verify if liquidations are available to you.

For Original and May 2003 Contracts issued before April 29, 2005, if you take variable Traditional Annuity Payments under Annuity Options 2 or 4 you may be able to take withdrawals (“liquidations”) during the Annuity Phase before the guaranteed period ends. For Original Contracts that allow variable Traditional Annuity Payments under Annuity Option 6 you can also take liquidations before the guaranteed period ends. For Annuity Options 2 and 4, we also require that at least one Annuitant be alive and we only allow one liquidation each Contract Year. The maximum amount you can liquidate under Annuity Options 2 and 4 is 75% of the total liquidation value calculated as the sum of the total liquidation value at the time of each partial liquidation. The minimum amount you can liquidate under Annuity Options 2 and 4 is the lesser of $500, or the remaining total liquidation value. Under Annuity Option 6, you can liquidate 100% of the total liquidation value with no required minimum. The total liquidation value is the present value of the remaining guaranteed number of variable Traditional Annuity Payments, based on the Annuity Payment’s current value, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation. Liquidations are subject to a commutation fee as discussed in the Fee Tables and section 7, Expenses. We subtract the commutation fee from the amount you requested and send you the remaining amount. We pay liquidations within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion in section 8, Access to Your Money). After a partial liquidation, we reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. Under Annuity Options 2 and 4, after the guaranteed period ends, we restore the number of annuity units used in calculating the monthly variable Traditional Annuity Payments to their original value as if you had not taken any liquidations.

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix B

APPENDIX C – PB VALUE CALCULATION EXAMPLES

•	You purchased a May 2006 Contract with PRIME Plus Benefit. You are the only Owner.
•	You made an initial Purchase Payment of $100,000 (not including any bonus).
•	You make an additional Purchase Payment of $10,000 (not including any bonus) in the sixth Contract Year and allocate the entire amount to the Investment Options. You make no other Purchase Payments.
•	The MAV on the ninth Contract Anniversary is $180,000.
•
You take a partial withdrawal of $20,000 (including the withdrawal charge) in the tenth Contract Year ($5,000 of which is to pay financial adviser fees) when the Contract Value (on the day of but before the partial withdrawal) is $160,000 and both bonuses are 100% vested. You take no other partial withdrawals.

•	As of the tenth Contract Anniversary you have not yet reached your 81st birthday.
The 7% AIA
Initial Purchase Payment…………………………………………………………………………………………………..	$100,000.00
Increased by 7% on the first Contract Anniversary……………………………………………………………………..	x 1.07
$107,000.00
Increased by 7% on the second Contract Anniversary…………………………………………………………………	x 1.07
$114,490.00

Beginning on the sixth Contract Anniversary we only apply the 7% increase to the 7% AIA amount as of the fifth Contract Anniversary.

On the sixth Contract Anniversary the 7% AIA is:
The fifth Contract Anniversary 7% AIA……………………………………………………………………………….	$140,255.17
Increased by 7% on the sixth Contract Anniversary………………………………………………………………..	x 1.07
$150,073.03
Plus the additional Purchase Payment received in the sixth Contract Year…………………………………………	+ 10,000.00
$160,073.03
On the seventh Contract Anniversary the 7% AIA is:
The fifth Contract Anniversary 7% AIA……………………………………………………………………………….	$140,255.17
Increased by 7% on the sixth Contract Anniversary………………………………………………………………..	x 1.07
$150,073.03
Increased by 7% on the seventh Contract Anniversary………………………………………………………………..	x 1.07
$160,578.14
Plus the additional Purchase Payment received in the sixth Contract Year…………………………………………	+ 10,000.00
$170,758.14

On the ninth Contract Anniversary the 7% AIA is:………………………………………………………………………	$193,845.92
On the tenth Contract Anniversary the 7% AIA is:
The fifth Contract Anniversary 7% AIA increased by 7% for
each anniversary since, up to and including the tenth:………………………………………………………..	$196,715.14
Plus the additional Purchase Payment received in the sixth Contract Year……………………………………..	+ 10,000.00
Reduced proportionately by the percentage of Contract Value withdrawn
during the tenth Contract Year: ($20,000 / $160,000) = 0.125 x $193,845.92 =…………………………..	– 24,230.74
$182,484.40

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix C

Verifying that the 7% AIA is within the maximum limit:
2 times Purchase Payments made in the first five Contract Years: 2 x $100,000 =…………………………….	$200,000
Reduced proportionately by the percentage of Contract Value withdrawn:
($20,000 / $160,000) = 0.125 x $200,000 =…………………………………………………………………….	– 25,000
$175,000
Therefore the 7% AIA on the tenth Contract Anniversary is limited to the maximum………………………….	$175,000

The MAV
The MAV on the ninth Contract Anniversary…………………………………………………………………………….	$180,000
Reduced proportionately by the percentage of Contract Value withdrawn:
($20,000 / $160,000) = 0.125 x $180,000 =………………………………………………………………………...	– 22,500
$157,500
The Contract Value on the tenth Contract Anniversary is $140,000.
If you take GPWB Payments under the 5% payment option, the PB Value is $175,000 (the greater of the $175,000 7% AIA, $157,500 MAV, or $140,000 Contract Value), the initial GPWB Maximum is $8,750 ($175,000 x 5%), and the PB Value and GPWB Maximum could step up on every third Contract Anniversary before age 91.
If you take GPWB Payments under the 10% payment option, the PB Value is $157,500 (the greater of the $157,500 MAV, or $140,000 Contract Value), and the initial GPWB Maximum is $15,750 ($157,500 x 10%).
Although the initial GPWB Maximum under the 5% payment option is less than what is available under the 10% payment option, you could receive payments for twice as long and those payments could increase if you receive a step up. Under the 10% payment option, GPWB Payments cannot increase. Under the GPWB, you can choose the payment option you feel is most appropriate.
If you take GMIB Payments, you can choose to set the PB Value equal to either the 7% AIA or the MAV because the 7% AIA is greater than the MAV. However, because the 7% AIA is only available under Annuity Options 2 and 4, it is possible that an Annuity Option other than 2 or 4, combined with the $157,500 MAV, could result in a higher GMIB Payment. In addition, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value would be greater than GMIB Payments depending on the current interest rates available at the time of annuitization. You can compare GMIB Payments available with both the 7% AIA and MAV to Traditional Annuity Payments using the Contract Value and choose the Annuity Payment you feel is most appropriate.

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix C

APPENDIX D – GPWB PAYMENTS

•	On the tenth Contract Anniversary you exercise the GPWB, select the 5% payment option with annual payments, and both bonuses are 100% vested.
•	On the tenth Contract Anniversary the PB Value is the 7% AIA and the initial GPWB Maximum is $8,750 (see the example that appears in Appendix C).
•	You take the GPWB Maximum as your annual actual GPWB Payments and take no Excess Withdrawals.
	CONTRACT VALUE	PB VALUE	GPWB MAXIMUM
On the 10th Contract Anniversary	$140,000	$175,000	$8,750
11th Contract Anniversary	$144,800	$166,250	$8,750
12th Contract Anniversary	$151,900	$157,500	$8,750
13th Contract Anniversary before the step up	$160,000	$148,750	$8,750
13th Contract Anniversary after the step up	$160,000	$160,000	$8,750
14th Contract Anniversary	$151,700	$151,250	$8,750
15th Contract Anniversary	$144,300	$142,500	$8,750
16th Contract Anniversary before the step up	$132,900	$133,750	$8,750
16th Contract Anniversary after the step up	$132,900	$133,750	$8,750
•
In this example, the PB Value was stepped up on the 13th Contract Anniversary because the Contract Value was greater than the PB Value. However, the GPWB Maximum was not stepped up because the current GPWB Maximum ($8,750) was greater than 5% of the increased PB Value (5% x $160,000 = $8,000).

•	There was no step up to either the PB Value or the GPWB Payment on the 16th Contract Anniversary in this example because the Contract Value was less than the PB Value.
•
If on the 16th Contract Anniversary the Contract Value had grown to $180,000, the remaining PB Value would be stepped up to $180,000. The GPWB Maximum would also step up because 5% of the increased PB Value (5% x $180,000 = $9,000) is greater than the current GPWB Maximum ($8,750), however, you would not be able to increase your actual GPWB Payment until the 17th Contract Anniversary because we do not automatically increase your actual GPWB Payment upon a step up.

Example of the effect of an Excess Withdrawal on GPWB Payments
•
Continue the assumptions from the previous example except that you elect to receive $600 per month as your actual GPWB Payment. If you do not take any Excess Withdrawals you would receive $7,200 of GPWB Payments over the course of each Contract Year without incurring a withdrawal charge.

•	Assume the Contract Value on the day of (but before) the Excess Withdrawal is $150,000. The PB Value on the day of (but before) the Excess Withdrawal is $170,200.
If you take a $500 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:
The total partial withdrawals (GPWB Payments and the Excess Withdrawal) for the Contract Year = $7,200 + $500 = $7,700. Because the total partial withdrawals are less than the $8,750 GPWB Maximum, none of the withdrawals are subject to the withdrawal charge, and the Excess Withdrawal reduces both the PB Value and Contract Value by the amount withdrawn ($500). The PB Value after the Excess Withdrawal would be $170,200 - $500 = $169,700.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix D

If you take a $5,000 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:
The total partial withdrawals for the Contract Year = $7,200 + $5,000 = $12,200. Because the total partial withdrawals are greater than the $8,750 GPWB Maximum, some of the withdrawals are subject to the withdrawal charge. We determine which withdrawals are subject to the withdrawal charge as follows:
The GPWB Maximum………………………………………………………………………………………………...	$8,750
First eight GPWB Payments…………………………………………………………………………………………	– 4,800
Remaining GPWB Maximum………………………………………………………………………………………..	$3,950
Portion of the Excess Withdrawal that is subject to the withdrawal charge = $5,000 – $3,950 =……………	$1,050
When we compute the withdrawal charge we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis. Your initial Purchase Payment was $100,000 and the withdrawal charge period for this payment has expired. Therefore, there is no withdrawal charge on the Excess Withdrawal.
We adjust the PB Value for the Excess Withdrawal as follows:
The PB Value on the day of (but before) the partial withdrawal…………………………………………………	$170,200.00
The amount of the Excess Withdrawal that does not exceed the GPWB Maximum………………………….	– 3,950.00
Reduced proportionately by the remaining amount of the Excess Withdrawal’s percentage of Contract
Value on the day of (but before) the partial withdrawal = $1,050 / $150,000 = 0.007 x $170,200 =……	– 1,191.40
Remaining PB Value after the Excess Withdrawal………………………………………………………………..	$165,058.60
In addition, because the Excess Withdrawal exhausts the GPWB Maximum for the year, the four remaining GPWB Payments are also subject to a withdrawal charge. To avoid a withdrawal charge you could instruct us to stop GPWB Payments for the remainder of the year.

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix D

APPENDIX E – DEATH BENEFIT CALCULATION EXAMPLES

•
You purchased a May 2006 Contract with an initial Purchase Payment of $100,000 (not including any bonus). You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.

•	The MAV on the ninth Contract Anniversary is $180,000.
•
You take a partial withdrawal of $20,000 (including the withdrawal charge) in the tenth Contract Year ($5,000 of which is to pay financial adviser fees) when the Contract Value on the date of (but before the partial withdrawal) is $160,000 and your bonus is 100% vested. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

•	The Contract Value on the tenth Contract Anniversary is $140,000.
Traditional GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...	$140,000
2)	The guaranteed death benefit value:
	Total Purchase Payments received…………………………………………………………………………………	$100,000
	Reduced proportionately by the percentage of Contract Value
	withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =…………………………………………………..	– 12,500
		$87,500
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $140,000 Contract Value.

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix E

Third Enhanced GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...		$140,000.00
2)	The 3% AIA:
	Initial Purchase Payment………….…………………………………………………………………………………		$100,000.00
	Increased by 3% on the first Contract Anniversary…………………………………………………………..		x 1.03
			$103,000.00
	Increased by 3% on the second Contract Anniversary……….……………………………………………..		x 1.03
			106,090.00
	Increased by 3% on the third Contract Anniversary…………..……………………………………………..		x 1.03
			$109,272.70
	On the ninth Contract Anniversary the 3% AIA is……………………………………………………………..		$130,477.32
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $130,477.32 =………………………………………………………...		– 16,309.66
			$114,167.66
	Increased by 3% on the tenth Contract Anniversary…………………………………………………………..		x 1.03
			$117,592.69
	Verifying that the 3% AIA is within the maximum limit:
	1.5 times Purchase Payments: 1.5 x $100,000 =………………………………………..	$150,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $150,000 =…………………………………………..	– 18,750
		$131,250

3)	The MAV:
	The MAV on the ninth Contract Anniversary……………………………………………………………………….	$180,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $180,000 =………………………………………………………………..	– 22,500
		$157,500
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $157,500 MAV.

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix E

APPENDIX F – THE ORIGINAL CONTRACT

The Original Contract first became available on May 1, 2000 and was replaced in most states by the May 2003 Contract beginning May 5, 2003. Original Contracts differ from the May 2006 Contract described in the prospectus as follows:
•	Lower M&E charge.
•	The Enhanced GMIB with the 5% Annual Increase Amount (5% AIA) became available to Original Contracts on September 27, 2002 for an additional M&E charge.
•
The Traditional PRIME Benefit and Enhanced PRIME Benefit became available to Original Contracts that did not already include the Enhanced GMIB with the 5% AIA on May 1, 2003 for an additional M&E charge. The Traditional PRIME Benefit and Enhanced PRIME Benefit are discussed in Appendix G.

•
Offered the Fixed Account as a general account Investment Choice in most states. The Fixed Account offers an interest rate that may change annually, but cannot be less than the guaranteed minimum stated in your Contract. Purchase payments you allocate to the Fixed Account become part of our general account (for more information, please see section 6, Our General Account).

•
For Original Contracts issued before June 16, 2000 Annuity Option 6 is available for variable and fixed Traditional Annuity Payments and GMIB Payments. For Original Contracts issued on or after June 16, 2000 Annuity Option 6 is generally only available for fixed Traditional Annuity Payments and GMIB Payments, but it continued to be available for variable Traditional Annuity Payments in some states.

•
If you take variable Traditional Annuity Payments under Annuity Options 2, 4, or 6 we allow withdrawals during the Annuity Phase subject to a commutation fee (see Appendix B, Liquidations Under Annuity Options 2, 4, and 6).

•	The Original Enhanced GMDB has an additional M&E charge and the guaranteed death benefit is the greater of:
-
the total Purchase Payments received (not including any bonus) reduced for each partial withdrawal (which is the guaranteed death benefit value available under the Traditional GMDB discussed in section 10), or

-	the Maximum Anniversary Value (MAV) calculated the same way as the MAV available under the Third Enhanced GMDB discussed in section 10.
•
The Second Enhanced GMDB became available to Original Contracts on September 27, 2002 for an additional M&E charge and the guaranteed death benefit is the greater of the 5% AIA, or the MAV. We calculate the 5% AIA and MAV for the Second Enhanced GMDB in the same way as we do for the Enhanced GMIB as discussed later in this appendix.

•	Included waiver of withdrawal charge benefits for no additional fee (see section 8, Access to Your Money).
ENHANCED GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
The Enhanced GMIB first became available on September 27, 2002 for an additional M&E charge. It was available to newly issued Original Contracts and it was made available to inforce Original Contracts for a limited time. You cannot remove the Enhanced GMIB from your Contract, and you cannot stop GMIB Payments once they begin. GMIB Payments cannot begin before the tenth Contract Anniversary. Depending on the Annuity Option you select, your GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date the Payee may receive less than your investment in the Contract.
The Enhanced GMIB guarantees a minimum amount of fixed Annuity Payments (GMIB Payments) during the Annuity Phase based on a guaranteed value and the guaranteed fixed payout rates stated in your Contract.
The guaranteed value for the Enhanced GMIB is the greater of:
•	A 5% annual increase on Purchase Payments (5% AIA).
•	The Maximum Anniversary Value (MAV).
See the discussion later in this section more information on how we calculate 5% AIA and the MAV under the Enhanced GMIB.
If you take a GMIB Partial Annuitization, we continue to calculate the guaranteed value, but it will decrease because of the Partial Annuitization. If you take a GMIB Full Annuitization, we no longer calculate the guaranteed value on or after the Income Date.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix F

GMIB FULL ANNUITIZATION: There may be situations where the guaranteed value used to calculate GMIB Payments is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (the guaranteed value or Contract Value) produces the greater payment. If the Traditional Annuity Payments are greater than the GMIB Payments, you will have paid for the benefit without receiving the advantages of the Enhanced GMIB.

GMIB Payments
GMIB Payments can begin on or after the tenth Contract Anniversary. You must submit your request to begin payments within 30 days following a Contract Anniversary by completing an income option election form. You can take either a Full Annuitization, or Partial Annuitization(s) if the guaranteed value is greater than the Contract Value.
GMIB Payments begin after we receive your request in Good Order at our Service Center. We make payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled payment date does not fall on a Business Day, we make payment to you on the next Business Day. You can receive payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make payment to you on the next Business Day.
When Enhanced GMIB Ends
If GMIB Payments have not begun, it ends upon the earliest of the following.
•	The Business Day that the guaranteed value and Contract Value are both zero.
•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
Each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and either when the guaranteed period expires, or when we pay any final lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the expiration of the specified period certain.
•	When the Contract ends.
The Enhanced GMIB may have limited usefulness if you have a Qualified Contract subject to a RMD. If you do not exercise the Enhanced GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise the Enhanced GMIB. You should consider whether the Enhanced GMIB is appropriate for your situation if you plan to exercise the Enhanced GMIB after your RMD beginning date. For information on the taxation of GMIB Payments, please see section 12, Taxes.

CALCULATION OF THE 5% AIA AND MAV UNDER THE ENHANCED GMIB AND SECOND ENHANCED GMDB
If the endorsement effective date is the Issue Date, the 5% AIA and MAV were initially equal to the Purchase Payment (not including any bonus) received on the Issue Date. If the endorsement effective date occurs after the Issue Date, on the endorsement effective date the 5% AIA and MAV were initially equal to total Purchase Payments received (not including any bonus) reduced by the percentage of Contract Value withdrawn for each withdrawal.
Withdrawals include any vested bonus, Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for the transfer fee or contract maintenance charge.
5% Annual Increase Amount (5% AIA)
At the end of each Business Day, we adjust the 5% AIA as follows.
•	We increase it by the amount of any additional Purchase Payments (not including any bonus).
•	We reduce it by the percentage of Contract Value withdrawn for each withdrawal.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix F

On each Contract Anniversary before the end date, we increase the 5% AIA determined at the end of prior Business Day (after deduction of all Contract fees and expenses) by 5%. However, we limit this increase to 2 times your total Purchase Payments received (not including any bonus) reduced by the percentage of Contract Value withdrawn for each withdrawal.
Maximum Anniversary Value (MAV)
At the end of each Business Day, we adjust the MAV as follows.
•	We increase it by the amount of any additional Purchase Payments (not including any bonus).
•	We reduce it for each partial withdrawal (see the GMDB adjusted partial withdrawal formula later in this section).
On each Contract Anniversary before the end date, we compare the MAV to the Contract Value (including any vested bonus) using values determined at the end of prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains.
The end date for the 5% AIA and MAV
The end date occurs on the earliest of:
•	the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual),
•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix F

APPENDIX G – MAY 2003 CONTRACTS

The May 2003 Contract first became available on May 5, 2003 and was replaced in most states by the May 2006 Contract beginning May 1, 2006. May 2003 Contracts differ from the May 2006 Contract described in the prospectus as follows:
•
For Contract issued before April 29, 2005, if you take variable Traditional Annuity Payments under Annuity Options 2 or 4 we allow withdrawals during the Annuity Phase subject to a commutation fee (see Appendix B, Liquidations Under Annuity Options 2, 4, and 6).

•	Offered the Traditional PRIME Benefit and Enhanced PRIME Benefit for an additional M&E charge that cannot increase. You cannot remove a PRIME Benefit from your Contract after the Issue Date.
•	We calculate the PB Value differently under the PRIME Benefits, and it cannot increase after GPWB Payments begin.
-	Under the Traditional PRIME Benefit we base the PB Value on total Purchase Payments adjusted for withdrawals.
-	Under the Enhanced PRIME Benefit we base the PB Value on the 3% AIA, 7% AIA, or MAV. The 7% AIA was not available to Contracts issued in Washington, and it does not have a reset feature.
•	GPWB Payments do not have a step up feature, payments are only available annually, you cannot change the GPWB Payment amount after payments begin, and there is no required minimum payment.
•	GPWB Payments reduce the guaranteed death benefit value differently as discussed under Using PRIME Benefits later in this appendix.
PROTECTED RETIREMENT INCOME MADE EASY (PRIME) BENEFITS
The PRIME Benefits were available at issue for an additional M&E charge.
We designed the PRIME Benefits for Owners who want flexibility in the way they turn accumulated retirement assets into a stream of fixed retirement income and can wait at least ten years before taking income. The PRIME Benefits include a GPWB and a GMIB. GPWB provides a guaranteed minimum amount of income in the form of partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. The GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date the Payee may receive less than your investment in the Contract.
Although you cannot remove a PRIME Benefit from your Contract, you can end GPWB by:
•	taking an Excess Withdrawal of the total Contract Value (including any vested bonus), or
•	requesting a Full Annuitization.
Although you can elect to stop GPWB Payments and end the GPWB, you cannot elect to stop GMIB Payments after they have begun.
PRIME BENEFITS OVERVIEW
The GPWB guarantees a minimum amount of income in the form of partial withdrawals during the Accumulation Phase based on the PB Value.
With the Traditional PRIME Benefit, on the date GPWB Payments begin you can take up to 10% of your PB Value, which is the greatest of:
•	Total Purchase Payments (not including any bonus) adjusted for withdrawals (Total Purchase Payments).
•	The Contract Value (including any vested bonus) on the prior Contract Anniversary.
With the Enhanced PRIME Benefit, on the date GPWB Payments begin the PB Value is either:
•
A 3% annual increase on Purchase Payments, not including any bonus (3% AIA). The 3% AIA is subject to a maximum of 1.5 times your total Purchase Payments received (not including any bonus) reduced for each partial withdrawal.

•
A 7% annual increase on Purchase Payments received (not including any bonus) in the first five rider years adjusted for withdrawals (7% AIA). The 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years reduced for each partial withdrawal.

•	The Maximum Anniversary Value (MAV).
•	The Contract Value (including any vested bonus) on the prior Contract Anniversary.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix G

With the 7% AIA, your GPWB Payments are limited to 5% of the PB Value. However, you can take up to 10% of your PB Value with the 3% AIA or MAV.
The GMIB guarantees a minimum amount of fixed Annuity Payments during the Annuity Phase based on PB Value and the guaranteed fixed payout rates stated in your Contract, which use a 1% interest rate if you select Annuity Option 6 or the PB Value is the 7% AIA. You can take GMIB Payments under a Full Annuitization, or as Partial Annuitization(s) before GPWB Payments begin if PB Value is greater than Contract Value.
On the date GMIB Payments begin, the Traditional PRIME Benefit’s PB Value is Total Purchase Payments, and the Enhanced PRIME Benefit’s PB Value is either the 3% AIA, 7% AIA, or MAV. All Annuity Options are available for GMIB Payments if you have the Traditional PRIME Benefit, or if you have the Enhanced PRIME Benefit and your PB Value is the 3% AIA or MAV. However, with the 7% AIA only Annuity Options 2 and 4 are available.
PB VALUE
We base GPWB Payments and/or GMIB Payments on the PB Value. Bonus amounts do not become part of the PB Value that is based on Contract Value until they are vested, and the bonus is not part of the PB Value that is based on Purchase Payments.
On the Rider Effective Date, and on each Business Day before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization, the Traditional PRIME Benefit’s PB Value includes Total Purchase Payments, and Enhanced PRIME Benefit’s PB Value includes 3%AIA, 7% AIA, and MAV.
If you have the Traditional PRIME Benefit and request GPWB Payments, on the date GPWB Payments begin you can take up to 10% of the PB Value, which is the greater of Total Purchase Payments, or Contract Value on the prior Contract Anniversary (calculated as discussed below).
If you have the Enhanced PRIME Benefit and request GPWB Payments, we calculate your GPWB Payments on the date payments begin as follows.
If MAV is greater than both the 3% AIA and 7% AIA…
You can take up to 10% the PB Value, which is the greater of: -the MAV determined at the end of the prior Business Day, or -the Contract Value as of the prior Contract Anniversary.
If MAV is less than both the 3% AIA and 7% AIA…
You are willing to limit GPWB Payments to 5% of the PB Value, the PB Value is the greater of:….
•  7% AIA determined at the end of the prior Business Day, or
•  the Contract Value as of the prior Contract Anniversary.

You want to take GPWB Payments of up to 10% of the PB Value, the PB Value is the greater of:….
•  the 3% AIA determined at the end of the prior Business Day, or
•  the Contract Value as of the prior Contract Anniversary.

If only the 7% AIA is greater than the MAV…
You are willing to limit GPWB Payments to 5% of the PB Value, the PB Value is the greater of:….
•  7% AIA determined at the end of the prior Business Day, or
•  the Contract Value as of the prior Contract Anniversary.

You want to take GPWB Payments of up to 10% of the PB Value, the PB Value is the greater of:….
•  the MAV determined at the end of the prior Business Day, or
•  the Contract Value as of the prior Contract Anniversary.

We compute the the Contract Value on the prior Contract Anniversary for both the Traditional PRIME Benefit and Enhanced PRIME Benefit as follows:
•  Contract Value (including any vested bonus) determined at the end of the last Business Day before the prior Contract Anniversary,
•  less any withdrawals or amounts applied to a traditional Partial Annuitization taken since that date, and
•  reduced proportionately by the percentage of PB Value applied to any GMIB Partial Annuitization taken since that date.

If you request GMIB Payments, on the date GMIB Payments begin the Traditional PRIME Benefit’s PB Value is Total Purchase Payments, and the Enhanced PRIME Benefit’s PB Value is as follows.
•	If the MAV is greater than both the 3% AIA and 7% AIA, the PB Value is the MAV.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix G

•	If the MAV is less than both the 3% AIA and 7% AIA, you can decide whether to set the PB Value equal to the 3% AIA or 7% AIA
•	If only the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or MAV.
When you can decide to set the Enhanced PRIME Benefit’s PB Value equal the 7% AIA, keep in mind that the 7% AIA is only available if you select Annuity Options 2, or 4. Different Annuity Options can provide higher or lower GMIB Payments. Because the 7% AIA is only available under Annuity Options 2 and 4, it is possible that an Annuity Option other than 2 or 4, combined with a lower 3% AIA or MAV, could result in a higher Enhanced GMIB Payment. In this instance, you can compare Enhanced GMIB Payments available with the 7% AIA and 3% AIA or MAV, and choose the Annuity Option that you feel is most appropriate.
Total Purchase Payments
While the Traditional PRIME Benefit is in effect, we only calculate Total Purchase Payments before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
If endorsement effective date was the Issue Date, Total Purchase Payments was initially equal to the Purchase Payment (not including any bonus) received on the Issue Date. If endorsement effective date was after the Issue Date, Total Purchase Payments was initially equal to the Contract Value (including any vested bonus) at the end of the prior Business Day.
At the end of each Business Day, we adjust Total Purchase Payments as follows.
•	We increase it by the amount of any additional Purchase Payments (not including any bonus).
•	We reduce it by the percentage of any Contract Value withdrawn (including any vested bonus and withdrawal charge) or applied to a traditional Partial Annuitization.
•	We reduce it by the dollar amount applied to GMIB Payments if you take a GMIB Partial Annuitization.
3% Annual Increase Amount (3% AIA)
While the Enhanced PRIME Benefit is in effect, we only calculate the 3% AIA before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
If the endorsement effective date was the Issue Date, the 3% AIA was initially equal to the Purchase Payment (not including any bonus) received on the Issue Date. If the endorsement effective date was after the Issue Date, on the endorsement effective date the 3% AIA was initially equal to the Contract Value (including any vested bonus) at the end of the prior Business Day.
At the end of each Business Day, we adjust the 3% AIA as follows.
•	We increase it by the amount of any additional Purchase Payments (not including any bonus).
•	We reduce it by the percentage of any Contract Value withdrawn (including any vested bonus and withdrawal charge) or applied to a traditional Partial Annuitization.
•	If you take a GMIB Partial Annuitization based on the:
–	3% AIA, we reduce it by the dollar amount applied to GMIB Payments.
–	7% AIA, we reduce it by the percentage of 7% AIA applied to GMIB Payments.
–	MAV, we reduce it by the percentage of MAV applied to GMIB Payments.
On each Contract Anniversary before the end date, we increase the 3% AIA determined at the end of prior Business Day (after deduction of all Contract fees and expenses) by 3%. On and after the end date, we no longer apply the 3% increase.
We limit the 3% AIA to a maximum of:
•	1.5 times the total Purchase Payments received (not including any bonus),
•	reduced by the percentage of any Contract Value withdrawn (including any vested bonus and withdrawal charge) or applied to a traditional Partial Annuitization.
•	reduced proportionately by the percentage of PB Value applied to each GMIB Partial Annuitization.
7% Annual Increase Amount (7% AIA)
While the Enhanced PRIME Plus Benefit is in effect, we only calculate the 7% AIA before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix G

If the endorsement effective date was the Issue Date, the 7% AIA was initially equal to the Purchase Payment (not including any bonus) received on the Issue Date. If the endorsement effective date was after the Issue Date, on the endorsement effective date 7% AIA was initially equal to the Contract Value (including any vested bonus) at the end of the prior Business Day.
At the end of each Business Day, we adjust the 7% AIA as follows.
•	We increase it by the amount of any additional Purchase Payments (not including any bonus).
•	We reduce it by the percentage of any Contract Value withdrawn (including any vested bonus and withdrawal charge) or applied to a traditional Partial Annuitization.
•	If you take a GMIB Partial Annuitization based on the:
–	3% AIA, we reduce it by the percentage of 3% AIA applied to GMIB Payments.
–	7% AIA, we reduce it by the dollar amount applied to GMIB Payments.
–	MAV, we reduce it by the percentage of MAV applied to GMIB Payments.
On each Contract Anniversary before the end date, we increase the 7% AIA determined at the end of prior Business Day (after deduction of all Contract fees and expenses) by 7%. On and after the end date, we no longer apply the 7% increase.
We limit the 7% AIA to a maximum of:
•	2 times the total Purchase Payments (not including any bonus) received in the first five Contract Years,
•	reduced by the percentage of any Contract Value withdrawn (including any vested bonus and withdrawal charge) or applied to a traditional Partial Annuitization.
•	reduced proportionately by the percentage of PB V applied to each GMIB Partial Annuitization.
Maximum Anniversary Value (MAV)
While the Enhanced PRIME Benefit is in effect, we only calculate the MAV before the earlier of the date GPWB Payments begin, or the Income Date that you take a Full Annuitization.
If the endorsement effective date was the Issue Date, the MAV was initially equal to the Purchase Payment (not including any bonus) received on the Issue Date. If the endorsement effective date was after the Issue Date, on the endorsement effective date MAV was initially equal to the Contract Value (including any vested bonus) at the end of the prior Business Day.
At the end of each Business Day, we adjust the MAV as follows.
•	We increase it by the amount of any additional Purchase Payments (not including any bonus).
•	We reduce it by the percentage of any Contract Value withdrawn (including any vested bonus and withdrawal charge) or applied to a traditional Partial Annuitization.
•	If you take a GMIB Partial Annuitization based on the:
–	3% AIA, we reduce it by the percentage of 3% AIA applied to GMIB Payments.
–	7% AIA, we reduce it by the percentage of 7% AIA applied to GMIB Payments.
–	MAV, we reduce it by the dollar amount applied to GMIB Payments.
On each Contract Anniversary before the end date, we compare the MAV to the Contract Value (including any vested bonus) using values determined at the end of the prior Business Day (after deduction of all Contract fees and expenses) and increase the MAV to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains.
The end date for the 3% AIA, 7% AIA, and MAV
The end date is the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual).
USING PRIME BENEFITS
GPWB Payments and GMIB Payments can begin on or after the tenth Contract Anniversary. You must submit your request to begin payments within 30 days following a Contract Anniversary. You can choose to take GPWB Payments, GMIB Payments, or both subject to the restrictions listed here.
You request GPWB Payments by completing a GPWB Payment election form. Once you select the GPWB Payment amount, you cannot change it.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix G

You request GMIB Payments by completing the annuitization forms packet. You can take either a Full Annuitization, or before GPWB Payments begin, you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value (including any vested bonus).
Payments begin after we receive your request in Good Order at our Service Center. We make GPWB Payments to you beginning on the 30th day after your Contract Anniversary. If your Contract Anniversary is the 1st through the 10th of the month, we make GMIB Payments to you beginning on the 1st of the next month (e.g., if your Contract Anniversary is August 5th, GMIB Payments begin on September 1st). If your Contract Anniversary is on or after the 11th of the month, we make GMIB Payments to you beginning on the 1st of the second month that occurs after your Contract Anniversary (e.g., if your Contract Anniversary is August 12th, GMIB Payments begin on October 1st). GPWB Payments are only available on an annual basis. However, you can receive GMIB Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make payment to you on the next Business Day.
GPWB PAYMENTS
After the date GPWB Payments begin:
•	We no longer calculate the Total Purchase Payments if you have the Traditional PRIME Benefit, or 3% AIA, 7% AIA, or MAV if you have the Enhanced PRIME Benefit.
•	You cannot take new Partial Annuitizations. If you take a Full Annuitization, GPWB Payments stop and the GPWB ends.
•	For Contracts issued in Connecticut, Florida, or New Jersey, you cannot make additional Purchase Payments, so you also cannot start a new DCA Fixed Option.
•	Any active automatic investment plan, systematic withdrawal and/or minimum distribution programs end.
•	The partial withdrawal privilege is not available.
•	The additional M&E charge for PRIME Benefit continues until the GPWB ends.
•	If you have Enhanced GMDB its additional M&E charge continues until the benefit ends.
•
The Rewards Value and Contract Value continue to fluctuate as a result of Investment Choice performance, and it decreases on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawal, and the deduction of Contract charges other than the Separate Account annual expenses. Any unvested bonus continues to vest.

-
An Excess Withdrawal is an additional withdrawal you take while you are receiving GPWB Payments. An Excess Withdrawal is subject to any applicable withdrawal charge and reduces the Withdrawal Charge Basis. Excess Withdrawals may decrease the time over which you receive GPWB Payments, or cause your GPWB Payments to stop and your GPWB to end.

•
The guaranteed death benefit value no longer increases. Each GPWB Payment reduces the guaranteed death benefit value on a dollar for dollar basis, and each Excess Withdrawal (including any vested bonus and withdrawal charge) reduces the guaranteed death benefit value proportionately by the percentage of Contract Value withdrawn.

•
We deduct each GPWB Payment and any Excess Withdrawal proportionately from the Investment Options. You can continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions in section 5, Investment Options – Transfers Between Investment Options.

•	The PB Value no longer increases, and each GPWB Payment and Excess Withdrawal reduces the PB Value as follows:
–	GPWB Payments reduces the PB Value on a dollar for dollar basis, and
–	Excess Withdrawals taken during the Contract Year reduce the PB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).
Once the PB Value is less than the GPWB Payment amount, you receive one last GPWB Payment that is equal to the remaining PB Value.
If your Contract Value reduces to zero but your PB Value is positive, you will continue to receive GPWB Payments until we payout the total PB Value. If you take the maximum GPWB Payment available to you and take no Excess Withdrawals, we would pay the PB Value to you:
•	within ten years if you take 10% of the PB Value, or
•	within 20 years if you take 5% of the PB Value.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix G

If there is Contract Value remaining after we have paid out the total PB Value, you can elect to either:
•
receive a lump sum payment of the entire remaining Contract Value (less any withdrawal charges), the Accumulation Phase of the Contract ends, and the Contract ends unless we are also making Annuity Payments under a prior Partial Annuitization; or

•	request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value.
We send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we pay you the entire remaining Contract Value (less any withdrawal charges) in a lump sum, the Accumulation Phase ends, and the Contract ends unless we are also making Annuity Payments under a prior Partial Annuitization.
We treat GPWB Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of GPWB Payments.

GMIB PAYMENTS
If you take a Full Annuitization:
•	The Accumulation Phase ends and the Annuity Phase begins.
•
On or after the Income Date we no longer calculate the PB Value or its underlying values (the Total Purchase Payments if you have the Traditional PRIME Benefit, or 3% AIA, 7% AIA, or MAV if you have the Enhanced PRIME Benefit).

•	You death benefit ends.
•	If you were taking GPWB Payments, they stop and the GPWB ends.
•
The portion of the Contract that you apply to GMIB Payments is no longer subject to the Separate Account annual expense, but any portion of the Contract that you applied to variable Traditional Annuity Payments continues to be subject to a 1.70% Separate Account annual expense.

GMIB FULL ANNUITIZATION: There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greater payment. If the Traditional Annuity Payments are greater than the GMIB Payments, you will have paid for your PRIME Benefit without receiving the advantages of the GMIB.

If you take a Partial Annuitization:
•	The Annuity Phase begins and the Accumulation Phase continues.
•
For Contracts issued in Connecticut, Florida, or New Jersey, you can make additional Purchase Payments for any portion of the Contract is still in the Accumulation Phase subject to the $1 million maximum stated in section 3.

•
We continue to calculate the PB Value. However, the Partial Annuitization reduces its underlying values (Total Purchase Payments if you have the Traditional PRIME Benefit, or 3% AIA, 7% AIA, or MAV if you have the Enhanced PRIME Benefit).

•	Your death benefit and the GPWB continue to be available to you.
•	The Rewards Value continues to fluctuate as a result of Investment Choice performance.
•
The Partial Annuitization reduces each Purchase Payment, Contract Value, and the guaranteed death benefit value by the percentage of PB Value you apply to GMIB Payments. However, GMIB Payments do not reduce the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

•
The portion of the Contract that you apply to GMIB Payments is no longer subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continues to be subject to the appropriate Separate Account annual expense.

The GMIB may have limited usefulness if you have a Qualified Contract subject to a RMD. If you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, you may not be able to exercise the GMIB. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date.

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix G

WHEN GPWB ENDS
GPWB ends upon the earliest of the following.
•	The Business Day you take an Excess Withdrawal of the total Contract Value.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
WHEN GMIB ENDS
If you have not exercised GMIB, it ends upon the earliest of the following.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner’s spouse continues the Contract as the new Owner).
Each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and either when the guaranteed period expires, or when we pay any final lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the expiration of the specified period certain.
•	When the Contract ends.

Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021
Appendix G

FOR SERVICE OR MORE INFORMATION

The SEC maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
OUR SERVICE CENTER
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment (for Contracts issued in Connecticut, Florida, and New Jersey) or for general customer service, please mail to the appropriate address as follows:
Send an additional Purchase Payment with a check:	For general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	P.O. Box 561
P.O. Box 1450	Minneapolis, MN 55440-0561
Minneapolis, MN 55485-5989

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	5701 Golden Hills Drive
1801 Parkview Drive	Golden Valley, MN 55416-1297
Shoreview, MN 55126

Checks sent to the wrong address for an additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above, which may delay processing.

For general customer service by email, please use this address: Contact.Us@allianzlife.com. To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.
Allianz RewardsSM Variable Annuity Prospectus – April 30, 2021

PART B – SAI
STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ REWARDSSM VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued by
ALLIANZ LIFE® VARIABLE ACCOUNT B (the Separate Account) and
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Allianz Life, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus contains important information about the Contract and Allianz Life that you ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:
Allianz Life Insurance Company of North America
P. O. Box 561
Minneapolis, MN 55440-0561
(800) 624-0197

Table of Contents

Allianz Life……………………………………………..……	2	Multiple Contracts……………………………………	9
Experts…………………………………………………	2	Partial 1035 Exchanges………………………….…	9
Legal Opinions……………………………………..………	2	Assignments, Pledges and Gratuitous Transfers....	9
Distributor……………………………………………………	2	Death Benefits………………………………………...	9
Administrative Service Fees …………………………	3	Spousal Continuation and the Federal Defense of Marriage Act (DOMA)……………………………..	9
Federal Tax Status………………………………………..	4	Federal Estate Taxes………………………………...	10
Annuity Contracts in General…………………………	4	Generation-Skipping Transfer Tax………………….	10
Taxation of Annuity Contracts in General ...…….….	4	Foreign Tax Credits…………………………………..	10
Qualified Contracts..…………………………………..	4	Possible Tax Law Changes………………………….	10
Distributions Qualified Contracts…………………..…	6	Annuity Payments…………………………………........	10
Distributions Non-Qualified Contracts………………	7	Annuity Payment Options……………………………	11
Required Distributions…………………………………	8	Annuity Units/Calculating Variable Traditional Annuity Payments…………………………………	12
Diversification…………………………………………..	8	Financial Statements………………………………….	13
Owner Control…………………………………………..	8	Appendix A – Death of the Owner and/or Annuitant	14
Contracts Owned by Non-Individuals………………..	8	Appendix B – Condensed Financial Information…	17
Annuity Purchases by Nonresident Aliens and Foreign Corporations……………………………….	8	Appendix C – Allianz Life Variable Account B Financial Statements…………………………………	44
Income Tax Withholding……………………………	8

Dated: April 30, 2021
REWSAI-0521

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and registered index-linked annuities and individual life insurance.
Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America as of December 31, 2020 and 2019 and for each of the two years in the period ended December 31, 2020 included in Appendix C of this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The statutory statements of Allianz Life Insurance Company of North America incorporated in Part C of this Registration Statement by reference to Post-Effective Amendment No. 22 to Registrant’s Form N-4 (File No. 333-182987) filed with the SEC for the year ended December 31, 2020 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor of the contracts.
ALFS sells annuity contracts issued by Allianz Life primarily through “wholesaling,” in which ALFS sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, ALFS has agreements with approximately 705 retail broker/dealers to sell its contracts.
We pay commissions for the sale of our products. ALFS passes through most of the commissions it receives to the selling firms. ALFS received commissions for contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:
Calendar Year	Aggregate Amount of Commissions Paid to ALFS	Aggregate Amount of Commissions Retained by ALFS After Payments to Selling Firms
2018	$221,519,279.49	$0
2019	$284,788,589.36	$0
2020	$319,676,842.37	$0
As described in the prospectus, ALFS may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, ALFS makes marketing support payments to approximately 58 broker-dealer firms and one insurance agency. These payments vary in amount. In 2020, the five firms receiving the largest payments, ranging from $804,015 to $8,322,586, are listed below.
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
1

Firm Name
LPL Financial
Wells Fargo Advisors LLC – Wealth (ISG)
Royal Alliance Wells Fargo Advisors LLC (PCG)
Woodbury Financial Services, Inc.
ADMINISTRATIVE SERVICE FEES
Allianz Life contracts with Tata Consultancy Services (Tata) to perform certain administrative services as described in prospectus section 13, Other Information – Administration/Allianz Service Center. Allianz Life paid Tata the following amounts for these services during the last three calendar years:
Calendar Year	Total Paid to Tata
2018	$1,450,101
2019	$1,548,030
2020	$1,737,100
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
2

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.
These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).
If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract.
TAXATION OF ANNUITIES IN GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract’s cost basis). For a full withdrawal, the amount received that exceeds the Contract’s cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.
For variable Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for variable Annuity Payments is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). For fixed Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.
QUALIFIED CONTRACTS
If you purchased the Contract as an IRA, Roth IRA or to fund a qualified retirement plan, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules under the Code. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
3

A Qualified Contract funded by an annuity does not provide any additional tax deferral. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for an IRA or qualified retirement plan.
Types of Qualified Contracts
We previously offered the following types of Qualified Contracts.
•
IRA. Section 408 of the Code permits eligible individuals to maintain IRAs. IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified retirement plans that are “rolled over” on a tax-deferred basis into an IRA.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from an IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59 ½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.
•
Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

Qualified Retirement Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may have permitted the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.
If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions out of the plan. We are responsible for any reporting required for the Contract as an IRA.
Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
4

determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.
DISTRIBUTIONS – QUALIFIED CONTRACTS
Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.
Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;
2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)	distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)	distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)	distributions made on account of an IRS levy upon the Qualified Contract;
7)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA);
11)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and

12)	distributions made during the payment period starting on the birth of a child or the finalization of an adoption (up to $5,000).
With respect to 12) above, a qualified birth or adoption distribution may be repaid in one or more contributions into an IRA or qualified retirement plan (if you are eligible to make a contribution to the qualified retirement plan). The repayment contribution will be treated as a rollover into the IRA or qualified retirement plan.
With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
For 2020 only, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, permitted corona-virus related distributions from Qualified Contracts and IRAs up to an aggregate amount of $100,000. This type of distribution was an exception to the 10% federal additional tax. To qualify for the distribution, generally you, your spouse, or dependent had to have been diagnosed with the virus, or you had to have been affected economically in certain ways because of the
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virus. The tax associated with the distributions may be paid ratably over three years, beginning with the 2020 tax year. The CARES Act also allows you to recontribute the amount you withdrew to an eligible retirement plan (to which you can make a rollover contribution) in one or more payments within three years.
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 72 (or age 70½ if you reached this age prior to January 1, 2020). Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 72 (or age 70½ if you reached this age prior to January 1, 2020) or retire.
Generally, RMDs must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the RMDs are not made, a 50% additional federal tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of RMDs. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 72 or older (or age 70 ½ if you reached this age prior to January 1, 2020), you should consult with a tax adviser before taking a partial withdrawal.
DISTRIBUTIONS – NON-QUALIFIED CONTRACTS
You, as an individual Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.
Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.
Upon Full Annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) after a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. Upon Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.
Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for amounts:
1)	paid on or after you reach age 59 ½;
2)	paid after you die;
3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)	paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)	paid as annuity payments under an immediate annuity; or
6)	that come from Purchase Payments made before August 14, 1982.
With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 ½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the
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10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non‑Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after a Full Annuitization, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant’s date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before a Full Annuitization, the Contract’s entire interest must be distributed within five years after the Owner’s date of death. These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts, such as all distributions must be made to Beneficiaries by the end of the tenth year after the Owner's death, except for distributions made to certain eligible designated Beneficiaries. The available options for certain Beneficiaries of Qualified Contracts have changed due to the enactment of the SECURE Act at the end of 2019.
DIVERSIFICATION
Code Section 817(h) and accompanying Treasury Department Regulations imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department. If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. We intend that all Investment Options be managed by the investment advisers so that they comply with these diversification standards.
OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contract’s features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.
CONTRACTS OWNED BY NON-INDIVIDUALS
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence.
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INCOME TAX WITHHOLDING
Any part of a distribution that is included in the Owner’s gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.
Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
•
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	required minimum distributions; or
•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•	hardship withdrawals.
Participants should consult a tax adviser regarding withholding requirements.
MULTIPLE CONTRACTS
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distributions from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange.
PARTIAL 1035 EXCHANGES
Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.
ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The Contract will not qualify for tax deferral while the assignment or pledge is effective. Qualified Contracts generally cannot be assigned or pledged. For Non-Qualified Contracts, the Contract’s cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s cost basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.
The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.
DEATH BENEFITS
Generally, any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments.
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SPOUSAL CONTINUATION AND THE FEDERAL DEFENSE OF MARRIAGE ACT (DOMA)
Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.
The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if state law does not recognize the civil union or registered domestic partnership as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.
FEDERAL ESTATE TAXES
While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
GENERATION-SKIPPING TRANSFER TAX
The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

ANNUITY PAYMENTS

We base Traditional Annuity Payments on the Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. The Contract Value or GMIB value that you apply to fixed Annuity Payments is placed in our general account and does not participate in the Investment Options’ performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. These rates are guaranteed and we cannot use lower rates.
Variable Traditional Annuity Payments are not predetermined and the dollar amount varies with your selected Investment Options’ performance. We use annuity units to determine your variable Traditional Annuity Payment amount.
Annuity Payments end upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•
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Under Annuity Options 2 and 4, the death of the last surviving Annuitant and the end of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the end of the guaranteed period.
•	When the Contract ends.
ANNUITY PAYMENT OPTIONS
The Annuity Payment Options are briefly described in prospectus section 9 – The Annuity Phase, and we included additional information that you may find helpful here.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment. If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. If the last surviving joint Annuitant dies after the selected
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guaranteed period, the last payment is the one that is due before the Annuitant’s death. This Annuity Option is not available under a Partial Annuitization.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.
For variable Traditional Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
(A)	=	annuity unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.
(B)	=	The amount applied to variable Traditional Annuity Payments on the Income Date.
(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.
(D)	=	The number of annuity units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.
(E)	=	Dollar value of first variable Traditional Annuity Payment.
(F)	=	Number of variable Traditional Annuity Payments made since the Income Date.
We base this calculation upon the allocation of annuity units actually in-force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.
EXAMPLE
•	The Contract has one Owner who is a 65-year-old male. He selects variable Traditional Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).
•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).
•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is:  $6.15 x ($100,000 / $1,000) = $615 (item “E”).

•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Traditional Annuity Payment is: $615 / $12 = 51.25 (item “D”).
•
The Owner who is also the Annuitant dies after receiving 62 Traditional Annuity Payments (item “F”) and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).

We calculate the refund as follows:
(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =
10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30.
Option 6. Specified Period Certain Annuity. We make Annuity Payments for a specified period of time you select, which must be a whole number of years from ten to 30. If the Annuitant dies before the end of the specified period certain, then we continue to make Annuity Payments to the Payee for the rest of the period certain. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment is the one that is due before the Annuitant’s death. This Annuity Option is not available under a Partial Annuitization. For May 2003 Contracts and May 2006 Contracts this is generally only available for GMIB Payments, but it continued to be available for fixed Traditional Annuity Payments in some states. For Original Contracts issued before June 16, 2000 Annuity Option 6 is available for variable and fixed Traditional Annuity Payments and GMIB Payments. For Original Contracts issued on or after June 16, 2000 Annuity Option 6 is generally only available for fixed Traditional Annuity Payments and GMIB Payments, but it continued to be available for variable Traditional Annuity Payments in some states. Please see your Contract for information on the version of this Annuity Option that is available to you.
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ANNUITY UNITS/CALCULATING VARIABLE TRADITIONAL ANNUITY PAYMENTS
The first variable Traditional Annuity Payment is equal to the Contract Value you apply to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.
We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among your selected Investment Options’ subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount’s annuity unit value.
We determine the annuity unit value on each Business Day as follows:
•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
•	divide by the assumed net investment factor for the current Business Day.
The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 5% based on your selection and applicable state law.
Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.
The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the subaccount’s number of annuity units by the annuity unit value on the payment date.

FINANCIAL STATEMENTS

The audited statutory financial statements of Allianz Life as of and for the year ended December 31, 2020 and 2019 are included in Part C of the Registration Statement and are incorporated herein by reference. The statutory financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year or periods ended December 31, 2020 and 2019 are included in Appendix C.

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APPENDIX A – DEATH OF THE OWNER AND/OR ANNUITANT

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• We pay a death benefit to the the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract. If you selected a PRIME Benefit, unless the Contract is continued by a survinvng spouse/Beneficiary the GPWB ends and the GMIB is no longer available.
• The death benefit is the greater of the Contract Value or the guaranteed death benefit value.
- Under the Traditional GMDB the guaranteed death benefit value is total Purchase Payments adjusted for withdrawals.
- Under the Original Enhanced GMDB the guaranteed death benefit value is the greater of total Purchase Payments adjusted for withdrawals, or the MAV.
- Under the Second Enhanced GMDB the guaranteed death benefit value is greater of the 5% AIA, or the MAV.
- Under the Third Enhanced GMDB the guaranteed death benefit value is the greater of the 3% AIA or MAV.
• If a surviving spouse Beneficiary continues the Contract, as of the end of the Businsess Day we receive their Valid Claim:
- we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
- the surviving spouse becomes the new Owner, and
- the Accumulation Phase continues.

• The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
• If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows:
- Annuity Option 1 or 3, payments end.
- Annuity Option 2 or 4, payments end when the guaranteed period ends, or when we pay any final lump sum.
- Annuity Option 5, payments end and the Payee may receive a lump sum refund.
- Annuity Option 6, payments end when the guaranteed period ends.
• If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix A
13

UPON THE DEATH OF A JOINT OWNER (NOTE: We do not allow Joint Owners to take Partial Annuitizations)
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
• We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected a PRIME Benefit, unless the Contract is continued by a survinvng spouse/Beneficiary the GPWB ends and the GMIB is no longer available.
• The death benefit is the greater of the Contract Value or the guaranteed death benefit value.
- Under the Traditional GMDB the guaranteed death benefit value is total Purchase Payments adjusted for withdrawals.
- Under the Second Enhanced GMDB the guaranteed death benefit value is greater of the 5% AIA, or the MAV.
- Under the Third Enhanced GMDB the guaranteed death benefit value is the greater of the 3% AIA or MAV.
• If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Businsess Day we receive their Valid Claim:
- we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
- the surviving Joint Owner/spouse becomes the new Owner, and
- the Accumulation Phase continues.

• If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
• If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows:
- Annuity Option 1 or 3, payments end.
- Annuity Option 2 or 4, payments end when the guaranteed period ends, or when we pay any final lump sum.
- Annuity Option 5, payments end and the Payee may receive a lump sum refund.
- Annuity Option 6, payments end when the guaranteed period ends.
• If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix A
14

UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
• If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. If the Contract is continued by a surviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
• If the deceased Annuitant was a Joint Owner, we pay a death benefit as discussed in the “Upon the Death of a Joint Owner” table. If the Contract is continued by a surviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
• If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. NOTE: For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the surviving spouse is named as the primary beneficiary under the qualified plan or custodial account.

• If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows:
- Annuity Option 1 or 3, payments end.
- Annuity Option 2 or 4, payments end when the guarantee period ends, or when we pay any final lump sum.
- Annuity Option 5, payments end and the Payee may receive a lump sum refund.
- Annuity Option 6, payments end when the guaranteed period ends.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the new sole Owner.

UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization, so the Accumulation Phase has ended)
• Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Option 3, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. Under Annuity Option 4, Annuity Payments to the Payee continue until either the guaranteed period ends, or when we pay any final lump sum.

• No death benefit is payable.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix A
15

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of North America are included or incorporated by reference in Part C of the Registration Statement.
The Separate Account annual expenses as of December 31, 2019 of 1.65% for an Original Contract without optional benefits, and of 2.60% for a May 2006 Contract with PRIME Plus Benefit and Third Enhanced GMDB and a May 2003 Contract with Enhanced PRIME Benefit and Third Enhanced GMDB are included in prospectus Appendix A. AUV information listing the additional combinations of charges for all other Contracts as of December 31, 2020 is found here in this appendix.
This information should be read in conjunction with the financial statements and related notes of the Separate Account that are included in Appendix C.
ADDITIONAL COMBINATIONS OF BENEFIT OPTIONS	SEPARATE ACCOUNT ANNUAL EXPENSES(1)
May 2003 Contract without optional benefits	1.70%
May 2006 Contract without optional benefits	1.70%
Original Contract with Original Enhanced GMDB	1.85%
Original Contract with Traditional PRIME Benefit and Traditional GMDB	1.85%
May 2003 Contract with Traditional PRIME Benefit and Traditional GMDB	1.90%
Original Contract with Second Enhanced GMDB	1.95%
Original Contract with Enhanced GMIB and Traditional GMDB	1.95%
May 2003 Contract with Third Enhanced GMDB	2.00%
May 2006 Contract with Third Enhanced GMDB	2.00%
Original Contract with Traditional PRIME Benefit and Original Enhanced GMDB	2.05%
Original Contract with Enhanced GMIB and Second Enhanced GMDB	2.15%
May 2003 Contract with Traditional PRIME Benefit and Third Enhanced GMDB	2.15%
Original Contract with Enhanced PRIME Benefit and Traditional GMDB	2.35%
May 2003 Contract with Enhanced PRIME Benefit and Traditional GMDB	2.40%
May 2006 Contract with PRIME Plus Benefit and Traditional GMDB	2.40%
Original Contract with Enhanced PRIME Benefit and Original Enhanced GMDB	2.55%
(Number of Accumulation Units in thousands)
INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Balanced Index Strategy Fund
1.70%
	12/31/2011	10.895	10.970	6
	12/31/2012	10.970	11.894	15
	12/31/2013	11.894	13.205	17
	12/31/2014	13.205	13.776	18
	12/31/2015	13.776	13.546	14
	12/31/2016	13.546	14.217	15
	12/31/2017	14.217	15.585	22
	12/31/2018	15.585	14.653	13
	12/31/2019	14.653	16.890	11
	12/31/2020	16.890	18.637	11

Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
16

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Balanced Index Strategy Fund
1.85%
	12/31/2011	10.876	10.934	3
	12/31/2012	10.934	11.837	4
	12/31/2013	11.837	13.122	10
	12/31/2014	13.122	13.670	8
	12/31/2015	13.670	13.420	10
	12/31/2016	13.420	14.064	10
	12/31/2017	14.064	15.395	12
	12/31/2018	15.395	14.452	11
	12/31/2019	14.452	16.633	7
	12/31/2020	16.633	18.327	0
1.90%
	12/31/2011	10.869	10.922	2
	12/31/2012	10.922	11.818	9
	12/31/2013	11.818	13.095	3
	12/31/2014	13.095	13.634	6
	12/31/2015	13.634	13.379	8
	12/31/2016	13.379	14.014	7
	12/31/2017	14.014	15.332	3
	12/31/2018	15.332	14.386	4
	12/31/2019	14.386	16.549	4
	12/31/2020	16.549	18.224	4
1.95%
	12/31/2011	10.863	10.910	41
	12/31/2012	10.910	11.799	34
	12/31/2013	11.799	13.067	10
	12/31/2014	13.067	13.599	15
	12/31/2015	13.599	13.337	22
	12/31/2016	13.337	13.963	19
	12/31/2017	13.963	15.270	18
	12/31/2018	15.270	14.320	12
	12/31/2019	14.320	16.464	11
	12/31/2020	16.464	18.123	9
2.00%
	12/31/2011	10.856	10.898	33
	12/31/2012	10.898	11.780	48
	12/31/2013	11.780	13.040	37
	12/31/2014	13.040	13.563	47
	12/31/2015	13.563	13.296	47
	12/31/2016	13.296	13.913	31
	12/31/2017	13.913	15.207	29
	12/31/2018	15.207	14.254	11
	12/31/2019	14.254	16.381	2
	12/31/2020	16.381	18.021	2
2.05%
	12/31/2011	10.850	10.886	0
	12/31/2012	10.886	11.762	0
	12/31/2013	11.762	13.013	0
	12/31/2014	13.013	13.528	0
	12/31/2015	13.528	13.255	0
	12/31/2016	13.255	13.863	0
	12/31/2017	13.863	15.145	0
	12/31/2018	15.145	14.189	0
	12/31/2019	14.189	16.297	0
	12/31/2020	16.297	17.921	0
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
17

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Balanced Index Strategy Fund
2.15%
	12/31/2011	10.837	10.862	49
	12/31/2012	10.862	11.724	60
	12/31/2013	11.724	12.958	41
	12/31/2014	12.958	13.458	43
	12/31/2015	13.458	13.173	36
	12/31/2016	13.173	13.764	58
	12/31/2017	13.764	15.021	57
	12/31/2018	15.021	14.059	53
	12/31/2019	14.059	16.132	48
	12/31/2020	16.132	17.721	44
2.35%
	12/31/2011	10.811	10.815	0
	12/31/2012	10.815	11.649	0
	12/31/2013	11.649	12.850	0
	12/31/2014	12.850	13.319	0
	12/31/2015	13.319	13.011	0
	12/31/2016	13.011	13.567	0
	12/31/2017	13.567	14.777	0
	12/31/2018	14.777	13.802	1
	12/31/2019	13.802	15.806	1
	12/31/2020	15.806	17.329	1
2.40%
	12/31/2011	10.804	10.803	170
	12/31/2012	10.803	11.631	245
	12/31/2013	11.631	12.823	336
	12/31/2014	12.823	13.284	413
	12/31/2015	13.284	12.971	445
	12/31/2016	12.971	13.518	413
	12/31/2017	13.518	14.717	386
	12/31/2018	14.717	13.739	413
	12/31/2019	13.739	15.726	365
	12/31/2020	15.726	17.232	426
2.55%
	12/31/2011	10.785	10.768	0
	12/31/2012	10.768	11.575	0
	12/31/2013	11.575	12.743	0
	12/31/2014	12.743	13.181	0
	12/31/2015	13.181	12.851	0
	12/31/2016	12.851	13.373	0
	12/31/2017	13.373	14.537	0
	12/31/2018	14.537	13.551	0
	12/31/2019	13.551	15.487	0
	12/31/2020	15.487	16.945	0
AZL DFA Five-Year Global Fixed Income Fund
1.70%
	12/31/2017	N/A	9.788	0
	12/31/2018	9.788	9.735	0
	12/31/2019	9.735	9.906	0
	12/31/2020	9.906	9.794	0
1.85%
	12/31/2017	N/A	9.749	0
	12/31/2018	9.749	9.681	0
	12/31/2019	9.681	9.837	0
	12/31/2020	9.837	9.711	0
1.90%
	12/31/2017	N/A	9.736	0
	12/31/2018	9.736	9.663	0
	12/31/2019	9.663	9.814	0
	12/31/2020	9.814	9.683	0
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
18

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL DFA Five-Year Global Fixed Income Fund
1.95%
	12/31/2017	N/A	9.723	0
	12/31/2018	9.723	9.646	0
	12/31/2019	9.646	9.791	7
	12/31/2020	9.791	9.656	0
2.00%
	12/31/2017	N/A	9.710	0
	12/31/2018	9.710	9.628	0
	12/31/2019	9.628	9.768	2
	12/31/2020	9.768	9.628	0
2.05%
	12/31/2017	N/A	9.697	0
	12/31/2018	9.697	9.610	0
	12/31/2019	9.610	9.745	0
	12/31/2020	9.745	9.601	0
2.15%
	12/31/2017	N/A	9.671	0
	12/31/2018	9.671	9.575	17
	12/31/2019	9.575	9.699	0
	12/31/2020	9.699	9.546	0
2.35%
	12/31/2017	N/A	9.619	0
	12/31/2018	9.619	9.504	0
	12/31/2019	9.504	9.609	0
	12/31/2020	9.609	9.438	0
2.40%
	12/31/2017	N/A	9.606	4
	12/31/2018	9.606	9.487	27
	12/31/2019	9.487	9.586	28
	12/31/2020	9.586	9.411	24
2.55%
	12/31/2017	N/A	9.568	0
	12/31/2018	9.568	9.434	0
	12/31/2019	9.434	9.519	0
	12/31/2020	9.519	9.331	0
AZL DFA Multi-Strategy Fund
1.70%
	12/31/2011	11.219	11.031	63
	12/31/2012	11.031	12.289	72
	12/31/2013	12.289	14.628	112
	12/31/2014	14.628	15.320	81
	12/31/2015	15.320	14.961	127
	12/31/2016	14.961	16.081	85
	12/31/2017	16.081	17.817	60
	12/31/2018	17.817	16.480	36
	12/31/2019	16.480	18.888	35
	12/31/2020	18.888	20.545	34
1.85%
	12/31/2011	11.199	10.995	33
	12/31/2012	10.995	12.231	25
	12/31/2013	12.231	14.537	17
	12/31/2014	14.537	15.201	13
	12/31/2015	15.201	14.823	10
	12/31/2016	14.823	15.908	11
	12/31/2017	15.908	17.599	14
	12/31/2018	17.599	16.254	5
	12/31/2019	16.254	18.601	8
	12/31/2020	18.601	20.202	3
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
19

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL DFA Multi-Strategy Fund
1.90%
	12/31/2011	11.192	10.983	18
	12/31/2012	10.983	12.211	15
	12/31/2013	12.211	14.506	22
	12/31/2014	14.506	15.162	11
	12/31/2015	15.162	14.777	9
	12/31/2016	14.777	15.851	5
	12/31/2017	15.851	17.527	4
	12/31/2018	17.527	16.180	5
	12/31/2019	16.180	18.507	5
	12/31/2020	18.507	20.089	4
1.95%
	12/31/2011	11.185	10.971	135
	12/31/2012	10.971	12.192	75
	12/31/2013	12.192	14.476	135
	12/31/2014	14.476	15.123	136
	12/31/2015	15.123	14.731	85
	12/31/2016	14.731	15.794	86
	12/31/2017	15.794	17.455	70
	12/31/2018	17.455	16.106	60
	12/31/2019	16.106	18.412	29
	12/31/2020	18.412	19.977	10
2.00%
	12/31/2011	11.179	10.959	6
	12/31/2012	10.959	12.172	9
	12/31/2013	12.172	14.446	23
	12/31/2014	14.446	15.083	18
	12/31/2015	15.083	14.686	17
	12/31/2016	14.686	15.737	12
	12/31/2017	15.737	17.384	11
	12/31/2018	17.384	16.032	8
	12/31/2019	16.032	18.319	7
	12/31/2020	18.319	19.866	5
2.05%
	12/31/2011	11.172	10.947	0
	12/31/2012	10.947	12.153	0
	12/31/2013	12.153	14.415	0
	12/31/2014	14.415	15.044	0
	12/31/2015	15.044	14.640	0
	12/31/2016	14.640	15.681	0
	12/31/2017	15.681	17.313	0
	12/31/2018	17.313	15.958	0
	12/31/2019	15.958	18.226	0
	12/31/2020	18.226	19.755	0
2.15%
	12/31/2011	11.159	10.923	263
	12/31/2012	10.923	12.114	494
	12/31/2013	12.114	14.355	576
	12/31/2014	14.355	14.966	201
	12/31/2015	14.966	14.550	125
	12/31/2016	14.550	15.568	125
	12/31/2017	15.568	17.172	136
	12/31/2018	17.172	15.812	108
	12/31/2019	15.812	18.041	97
	12/31/2020	18.041	19.535	71
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
20

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL DFA Multi-Strategy Fund
2.35%
	12/31/2011	11.132	10.875	0
	12/31/2012	10.875	12.037	0
	12/31/2013	12.037	14.235	1
	12/31/2014	14.235	14.812	1
	12/31/2015	14.812	14.371	1
	12/31/2016	14.371	15.346	0
	12/31/2017	15.346	16.893	1
	12/31/2018	16.893	15.524	1
	12/31/2019	15.524	17.676	1
	12/31/2020	17.676	19.102	1
2.40%
	12/31/2011	11.125	10.863	677
	12/31/2012	10.863	12.018	881
	12/31/2013	12.018	14.205	1693
	12/31/2014	14.205	14.773	1799
	12/31/2015	14.773	14.326	1799
	12/31/2016	14.326	15.291	1480
	12/31/2017	15.291	16.824	1382
	12/31/2018	16.824	15.453	1193
	12/31/2019	15.453	17.587	1031
	12/31/2020	17.587	18.995	873
2.55%
	12/31/2011	11.105	10.828	21
	12/31/2012	10.828	11.960	23
	12/31/2013	11.960	14.116	21
	12/31/2014	14.116	14.659	19
	12/31/2015	14.659	14.194	24
	12/31/2016	14.194	15.127	6
	12/31/2017	15.127	16.618	4
	12/31/2018	16.618	15.241	4
	12/31/2019	15.241	17.320	4
	12/31/2020	17.320	18.679	3
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
1.70%
	12/31/2011	11.046	10.661	36
	12/31/2012	10.661	12.029	48
	12/31/2013	12.029	13.970	87
	12/31/2014	13.970	14.028	65
	12/31/2015	14.028	13.038	61
	12/31/2016	13.038	13.654	31
	12/31/2017	13.654	14.917	32
	12/31/2018	14.917	14.368	19
	12/31/2019	14.368	16.565	27
	12/31/2020	16.565	18.479	21
1.85%
	12/31/2011	11.026	10.626	6
	12/31/2012	10.626	11.972	31
	12/31/2013	11.972	13.882	26
	12/31/2014	13.882	13.919	26
	12/31/2015	13.919	12.917	30
	12/31/2016	12.917	13.507	28
	12/31/2017	13.507	14.734	26
	12/31/2018	14.734	14.171	26
	12/31/2019	14.171	16.314	26
	12/31/2020	16.314	18.171	50
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
21

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
1.90%
	12/31/2011	11.020	10.614	8
	12/31/2012	10.614	11.953	10
	12/31/2013	11.953	13.853	22
	12/31/2014	13.853	13.883	13
	12/31/2015	13.883	12.878	3
	12/31/2016	12.878	13.459	1
	12/31/2017	13.459	14.674	1
	12/31/2018	14.674	14.106	7
	12/31/2019	14.106	16.231	7
	12/31/2020	16.231	18.070	7
1.95%
	12/31/2011	11.013	10.603	57
	12/31/2012	10.603	11.934	43
	12/31/2013	11.934	13.824	30
	12/31/2014	13.824	13.847	51
	12/31/2015	13.847	12.838	44
	12/31/2016	12.838	13.411	21
	12/31/2017	13.411	14.614	20
	12/31/2018	14.614	14.041	15
	12/31/2019	14.041	16.148	13
	12/31/2020	16.148	17.969	17
2.00%
	12/31/2011	11.006	10.591	14
	12/31/2012	10.591	11.915	9
	12/31/2013	11.915	13.795	33
	12/31/2014	13.795	13.811	30
	12/31/2015	13.811	12.798	16
	12/31/2016	12.798	13.362	13
	12/31/2017	13.362	14.554	11
	12/31/2018	14.554	13.976	10
	12/31/2019	13.976	16.066	10
	12/31/2020	16.066	17.868	8
2.05%
	12/31/2011	11.000	10.580	0
	12/31/2012	10.580	11.896	0
	12/31/2013	11.896	13.766	0
	12/31/2014	13.766	13.775	0
	12/31/2015	13.775	12.758	0
	12/31/2016	12.758	13.314	0
	12/31/2017	13.314	14.495	0
	12/31/2018	14.495	13.912	0
	12/31/2019	13.912	15.984	0
	12/31/2020	15.984	17.768	0
2.15%
	12/31/2011	10.987	10.556	91
	12/31/2012	10.556	11.858	62
	12/31/2013	11.858	13.708	81
	12/31/2014	13.708	13.704	108
	12/31/2015	13.704	12.680	74
	12/31/2016	12.680	13.219	61
	12/31/2017	13.219	14.377	47
	12/31/2018	14.377	13.785	41
	12/31/2019	13.785	15.822	34
	12/31/2020	15.822	17.571	34
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
22

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
2.35%
	12/31/2011	10.961	10.510	0
	12/31/2012	10.510	11.782	0
	12/31/2013	11.782	13.594	1
	12/31/2014	13.594	13.562	6
	12/31/2015	13.562	12.523	6
	12/31/2016	12.523	13.030	5
	12/31/2017	13.030	14.143	0
	12/31/2018	14.143	13.534	0
	12/31/2019	13.534	15.503	0
	12/31/2020	15.503	17.181	0
2.40%
	12/31/2011	10.954	10.499	274
	12/31/2012	10.499	11.763	349
	12/31/2013	11.763	13.565	569
	12/31/2014	13.565	13.527	564
	12/31/2015	13.527	12.485	543
	12/31/2016	12.485	12.983	519
	12/31/2017	12.983	14.085	435
	12/31/2018	14.085	13.472	359
	12/31/2019	13.472	15.424	331
	12/31/2020	15.424	17.085	359
2.55%
	12/31/2011	10.935	10.464	0
	12/31/2012	10.464	11.707	0
	12/31/2013	11.707	13.480	0
	12/31/2014	13.480	13.422	0
	12/31/2015	13.422	12.369	0
	12/31/2016	12.369	12.844	0
	12/31/2017	12.844	13.913	0
	12/31/2018	13.913	13.287	0
	12/31/2019	13.287	15.190	0
	12/31/2020	15.190	16.801	0
AZL Fidelity Institutional Asset Management Total Bond Fund
1.70%
	12/31/2016	N/A	10.073	70
	12/31/2017	10.073	10.327	59
	12/31/2018	10.327	10.025	48
	12/31/2019	10.025	10.869	26
	12/31/2020	10.869	11.630	24
1.85%
	12/31/2016	N/A	10.008	22
	12/31/2017	10.008	10.245	17
	12/31/2018	10.245	9.930	13
	12/31/2019	9.930	10.751	4
	12/31/2020	10.751	11.486	4
1.90%
	12/31/2016	N/A	9.747	18
	12/31/2017	9.747	9.973	14
	12/31/2018	9.973	9.661	15
	12/31/2019	9.661	10.454	14
	12/31/2020	10.454	11.163	14
1.95%
	12/31/2016	N/A	9.965	40
	12/31/2017	9.965	10.191	35
	12/31/2018	10.191	9.868	30
	12/31/2019	9.868	10.672	27
	12/31/2020	10.672	11.391	20
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
23

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Fidelity Institutional Asset Management Total Bond Fund
2.00%
	12/31/2016	N/A	9.944	38
	12/31/2017	9.944	10.164	32
	12/31/2018	10.164	9.837	27
	12/31/2019	9.837	10.633	22
	12/31/2020	10.633	11.344	20
2.05%
	12/31/2016	N/A	9.922	0
	12/31/2017	9.922	10.137	0
	12/31/2018	10.137	9.806	0
	12/31/2019	9.806	10.594	0
	12/31/2020	10.594	11.296	0
2.15%
	12/31/2016	N/A	9.880	91
	12/31/2017	9.880	10.083	76
	12/31/2018	10.083	9.744	57
	12/31/2019	9.744	10.517	46
	12/31/2020	10.517	11.203	41
2.35%
	12/31/2016	N/A	9.795	3
	12/31/2017	9.795	9.977	3
	12/31/2018	9.977	9.621	2
	12/31/2019	9.621	10.364	2
	12/31/2020	10.364	11.018	2
2.40%
	12/31/2016	N/A	9.773	705
	12/31/2017	9.773	9.950	604
	12/31/2018	9.950	9.591	514
	12/31/2019	9.591	10.326	429
	12/31/2020	10.326	10.972	390
2.55%
	12/31/2016	N/A	9.710	0
	12/31/2017	9.710	9.871	0
	12/31/2018	9.871	9.501	0
	12/31/2019	9.501	10.213	0
	12/31/2020	10.213	10.836	0
AZL Gateway Fund
1.70%
	12/31/2011	N/A	10.216	0
	12/31/2012	10.216	10.459	4
	12/31/2013	10.459	11.151	15
	12/31/2014	11.151	11.302	8
	12/31/2015	11.302	11.331	11
	12/31/2016	11.331	11.679	8
	12/31/2017	11.679	12.569	8
	12/31/2018	12.569	11.781	5
	12/31/2019	11.781	12.836	7
	12/31/2020	12.836	13.540	4
1.85%
	12/31/2011	N/A	10.190	0
	12/31/2012	10.190	10.418	0
	12/31/2013	10.418	11.090	0
	12/31/2014	11.090	11.223	0
	12/31/2015	11.223	11.235	0
	12/31/2016	11.235	11.563	0
	12/31/2017	11.563	12.425	0
	12/31/2018	12.425	11.629	0
	12/31/2019	11.629	12.651	0
	12/31/2020	12.651	13.325	0
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
24

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Gateway Fund
1.90%
	12/31/2011	N/A	10.182	0
	12/31/2012	10.182	10.404	0
	12/31/2013	10.404	11.069	3
	12/31/2014	11.069	11.197	3
	12/31/2015	11.197	11.203	5
	12/31/2016	11.203	11.524	2
	12/31/2017	11.524	12.377	3
	12/31/2018	12.377	11.579	5
	12/31/2019	11.579	12.590	5
	12/31/2020	12.590	13.254	5
1.95%
	12/31/2011	N/A	10.173	10
	12/31/2012	10.173	10.390	1
	12/31/2013	10.390	11.049	1
	12/31/2014	11.049	11.171	30
	12/31/2015	11.171	11.171	45
	12/31/2016	11.171	11.486	7
	12/31/2017	11.486	12.330	8
	12/31/2018	12.330	11.528	4
	12/31/2019	11.528	12.529	4
	12/31/2020	12.529	13.184	4
2.00%
	12/31/2011	N/A	10.165	0
	12/31/2012	10.165	10.376	0
	12/31/2013	10.376	11.029	6
	12/31/2014	11.029	11.144	4
	12/31/2015	11.144	11.140	2
	12/31/2016	11.140	11.447	2
	12/31/2017	11.447	12.283	2
	12/31/2018	12.283	11.478	2
	12/31/2019	11.478	12.469	2
	12/31/2020	12.469	13.113	2
2.05%
	12/31/2011	N/A	10.156	0
	12/31/2012	10.156	10.362	0
	12/31/2013	10.362	11.008	0
	12/31/2014	11.008	11.118	0
	12/31/2015	11.118	11.108	0
	12/31/2016	11.108	11.409	0
	12/31/2017	11.409	12.236	0
	12/31/2018	12.236	11.429	0
	12/31/2019	11.429	12.409	0
	12/31/2020	12.409	13.044	0
2.15%
	12/31/2011	N/A	10.139	11
	12/31/2012	10.139	10.334	9
	12/31/2013	10.334	10.968	8
	12/31/2014	10.968	11.067	44
	12/31/2015	11.067	11.045	20
	12/31/2016	11.045	11.333	25
	12/31/2017	11.333	12.142	33
	12/31/2018	12.142	11.330	24
	12/31/2019	11.330	12.289	50
	12/31/2020	12.289	12.905	46
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
25

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Gateway Fund
2.35%
	12/31/2011	N/A	10.105	0
	12/31/2012	10.105	10.279	0
	12/31/2013	10.279	10.888	0
	12/31/2014	10.888	10.963	0
	12/31/2015	10.963	10.920	0
	12/31/2016	10.920	11.183	0
	12/31/2017	11.183	11.957	0
	12/31/2018	11.957	11.135	0
	12/31/2019	11.135	12.053	0
	12/31/2020	12.053	12.632	0
2.40%
	12/31/2011	N/A	10.097	84
	12/31/2012	10.097	10.265	71
	12/31/2013	10.265	10.868	247
	12/31/2014	10.868	10.938	160
	12/31/2015	10.938	10.890	170
	12/31/2016	10.890	11.146	219
	12/31/2017	11.146	11.911	148
	12/31/2018	11.911	11.087	120
	12/31/2019	11.087	11.995	109
	12/31/2020	11.995	12.565	116
2.55%
	12/31/2011	N/A	10.071	0
	12/31/2012	10.071	10.224	0
	12/31/2013	10.224	10.808	0
	12/31/2014	10.808	10.861	0
	12/31/2015	10.861	10.797	0
	12/31/2016	10.797	11.034	0
	12/31/2017	11.034	11.775	0
	12/31/2018	11.775	10.943	0
	12/31/2019	10.943	11.822	0
	12/31/2020	11.822	12.365	0
AZL Government Money Market Fund
1.70%
	12/31/2011	10.599	10.421	602
	12/31/2012	10.421	10.245	411
	12/31/2013	10.245	10.072	337
	12/31/2014	10.072	9.903	437
	12/31/2015	9.903	9.737	306
	12/31/2016	9.737	9.573	180
	12/31/2017	9.573	9.417	126
	12/31/2018	9.417	9.351	129
	12/31/2019	9.351	9.322	73
	12/31/2020	9.322	9.183	106
1.85%
	12/31/2011	10.427	10.237	304
	12/31/2012	10.237	10.048	144
	12/31/2013	10.048	9.864	127
	12/31/2014	9.864	9.684	125
	12/31/2015	9.684	9.507	118
	12/31/2016	9.507	9.333	105
	12/31/2017	9.333	9.167	112
	12/31/2018	9.167	9.090	93
	12/31/2019	9.090	9.047	80
	12/31/2020	9.047	8.899	68
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
26

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Government Money Market Fund
1.90%
	12/31/2011	10.370	10.176	78
	12/31/2012	10.176	9.983	75
	12/31/2013	9.983	9.796	72
	12/31/2014	9.796	9.612	69
	12/31/2015	9.612	9.432	78
	12/31/2016	9.432	9.255	70
	12/31/2017	9.255	9.086	44
	12/31/2018	9.086	9.004	28
	12/31/2019	9.004	8.957	14
	12/31/2020	8.957	8.806	19
1.95%
	12/31/2011	10.314	10.115	442
	12/31/2012	10.115	9.919	484
	12/31/2013	9.919	9.728	331
	12/31/2014	9.728	9.540	248
	12/31/2015	9.540	9.357	167
	12/31/2016	9.357	9.177	116
	12/31/2017	9.177	9.004	155
	12/31/2018	9.004	8.919	107
	12/31/2019	8.919	8.869	107
	12/31/2020	8.869	8.715	109
2.00%
	12/31/2011	10.258	10.055	162
	12/31/2012	10.055	9.855	149
	12/31/2013	9.855	9.660	118
	12/31/2014	9.660	9.469	88
	12/31/2015	9.469	9.283	78
	12/31/2016	9.283	9.099	52
	12/31/2017	9.099	8.924	36
	12/31/2018	8.924	8.835	35
	12/31/2019	8.835	8.781	35
	12/31/2020	8.781	8.624	34
2.05%
	12/31/2011	10.202	9.995	2
	12/31/2012	9.995	9.791	2
	12/31/2013	9.791	9.593	2
	12/31/2014	9.593	9.399	1
	12/31/2015	9.399	9.209	0
	12/31/2016	9.209	9.023	0
	12/31/2017	9.023	8.845	0
	12/31/2018	8.845	8.752	0
	12/31/2019	8.752	8.694	0
	12/31/2020	8.694	8.534	0
2.15%
	12/31/2011	10.091	9.877	456
	12/31/2012	9.877	9.666	534
	12/31/2013	9.666	9.460	460
	12/31/2014	9.460	9.260	301
	12/31/2015	9.260	9.063	353
	12/31/2016	9.063	8.871	350
	12/31/2017	8.871	8.687	178
	12/31/2018	8.687	8.588	125
	12/31/2019	8.588	8.522	137
	12/31/2020	8.522	8.357	164
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
27

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Government Money Market Fund
2.35%
	12/31/2011	9.873	9.644	25
	12/31/2012	9.644	9.419	13
	12/31/2013	9.419	9.200	23
	12/31/2014	9.200	8.987	16
	12/31/2015	8.987	8.779	11
	12/31/2016	8.779	8.576	17
	12/31/2017	8.576	8.381	12
	12/31/2018	8.381	8.269	9
	12/31/2019	8.269	8.189	6
	12/31/2020	8.189	8.015	5
2.40%
	12/31/2011	9.819	9.587	4556
	12/31/2012	9.587	9.358	4206
	12/31/2013	9.358	9.137	3764
	12/31/2014	9.137	8.921	3049
	12/31/2015	8.921	8.710	2896
	12/31/2016	8.710	8.504	2550
	12/31/2017	8.504	8.307	2038
	12/31/2018	8.307	8.191	1855
	12/31/2019	8.191	8.108	1502
	12/31/2020	8.108	7.931	1355
2.55%
	12/31/2011	9.659	9.417	6
	12/31/2012	9.417	9.179	6
	12/31/2013	9.179	8.948	6
	12/31/2014	8.948	8.723	5
	12/31/2015	8.723	8.504	1
	12/31/2016	8.504	8.290	1
	12/31/2017	8.290	8.086	0
	12/31/2018	8.086	7.961	0
	12/31/2019	7.961	7.869	0
	12/31/2020	7.869	7.686	0
AZL Moderate Index Strategy Fund
1.70%
	12/31/2011	12.595	12.113	175
	12/31/2012	12.113	13.326	154
	12/31/2013	13.326	16.333	174
	12/31/2014	16.333	17.423	112
	12/31/2015	17.423	16.706	93
	12/31/2016	16.706	17.888	38
	12/31/2017	17.888	19.926	38
	12/31/2018	19.926	18.575	44
	12/31/2019	18.575	21.791	41
	12/31/2020	21.791	24.174	40
1.85%
	12/31/2011	12.470	11.975	86
	12/31/2012	11.975	13.154	63
	12/31/2013	13.154	16.098	52
	12/31/2014	16.098	17.146	44
	12/31/2015	17.146	16.416	30
	12/31/2016	16.416	17.551	31
	12/31/2017	17.551	19.522	35
	12/31/2018	19.522	18.171	30
	12/31/2019	18.171	21.285	25
	12/31/2020	21.285	23.576	40
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
28

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Moderate Index Strategy Fund
1.90%
	12/31/2011	12.428	11.929	23
	12/31/2012	11.929	13.097	21
	12/31/2013	13.097	16.020	39
	12/31/2014	16.020	17.055	30
	12/31/2015	17.055	16.321	13
	12/31/2016	16.321	17.440	11
	12/31/2017	17.440	19.389	14
	12/31/2018	19.389	18.038	12
	12/31/2019	18.038	21.118	12
	12/31/2020	21.118	23.380	14
1.95%
	12/31/2011	12.387	11.883	74
	12/31/2012	11.883	13.040	82
	12/31/2013	13.040	15.943	134
	12/31/2014	15.943	16.964	119
	12/31/2015	16.964	16.226	96
	12/31/2016	16.226	17.330	82
	12/31/2017	17.330	19.257	67
	12/31/2018	19.257	17.906	50
	12/31/2019	17.906	20.953	31
	12/31/2020	20.953	23.186	21
2.00%
	12/31/2011	12.345	11.838	28
	12/31/2012	11.838	12.984	27
	12/31/2013	12.984	15.866	27
	12/31/2014	15.866	16.873	19
	12/31/2015	16.873	16.131	17
	12/31/2016	16.131	17.220	16
	12/31/2017	17.220	19.125	21
	12/31/2018	19.125	17.775	22
	12/31/2019	17.775	20.790	20
	12/31/2020	20.790	22.993	18
2.05%
	12/31/2011	12.304	11.792	0
	12/31/2012	11.792	12.928	0
	12/31/2013	12.928	15.789	0
	12/31/2014	15.789	16.784	1
	12/31/2015	16.784	16.037	1
	12/31/2016	16.037	17.112	1
	12/31/2017	17.112	18.995	1
	12/31/2018	18.995	17.645	1
	12/31/2019	17.645	20.627	1
	12/31/2020	20.627	22.802	1
2.15%
	12/31/2011	12.222	11.702	111
	12/31/2012	11.702	12.816	105
	12/31/2013	12.816	15.637	208
	12/31/2014	15.637	16.605	184
	12/31/2015	16.605	15.851	117
	12/31/2016	15.851	16.896	101
	12/31/2017	16.896	18.737	90
	12/31/2018	18.737	17.388	75
	12/31/2019	17.388	20.306	71
	12/31/2020	20.306	22.425	93
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
29

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL Moderate Index Strategy Fund
2.35%
	12/31/2011	12.060	11.524	3
	12/31/2012	11.524	12.595	3
	12/31/2013	12.595	15.337	1
	12/31/2014	15.337	16.254	5
	12/31/2015	16.254	15.485	5
	12/31/2016	15.485	16.473	4
	12/31/2017	16.473	18.231	1
	12/31/2018	18.231	16.885	1
	12/31/2019	16.885	19.680	1
	12/31/2020	19.680	21.689	1
2.40%
	12/31/2011	12.020	11.480	900
	12/31/2012	11.480	12.541	835
	12/31/2013	12.541	15.263	1360
	12/31/2014	15.263	16.168	1586
	12/31/2015	16.168	15.395	1546
	12/31/2016	15.395	16.369	1181
	12/31/2017	16.369	18.107	1091
	12/31/2018	18.107	16.761	923
	12/31/2019	16.761	19.526	827
	12/31/2020	19.526	21.509	752
2.55%
	12/31/2011	11.900	11.349	0
	12/31/2012	11.349	12.379	0
	12/31/2013	12.379	15.043	0
	12/31/2014	15.043	15.911	2
	12/31/2015	15.911	15.128	2
	12/31/2016	15.128	16.061	2
	12/31/2017	16.061	17.740	0
	12/31/2018	17.740	16.396	0
	12/31/2019	16.396	19.072	0
	12/31/2020	19.072	20.977	0
AZL MVP Balanced Index Strategy Fund
1.70%
	12/31/2015	N/A	11.964	2
	12/31/2016	11.964	12.540	85
	12/31/2017	12.540	13.734	84
	12/31/2018	13.734	12.902	82
	12/31/2019	12.902	14.830	97
	12/31/2020	14.830	15.451	82
1.85%
	12/31/2015	N/A	12.011	0
	12/31/2016	12.011	12.570	5
	12/31/2017	12.570	13.747	4
	12/31/2018	13.747	12.894	3
	12/31/2019	12.894	14.799	2
	12/31/2020	14.799	15.395	1
1.90%
	12/31/2015	N/A	11.987	0
	12/31/2016	11.987	12.539	4
	12/31/2017	12.539	13.706	0
	12/31/2018	13.706	12.849	7
	12/31/2019	12.849	14.740	7
	12/31/2020	14.740	15.326	7
1.95%
	12/31/2015	N/A	11.963	1
	12/31/2016	11.963	12.507	1
	12/31/2017	12.507	13.665	2
	12/31/2018	13.665	12.804	0
	12/31/2019	12.804	14.681	0
	12/31/2020	14.681	15.258	0
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
30

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL MVP Balanced Index Strategy Fund
2.00%
	12/31/2015	N/A	11.939	0
	12/31/2016	11.939	12.476	0
	12/31/2017	12.476	13.624	0
	12/31/2018	13.624	12.760	0
	12/31/2019	12.760	14.623	3
	12/31/2020	14.623	15.189	2
2.05%
	12/31/2015	N/A	11.915	1
	12/31/2016	11.915	12.445	0
	12/31/2017	12.445	13.583	0
	12/31/2018	13.583	12.715	0
	12/31/2019	12.715	14.564	0
	12/31/2020	14.564	15.121	0
2.15%
	12/31/2015	N/A	11.868	0
	12/31/2016	11.868	12.384	16
	12/31/2017	12.384	13.502	15
	12/31/2018	13.502	12.627	17
	12/31/2019	12.627	14.449	14
	12/31/2020	14.449	14.986	11
2.35%
	12/31/2015	N/A	11.774	0
	12/31/2016	11.774	12.261	0
	12/31/2017	12.261	13.342	0
	12/31/2018	13.342	12.452	0
	12/31/2019	12.452	14.220	0
	12/31/2020	14.220	14.719	0
2.40%
	12/31/2015	N/A	11.751	51
	12/31/2016	11.751	12.230	138
	12/31/2017	12.230	13.302	104
	12/31/2018	13.302	12.408	87
	12/31/2019	12.408	14.163	103
	12/31/2020	14.163	14.653	82
2.55%
	12/31/2015	N/A	11.681	0
	12/31/2016	11.681	12.139	0
	12/31/2017	12.139	13.184	0
	12/31/2018	13.184	12.279	3
	12/31/2019	12.279	13.995	3
	12/31/2020	13.995	14.457	3
AZL MVP Fusion Balanced Fund
1.70%
	12/31/2011	11.668	11.368	1528
	12/31/2012	11.368	12.449	1497
	12/31/2013	12.449	13.641	1467
	12/31/2014	13.641	14.026	1442
	12/31/2015	14.026	13.548	1437
	12/31/2016	13.548	14.109	1385
	12/31/2017	14.109	15.568	1370
	12/31/2018	15.568	14.478	1373
	12/31/2019	14.478	16.477	47
	12/31/2020	16.477	16.811	44
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
31

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL MVP Fusion Balanced Fund
1.85%
	12/31/2011	11.569	11.255	56
	12/31/2012	11.255	12.306	62
	12/31/2013	12.306	13.465	54
	12/31/2014	13.465	13.824	55
	12/31/2015	13.824	13.333	56
	12/31/2016	13.333	13.864	65
	12/31/2017	13.864	15.275	63
	12/31/2018	15.275	14.183	63
	12/31/2019	14.183	16.118	63
	12/31/2020	16.118	16.420	39
1.90%
	12/31/2011	11.536	11.217	107
	12/31/2012	11.217	12.259	105
	12/31/2013	12.259	13.406	121
	12/31/2014	13.406	13.757	109
	12/31/2015	13.757	13.262	101
	12/31/2016	13.262	13.783	72
	12/31/2017	13.783	15.178	50
	12/31/2018	15.178	14.087	27
	12/31/2019	14.087	16.000	23
	12/31/2020	16.000	16.292	23
1.95%
	12/31/2011	11.503	11.180	169
	12/31/2012	11.180	12.212	184
	12/31/2013	12.212	13.348	132
	12/31/2014	13.348	13.691	131
	12/31/2015	13.691	13.191	127
	12/31/2016	13.191	13.703	126
	12/31/2017	13.703	15.082	119
	12/31/2018	15.082	13.991	107
	12/31/2019	13.991	15.883	106
	12/31/2020	15.883	16.165	85
2.00%
	12/31/2011	11.471	11.143	95
	12/31/2012	11.143	12.165	84
	12/31/2013	12.165	13.290	74
	12/31/2014	13.290	13.625	69
	12/31/2015	13.625	13.121	59
	12/31/2016	13.121	13.623	56
	12/31/2017	13.623	14.987	44
	12/31/2018	14.987	13.895	37
	12/31/2019	13.895	15.767	31
	12/31/2020	15.767	16.038	26
2.05%
	12/31/2011	11.438	11.106	0
	12/31/2012	11.106	12.119	0
	12/31/2013	12.119	13.233	0
	12/31/2014	13.233	13.559	0
	12/31/2015	13.559	13.051	0
	12/31/2016	13.051	13.543	0
	12/31/2017	13.543	14.892	0
	12/31/2018	14.892	13.800	0
	12/31/2019	13.800	15.651	0
	12/31/2020	15.651	15.913	0
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
32

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL MVP Fusion Balanced Fund
2.15%
	12/31/2011	11.374	11.032	207
	12/31/2012	11.032	12.026	199
	12/31/2013	12.026	13.118	159
	12/31/2014	13.118	13.428	137
	12/31/2015	13.428	12.912	119
	12/31/2016	12.912	13.386	102
	12/31/2017	13.386	14.705	86
	12/31/2018	14.705	13.613	75
	12/31/2019	13.613	15.423	54
	12/31/2020	15.423	15.665	51
2.35%
	12/31/2011	11.245	10.886	3
	12/31/2012	10.886	11.843	3
	12/31/2013	11.843	12.893	3
	12/31/2014	12.893	13.171	4
	12/31/2015	13.171	12.639	3
	12/31/2016	12.639	13.077	3
	12/31/2017	13.077	14.336	3
	12/31/2018	14.336	13.245	2
	12/31/2019	13.245	14.977	2
	12/31/2020	14.977	15.182	1
2.40%
	12/31/2011	11.213	10.849	1953
	12/31/2012	10.849	11.797	1902
	12/31/2013	11.797	12.837	1781
	12/31/2014	12.837	13.107	1596
	12/31/2015	13.107	12.572	1417
	12/31/2016	12.572	13.001	1061
	12/31/2017	13.001	14.246	863
	12/31/2018	14.246	13.155	756
	12/31/2019	13.155	14.867	692
	12/31/2020	14.867	15.063	609
2.55%
	12/31/2011	11.118	10.741	0
	12/31/2012	10.741	11.662	0
	12/31/2013	11.662	12.671	0
	12/31/2014	12.671	12.918	0
	12/31/2015	12.918	12.372	0
	12/31/2016	12.372	12.775	0
	12/31/2017	12.775	13.977	0
	12/31/2018	13.977	12.888	3
	12/31/2019	12.888	14.543	3
	12/31/2020	14.543	14.713	3
AZL MVP Fusion Conservative Fund
1.70%
	12/31/2011	11.071	10.955	26
	12/31/2012	10.955	11.983	44
	12/31/2013	11.983	12.719	46
	12/31/2014	12.719	13.105	127
	12/31/2015	13.105	12.785	107
	12/31/2016	12.785	13.238	72
	12/31/2017	13.238	14.227	11
	12/31/2018	14.227	13.461	19
	12/31/2019	13.461	15.026	27
	12/31/2020	15.026	15.479	24
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
33

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL MVP Fusion Conservative Fund
1.85%
	12/31/2011	11.051	10.919	7
	12/31/2012	10.919	11.925	9
	12/31/2013	11.925	12.639	0
	12/31/2014	12.639	13.004	0
	12/31/2015	13.004	12.666	0
	12/31/2016	12.666	13.096	0
	12/31/2017	13.096	14.053	0
	12/31/2018	14.053	13.277	0
	12/31/2019	13.277	14.798	0
	12/31/2020	14.798	15.221	0
1.90%
	12/31/2011	11.044	10.907	11
	12/31/2012	10.907	11.906	9
	12/31/2013	11.906	12.612	0
	12/31/2014	12.612	12.970	0
	12/31/2015	12.970	12.627	3
	12/31/2016	12.627	13.049	9
	12/31/2017	13.049	13.996	9
	12/31/2018	13.996	13.216	9
	12/31/2019	13.216	14.723	9
	12/31/2020	14.723	15.136	9
1.95%
	12/31/2011	11.038	10.895	65
	12/31/2012	10.895	11.887	104
	12/31/2013	11.887	12.586	78
	12/31/2014	12.586	12.936	61
	12/31/2015	12.936	12.588	57
	12/31/2016	12.588	13.002	46
	12/31/2017	13.002	13.938	14
	12/31/2018	13.938	13.155	18
	12/31/2019	13.155	14.648	17
	12/31/2020	14.648	15.052	17
2.00%
	12/31/2011	11.031	10.883	104
	12/31/2012	10.883	11.868	41
	12/31/2013	11.868	12.560	43
	12/31/2014	12.560	12.903	41
	12/31/2015	12.903	12.549	49
	12/31/2016	12.549	12.955	46
	12/31/2017	12.955	13.881	42
	12/31/2018	13.881	13.095	37
	12/31/2019	13.095	14.573	34
	12/31/2020	14.573	14.968	29
2.05%
	12/31/2011	11.025	10.871	0
	12/31/2012	10.871	11.849	0
	12/31/2013	11.849	12.533	0
	12/31/2014	12.533	12.869	0
	12/31/2015	12.869	12.510	0
	12/31/2016	12.510	12.909	0
	12/31/2017	12.909	13.825	0
	12/31/2018	13.825	13.035	0
	12/31/2019	13.035	14.499	0
	12/31/2020	14.499	14.884	0
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
34

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL MVP Fusion Conservative Fund
2.15%
	12/31/2011	11.012	10.847	57
	12/31/2012	10.847	11.811	56
	12/31/2013	11.811	12.481	44
	12/31/2014	12.481	12.803	43
	12/31/2015	12.803	12.433	47
	12/31/2016	12.433	12.816	45
	12/31/2017	12.816	13.712	49
	12/31/2018	13.712	12.916	40
	12/31/2019	12.916	14.352	39
	12/31/2020	14.352	14.718	36
2.35%
	12/31/2011	10.985	10.800	0
	12/31/2012	10.800	11.736	0
	12/31/2013	11.736	12.377	0
	12/31/2014	12.377	12.670	0
	12/31/2015	12.670	12.280	0
	12/31/2016	12.280	12.633	0
	12/31/2017	12.633	13.489	0
	12/31/2018	13.489	12.680	0
	12/31/2019	12.680	14.062	0
	12/31/2020	14.062	14.392	0
2.40%
	12/31/2011	10.979	10.788	410
	12/31/2012	10.788	11.718	508
	12/31/2013	11.718	12.351	480
	12/31/2014	12.351	12.637	471
	12/31/2015	12.637	12.242	489
	12/31/2016	12.242	12.588	457
	12/31/2017	12.588	13.434	389
	12/31/2018	13.434	12.622	270
	12/31/2019	12.622	13.991	238
	12/31/2020	13.991	14.312	216
2.55%
	12/31/2011	10.959	10.753	2
	12/31/2012	10.753	11.661	2
	12/31/2013	11.661	12.273	2
	12/31/2014	12.273	12.539	1
	12/31/2015	12.539	12.129	1
	12/31/2016	12.129	12.452	1
	12/31/2017	12.452	13.270	1
	12/31/2018	13.270	12.449	1
	12/31/2019	12.449	13.778	1
	12/31/2020	13.778	14.073	1
AZL MVP Fusion Moderate Fund
1.70%
	12/31/2011	11.364	10.855	222
	12/31/2012	10.855	12.009	207
	12/31/2013	12.009	13.597	190
	12/31/2014	13.597	13.935	156
	12/31/2015	13.935	13.410	171
	12/31/2016	13.410	13.807	114
	12/31/2017	13.807	15.472	109
	12/31/2018	15.472	14.227	96
	12/31/2019	14.227	16.408	68
	12/31/2020	16.408	16.863	58
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
35

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL MVP Fusion Moderate Fund
1.85%
	12/31/2011	11.267	10.747	67
	12/31/2012	10.747	11.871	52
	12/31/2013	11.871	13.422	26
	12/31/2014	13.422	13.734	11
	12/31/2015	13.734	13.197	9
	12/31/2016	13.197	13.567	9
	12/31/2017	13.567	15.181	9
	12/31/2018	15.181	13.938	7
	12/31/2019	13.938	16.051	7
	12/31/2020	16.051	16.471	6
1.90%
	12/31/2011	11.235	10.711	132
	12/31/2012	10.711	11.826	128
	12/31/2013	11.826	13.363	117
	12/31/2014	13.363	13.667	92
	12/31/2015	13.667	13.127	84
	12/31/2016	13.127	13.488	40
	12/31/2017	13.488	15.085	34
	12/31/2018	15.085	13.843	30
	12/31/2019	13.843	15.934	27
	12/31/2020	15.934	16.342	27
1.95%
	12/31/2011	11.203	10.676	114
	12/31/2012	10.676	11.780	138
	12/31/2013	11.780	13.306	93
	12/31/2014	13.306	13.601	75
	12/31/2015	13.601	13.057	69
	12/31/2016	13.057	13.409	54
	12/31/2017	13.409	14.990	50
	12/31/2018	14.990	13.749	45
	12/31/2019	13.749	15.817	43
	12/31/2020	15.817	16.214	37
2.00%
	12/31/2011	11.172	10.640	96
	12/31/2012	10.640	11.735	92
	12/31/2013	11.735	13.248	151
	12/31/2014	13.248	13.536	110
	12/31/2015	13.536	12.987	92
	12/31/2016	12.987	13.331	88
	12/31/2017	13.331	14.895	106
	12/31/2018	14.895	13.655	94
	12/31/2019	13.655	15.701	87
	12/31/2020	15.701	16.088	81
2.05%
	12/31/2011	11.140	10.605	3
	12/31/2012	10.605	11.690	3
	12/31/2013	11.690	13.191	2
	12/31/2014	13.191	13.470	1
	12/31/2015	13.470	12.918	1
	12/31/2016	12.918	13.254	0
	12/31/2017	13.254	14.801	0
	12/31/2018	14.801	13.562	0
	12/31/2019	13.562	15.586	0
	12/31/2020	15.586	15.962	0
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
36

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL MVP Fusion Moderate Fund
2.15%
	12/31/2011	11.077	10.534	404
	12/31/2012	10.534	11.601	395
	12/31/2013	11.601	13.077	297
	12/31/2014	13.077	13.341	236
	12/31/2015	13.341	12.781	169
	12/31/2016	12.781	13.100	158
	12/31/2017	13.100	14.614	166
	12/31/2018	14.614	13.378	160
	12/31/2019	13.378	15.359	149
	12/31/2020	15.359	15.714	141
2.35%
	12/31/2011	10.952	10.394	42
	12/31/2012	10.394	11.424	42
	12/31/2013	11.424	12.851	39
	12/31/2014	12.851	13.085	32
	12/31/2015	13.085	12.511	29
	12/31/2016	12.511	12.797	26
	12/31/2017	12.797	14.248	24
	12/31/2018	14.248	13.017	21
	12/31/2019	13.017	14.915	18
	12/31/2020	14.915	15.228	15
2.40%
	12/31/2011	10.921	10.360	4771
	12/31/2012	10.360	11.380	4640
	12/31/2013	11.380	12.796	4525
	12/31/2014	12.796	13.022	4287
	12/31/2015	13.022	12.444	3694
	12/31/2016	12.444	12.723	3158
	12/31/2017	12.723	14.158	2780
	12/31/2018	14.158	12.928	2465
	12/31/2019	12.928	14.806	2153
	12/31/2020	14.806	15.109	1862
2.55%
	12/31/2011	10.828	10.257	4
	12/31/2012	10.257	11.250	4
	12/31/2013	11.250	12.630	3
	12/31/2014	12.630	12.834	3
	12/31/2015	12.834	12.246	0
	12/31/2016	12.246	12.502	0
	12/31/2017	12.502	13.892	0
	12/31/2018	13.892	12.665	0
	12/31/2019	12.665	14.483	0
	12/31/2020	14.483	14.758	0
AZL MVP Growth Index Strategy Fund
1.70%
	12/31/2015	N/A	13.110	2
	12/31/2016	13.110	13.765	110
	12/31/2017	13.765	15.693	80
	12/31/2018	15.693	14.433	73
	12/31/2019	14.433	17.101	85
	12/31/2020	17.101	17.607	70
1.85%
	12/31/2015	N/A	13.161	9
	12/31/2016	13.161	13.798	7
	12/31/2017	13.798	15.708	8
	12/31/2018	15.708	14.424	10
	12/31/2019	14.424	17.065	9
	12/31/2020	17.065	17.544	7
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
37

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
AZL MVP Growth Index Strategy Fund
1.90%
	12/31/2015	N/A	13.135	0
	12/31/2016	13.135	13.763	30
	12/31/2017	13.763	15.661	30
	12/31/2018	15.661	14.374	45
	12/31/2019	14.374	16.997	36
	12/31/2020	16.997	17.465	26
1.95%
	12/31/2015	N/A	13.109	60
	12/31/2016	13.109	13.729	145
	12/31/2017	13.729	15.614	121
	12/31/2018	15.614	14.324	81
	12/31/2019	14.324	16.929	90
	12/31/2020	16.929	17.387	95
2.00%
	12/31/2015	N/A	13.083	1
	12/31/2016	13.083	13.695	62
	12/31/2017	13.695	15.568	17
	12/31/2018	15.568	14.274	18
	12/31/2019	14.274	16.862	11
	12/31/2020	16.862	17.309	11
2.05%
	12/31/2015	N/A	13.057	0
	12/31/2016	13.057	13.661	0
	12/31/2017	13.661	15.521	0
	12/31/2018	15.521	14.224	0
	12/31/2019	14.224	16.795	0
	12/31/2020	16.795	17.231	0
2.15%
	12/31/2015	N/A	13.005	14
	12/31/2016	13.005	13.593	253
	12/31/2017	13.593	15.429	243
	12/31/2018	15.429	14.125	218
	12/31/2019	14.125	16.661	220
	12/31/2020	16.661	17.077	126
2.35%
	12/31/2015	N/A	12.902	0
	12/31/2016	12.902	13.459	0
	12/31/2017	13.459	15.245	1
	12/31/2018	15.245	13.929	1
	12/31/2019	13.929	16.398	3
	12/31/2020	16.398	16.773	2
2.40%
	12/31/2015	N/A	12.876	243
	12/31/2016	12.876	13.425	5281
	12/31/2017	13.425	15.200	4855
	12/31/2018	15.200	13.881	4428
	12/31/2019	13.881	16.332	3934
	12/31/2020	16.332	16.698	3642
2.55%
	12/31/2015	N/A	12.800	0
	12/31/2016	12.800	13.325	9
	12/31/2017	13.325	15.064	9
	12/31/2018	15.064	13.736	8
	12/31/2019	13.736	16.138	7
	12/31/2020	16.138	16.475	6
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
38

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
PIMCO VIT Global Core Bond (Hedged) Portfolio
1.70%
	12/31/2011	N/A	9.794	2
	12/31/2012	9.794	10.224	6
	12/31/2013	10.224	9.736	12
	12/31/2014	9.736	9.429	4
	12/31/2015	9.429	8.803	1
	12/31/2016	8.803	9.242	1
	12/31/2017	9.242	9.477	0
	12/31/2018	9.477	9.414	0
	12/31/2019	9.414	9.985	0
	12/31/2020	9.985	10.613	0
1.85%
	12/31/2011	N/A	9.784	2
	12/31/2012	9.784	10.199	0
	12/31/2013	10.199	9.697	0
	12/31/2014	9.697	9.377	0
	12/31/2015	9.377	8.742	2
	12/31/2016	8.742	9.164	2
	12/31/2017	9.164	9.382	0
	12/31/2018	9.382	9.306	0
	12/31/2019	9.306	9.856	0
	12/31/2020	9.856	10.460	0
1.90%
	12/31/2011	N/A	9.781	0
	12/31/2012	9.781	10.190	2
	12/31/2013	10.190	9.684	1
	12/31/2014	9.684	9.360	0
	12/31/2015	9.360	8.721	0
	12/31/2016	8.721	9.138	0
	12/31/2017	9.138	9.351	0
	12/31/2018	9.351	9.270	0
	12/31/2019	9.270	9.814	0
	12/31/2020	9.814	10.409	0
1.95%
	12/31/2011	N/A	9.778	2
	12/31/2012	9.778	10.182	2
	12/31/2013	10.182	9.671	11
	12/31/2014	9.671	9.342	1
	12/31/2015	9.342	8.701	1
	12/31/2016	8.701	9.112	0
	12/31/2017	9.112	9.320	0
	12/31/2018	9.320	9.235	3
	12/31/2019	9.235	9.771	0
	12/31/2020	9.771	10.359	0
2.00%
	12/31/2011	N/A	9.774	0
	12/31/2012	9.774	10.173	0
	12/31/2013	10.173	9.658	0
	12/31/2014	9.658	9.325	0
	12/31/2015	9.325	8.680	0
	12/31/2016	8.680	9.086	0
	12/31/2017	9.086	9.289	0
	12/31/2018	9.289	9.199	0
	12/31/2019	9.199	9.729	0
	12/31/2020	9.729	10.309	0
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
39

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
PIMCO VIT Global Core Bond (Hedged) Portfolio
2.05%
	12/31/2011	N/A	9.771	0
	12/31/2012	9.771	10.164	0
	12/31/2013	10.164	9.645	0
	12/31/2014	9.645	9.308	0
	12/31/2015	9.308	8.660	0
	12/31/2016	8.660	9.061	0
	12/31/2017	9.061	9.258	0
	12/31/2018	9.258	9.164	0
	12/31/2019	9.164	9.687	0
	12/31/2020	9.687	10.259	0
2.15%
	12/31/2011	N/A	9.765	0
	12/31/2012	9.765	10.147	0
	12/31/2013	10.147	9.619	0
	12/31/2014	9.619	9.274	0
	12/31/2015	9.274	8.620	1
	12/31/2016	8.620	9.009	1
	12/31/2017	9.009	9.196	2
	12/31/2018	9.196	9.094	17
	12/31/2019	9.094	9.603	2
	12/31/2020	9.603	10.160	8
2.35%
	12/31/2011	N/A	9.752	0
	12/31/2012	9.752	10.113	0
	12/31/2013	10.113	9.568	0
	12/31/2014	9.568	9.206	0
	12/31/2015	9.206	8.540	0
	12/31/2016	8.540	8.908	0
	12/31/2017	8.908	9.074	0
	12/31/2018	9.074	8.955	0
	12/31/2019	8.955	9.438	0
	12/31/2020	9.438	9.966	0
2.40%
	12/31/2011	N/A	9.748	21
	12/31/2012	9.748	10.105	23
	12/31/2013	10.105	9.555	32
	12/31/2014	9.555	9.189	115
	12/31/2015	9.189	8.520	107
	12/31/2016	8.520	8.882	101
	12/31/2017	8.882	9.044	98
	12/31/2018	9.044	8.921	102
	12/31/2019	8.921	9.397	32
	12/31/2020	9.397	9.917	22
2.55%
	12/31/2011	N/A	9.738	0
	12/31/2012	9.738	10.080	0
	12/31/2013	10.080	9.517	0
	12/31/2014	9.517	9.139	0
	12/31/2015	9.139	8.460	0
	12/31/2016	8.460	8.807	0
	12/31/2017	8.807	8.954	0
	12/31/2018	8.954	8.819	0
	12/31/2019	8.819	9.275	0
	12/31/2020	9.275	9.774	0
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
40

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
PIMCO VIT Total Return Portfolio
1.70%
	12/31/2011	17.501	17.829	395
	12/31/2012	17.829	19.210	413
	12/31/2013	19.210	18.515	264
	12/31/2014	18.515	18.983	159
	12/31/2015	18.983	18.747	128
	12/31/2016	18.747	18.925	75
	12/31/2017	18.925	19.522	54
	12/31/2018	19.522	19.090	42
	12/31/2019	19.090	20.339	41
	12/31/2020	20.339	21.727	37
1.85%
	12/31/2011	17.217	17.513	181
	12/31/2012	17.513	18.841	124
	12/31/2013	18.841	18.133	90
	12/31/2014	18.133	18.562	79
	12/31/2015	18.562	18.304	94
	12/31/2016	18.304	18.451	68
	12/31/2017	18.451	19.004	49
	12/31/2018	19.004	18.555	42
	12/31/2019	18.555	19.740	34
	12/31/2020	19.740	21.055	29
1.90%
	12/31/2011	17.123	17.409	80
	12/31/2012	17.409	18.719	78
	12/31/2013	18.719	18.007	42
	12/31/2014	18.007	18.424	38
	12/31/2015	18.424	18.159	33
	12/31/2016	18.159	18.295	25
	12/31/2017	18.295	18.835	21
	12/31/2018	18.835	18.381	22
	12/31/2019	18.381	19.544	22
	12/31/2020	19.544	20.836	21
1.95%
	12/31/2011	17.030	17.305	457
	12/31/2012	17.305	18.599	347
	12/31/2013	18.599	17.882	194
	12/31/2014	17.882	18.287	141
	12/31/2015	18.287	18.015	124
	12/31/2016	18.015	18.141	113
	12/31/2017	18.141	18.667	93
	12/31/2018	18.667	18.207	70
	12/31/2019	18.207	19.350	60
	12/31/2020	19.350	20.619	52
2.00%
	12/31/2011	16.856	17.120	201
	12/31/2012	17.120	18.390	161
	12/31/2013	18.390	17.672	102
	12/31/2014	17.672	18.064	73
	12/31/2015	18.064	17.786	63
	12/31/2016	17.786	17.902	47
	12/31/2017	17.902	18.411	29
	12/31/2018	18.411	17.949	25
	12/31/2019	17.949	19.067	26
	12/31/2020	19.067	20.306	20
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
41

INVESTMENT OPTION SEPARATE ACCOUNT ANNUAL EXPENSES	PERIOD OR YEAR ENDED	AUV AT BEGINNING OF PERIOD	AUV AT END OF PERIOD	NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD
PIMCO VIT Total Return Portfolio
2.05%
	12/31/2011	16.845	17.100	5
	12/31/2012	17.100	18.360	2
	12/31/2013	18.360	17.634	1
	12/31/2014	17.634	18.016	0
	12/31/2015	18.016	17.730	0
	12/31/2016	17.730	17.837	0
	12/31/2017	17.837	18.335	0
	12/31/2018	18.335	17.866	0
	12/31/2019	17.866	18.969	0
	12/31/2020	18.969	20.192	0
2.15%
	12/31/2011	16.662	16.897	709
	12/31/2012	16.897	18.124	674
	12/31/2013	18.124	17.391	421
	12/31/2014	17.391	17.749	312
	12/31/2015	17.749	17.450	252
	12/31/2016	17.450	17.537	226
	12/31/2017	17.537	18.009	184
	12/31/2018	18.009	17.531	157
	12/31/2019	17.531	18.594	139
	12/31/2020	18.594	19.774	126
2.35%
	12/31/2011	16.302	16.499	28
	12/31/2012	16.499	17.661	11
	12/31/2013	17.661	16.913	7
	12/31/2014	16.913	17.227	7
	12/31/2015	17.227	16.903	9
	12/31/2016	16.903	16.953	8
	12/31/2017	16.953	17.375	7
	12/31/2018	17.375	16.880	7
	12/31/2019	16.880	17.868	6
	12/31/2020	17.868	18.963	6
2.40%
	12/31/2011	16.213	16.401	2210
	12/31/2012	16.401	17.548	2325
	12/31/2013	17.548	16.795	1832
	12/31/2014	16.795	17.099	1620
	12/31/2015	17.099	16.769	1320
	12/31/2016	16.769	16.810	1189
	12/31/2017	16.810	17.220	1016
	12/31/2018	17.220	16.721	872
	12/31/2019	16.721	17.690	756
	12/31/2020	17.690	18.766	661
2.55%
	12/31/2011	15.949	16.110	12
	12/31/2012	16.110	17.211	11
	12/31/2013	17.211	16.448	8
	12/31/2014	16.448	16.721	7
	12/31/2015	16.721	16.373	7
	12/31/2016	16.373	16.389	2
	12/31/2017	16.389	16.763	1
	12/31/2018	16.763	16.252	0
	12/31/2019	16.252	17.169	0
	12/31/2020	17.169	18.185	0
Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix B
42

APPENDIX C – ALLIANZ LIFE VARIABLE ACCOUNT B FINANCIAL STATEMENTS

Allianz RewardsSM Variable Annuity Statement of Additional Information – April 30, 2021
Appendix C
43

ALLIANZ LIFE VARIABLE ACCOUNT B

of

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

Financial Statements

December 31, 2020

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Allianz Life Insurance Company of North America and the Contract Owners of Allianz Life Variable Account B of Allianz Life Insurance Company of North America.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America, indicated in the table below (other than: RCM Dynamic Multi‐Asset Plus VIT Fund, AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2, which do not present statements of assets and liabilities) as of December 31, 2020, the related statements of operations for the year then ended (other than: RCM Dynamic Multi‐Asset Plus VIT Fund, which is for the period January 1, 2020 to April 24, 2020 (date of merger with AZL MVP Moderate Index Strategy Fund) AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2, which is for the period January 1, 2020 to August 21, 2020 (date of both mergers with AZL S&P 500 Index Fund)), and the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America (other than: RCM Dynamic Multi‐Asset Plus VIT Fund, AZL Morgan Stanley Global Real Estate Fund Class 1, and AZL Morgan Stanley Global Real Estate Fund Class 2, which do not present statements of assets and liabilities) as of December 31, 2020, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2020 (other than: RCM Dynamic Multi‐Asset Plus VIT Fund, which is for the period January 1, 2020 to April 24, 2020 (date of merger with AZL MVP Moderate Index Strategy Fund) AZL Morgan Stanley Global Real Estate Fund Class 1 and AZL Morgan Stanley Global Real Estate Fund Class 2, which is for the period January 1, 2020 to August 21, 2020 (date of both mergers with AZL S&P 500 Index Fund)), in conformity with accounting principles generally accepted in the United States of America.

Subaccounts of Allianz Life Variable Account B
AZL Balanced Index Strategy Fund	AZL Russell 1000 Value Index Fund Class 2	Ivy VIP Growth Portfolio
AZL DFA Five-Year Global Fixed Income Fund	AZL S&P 500 Index Fund	Ivy VIP Mid Cap Growth Portfolio
AZL DFA Multi-Strategy Fund	AZL Small Cap Stock Index Fund Class 1	Ivy VIP Natural Resources Portfolio
AZL Enhanced Bond Index Fund	AZL Small Cap Stock Index Fund Class 2	Ivy VIP Science and Technology Portfolio
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	AZL T. Rowe Price Capital Appreciation Fund	JPMorgan Insurance Trust Core Bond Portfolio
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	BlackRock Equity Dividend V.I. Fund	Lazard Retirement International Equity Portfolio
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	BlackRock Global Allocation V.I. Fund	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

AZL Gateway Fund	BNY Mellon VIF Appreciation Portfolio	MFS International Intrinsic Value Portfolio
AZL Government Money Market Fund	ClearBridge Variable Aggressive Growth Portfolio	MFS VIT Total Return Bond Portfolio
AZL International Index Fund Class 1	Columbia Variable Portfolio – Seligman Global Technology Fund	MFS VIT Utilities Portfolio
AZL International Index Fund Class 2	Davis VA Financial Portfolio	PIMCO VIT All Asset Portfolio
AZL MetWest Total Return Bond Fund	Davis VA Real Estate Portfolio	PIMCO VIT Balanced Allocation Portfolio
AZL Mid Cap Index Fund Class 1	Eaton Vance VT Floating-Rate Income Fund	PIMCO VIT CommodityRealReturn Strategy Portfolio
AZL Mid Cap Index Fund Class 2	Fidelity VIP Emerging Markets Portfolio	PIMCO VIT Dynamic Bond Portfolio
AZL Moderate Index Strategy Fund	Fidelity VIP FundsManager 50% Portfolio	PIMCO VIT Emerging Markets Bond Portfolio
AZL MSCI Emerging Markets Equity Index Class 1	Fidelity VIP FundsManager 60% Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
AZL MSCI Emerging Markets Equity Index Class 2	Fidelity VIP Mid Cap Portfolio	PIMCO VIT Global Core Bond (Hedged) Portfolio
AZL MSCI Global Equity Index Fund	Fidelity VIP Strategic Income Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio
AZL MVP Balanced Index Strategy Fund	Franklin Allocation VIP Fund	PIMCO VIT High Yield Portfolio
AZL MVP DFA Multi-Strategy Fund	Franklin Income VIP Fund	PIMCO VIT Long-Term U.S. Government Portfolio
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	Franklin Mutual Shares VIP Fund	PIMCO VIT Low Duration Portfolio
AZL MVP Fusion Dynamic Balanced Fund	Franklin Rising Dividends VIP Fund	PIMCO VIT Real Return Portfolio
AZL MVP Fusion Dynamic Conservative Fund	Franklin Strategic Income VIP Fund	PIMCO VIT StocksPlus Global Portfolio
AZL MVP Fusion Dynamic Moderate Fund	Franklin U.S. Government Securities VIP Fund	PIMCO VIT Total Return Portfolio

AZL MVP Global Balanced Index Strategy Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
AZL MVP Growth Index Strategy Fund	Invesco Oppenheimer V.I. International Growth Fund	T. Rowe Price Blue Chip Growth Portfolio
AZL MVP Moderate Index Strategy Fund	Invesco V.I. American Value Fund	T. Rowe Price Equity Income Portfolio
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	Invesco V.I. Balanced-Risk Allocation Fund	T. Rowe Price Health Sciences Portfolio
AZL Russell 1000 Growth Index Fund Class 1	Ivy VIP Asset Strategy Portfolio	Templeton Global Bond VIP Fund
AZL Russell 1000 Growth Index Fund Class 2	Ivy VIP Energy Portfolio	Templeton Growth VIP Fund
AZL Russell 1000 Value Index Fund Class 1

Basis for Opinions

These financial statements are the responsibility of the Allianz Life Insurance Company of North America management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, MN
March 29, 2021

We have served as the auditor of one or more of the subaccounts of Allianz Life Variable Account B of Allianz Life Insurance Company of North America since 2019.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund	AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Assets:
Investments at Net Asset Value	$388,701	$15,880	$852,984	$26,081	$290,007
Total Assets	388,701	15,880	852,984	26,081	290,007

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	388,701	15,880	852,984	26,081	290,007

Net Assets:
Contracts in Accumulation Period	388,634	15,880	852,785	26,081	289,875
Contracts in Annuity Payment Period	67	—	199	—	132
Total Net Assets	$388,701	$15,880	$852,984	$26,081	$290,007

Investment Shares	22,237	1,646	58,745	2,214	20,084
Investments at Cost	$333,250	$16,357	$820,108	$24,733	$250,645

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Gateway Fund	AZL Government Money Market Fund	AZL International Index Fund Class 1
Assets:
Investments at Net Asset Value	$20,327	$157,259	$68,305	$585,305	$95,192
Total Assets	20,327	157,259	68,305	585,305	95,192

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	20,327	157,259	68,305	585,305	95,192

Net Assets:
Contracts in Accumulation Period	20,278	157,256	68,305	584,066	94,880
Contracts in Annuity Payment Period	49	3	—	1,239	312
Total Net Assets	$20,327	$157,259	$68,305	$585,305	$95,192

Investment Shares	1,894	14,219	4,675	585,305	8,095
Investments at Cost	$18,992	$147,331	$57,253	$585,304	$82,084
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	AZL International Index Fund Class 2	AZL MetWest Total Return Bond Fund	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund
Assets:
Investments at Net Asset Value	$410,582	$35,007	$47,856	$416,121	$576,533
Total Assets	410,582	35,007	47,856	416,121	576,533

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	410,582	35,007	47,856	416,121	576,533

Net Assets:
Contracts in Accumulation Period	410,074	35,007	47,691	416,042	576,139
Contracts in Annuity Payment Period	508	—	165	79	394
Total Net Assets	$410,582	$35,007	$47,856	$416,121	$576,533

Investment Shares	23,556	3,194	5,697	17,295	40,601
Investments at Cost	$343,282	$33,701	$52,318	$343,827	$547,243

	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund
Assets:
Investments at Net Asset Value	$16,447	$102,936	$4,531	$278,234	$81,082
Total Assets	16,447	102,936	4,531	278,234	81,082

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	16,447	102,936	4,531	278,234	81,082

Net Assets:
Contracts in Accumulation Period	16,412	102,902	4,531	278,234	81,082
Contracts in Annuity Payment Period	35	34	—	—	—
Total Net Assets	$16,447	$102,936	$4,531	$278,234	$81,082

Investment Shares	1,926	12,053	316	19,817	7,002
Investments at Cost	$10,160	$84,281	$3,607	$248,232	$74,860
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Dynamic Balanced Fund	AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Global Balanced Index Strategy Fund
Assets:
Investments at Net Asset Value	$221,761	$751,880	$218,170	$1,688,704	$628,373
Total Assets	221,761	751,880	218,170	1,688,704	628,373

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	221,761	751,880	218,170	1,688,704	628,373

Net Assets:
Contracts in Accumulation Period	221,761	751,474	218,158	1,688,298	628,373
Contracts in Annuity Payment Period	—	406	12	406	—
Total Net Assets	$221,761	$751,880	$218,170	$1,688,704	$628,373

Investment Shares	17,059	68,291	18,287	153,798	51,046
Investments at Cost	$201,413	$765,414	$216,350	$1,680,996	$583,285

	AZL MVP Growth Index Strategy Fund	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2
Assets:
Investments at Net Asset Value	$2,254,083	$467,774	$1,192,293	$65,837	$670,828
Total Assets	2,254,083	467,774	1,192,293	65,837	670,828

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	2,254,083	467,774	1,192,293	65,837	670,828

Net Assets:
Contracts in Accumulation Period	2,253,335	467,774	1,192,293	65,607	670,617
Contracts in Annuity Payment Period	748	—	—	230	211
Total Net Assets	$2,254,083	$467,774	$1,192,293	$65,837	$670,828

Investment Shares	142,935	30,958	84,740	4,485	31,778
Investments at Cost	$1,974,106	$412,791	$992,940	$47,118	$444,673
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1	AZL Small Cap Stock Index Fund Class 2
Assets:
Investments at Net Asset Value	$132,301	$383,626	$911,458	$42,048	$443,512
Total Assets	132,301	383,626	911,458	42,048	443,512

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	132,301	383,626	911,458	42,048	443,512

Net Assets:
Contracts in Accumulation Period	131,768	383,455	910,935	41,917	443,307
Contracts in Annuity Payment Period	533	171	523	131	205
Total Net Assets	$132,301	$383,626	$911,458	$42,048	$443,512

Investment Shares	14,667	30,739	44,753	4,308	32,279
Investments at Cost	$141,756	$375,123	$633,829	$42,097	$391,346

	AZL T. Rowe Price Capital Appreciation Fund	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund	BNY Mellon VIF Appreciation Portfolio	ClearBridge Variable Aggressive Growth Portfolio
Assets:
Investments at Net Asset Value	$610,525	$1,170	$1,127,675	$62	$1,275
Total Assets	610,525	1,170	1,127,675	62	1,275

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	610,525	1,170	1,127,675	62	1,275

Net Assets:
Contracts in Accumulation Period	610,410	1,170	1,127,607	62	1,275
Contracts in Annuity Payment Period	115	—	68	—	—
Total Net Assets	$610,525	$1,170	$1,127,675	$62	$1,275

Investment Shares	28,880	100	69,225	1	43
Investments at Cost	$466,530	$1,067	$978,015	$55	$1,213
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	Columbia Variable Portfolio – Seligman Global Technology Fund	Davis VA Financial Portfolio	Davis VA Real Estate Portfolio	Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Emerging Markets Portfolio
Assets:
Investments at Net Asset Value	$1,446	$39,297	$206	$1,148	$4,563
Total Assets	1,446	39,297	206	1,148	4,563

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	1,446	39,297	206	1,148	4,563

Net Assets:
Contracts in Accumulation Period	1,417	39,296	206	1,148	4,563
Contracts in Annuity Payment Period	29	1	—	—	—
Total Net Assets	$1,446	$39,297	$206	$1,148	$4,563

Investment Shares	46	3,347	15	127	310
Investments at Cost	$887	$40,246	$180	$1,173	$3,548

	Fidelity VIP FundsManager 50% Portfolio	Fidelity VIP FundsManager 60% Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Strategic Income Portfolio	Franklin Allocation VIP Fund
Assets:
Investments at Net Asset Value	$21,338	$83,695	$611	$2,076	$91,318
Total Assets	21,338	83,695	611	2,076	91,318

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	21,338	83,695	611	2,076	91,318

Net Assets:
Contracts in Accumulation Period	21,338	83,613	611	2,076	91,300
Contracts in Annuity Payment Period	—	82	—	—	18
Total Net Assets	$21,338	$83,695	$611	$2,076	$91,318

Investment Shares	1,579	7,400	16	178	16,817
Investments at Cost	$18,432	$79,602	$525	$2,031	$104,770
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Strategic Income VIP Fund	Franklin U.S. Government Securities VIP Fund
Assets:
Investments at Net Asset Value	$938,004	$296,587	$218,720	$701	$180,119
Total Assets	938,004	296,587	218,720	701	180,119

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	938,004	296,587	218,720	701	180,119

Net Assets:
Contracts in Accumulation Period	937,311	296,230	218,067	701	179,616
Contracts in Annuity Payment Period	693	357	653	—	503
Total Net Assets	$938,004	$296,587	$218,720	$701	$180,119

Investment Shares	62,102	17,815	7,392	68	14,843
Investments at Cost	$934,342	$303,775	$155,891	$760	$187,099

	Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund	Invesco V.I. Balanced-Risk Allocation Fund	Ivy VIP Asset Strategy Portfolio
Assets:
Investments at Net Asset Value	$2,167	$1,336	$422	$394	$976
Total Assets	2,167	1,336	422	394	976

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	2,167	1,336	422	394	976

Net Assets:
Contracts in Accumulation Period	2,163	1,336	422	394	976
Contracts in Annuity Payment Period	4	—	—	—	—
Total Net Assets	$2,167	$1,336	$422	$394	$976

Investment Shares	448	439	27	38	93
Investments at Cost	$2,295	$1,134	$419	$435	$1,012
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	Ivy VIP Energy Portfolio	Ivy VIP Growth Portfolio	Ivy VIP Mid Cap Growth Portfolio	Ivy VIP Natural Resources Portfolio	Ivy VIP Science and Technology Portfolio
Assets:
Investments at Net Asset Value	$43	$506	$889	$59	$1,046
Total Assets	43	506	889	59	1,046

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	43	506	889	59	1,046

Net Assets:
Contracts in Accumulation Period	43	506	889	59	1,046
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$43	$506	$889	$59	$1,046

Investment Shares	17	40	51	18	29
Investments at Cost	$106	$432	$595	$78	$775

	JPMorgan Insurance Trust Core Bond Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio
Assets:
Investments at Net Asset Value	$25,385	$283	$536	$2,598	$36,398
Total Assets	25,385	283	536	2,598	36,398

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	25,385	283	536	2,598	36,398

Net Assets:
Contracts in Accumulation Period	25,385	283	536	2,598	36,398
Contracts in Annuity Payment Period	—	—	—	—	—
Total Net Assets	$25,385	$283	$536	$2,598	$36,398

Investment Shares	2,166	27	33	75	2,626
Investments at Cost	$23,796	$320	$465	$1,743	$34,517
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	MFS VIT Utilities Portfolio	PIMCO VIT All Asset Portfolio	PIMCO VIT Balanced Allocation Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio	PIMCO VIT Dynamic Bond Portfolio
Assets:
Investments at Net Asset Value	$107	$288,825	$75,819	$38,457	$145,668
Total Assets	107	288,825	75,819	38,457	145,668

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	107	288,825	75,819	38,457	145,668

Net Assets:
Contracts in Accumulation Period	107	288,740	75,819	38,455	145,657
Contracts in Annuity Payment Period	—	85	—	2	11
Total Net Assets	$107	$288,825	$75,819	$38,457	$145,668

Investment Shares	3	26,091	7,340	6,357	13,755
Investments at Cost	$99	$276,954	$70,251	$60,863	$142,020

	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Core Bond (Hedged) Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	PIMCO VIT High Yield Portfolio
Assets:
Investments at Net Asset Value	$86,204	$47,778	$79,472	$130,814	$481,389
Total Assets	86,204	47,778	79,472	130,814	481,389

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	86,204	47,778	79,472	130,814	481,389

Net Assets:
Contracts in Accumulation Period	86,201	47,735	79,472	130,724	481,276
Contracts in Annuity Payment Period	3	43	—	90	113
Total Net Assets	$86,204	$47,778	$79,472	$130,814	$481,389

Investment Shares	6,414	3,919	7,884	9,948	60,098
Investments at Cost	$84,154	$48,707	$76,235	$119,844	$468,149
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio
Assets:
Investments at Net Asset Value	$5,405	$6,668	$261,562	$231,036	$800,296
Total Assets	5,405	6,668	261,562	231,036	800,296

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	5,405	6,668	261,562	231,036	800,296

Net Assets:
Contracts in Accumulation Period	5,405	6,668	261,513	230,885	800,174
Contracts in Annuity Payment Period	—	—	49	151	122
Total Net Assets	$5,405	$6,668	$261,562	$231,036	$800,296

Investment Shares	366	642	18,790	26,038	69,051
Investments at Cost	$5,224	$6,617	$247,057	$229,795	$765,451

	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio	T. Rowe Price Health Sciences Portfolio	Templeton Global Bond VIP Fund
Assets:
Investments at Net Asset Value	$62	$4,230	$917	$1,004	$463,529
Total Assets	62	4,230	917	1,004	463,529

Liabilities:
Total Liabilities	—	—	—	—	—
Net Assets:	62	4,230	917	1,004	463,529

Net Assets:
Contracts in Accumulation Period	62	4,230	917	1,004	463,364
Contracts in Annuity Payment Period	—	—	—	—	165
Total Net Assets	$62	$4,230	$917	$1,004	$463,529

Investment Shares	5	87	35	17	33,501
Investments at Cost	$63	$2,897	$912	$651	$574,224
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Assets and Liabilities
December 31, 2020
(In thousands)

	Templeton Growth VIP Fund	Total All Funds
Assets:
Investments at Net Asset Value	$207,398	$21,592,232
Total Assets	207,398	21,592,232

Liabilities:
Total Liabilities	—	—
Net Assets:	207,398	21,592,232

Net Assets:
Contracts in Accumulation Period	207,074	21,581,759
Contracts in Annuity Payment Period	324	10,473
Total Net Assets	$207,398	$21,592,232

Investment Shares	18,472	2,125,938
Investments at Cost	$216,542	$19,725,777

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL Balanced Index Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund	AZL DFA Multi-Strategy Fund	AZL Enhanced Bond Index Fund

Investment Income:
Dividends Reinvested in Fund Shares	$7,082	$392	$25,157	$648

Expenses:
Mortality and Expense Risk and Administrative Charges	7,013	286	15,050	398
Investment Income (Loss), Net	69	106	10,107	250
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	12,682	—	44,869	—
Realized Gains (Losses) on Sales of Investments, Net	4,698	(195)	(3,969)	668
Realized Gains (Losses) on Investments, Net	17,380	(195)	40,900	668
Net Change in Unrealized Appreciation
(Depreciation) on Investments	17,613	(107)	12,995	740
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	34,993	(302)	53,895	1,408
Net Increase (Decrease) in Net Assets From Operations	$35,062	$(196)	$64,002	$1,658

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	AZL Gateway Fund

Investment Income:
Dividends Reinvested in Fund Shares	$6,736	$731	$5,056	$697

Expenses:
Mortality and Expense Risk and Administrative Charges	4,841	290	2,873	1,200
Investment Income (Loss), Net	1,895	441	2,183	(503)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	8,083	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	4,006	84	1,966	1,898
Realized Gains (Losses) on Investments, Net	12,089	84	1,966	1,898
Net Change in Unrealized Appreciation
(Depreciation) on Investments	14,815	895	5,913	2,125
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	26,904	979	7,879	4,023
Net Increase (Decrease) in Net Assets From Operations	$28,799	$1,420	$10,062	$3,520
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL Government Money Market Fund	AZL International Index Fund Class 1	AZL International Index Fund Class 2	AZL MetWest Total Return Bond Fund

Investment Income:
Dividends Reinvested in Fund Shares	$850	$4,311	$11,749	$884

Expenses:
Mortality and Expense Risk and Administrative Charges	6,532	1,415	7,716	487
Investment Income (Loss), Net	(5,682)	2,896	4,033	397
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	248	737	556
Realized Gains (Losses) on Sales of Investments, Net	—	312	1,971	839
Realized Gains (Losses) on Investments, Net	—	560	2,708	1,395
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	864	10,012	249
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	—	1,424	12,720	1,644
Net Increase (Decrease) in Net Assets From Operations	$(5,682)	$4,320	$16,753	$2,041

	AZL Mid Cap Index Fund Class 1	AZL Mid Cap Index Fund Class 2	AZL Moderate Index Strategy Fund	AZL Morgan Stanley Global Real Estate Fund Class 1
				(A)
Investment Income:
Dividends Reinvested in Fund Shares	$1,593	$4,339	$10,610	$908

Expenses:
Mortality and Expense Risk and Administrative Charges	587	7,418	10,624	136
Investment Income (Loss), Net	1,006	(3,079)	(14)	772
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	3,277	11,174	19,656	—
Realized Gains (Losses) on Sales of Investments, Net	(1,218)	(1,754)	(4,813)	(6,872)
Realized Gains (Losses) on Investments, Net	2,059	9,420	14,843	(6,872)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,165	37,047	39,449	1,107
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	4,224	46,467	54,292	(5,765)
Net Increase (Decrease) in Net Assets From Operations	$5,230	$43,388	$54,278	$(4,993)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL Morgan Stanley Global Real Estate Fund Class 2	AZL MSCI Emerging Markets Equity Index Class 1	AZL MSCI Emerging Markets Equity Index Class 2	AZL MSCI Global Equity Index Fund
	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$3,465	$528	$3,033	$36

Expenses:
Mortality and Expense Risk and Administrative Charges	841	207	1,913	54
Investment Income (Loss), Net	2,624	321	1,120	(18)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	533	3,337	—
Realized Gains (Losses) on Sales of Investments, Net	(23,004)	704	27	172
Realized Gains (Losses) on Investments, Net	(23,004)	1,237	3,364	172
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(679)	420	7,610	297
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(23,683)	1,657	10,974	469
Net Increase (Decrease) in Net Assets From Operations	$(21,059)	$1,978	$12,094	$451

	AZL MVP Balanced Index Strategy Fund	AZL MVP DFA Multi-Strategy Fund	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	AZL MVP Fusion Dynamic Balanced Fund

Investment Income:
Dividends Reinvested in Fund Shares	$5,275	$2,313	$5,826	$17,685

Expenses:
Mortality and Expense Risk and Administrative Charges	3,902	1,151	3,151	13,513
Investment Income (Loss), Net	1,373	1,162	2,675	4,172
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	7,197	3,321	—	23,467
Realized Gains (Losses) on Sales of Investments, Net	2,651	410	1,370	(9,848)
Realized Gains (Losses) on Investments, Net	9,848	3,731	1,370	13,619
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(688)	(3,460)	7,071	(8,926)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	9,160	271	8,441	4,693
Net Increase (Decrease) in Net Assets From Operations	$10,533	$1,433	$11,116	$8,865
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Global Balanced Index Strategy Fund	AZL MVP Growth Index Strategy Fund

Investment Income:
Dividends Reinvested in Fund Shares	$4,911	$35,164	$55,930	$39,824

Expenses:
Mortality and Expense Risk and Administrative Charges	3,712	28,758	8,927	36,059
Investment Income (Loss), Net	1,199	6,406	47,003	3,765
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	5,403	59,899	17,364	88,365
Realized Gains (Losses) on Sales of Investments, Net	(1,303)	(15,430)	8,204	24,669
Realized Gains (Losses) on Investments, Net	4,100	44,469	25,568	113,034
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,190	(16,371)	(37,738)	(62,172)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	5,290	28,098	(12,170)	50,862
Net Increase (Decrease) in Net Assets From Operations	$6,489	$34,504	$34,833	$54,627

	AZL MVP Moderate Index Strategy Fund	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	AZL Russell 1000 Growth Index Fund Class 1	AZL Russell 1000 Growth Index Fund Class 2

Investment Income:
Dividends Reinvested in Fund Shares	$8,325	$31,219	$649	$3,363

Expenses:
Mortality and Expense Risk and Administrative Charges	6,486	16,313	823	12,131
Investment Income (Loss), Net	1,839	14,906	(174)	(8,768)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	14,655	35,581	4,180	30,878
Realized Gains (Losses) on Sales of Investments, Net	4,860	16,625	1,352	35,361
Realized Gains (Losses) on Investments, Net	19,515	52,206	5,532	66,239
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,339	3,467	13,098	128,022
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	20,854	55,673	18,630	194,261
Net Increase (Decrease) in Net Assets From Operations	$22,693	$70,579	$18,456	$185,493
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1	AZL Russell 1000 Value Index Fund Class 2	AZL S&P 500 Index Fund	AZL Small Cap Stock Index Fund Class 1

Investment Income:
Dividends Reinvested in Fund Shares	$3,738	$7,142	$13,428	$672

Expenses:
Mortality and Expense Risk and Administrative Charges	1,908	7,108	15,638	661
Investment Income (Loss), Net	1,830	34	(2,210)	11
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	7,941	17,187	30,167	2,458
Realized Gains (Losses) on Sales of Investments, Net	(3,153)	(9,684)	49,372	(1,072)
Realized Gains (Losses) on Investments, Net	4,788	7,503	79,539	1,386
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(8,039)	(13,518)	37,081	1,365
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(3,251)	(6,015)	116,620	2,751
Net Increase (Decrease) in Net Assets From Operations	$(1,421)	$(5,981)	$114,410	$2,762

	AZL Small Cap Stock Index Fund Class 2	AZL T. Rowe Price Capital Appreciation Fund	BlackRock Equity Dividend V.I. Fund	BlackRock Global Allocation V.I. Fund

Investment Income:
Dividends Reinvested in Fund Shares	$4,204	$7,589	$26	$12,912

Expenses:
Mortality and Expense Risk and Administrative Charges	7,861	11,630	4	19,223
Investment Income (Loss), Net	(3,657)	(4,041)	22	(6,311)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	19,426	40,180	40	63,668
Realized Gains (Losses) on Sales of Investments, Net	(12,841)	25,281	9	12,033
Realized Gains (Losses) on Investments, Net	6,585	65,461	49	75,701
Net Change in Unrealized Appreciation
(Depreciation) on Investments	28,801	14,813	14	110,754
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	35,386	80,274	63	186,455
Net Increase (Decrease) in Net Assets From Operations	$31,729	$76,233	$85	$180,144
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	BNY Mellon VIF Appreciation Portfolio	ClearBridge Variable Aggressive Growth Portfolio	Columbia Variable Portfolio – Seligman Global Technology Fund	Davis VA Financial Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$—	$7	$—	$529

Expenses:
Mortality and Expense Risk and Administrative Charges	—	3	20	771
Investment Income (Loss), Net	—	4	(20)	(242)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	4	112	87	2,301
Realized Gains (Losses) on Sales of Investments, Net	—	3	38	(1,726)
Realized Gains (Losses) on Investments, Net	4	115	125	575
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7	77	345	(4,229)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	11	192	470	(3,654)
Net Increase (Decrease) in Net Assets From Operations	$11	$196	$450	$(3,896)

	Davis VA Real Estate Portfolio	Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP FundsManager 50% Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$4	$44	$27	$205

Expenses:
Mortality and Expense Risk and Administrative Charges	3	4	11	365
Investment Income (Loss), Net	1	40	16	(160)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	1	—	560	464
Realized Gains (Losses) on Sales of Investments, Net	7	(78)	35	176
Realized Gains (Losses) on Investments, Net	8	(78)	595	640
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(32)	(6)	258	1,822
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(24)	(84)	853	2,462
Net Increase (Decrease) in Net Assets From Operations	$(23)	$(44)	$869	$2,302
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	Fidelity VIP FundsManager 60% Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Strategic Income Portfolio	Franklin Allocation VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$721	$2	$61	$1,273

Expenses:
Mortality and Expense Risk and Administrative Charges	1,484	1	5	2,004
Investment Income (Loss), Net	(763)	1	56	(731)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	2,024	—	19	22,674
Realized Gains (Losses) on Sales of Investments, Net	(1,032)	(3)	(10)	(2,972)
Realized Gains (Losses) on Investments, Net	992	(3)	9	19,702
Net Change in Unrealized Appreciation
(Depreciation) on Investments	9,242	99	38	(11,856)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	10,234	96	47	7,846
Net Increase (Decrease) in Net Assets From Operations	$9,471	$97	$103	$7,115

	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund	Franklin Strategic Income VIP Fund

Investment Income:
Dividends Reinvested in Fund Shares	$54,128	$7,916	$2,686	$35

Expenses:
Mortality and Expense Risk and Administrative Charges	15,549	5,483	3,508	2
Investment Income (Loss), Net	38,579	2,433	(822)	33
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	763	10,805	10,365	—
Realized Gains (Losses) on Sales of Investments, Net	(10,847)	(13,218)	4,586	(5)
Realized Gains (Losses) on Investments, Net	(10,084)	(2,413)	14,951	(5)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(47,157)	(27,657)	11,482	(6)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(57,241)	(30,070)	26,433	(11)
Net Increase (Decrease) in Net Assets From Operations	$(18,662)	$(27,637)	$25,611	$22
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	Franklin U.S. Government Securities VIP Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Oppenheimer V.I. International Growth Fund	Invesco V.I. American Value Fund

Investment Income:
Dividends Reinvested in Fund Shares	$6,543	$120	$5	$2

Expenses:
Mortality and Expense Risk and Administrative Charges	3,336	38	3	1
Investment Income (Loss), Net	3,207	82	2	1
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	11	4
Realized Gains (Losses) on Sales of Investments, Net	(1,224)	(82)	3	(172)
Realized Gains (Losses) on Investments, Net	(1,224)	(82)	14	(168)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,056	15	142	29
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	832	(67)	156	(139)
Net Increase (Decrease) in Net Assets From Operations	$4,039	$15	$158	$(138)

	Invesco V.I. Balanced-Risk Allocation Fund	Ivy VIP Asset Strategy Portfolio	Ivy VIP Energy Portfolio	Ivy VIP Growth Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$28	$18	$1	$—

Expenses:
Mortality and Expense Risk and Administrative Charges	1	3	—	1
Investment Income (Loss), Net	27	15	1	(1)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	19	15	—	60
Realized Gains (Losses) on Sales of Investments, Net	(4)	(5)	(62)	3
Realized Gains (Losses) on Investments, Net	15	10	(62)	63
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(8)	89	8	61
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	7	99	(54)	124
Net Increase (Decrease) in Net Assets From Operations	$34	$114	$(53)	$123
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	Ivy VIP Mid Cap Growth Portfolio	Ivy VIP Natural Resources Portfolio	Ivy VIP Science and Technology Portfolio	JPMorgan Insurance Trust Core Bond Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	—	1	$—	$445

Expenses:
Mortality and Expense Risk and Administrative Charges	2	—	3	359
Investment Income (Loss), Net	(2)	1	(3)	86
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	41	—	123	—
Realized Gains (Losses) on Sales of Investments, Net	44	(2)	111	282
Realized Gains (Losses) on Investments, Net	85	(2)	234	282
Net Change in Unrealized Appreciation
(Depreciation) on Investments	197	(4)	49	1,029
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	282	(6)	283	1,311
Net Increase (Decrease) in Net Assets From Operations	$280	$(5)	$280	$1,397

	Lazard Retirement International Equity Portfolio	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	MFS International Intrinsic Value Portfolio	MFS VIT Total Return Bond Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$5	$1	$18	$1,145

Expenses:
Mortality and Expense Risk and Administrative Charges	1	7	7	511
Investment Income (Loss), Net	4	(6)	11	634
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	8	30	47	—
Realized Gains (Losses) on Sales of Investments, Net	(1)	(334)	71	356
Realized Gains (Losses) on Investments, Net	7	(304)	118	356
Net Change in Unrealized Appreciation
(Depreciation) on Investments	10	21	307	1,197
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	17	(283)	425	1,553
Net Increase (Decrease) in Net Assets From Operations	$21	$(289)	$436	$2,187
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	MFS VIT Utilities Portfolio	PIMCO VIT All Asset Portfolio	PIMCO VIT Balanced Allocation Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$6	$13,793	$720	$2,282

Expenses:
Mortality and Expense Risk and Administrative Charges	1	4,847	1,078	764
Investment Income (Loss), Net	5	8,946	(358)	1,518
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	7	—	5,412	—
Realized Gains (Losses) on Sales of Investments, Net	(8)	(2,757)	(13)	(7,826)
Realized Gains (Losses) on Investments, Net	(1)	(2,757)	5,399	(7,826)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(21)	9,125	1,455	5,972
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(22)	6,368	6,854	(1,854)
Net Increase (Decrease) in Net Assets From Operations	$(17)	$15,314	$6,496	$(336)

	PIMCO VIT Dynamic Bond Portfolio	PIMCO VIT Emerging Markets Bond Portfolio	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT Global Core Bond (Hedged) Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$4,306	$3,962	$1,168	$4,923

Expenses:
Mortality and Expense Risk and Administrative Charges	2,358	1,577	912	1,267
Investment Income (Loss), Net	1,948	2,385	256	3,656
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	—	—
Realized Gains (Losses) on Sales of Investments, Net	(434)	(599)	(1,392)	547
Realized Gains (Losses) on Investments, Net	(434)	(599)	(1,392)	547
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,606	2,105	4,555	630
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	2,172	1,506	3,163	1,177
Net Increase (Decrease) in Net Assets From Operations	$4,120	$3,891	$3,419	$4,833
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	PIMCO VIT Global Managed Asset Allocation Portfolio	PIMCO VIT High Yield Portfolio	PIMCO VIT Long-Term U.S. Government Portfolio	PIMCO VIT Low Duration Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$9,984	$23,981	$118	$131

Expenses:
Mortality and Expense Risk and Administrative Charges	2,085	7,990	106	31
Investment Income (Loss), Net	7,899	15,991	12	100
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	2,457	—	61	—
Realized Gains (Losses) on Sales of Investments, Net	(81)	(2,487)	1,181	154
Realized Gains (Losses) on Investments, Net	2,376	(2,487)	1,242	154
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7,089	3,021	94	6
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	9,465	534	1,336	160
Net Increase (Decrease) in Net Assets From Operations	$17,364	$16,525	$1,348	$260

	PIMCO VIT Real Return Portfolio	PIMCO VIT StocksPLUS Global Portfolio	PIMCO VIT Total Return Portfolio	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Investment Income:
Dividends Reinvested in Fund Shares	$3,759	$2,377	$17,237	$1

Expenses:
Mortality and Expense Risk and Administrative Charges	4,600	4,312	14,009	—
Investment Income (Loss), Net	(841)	(1,935)	3,228	1
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	20,548	8,936	—
Realized Gains (Losses) on Sales of Investments, Net	(28)	(9,003)	5,061	(1)
Realized Gains (Losses) on Investments, Net	(28)	11,545	13,997	(1)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	25,435	10,772	35,502	(13)
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	25,407	22,317	49,499	(14)
Net Increase (Decrease) in Net Assets From Operations	$24,566	$20,382	$52,727	$(13)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Operations
For the year or period ended December 31, 2020
(In thousands)

	RCM Dynamic Multi-Asset Plus VIT Portfolio	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Income Portfolio	T. Rowe Price Health Sciences Portfolio
	(A)
Investment Income:
Dividends Reinvested in Fund Shares	$16	$—	$21	$—

Expenses:
Mortality and Expense Risk and Administrative Charges	89	11	3	3
Investment Income (Loss), Net	(73)	(11)	18	(3)
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	127	138	20	56
Realized Gains (Losses) on Sales of Investments, Net	(1,635)	768	(106)	134
Realized Gains (Losses) on Investments, Net	(1,508)	906	(86)	190
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(645)	(169)	25	58
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(2,153)	737	(61)	248
Net Increase (Decrease) in Net Assets From Operations	$(2,226)	$726	$(43)	$245

	Templeton Global Bond VIP Fund	Templeton Growth VIP Fund	Total All Funds

Investment Income:
Dividends Reinvested in Fund Shares	$40,821	5,862	560,438

Expenses:
Mortality and Expense Risk and Administrative Charges	7,871	3,632	359,872
Investment Income (Loss), Net	32,950	2,230	200,566
Realized Gains (Losses) and Unrealized
Appreciation (Depreciation) on Investments:
Realized Capital Gain Distributions on Funds	—	—	664,828
Realized Gains (Losses) on Sales of Investments, Net	(19,516)	(13,434)	26,849
Realized Gains (Losses) on Investments, Net	(19,516)	(13,434)	691,677
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(49,628)	15,280	360,512
Total Realized Gains (Losses) & Changes in
Appreciation (Depreciation) on Investments	(69,144)	1,846	1,052,189
Net Increase (Decrease) in Net Assets From Operations	$(36,194)	$4,076	$1,252,755

(A)	Fund terminated in 2020 . See Footnote 1 for further details.

See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Balanced Index Strategy Fund		AZL DFA Five-Year Global Fixed Income Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$69	$1,190	$106	$583
Realized Gains (Losses) on Investments, Net	17,380	18,920	(195)	109
Net Change in Unrealized Appreciation
(Depreciation) on Investments	17,613	31,478	(107)	(472)
Net Increase (Decrease) in Net Assets From Operations	35,062	51,588	(196)	220
Contract Transactions-All Products
Purchase Payments	226	351	129	175
Transfers Between Funds or (to) from General Account	14,285	4,498	2,711	2,941
Surrenders and Terminations	(29,346)	(43,503)	(1,368)	(1,775)
Rescissions	(1)	—	—	—
Bonus (Recapture)	2	5	1	1
Contract Maintenance Charge	(66)	(71)	(2)	(2)
Rider charge	(2,297)	(2,406)	(75)	(72)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(17,197)	(41,126)	1,396	1,268
Increase (Decrease) in Net Assets	17,865	10,462	1,200	1,488
Net Assets at Beginning of Period	370,836	360,374	14,680	13,192
Net Assets at End of Period	$388,701	$370,836	$15,880	$14,680
Changes in Units
Issued	878	326	290	313
Redeemed	(1,929)	(2,946)	(147)	(186)
Net Increase (Decrease)	(1,051)	(2,620)	143	127

	AZL DFA Multi-Strategy Fund		AZL Enhanced Bond Index Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$10,107	$(7,286)	$250	$294
Realized Gains (Losses) on Investments, Net	40,900	35,000	668	133
Net Change in Unrealized Appreciation
(Depreciation) on Investments	12,995	94,005	740	1,231
Net Increase (Decrease) in Net Assets From Operations	64,002	121,719	1,658	1,658
Contract Transactions-All Products
Purchase Payments	978	1,644	123	853
Transfers Between Funds or (to) from General Account	(23,319)	(12,302)	3,737	3,347
Surrenders and Terminations	(71,757)	(93,249)	(5,858)	(2,774)
Rescissions	(22)	(44)	—	—
Bonus (Recapture)	13	18	—	8
Contract Maintenance Charge	(142)	(155)	(4)	(4)
Rider charge	(9,728)	(10,371)	(347)	(329)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(103,977)	(114,459)	(2,349)	1,101
Increase (Decrease) in Net Assets	(39,975)	7,260	(691)	2,759
Net Assets at Beginning of Period	892,959	885,699	26,772	24,013
Net Assets at End of Period	$852,984	$892,959	$26,081	$26,772
Changes in Units
Issued	55	93	322	360
Redeemed	(5,838)	(6,555)	(505)	(266)
Net Increase (Decrease)	(5,783)	(6,462)	(183)	94
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Fidelity Institutional Asset Management Multi-Strategy Fund		AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,895	$1,685	$441	$393
Realized Gains (Losses) on Investments, Net	12,089	15,401	84	46
Net Change in Unrealized Appreciation
(Depreciation) on Investments	14,815	23,236	895	1,305
Net Increase (Decrease) in Net Assets From Operations	28,799	40,322	1,420	1,744
Contract Transactions-All Products
Purchase Payments	611	725	8	76
Transfers Between Funds or (to) from General Account	5,702	(4,754)	365	1,777
Surrenders and Terminations	(22,591)	(30,493)	(2,002)	(2,325)
Rescissions	(3)	(1)	—	—
Bonus (Recapture)	4	4	—	—
Contract Maintenance Charge	(62)	(66)	(7)	(7)
Rider charge	(3,792)	(3,941)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(20,131)	(38,526)	(1,636)	(479)
Increase (Decrease) in Net Assets	8,668	1,796	(216)	1,265
Net Assets at Beginning of Period	281,339	279,543	20,543	19,278
Net Assets at End of Period	$290,007	$281,339	$20,327	$20,543
Changes in Units
Issued	321	46	37	190
Redeemed	(1,577)	(2,512)	(209)	(242)
Net Increase (Decrease)	(1,256)	(2,466)	(172)	(52)

	AZL Fidelity Institutional Asset Management Total Bond Fund Class 2		AZL Gateway Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,183	$1,865	$(503)	$(600)
Realized Gains (Losses) on Investments, Net	1,966	609	1,898	1,174
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,913	10,875	2,125	5,244
Net Increase (Decrease) in Net Assets From Operations	10,062	13,349	3,520	5,818
Contract Transactions-All Products
Purchase Payments	177	415	130	83
Transfers Between Funds or (to) from General Account	10,413	11,118	4,583	3,936
Surrenders and Terminations	(24,022)	(28,579)	(8,469)	(6,994)
Rescissions	—	(1)	(1)	—
Bonus (Recapture)	3	12	6	—
Contract Maintenance Charge	(38)	(40)	(12)	(13)
Rider charge	(1,109)	(1,208)	(650)	(658)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(14,576)	(18,283)	(4,413)	(3,646)
Increase (Decrease) in Net Assets	(4,514)	(4,934)	(893)	2,172
Net Assets at Beginning of Period	161,773	166,707	69,198	67,026
Net Assets at End of Period	$157,259	$161,773	$68,305	$69,198
Changes in Units
Issued	924	1,101	376	325
Redeemed	(2,263)	(2,837)	(734)	(627)
Net Increase (Decrease)	(1,339)	(1,736)	(358)	(302)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Government Money Market Fund		AZL International Index Fund Class 1
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(5,682)	$(663)	$2,896	$1,979
Realized Gains (Losses) on Investments, Net	—	7	560	1,894
Net Change in Unrealized Appreciation
(Depreciation) on Investments	—	(7)	864	13,729
Net Increase (Decrease) in Net Assets From Operations	(5,682)	(663)	4,320	17,602
Contract Transactions-All Products
Purchase Payments	1,298,367	894,391	27	17
Transfers Between Funds or (to) from General Account	(913,556)	(649,555)	(2,522)	(1,016)
Surrenders and Terminations	(244,015)	(195,080)	(7,379)	(9,390)
Rescissions	(13,145)	(10,126)	—	—
Bonus (Recapture)	92	244	—	—
Contract Maintenance Charge	(137)	(139)	(33)	(36)
Rider charge	(3,265)	(2,740)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	124,341	36,995	(9,907)	(10,425)
Increase (Decrease) in Net Assets	118,659	36,332	(5,587)	7,177
Net Assets at Beginning of Period	466,646	430,314	100,779	93,602
Net Assets at End of Period	$585,305	$466,646	$95,192	$100,779
Changes in Units
Issued	103,153	71,378	2	2
Redeemed	(93,058)	(70,047)	(870)	(901)
Net Increase (Decrease)	10,095	1,331	(868)	(899)

	AZL International Index Fund Class 2		AZL MetWest Total Return Bond Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$4,033	$1,024	$397	$289
Realized Gains (Losses) on Investments, Net	2,708	10,062	1,395	185
Net Change in Unrealized Appreciation
(Depreciation) on Investments	10,012	65,750	249	1,375
Net Increase (Decrease) in Net Assets From Operations	16,753	76,836	2,041	1,849
Contract Transactions-All Products
Purchase Payments	441	802	50	222
Transfers Between Funds or (to) from General Account	(4,903)	(3,006)	12,278	3,444
Surrenders and Terminations	(43,870)	(57,502)	(7,346)	(3,509)
Rescissions	(5)	(7)	—	—
Bonus (Recapture)	1	4	1	2
Contract Maintenance Charge	(81)	(89)	(4)	(3)
Rider charge	(523)	(711)	(378)	(328)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(48,940)	(60,509)	4,601	(172)
Increase (Decrease) in Net Assets	(32,187)	16,327	6,642	1,677
Net Assets at Beginning of Period	442,769	426,442	28,365	26,688
Net Assets at End of Period	$410,582	$442,769	$35,007	$28,365
Changes in Units
Issued	156	130	1,111	345
Redeemed	(4,333)	(5,233)	(697)	(360)
Net Increase (Decrease)	(4,177)	(5,103)	414	(15)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Mid Cap Index Fund Class 1		AZL Mid Cap Index Fund Class 2
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,006	$724	$(3,079)	$(4,192)
Realized Gains (Losses) on Investments, Net	2,059	6,446	9,420	35,918
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,165	2,342	37,047	59,946
Net Increase (Decrease) in Net Assets From Operations	5,230	9,512	43,388	91,672
Contract Transactions-All Products
Purchase Payments	142	76	502	1,871
Transfers Between Funds or (to) from General Account	(589)	(1,139)	(24,291)	(2,201)
Surrenders and Terminations	(3,287)	(3,676)	(48,967)	(59,317)
Rescissions	—	—	(5)	—
Bonus (Recapture)	—	—	3	71
Contract Maintenance Charge	(14)	(16)	(77)	(88)
Rider charge	—	—	(842)	(1,139)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(3,748)	(4,755)	(73,677)	(60,803)
Increase (Decrease) in Net Assets	1,482	4,757	(30,289)	30,869
Net Assets at Beginning of Period	46,374	41,617	446,410	415,541
Net Assets at End of Period	$47,856	$46,374	$416,121	$446,410
Changes in Units
Issued	58	40	37	107
Redeemed	(428)	(456)	(3,412)	(2,987)
Net Increase (Decrease)	(370)	(416)	(3,375)	(2,880)

	AZL Moderate Index Strategy Fund		AZL Morgan Stanley Global Real Estate Fund Class 1
	2020	2019	2020 (A)	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(14)	$2,202	$772	$334
Realized Gains (Losses) on Investments, Net	14,843	20,472	(6,872)	(219)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	39,449	67,697	1,107	2,914
Net Increase (Decrease) in Net Assets From Operations	54,278	90,371	(4,993)	3,029
Contract Transactions-All Products
Purchase Payments	821	969	—	—
Transfers Between Funds or (to) from General Account	(5,064)	(1,452)	(13,332)	(487)
Surrenders and Terminations	(46,501)	(64,028)	(936)	(1,771)
Rescissions	(2)	(35)	—	—
Bonus (Recapture)	5	12	—	—
Contract Maintenance Charge	(104)	(110)	(4)	(8)
Rider charge	(4,903)	(5,076)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(55,748)	(69,720)	(14,272)	(2,266)
Increase (Decrease) in Net Assets	(1,470)	20,651	(19,265)	763
Net Assets at Beginning of Period	578,003	557,352	19,265	18,502
Net Assets at End of Period	$576,533	$578,003	$—	$19,265
Changes in Units
Issued	50	61	—	—
Redeemed	(2,788)	(3,583)	(1,662)	(202)
Net Increase (Decrease)	(2,738)	(3,522)	(1,662)	(202)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Morgan Stanley Global Real Estate Fund Class 2		AZL MSCI Emerging Markets Equity Index Class 1
	2020 (A)	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,624	$424	$321	$82
Realized Gains (Losses) on Investments, Net	(23,004)	(327)	1,237	1,029
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(679)	12,139	420	1,304
Net Increase (Decrease) in Net Assets From Operations	(21,059)	12,236	1,978	2,415
Contract Transactions-All Products
Purchase Payments	19	38	28	21
Transfers Between Funds or (to) from General Account	(56,618)	2,019	(849)	(433)
Surrenders and Terminations	(5,150)	(11,638)	(1,484)	(1,216)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(11)	(20)	(7)	(8)
Rider charge	(11)	(24)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(61,771)	(9,625)	(2,312)	(1,636)
Increase (Decrease) in Net Assets	(82,830)	2,611	(334)	779
Net Assets at Beginning of Period	82,830	80,219	16,781	16,002
Net Assets at End of Period	$—	$82,830	$16,447	$16,781
Changes in Units
Issued	2	147	25	19
Redeemed	(6,505)	(944)	(267)	(192)
Net Increase (Decrease)	(6,503)	(797)	(242)	(173)

	AZL MSCI Emerging Markets Equity Index Class 2		AZL MSCI Global Equity Index Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,120	$(470)	$(18)	$13
Realized Gains (Losses) on Investments, Net	3,364	3,378	172	183
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7,610	11,330	297	1,168
Net Increase (Decrease) in Net Assets From Operations	12,094	14,238	451	1,364
Contract Transactions-All Products
Purchase Payments	37	48	—	27
Transfers Between Funds or (to) from General Account	(4,250)	1,289	(517)	(999)
Surrenders and Terminations	(9,953)	(12,818)	(835)	(1,243)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	1
Contract Maintenance Charge	(22)	(23)	(1)	(1)
Rider charge	(53)	(66)	(19)	(34)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(14,241)	(11,570)	(1,372)	(2,249)
Increase (Decrease) in Net Assets	(2,147)	2,668	(921)	(885)
Net Assets at Beginning of Period	105,083	102,415	5,452	6,337
Net Assets at End of Period	$102,936	$105,083	$4,531	$5,452
Changes in Units
Issued	3	116	—	2
Redeemed	(1,301)	(1,195)	(80)	(143)
Net Increase (Decrease)	(1,298)	(1,079)	(80)	(141)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL MVP Balanced Index Strategy Fund		AZL MVP DFA Multi-Strategy Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,373	$1,732	$1,162	$(446)
Realized Gains (Losses) on Investments, Net	9,848	8,700	3,731	2,159
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(688)	28,932	(3,460)	9,348
Net Increase (Decrease) in Net Assets From Operations	10,533	39,364	1,433	11,061
Contract Transactions-All Products
Purchase Payments	4,456	6,969	626	2,864
Transfers Between Funds or (to) from General Account	3,605	2,892	(2,177)	(44)
Surrenders and Terminations	(25,725)	(20,690)	(3,741)	(5,440)
Rescissions	(56)	(143)	(2)	(3)
Bonus (Recapture)	11	61	10	22
Contract Maintenance Charge	(56)	(56)	(12)	(12)
Rider charge	(3,657)	(3,650)	(1,243)	(1,260)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(21,422)	(14,617)	(6,539)	(3,873)
Increase (Decrease) in Net Assets	(10,889)	24,747	(5,106)	7,188
Net Assets at Beginning of Period	289,123	264,376	86,188	79,000
Net Assets at End of Period	$278,234	$289,123	$81,082	$86,188
Changes in Units
Issued	472	711	59	262
Redeemed	(1,974)	(1,720)	(644)	(598)
Net Increase (Decrease)	(1,502)	(1,009)	(585)	(336)

	AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund		AZL MVP Fusion Dynamic Balanced Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,675	$5,682	$4,172	$5,926
Realized Gains (Losses) on Investments, Net	1,370	963	13,619	36,598
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7,071	24,071	(8,926)	67,600
Net Increase (Decrease) in Net Assets From Operations	11,116	30,716	8,865	110,124
Contract Transactions-All Products
Purchase Payments	862	2,233	889	3,071
Transfers Between Funds or (to) from General Account	(2,006)	(1,194)	(17,836)	8,281
Surrenders and Terminations	(16,685)	(13,699)	(73,894)	(108,235)
Rescissions	—	—	(12)	—
Bonus (Recapture)	8	35	5	27
Contract Maintenance Charge	(45)	(47)	(184)	(196)
Rider charge	(3,102)	(3,127)	(7,529)	(7,976)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(20,968)	(15,799)	(98,561)	(105,028)
Increase (Decrease) in Net Assets	(9,852)	14,917	(89,696)	5,096
Net Assets at Beginning of Period	231,613	216,696	841,576	836,480
Net Assets at End of Period	$221,761	$231,613	$751,880	$841,576
Changes in Units
Issued	64	176	57	741
Redeemed	(1,637)	(1,387)	(6,458)	(7,440)
Net Increase (Decrease)	(1,573)	(1,211)	(6,401)	(6,699)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL MVP Fusion Dynamic Conservative Fund		AZL MVP Fusion Dynamic Moderate Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,199	$1,589	$6,406	$13,298
Realized Gains (Losses) on Investments, Net	4,100	7,157	44,469	93,348
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,190	15,835	(16,371)	148,448
Net Increase (Decrease) in Net Assets From Operations	6,489	24,581	34,504	255,094
Contract Transactions-All Products
Purchase Payments	577	5,821	5,010	8,668
Transfers Between Funds or (to) from General Account	7,056	8,939	(14,295)	(6,518)
Surrenders and Terminations	(21,420)	(23,490)	(131,102)	(162,771)
Rescissions	(16)	—	(143)	(13)
Bonus (Recapture)	12	60	74	81
Contract Maintenance Charge	(47)	(47)	(389)	(409)
Rider charge	(2,656)	(2,589)	(20,206)	(20,910)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(16,494)	(11,306)	(161,051)	(181,872)
Increase (Decrease) in Net Assets	(10,005)	13,275	(126,547)	73,222
Net Assets at Beginning of Period	228,175	214,900	1,815,251	1,742,029
Net Assets at End of Period	$218,170	$228,175	$1,688,704	$1,815,251
Changes in Units
Issued	559	1,019	324	551
Redeemed	(1,657)	(1,819)	(10,817)	(12,407)
Net Increase (Decrease)	(1,098)	(800)	(10,493)	(11,856)

	AZL MVP Global Balanced Index Strategy Fund		AZL MVP Growth Index Strategy Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$47,003	$1,813	$3,765	$11,071
Realized Gains (Losses) on Investments, Net	25,568	22,398	113,034	98,858
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(37,738)	65,955	(62,172)	278,770
Net Increase (Decrease) in Net Assets From Operations	34,833	90,166	54,627	388,699
Contract Transactions-All Products
Purchase Payments	2,104	6,391	10,476	25,545
Transfers Between Funds or (to) from General Account	(21,643)	(20,621)	(3,343)	12,299
Surrenders and Terminations	(47,879)	(41,106)	(175,008)	(171,720)
Rescissions	(10)	(60)	(94)	(236)
Bonus (Recapture)	15	40	69	125
Contract Maintenance Charge	(123)	(134)	(381)	(397)
Rider charge	(9,432)	(9,814)	(23,161)	(23,506)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(76,968)	(65,304)	(191,442)	(157,890)
Increase (Decrease) in Net Assets	(42,135)	24,862	(136,815)	230,809
Net Assets at Beginning of Period	670,508	645,646	2,390,898	2,160,089
Net Assets at End of Period	$628,373	$670,508	$2,254,083	$2,390,898
Changes in Units
Issued	156	494	623	2,413
Redeemed	(5,909)	(5,514)	(12,319)	(12,273)
Net Increase (Decrease)	(5,753)	(5,020)	(11,696)	(9,860)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL MVP Moderate Index Strategy Fund		AZL MVP T. Rowe Price Capital Appreciation Plus Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,839	$3,143	$14,906	$3,859
Realized Gains (Losses) on Investments, Net	19,515	18,443	52,206	45,523
Net Change in Unrealized Appreciation
(Depreciation) on Investments	1,339	49,876	3,467	139,145
Net Increase (Decrease) in Net Assets From Operations	22,693	71,462	70,579	188,527
Contract Transactions-All Products
Purchase Payments	5,179	6,893	7,533	21,329
Transfers Between Funds or (to) from General Account	5,710	(6,412)	46,303	67,564
Surrenders and Terminations	(31,718)	(25,814)	(67,127)	(64,493)
Rescissions	(1)	—	(43)	(218)
Bonus (Recapture)	20	66	51	147
Contract Maintenance Charge	(79)	(80)	(157)	(151)
Rider charge	(6,441)	(6,326)	(17,249)	(16,100)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(27,330)	(31,673)	(30,689)	8,078
Increase (Decrease) in Net Assets	(4,637)	39,789	39,890	196,605
Net Assets at Beginning of Period	472,411	432,622	1,152,403	955,798
Net Assets at End of Period	$467,774	$472,411	$1,192,293	$1,152,403
Changes in Units
Issued	777	448	3,438	6,172
Redeemed	(2,343)	(2,428)	(5,517)	(5,588)
Net Increase (Decrease)	(1,566)	(1,980)	(2,079)	584

	AZL Russell 1000 Growth Index Fund Class 1		AZL Russell 1000 Growth Index Fund Class 2
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(174)	$(33)	$(8,768)	$(7,436)
Realized Gains (Losses) on Investments, Net	5,532	8,344	66,239	86,699
Net Change in Unrealized Appreciation
(Depreciation) on Investments	13,098	6,130	128,022	87,554
Net Increase (Decrease) in Net Assets From Operations	18,456	14,441	185,493	166,817
Contract Transactions-All Products
Purchase Payments	183	79	682	2,674
Transfers Between Funds or (to) from General Account	(1,141)	(861)	(63,531)	(16,878)
Surrenders and Terminations	(5,181)	(5,413)	(68,671)	(74,190)
Rescissions	—	—	(5)	—
Bonus (Recapture)	—	—	14	126
Contract Maintenance Charge	(17)	(16)	(114)	(115)
Rider charge	—	—	(820)	(1,017)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(6,156)	(6,211)	(132,445)	(89,400)
Increase (Decrease) in Net Assets	12,300	8,230	53,048	77,417
Net Assets at Beginning of Period	53,537	45,307	617,780	540,363
Net Assets at End of Period	$65,837	$53,537	$670,828	$617,780
Changes in Units
Issued	111	59	40	121
Redeemed	(502)	(535)	(4,306)	(3,551)
Net Increase (Decrease)	(391)	(476)	(4,266)	(3,430)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Russell 1000 Value Index Fund Class 1		AZL Russell 1000 Value Index Fund Class 2
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,830	$2,024	$34	$(162)
Realized Gains (Losses) on Investments, Net	4,788	8,606	7,503	21,739
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(8,039)	20,632	(13,518)	67,825
Net Increase (Decrease) in Net Assets From Operations	(1,421)	31,262	(5,981)	89,402
Contract Transactions-All Products
Purchase Payments	200	193	514	1,466
Transfers Between Funds or (to) from General Account	(4,104)	(1,812)	(8,831)	471
Surrenders and Terminations	(12,540)	(14,709)	(40,638)	(49,842)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	3	17
Contract Maintenance Charge	(41)	(46)	(79)	(90)
Rider charge	—	—	(442)	(569)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(16,485)	(16,374)	(49,473)	(48,547)
Increase (Decrease) in Net Assets	(17,906)	14,888	(55,454)	40,855
Net Assets at Beginning of Period	150,207	135,319	439,080	398,225
Net Assets at End of Period	$132,301	$150,207	$383,626	$439,080
Changes in Units
Issued	196	119	96	163
Redeemed	(1,805)	(1,625)	(2,766)	(2,796)
Net Increase (Decrease)	(1,609)	(1,506)	(2,670)	(2,633)

	AZL S&P 500 Index Fund		AZL Small Cap Stock Index Fund Class 1
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(2,210)	$(3,509)	$11	$(134)
Realized Gains (Losses) on Investments, Net	79,539	68,717	1,386	5,268
Net Change in Unrealized Appreciation
(Depreciation) on Investments	37,081	143,007	1,365	2,665
Net Increase (Decrease) in Net Assets From Operations	114,410	208,215	2,762	7,799
Contract Transactions-All Products
Purchase Payments	1,067	3,507	13	8
Transfers Between Funds or (to) from General Account	24,311	(10,281)	(966)	(382)
Surrenders and Terminations	(91,834)	(106,832)	(3,023)	(4,673)
Rescissions	(6)	(12)	—	—
Bonus (Recapture)	13	124	—	—
Contract Maintenance Charge	(151)	(156)	(9)	(11)
Rider charge	(1,061)	(1,383)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(67,661)	(115,033)	(3,985)	(5,058)
Increase (Decrease) in Net Assets	46,749	93,182	(1,223)	2,741
Net Assets at Beginning of Period	864,709	771,527	43,271	40,530
Net Assets at End of Period	$911,458	$864,709	$42,048	$43,271
Changes in Units
Issued	1,003	193	12	8
Redeemed	(4,487)	(6,345)	(373)	(414)
Net Increase (Decrease)	(3,484)	(6,152)	(361)	(406)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	AZL Small Cap Stock Index Fund Class 2		AZL T. Rowe Price Capital Appreciation Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(3,657)	$(5,279)	$(4,041)	$(25)
Realized Gains (Losses) on Investments, Net	6,585	47,647	65,461	49,410
Net Change in Unrealized Appreciation
(Depreciation) on Investments	28,801	38,474	14,813	58,726
Net Increase (Decrease) in Net Assets From Operations	31,729	80,842	76,233	108,111
Contract Transactions-All Products
Purchase Payments	499	1,486	753	2,401
Transfers Between Funds or (to) from General Account	(5,096)	8,181	10,996	25,746
Surrenders and Terminations	(42,807)	(56,353)	(57,003)	(64,082)
Rescissions	—	(1)	(20)	(6)
Bonus (Recapture)	8	59	4	48
Contract Maintenance Charge	(74)	(87)	(98)	(101)
Rider charge	(193)	(249)	(411)	(513)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(47,663)	(46,964)	(45,779)	(36,507)
Increase (Decrease) in Net Assets	(15,934)	33,878	30,454	71,604
Net Assets at Beginning of Period	459,446	425,568	580,071	508,467
Net Assets at End of Period	$443,512	$459,446	$610,525	$580,071
Changes in Units
Issued	34	489	509	1,359
Redeemed	(2,489)	(3,001)	(2,586)	(3,151)
Net Increase (Decrease)	(2,455)	(2,512)	(2,077)	(1,792)

	BlackRock Equity Dividend V.I. Fund		BlackRock Global Allocation V.I. Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$22	$23	$(6,311)	$(6,862)
Realized Gains (Losses) on Investments, Net	49	149	75,701	45,954
Net Change in Unrealized Appreciation
(Depreciation) on Investments	14	214	110,754	127,363
Net Increase (Decrease) in Net Assets From Operations	85	386	180,144	166,455
Contract Transactions-All Products
Purchase Payments	—	—	937	1,251
Transfers Between Funds or (to) from General Account	93	522	(78,215)	(42,296)
Surrenders and Terminations	(448)	(837)	(88,186)	(119,596)
Rescissions	—	—	(41)	(1)
Bonus (Recapture)	—	—	6	5
Contract Maintenance Charge	—	—	(229)	(255)
Rider charge	—	—	(13,572)	(14,292)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(355)	(315)	(179,300)	(175,184)
Increase (Decrease) in Net Assets	(270)	71	844	(8,729)
Net Assets at Beginning of Period	1,440	1,369	1,126,831	1,135,560
Net Assets at End of Period	$1,170	$1,440	$1,127,675	$1,126,831
Changes in Units
Issued	9	25	68	97
Redeemed	(22)	(37)	(13,045)	(13,809)
Net Increase (Decrease)	(13)	(12)	(12,977)	(13,712)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	BNY Mellon VIF Appreciation Portfolio		ClearBridge Variable Aggressive Growth Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$—	$1	$4	$4
Realized Gains (Losses) on Investments, Net	4	5	115	(3)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	7	12	77	259
Net Increase (Decrease) in Net Assets From Operations	11	18	196	260
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	—	—	(176)
Surrenders and Terminations	1	(23)	(91)	(114)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	1	(23)	(91)	(290)
Increase (Decrease) in Net Assets	12	(5)	105	(30)
Net Assets at Beginning of Period	50	55	1,170	1,200
Net Assets at End of Period	$62	$50	$1,275	$1,170
Changes in Units
Issued	—	—	—	—
Redeemed	—	—	(3)	(12)
Net Increase (Decrease)	—	—	(3)	(12)

	Columbia Variable Portfolio – Seligman Global Technology Fund		Davis VA Financial Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(20)	$(18)	$(242)	$(294)
Realized Gains (Losses) on Investments, Net	125	173	575	3,012
Net Change in Unrealized Appreciation
(Depreciation) on Investments	345	276	(4,229)	6,642
Net Increase (Decrease) in Net Assets From Operations	450	431	(3,896)	9,360
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	—	(9)	(197)	175
Surrenders and Terminations	(148)	(150)	(3,663)	(4,743)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(7)	(9)
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(148)	(159)	(3,867)	(4,577)
Increase (Decrease) in Net Assets	302	272	(7,763)	4,783
Net Assets at Beginning of Period	1,144	872	47,060	42,277
Net Assets at End of Period	$1,446	$1,144	$39,297	$47,060
Changes in Units
Issued	—	—	12	4
Redeemed	(5)	(6)	(181)	(208)
Net Increase (Decrease)	(5)	(6)	(169)	(204)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Davis VA Real Estate Portfolio		Eaton Vance VT Floating-Rate Income Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$(1)	$40	$147
Realized Gains (Losses) on Investments, Net	8	22	(78)	(67)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(32)	41	(6)	281
Net Increase (Decrease) in Net Assets From Operations	(23)	62	(44)	361
Contract Transactions-All Products
Purchase Payments	—	—	4	4
Transfers Between Funds or (to) from General Account	—	—	(302)	(5,960)
Surrenders and Terminations	(37)	(56)	(288)	(289)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(37)	(56)	(586)	(6,245)
Increase (Decrease) in Net Assets	(60)	6	(630)	(5,884)
Net Assets at Beginning of Period	266	260	1,778	7,662
Net Assets at End of Period	$206	$266	$1,148	$1,778
Changes in Units
Issued	—	—	—	—
Redeemed	(1)	(1)	(37)	(361)
Net Increase (Decrease)	(1)	(1)	(37)	(361)

	Fidelity VIP Emerging Markets Portfolio		Fidelity VIP FundsManager 50% Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$16	$55	$(160)	$(57)
Realized Gains (Losses) on Investments, Net	595	17	640	2,086
Net Change in Unrealized Appreciation
(Depreciation) on Investments	258	1,143	1,822	1,275
Net Increase (Decrease) in Net Assets From Operations	869	1,215	2,302	3,304
Contract Transactions-All Products
Purchase Payments	7	—	26	38
Transfers Between Funds or (to) from General Account	(1,593)	(112)	(1,201)	(1,742)
Surrenders and Terminations	(155)	(1)	(1,975)	(2,085)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	1	1
Contract Maintenance Charge	—	—	(4)	(5)
Rider charge	—	—	(254)	(270)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(1,741)	(113)	(3,407)	(4,063)
Increase (Decrease) in Net Assets	(872)	1,102	(1,105)	(759)
Net Assets at Beginning of Period	5,435	4,333	22,443	23,202
Net Assets at End of Period	$4,563	$5,435	$21,338	$22,443
Changes in Units
Issued	1	—	2	2
Redeemed	(147)	(11)	(212)	(281)
Net Increase (Decrease)	(146)	(11)	(210)	(279)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Fidelity VIP FundsManager 60% Portfolio		Fidelity VIP Mid Cap Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(763)	$(476)	$1	$1
Realized Gains (Losses) on Investments, Net	992	11,907	(3)	52
Net Change in Unrealized Appreciation
(Depreciation) on Investments	9,242	2,943	99	56
Net Increase (Decrease) in Net Assets From Operations	9,471	14,374	97	109
Contract Transactions-All Products
Purchase Payments	29	37	—	—
Transfers Between Funds or (to) from General Account	(3,089)	(5,748)	32	(142)
Surrenders and Terminations	(6,658)	(9,250)	—	—
Rescissions	—	—	—	—
Bonus (Recapture)	—	1	—	—
Contract Maintenance Charge	(14)	(15)	—	—
Rider charge	(812)	(876)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(10,544)	(15,851)	32	(142)
Increase (Decrease) in Net Assets	(1,073)	(1,477)	129	(33)
Net Assets at Beginning of Period	84,768	86,245	482	515
Net Assets at End of Period	$83,695	$84,768	$611	$482
Changes in Units
Issued	2	2	1	—
Redeemed	(673)	(1,088)	—	(3)
Net Increase (Decrease)	(671)	(1,086)	1	(3)

	Fidelity VIP Strategic Income Portfolio		Franklin Allocation VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$56	$50	$(731)	$1,163
Realized Gains (Losses) on Investments, Net	9	7	19,702	5,381
Net Change in Unrealized Appreciation
(Depreciation) on Investments	38	126	(11,856)	8,125
Net Increase (Decrease) in Net Assets From Operations	103	183	7,115	14,669
Contract Transactions-All Products
Purchase Payments	6	10	20	7
Transfers Between Funds or (to) from General Account	253	(221)	(2,593)	33
Surrenders and Terminations	(110)	(155)	(7,402)	(9,112)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	(20)	(22)
Rider charge	—	—	(18)	(22)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	149	(366)	(10,013)	(9,116)
Increase (Decrease) in Net Assets	252	(183)	(2,898)	5,553
Net Assets at Beginning of Period	1,824	2,007	94,216	88,663
Net Assets at End of Period	$2,076	$1,824	$91,318	$94,216
Changes in Units
Issued	10	—	2	1
Redeemed	(5)	(17)	(878)	(812)
Net Increase (Decrease)	5	(17)	(876)	(811)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Franklin Income VIP Fund		Franklin Mutual Shares VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$38,579	$39,598	$2,433	$(391)
Realized Gains (Losses) on Investments, Net	(10,084)	22,530	(2,413)	38,050
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(47,157)	79,604	(27,657)	27,728
Net Increase (Decrease) in Net Assets From Operations	(18,662)	141,732	(27,637)	65,387
Contract Transactions-All Products
Purchase Payments	1,323	2,104	315	305
Transfers Between Funds or (to) from General Account	(20,468)	(7,581)	(5,063)	3,037
Surrenders and Terminations	(81,957)	(99,490)	(31,340)	(45,923)
Rescissions	(7)	(4)	(2)	—
Bonus (Recapture)	8	15	—	—
Contract Maintenance Charge	(216)	(233)	(79)	(89)
Rider charge	(7,747)	(8,308)	(280)	(392)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(109,064)	(113,497)	(36,449)	(43,062)
Increase (Decrease) in Net Assets	(127,726)	28,235	(64,086)	22,325
Net Assets at Beginning of Period	1,065,730	1,037,495	360,673	338,348
Net Assets at End of Period	$938,004	$1,065,730	$296,587	$360,673
Changes in Units
Issued	85	87	121	184
Redeemed	(1,856)	(1,960)	(1,470)	(1,814)
Net Increase (Decrease)	(1,771)	(1,873)	(1,349)	(1,630)

	Franklin Rising Dividends VIP Fund		Franklin Strategic Income VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(822)	$(866)	$33	$41
Realized Gains (Losses) on Investments, Net	14,951	40,783	(5)	(14)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	11,482	10,721	(6)	36
Net Increase (Decrease) in Net Assets From Operations	25,611	50,638	22	63
Contract Transactions-All Products
Purchase Payments	104	134	—	—
Transfers Between Funds or (to) from General Account	(6,080)	(108)	—	(168)
Surrenders and Terminations	(20,227)	(26,069)	(45)	(3)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(48)	(50)	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(26,251)	(26,093)	(45)	(171)
Increase (Decrease) in Net Assets	(640)	24,545	(23)	(108)
Net Assets at Beginning of Period	219,360	194,815	724	832
Net Assets at End of Period	$218,720	$219,360	$701	$724
Changes in Units
Issued	47	42	—	—
Redeemed	(451)	(441)	(1)	(7)
Net Increase (Decrease)	(404)	(399)	(1)	(7)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Franklin U.S. Government Securities VIP Fund		Invesco Oppenheimer V.I. Global Strategic Income Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$3,207	$2,456	$82	$46
Realized Gains (Losses) on Investments, Net	(1,224)	(2,220)	(82)	(30)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,056	6,982	15	180
Net Increase (Decrease) in Net Assets From Operations	4,039	7,218	15	196
Contract Transactions-All Products
Purchase Payments	147	190	—	—
Transfers Between Funds or (to) from General Account	430	3,148	64	88
Surrenders and Terminations	(23,974)	(30,045)	(214)	(268)
Rescissions	(3)	—	—	—
Bonus (Recapture)	—	4	—	—
Contract Maintenance Charge	(64)	(70)	(1)	(1)
Rider charge	(1,041)	(1,150)	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(24,505)	(27,923)	(151)	(181)
Increase (Decrease) in Net Assets	(20,466)	(20,705)	(136)	15
Net Assets at Beginning of Period	200,585	221,290	2,303	2,288
Net Assets at End of Period	$180,119	$200,585	$2,167	$2,303
Changes in Units
Issued	14	119	2	3
Redeemed	(928)	(1,146)	(9)	(11)
Net Increase (Decrease)	(914)	(1,027)	(7)	(8)

	Invesco Oppenheimer V.I. International Growth Fund		Invesco V.I. American Value Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2	$8	$1	$—
Realized Gains (Losses) on Investments, Net	14	57	(168)	46
Net Change in Unrealized Appreciation
(Depreciation) on Investments	142	328	29	123
Net Increase (Decrease) in Net Assets From Operations	158	393	(138)	169
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	33	(225)	(210)	320
Surrenders and Terminations	(136)	(611)	(10)	(230)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(103)	(836)	(220)	90
Increase (Decrease) in Net Assets	55	(443)	(358)	259
Net Assets at Beginning of Period	1,281	1,724	780	521
Net Assets at End of Period	$1,336	$1,281	$422	$780
Changes in Units
Issued	—	—	—	9
Redeemed	(6)	(33)	(9)	(5)
Net Increase (Decrease)	(6)	(33)	(9)	4
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Invesco V.I. Balanced-Risk Allocation Fund		Ivy VIP Asset Strategy Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$27	$(2)	$15	$15
Realized Gains (Losses) on Investments, Net	15	(111)	10	10
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(8)	207	89	140
Net Increase (Decrease) in Net Assets From Operations	34	94	114	165
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	3	—	(14)	—
Surrenders and Terminations	(25)	(636)	(2)	(117)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(22)	(636)	(16)	(117)
Increase (Decrease) in Net Assets	12	(542)	98	48
Net Assets at Beginning of Period	382	924	878	830
Net Assets at End of Period	$394	$382	$976	$878
Changes in Units
Issued	—	—	—	—
Redeemed	(1)	(30)	(1)	(1)
Net Increase (Decrease)	(1)	(30)	(1)	(1)

	Ivy VIP Energy Portfolio		Ivy VIP Growth Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$(1)	$(1)	$(1)
Realized Gains (Losses) on Investments, Net	(62)	(118)	63	95
Net Change in Unrealized Appreciation
(Depreciation) on Investments	8	126	61	23
Net Increase (Decrease) in Net Assets From Operations	(53)	7	123	117
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(5)	(29)	—	(5)
Surrenders and Terminations	(27)	(148)	(15)	(117)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(32)	(177)	(15)	(122)
Increase (Decrease) in Net Assets	(85)	(170)	108	(5)
Net Assets at Beginning of Period	128	298	398	403
Net Assets at End of Period	$43	$128	$506	$398
Changes in Units
Issued	—	—	—	—
Redeemed	(7)	(22)	—	(1)
Net Increase (Decrease)	(7)	(22)	—	(1)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Ivy VIP Mid Cap Growth Portfolio		Ivy VIP Natural Resources Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(2)	$(2)	$1	$1
Realized Gains (Losses) on Investments, Net	85	107	(2)	(4)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	197	62	(4)	9
Net Increase (Decrease) in Net Assets From Operations	280	167	(5)	6
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(89)	122	4	4
Surrenders and Terminations	—	(1)	—	(11)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(89)	121	4	(7)
Increase (Decrease) in Net Assets	191	288	(1)	(1)
Net Assets at Beginning of Period	698	410	60	61
Net Assets at End of Period	$889	$698	$59	$60
Changes in Units
Issued	1	2	1	—
Redeemed	(3)	—	(1)	—
Net Increase (Decrease)	(2)	2	—	—

	Ivy VIP Science and Technology Portfolio		JPMorgan Insurance Trust Core Bond Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(3)	$(4)	$86	$188
Realized Gains (Losses) on Investments, Net	234	174	282	69
Net Change in Unrealized Appreciation
(Depreciation) on Investments	49	360	1,029	1,002
Net Increase (Decrease) in Net Assets From Operations	280	530	1,397	1,259
Contract Transactions-All Products
Purchase Payments	—	—	85	147
Transfers Between Funds or (to) from General Account	(124)	(142)	4,286	3,422
Surrenders and Terminations	(413)	(342)	(2,200)	(2,460)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	2	2
Contract Maintenance Charge	—	—	(3)	(3)
Rider charge	—	—	(262)	(220)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(537)	(484)	1,908	888
Increase (Decrease) in Net Assets	(257)	46	3,305	2,147
Net Assets at Beginning of Period	1,303	1,257	22,080	19,933
Net Assets at End of Period	$1,046	$1,303	$25,385	$22,080
Changes in Units
Issued	—	—	307	255
Redeemed	(2)	(3)	(162)	(193)
Net Increase (Decrease)	(2)	(3)	145	62
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Lazard Retirement International Equity Portfolio		Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$4	$—	$(6)	$(6)
Realized Gains (Losses) on Investments, Net	7	(3)	(304)	(169)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	10	48	21	759
Net Increase (Decrease) in Net Assets From Operations	21	45	(289)	584
Contract Transactions-All Products
Purchase Payments	7	—	—	—
Transfers Between Funds or (to) from General Account	—	(5)	(2,730)	482
Surrenders and Terminations	(5)	(4)	(305)	(157)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	2	(9)	(3,035)	325
Increase (Decrease) in Net Assets	23	36	(3,324)	909
Net Assets at Beginning of Period	260	224	3,860	2,951
Net Assets at End of Period	$283	$260	$536	$3,860
Changes in Units
Issued	—	—	—	4
Redeemed	—	—	(63)	(3)
Net Increase (Decrease)	—	—	(63)	1

	MFS International Intrinsic Value Portfolio		MFS VIT Total Return Bond Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$11	$27	$634	$605
Realized Gains (Losses) on Investments, Net	118	123	356	109
Net Change in Unrealized Appreciation
(Depreciation) on Investments	307	350	1,197	1,922
Net Increase (Decrease) in Net Assets From Operations	436	500	2,187	2,636
Contract Transactions-All Products
Purchase Payments	—	—	183	1,454
Transfers Between Funds or (to) from General Account	(141)	(71)	6,149	5,499
Surrenders and Terminations	(73)	(88)	(6,786)	(5,727)
Rescissions	—	—	—	(36)
Bonus (Recapture)	—	—	2	40
Contract Maintenance Charge	—	—	(5)	(5)
Rider charge	—	—	(369)	(342)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(214)	(159)	(826)	883
Increase (Decrease) in Net Assets	222	341	1,361	3,519
Net Assets at Beginning of Period	2,376	2,035	35,037	31,518
Net Assets at End of Period	$2,598	$2,376	$36,398	$35,037
Changes in Units
Issued	—	—	319	378
Redeemed	(10)	(8)	(362)	(333)
Net Increase (Decrease)	(10)	(8)	(43)	45
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	MFS VIT Utilities Portfolio		Oppenheimer Global Multi-Alternatives Fund/VA
	2020	2019	2020	2019 (B)
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$5	$84	$—	$1
Realized Gains (Losses) on Investments, Net	(1)	147	—	(3)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(21)	31	—	5
Net Increase (Decrease) in Net Assets From Operations	(17)	262	—	3
Contract Transactions-All Products
Purchase Payments	—	—	—	—
Transfers Between Funds or (to) from General Account	(180)	130	—	(92)
Surrenders and Terminations	(127)	(54)	—	(8)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(307)	76	—	(100)
Increase (Decrease) in Net Assets	(324)	338	—	(97)
Net Assets at Beginning of Period	431	93	—	97
Net Assets at End of Period	$107	$431	$—	$—
Changes in Units
Issued	—	10	—	—
Redeemed	(8)	(2)	—	(10)
Net Increase (Decrease)	(8)	8	—	(10)

	PIMCO VIT All Asset Portfolio		PIMCO VIT Balanced Allocation Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$8,946	$3,663	$(358)	$545
Realized Gains (Losses) on Investments, Net	(2,757)	(1,134)	5,399	1
Net Change in Unrealized Appreciation
(Depreciation) on Investments	9,125	27,382	1,455	11,854
Net Increase (Decrease) in Net Assets From Operations	15,314	29,911	6,496	12,400
Contract Transactions-All Products
Purchase Payments	307	637	154	219
Transfers Between Funds or (to) from General Account	(6,425)	(3,315)	(2,812)	(1,756)
Surrenders and Terminations	(25,294)	(31,496)	(6,377)	(4,837)
Rescissions	(4)	(1)	—	—
Bonus (Recapture)	6	12	2	3
Contract Maintenance Charge	(73)	(80)	(17)	(18)
Rider charge	(3,204)	(3,430)	(1,010)	(1,060)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(34,687)	(37,673)	(10,060)	(7,449)
Increase (Decrease) in Net Assets	(19,373)	(7,762)	(3,564)	4,951
Net Assets at Beginning of Period	308,198	315,960	79,383	74,432
Net Assets at End of Period	$288,825	$308,198	$75,819	$79,383
Changes in Units
Issued	23	43	13	19
Redeemed	(2,055)	(2,256)	(862)	(682)
Net Increase (Decrease)	(2,032)	(2,213)	(849)	(663)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	PIMCO VIT CommodityRealReturn Strategy Portfolio		PIMCO VIT Dynamic Bond Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1,518	$971	$1,948	$5,275
Realized Gains (Losses) on Investments, Net	(7,826)	(6,289)	(434)	283
Net Change in Unrealized Appreciation
(Depreciation) on Investments	5,972	8,893	2,606	459
Net Increase (Decrease) in Net Assets From Operations	(336)	3,575	4,120	6,017
Contract Transactions-All Products
Purchase Payments	15	32	87	79
Transfers Between Funds or (to) from General Account	1,328	3,717	543	5,509
Surrenders and Terminations	(4,052)	(5,714)	(29,515)	(24,281)
Rescissions	—	—	(87)	(2)
Bonus (Recapture)	—	—	1	—
Contract Maintenance Charge	(11)	(12)	(35)	(39)
Rider charge	(33)	(45)	(1,839)	(2,088)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,753)	(2,022)	(30,845)	(20,822)
Increase (Decrease) in Net Assets	(3,089)	1,553	(26,725)	(14,805)
Net Assets at Beginning of Period	41,546	39,993	172,393	187,198
Net Assets at End of Period	$38,457	$41,546	$145,668	$172,393
Changes in Units
Issued	360	695	24	513
Redeemed	(862)	(1,072)	(2,871)	(2,447)
Net Increase (Decrease)	(502)	(377)	(2,847)	(1,934)

	PIMCO VIT Emerging Markets Bond Portfolio		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,385	$2,671	$256	$293
Realized Gains (Losses) on Investments, Net	(599)	(856)	(1,392)	(1,399)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	2,105	10,647	4,555	3,294
Net Increase (Decrease) in Net Assets From Operations	3,891	12,462	3,419	2,188
Contract Transactions-All Products
Purchase Payments	25	47	12	12
Transfers Between Funds or (to) from General Account	2,547	(2,890)	(214)	1,492
Surrenders and Terminations	(14,715)	(19,389)	(6,691)	(7,560)
Rescissions	—	(1)	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	(23)	(26)	(14)	(16)
Rider charge	(787)	(917)	(295)	(336)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(12,953)	(23,176)	(7,202)	(6,408)
Increase (Decrease) in Net Assets	(9,062)	(10,714)	(3,783)	(4,220)
Net Assets at Beginning of Period	95,266	105,980	51,561	55,781
Net Assets at End of Period	$86,204	$95,266	$47,778	$51,561
Changes in Units
Issued	138	3	2	122
Redeemed	(807)	(1,242)	(578)	(637)
Net Increase (Decrease)	(669)	(1,239)	(576)	(515)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	PIMCO VIT Global Core Bond (Hedged) Portfolio		PIMCO VIT Global Managed Asset Allocation Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$3,656	$604	$7,899	$647
Realized Gains (Losses) on Investments, Net	547	581	2,376	(494)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	630	4,624	7,089	19,029
Net Increase (Decrease) in Net Assets From Operations	4,833	5,809	17,364	19,182
Contract Transactions-All Products
Purchase Payments	143	470	260	196
Transfers Between Funds or (to) from General Account	3,800	837	(6,836)	(4,151)
Surrenders and Terminations	(14,137)	(18,826)	(10,988)	(14,536)
Rescissions	—	—	—	—
Bonus (Recapture)	4	6	2	1
Contract Maintenance Charge	(21)	(23)	(34)	(37)
Rider charge	(965)	(1,088)	(2,115)	(2,223)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(11,176)	(18,624)	(19,711)	(20,750)
Increase (Decrease) in Net Assets	(6,343)	(12,815)	(2,347)	(1,568)
Net Assets at Beginning of Period	85,815	98,630	133,161	134,729
Net Assets at End of Period	$79,472	$85,815	$130,814	$133,161
Changes in Units
Issued	366	143	20	16
Redeemed	(1,448)	(2,034)	(1,539)	(1,734)
Net Increase (Decrease)	(1,082)	(1,891)	(1,519)	(1,718)

	PIMCO VIT High Yield Portfolio		PIMCO VIT Long-Term U.S. Government Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$15,991	$19,634	$12	$11
Realized Gains (Losses) on Investments, Net	(2,487)	(490)	1,242	79
Net Change in Unrealized Appreciation
(Depreciation) on Investments	3,021	52,496	94	82
Net Increase (Decrease) in Net Assets From Operations	16,525	71,640	1,348	172
Contract Transactions-All Products
Purchase Payments	400	325	11	139
Transfers Between Funds or (to) from General Account	(5,264)	(5,464)	1,987	5,321
Surrenders and Terminations	(84,993)	(86,724)	(3,017)	(1,274)
Rescissions	(102)	(1)	—	(6)
Bonus (Recapture)	8	3	1	7
Contract Maintenance Charge	(122)	(136)	(1)	—
Rider charge	(5,291)	(6,101)	(36)	(21)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(95,364)	(98,098)	(1,055)	4,166
Increase (Decrease) in Net Assets	(78,839)	(26,458)	293	4,338
Net Assets at Beginning of Period	560,228	586,686	5,112	774
Net Assets at End of Period	$481,389	$560,228	$5,405	$5,112
Changes in Units
Issued	21	17	68	196
Redeemed	(4,059)	(4,245)	(86)	(50)
Net Increase (Decrease)	(4,038)	(4,228)	(18)	146
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	PIMCO VIT Low Duration Portfolio		PIMCO VIT Real Return Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$100	$190	$(841)	$(180)
Realized Gains (Losses) on Investments, Net	154	(1)	(28)	(3,885)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	6	85	25,435	23,687
Net Increase (Decrease) in Net Assets From Operations	260	274	24,566	19,622
Contract Transactions-All Products
Purchase Payments	14	16	223	349
Transfers Between Funds or (to) from General Account	(1,351)	3,373	(6,690)	2,834
Surrenders and Terminations	(916)	(417)	(38,427)	(46,532)
Rescissions	—	—	(33)	(3)
Bonus (Recapture)	—	—	3	5
Contract Maintenance Charge	—	—	(77)	(86)
Rider charge	—	—	(2,540)	(2,835)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,253)	2,972	(47,541)	(46,268)
Increase (Decrease) in Net Assets	(1,993)	3,246	(22,975)	(26,646)
Net Assets at Beginning of Period	8,661	5,415	284,537	311,183
Net Assets at End of Period	$6,668	$8,661	$261,562	$284,537
Changes in Units
Issued	1	180	21	205
Redeemed	(113)	(23)	(3,105)	(3,342)
Net Increase (Decrease)	(112)	157	(3,084)	(3,137)

	PIMCO VIT StocksPLUS Global Portfolio		PIMCO VIT Total Return Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(1,935)	$(1,145)	$3,228	$11,257
Realized Gains (Losses) on Investments, Net	11,545	(6,434)	13,997	(3,047)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	10,772	60,145	35,502	47,501
Net Increase (Decrease) in Net Assets From Operations	20,382	52,566	52,727	55,711
Contract Transactions-All Products
Purchase Payments	123	281	1,189	2,903
Transfers Between Funds or (to) from General Account	(11,262)	(914)	38,345	27,925
Surrenders and Terminations	(22,337)	(26,808)	(121,155)	(124,253)
Rescissions	—	(3)	(43)	(80)
Bonus (Recapture)	—	1	6	25
Contract Maintenance Charge	(53)	(57)	(209)	(228)
Rider charge	(78)	(113)	(6,977)	(7,458)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(33,607)	(27,613)	(88,844)	(101,166)
Increase (Decrease) in Net Assets	(13,225)	24,953	(36,117)	(45,455)
Net Assets at Beginning of Period	244,261	219,308	836,413	881,868
Net Assets at End of Period	$231,036	$244,261	$800,296	$836,413
Changes in Units
Issued	57	66	1,753	1,479
Redeemed	(2,516)	(2,232)	(5,942)	(6,542)
Net Increase (Decrease)	(2,459)	(2,166)	(4,189)	(5,063)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio		RCM Dynamic Multi-Asset Plus VIT Portfolio
	2020	2019	2020 (A)	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$1	$3	$(73)	$6
Realized Gains (Losses) on Investments, Net	(1)	—	(1,508)	438
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(13)	26	(645)	2,385
Net Increase (Decrease) in Net Assets From Operations	(13)	29	(2,226)	2,829
Contract Transactions-All Products
Purchase Payments	14	—	105	909
Transfers Between Funds or (to) from General Account	(155)	13	(17,213)	(4,192)
Surrenders and Terminations	(12)	(13)	(365)	(1,092)
Rescissions	—	—	—	(51)
Bonus (Recapture)	—	—	1	5
Contract Maintenance Charge	—	—	(1)	(4)
Rider charge	—	—	(94)	(313)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(153)	—	(17,567)	(4,738)
Increase (Decrease) in Net Assets	(166)	29	(19,793)	(1,909)
Net Assets at Beginning of Period	228	199	19,793	21,702
Net Assets at End of Period	$62	$228	$—	$19,793
Changes in Units
Issued	1	1	10	86
Redeemed	(12)	(1)	(1,777)	(537)
Net Increase (Decrease)	(11)	—	(1,767)	(451)

	T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Equity Income Portfolio
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(11)	$(17)	$18	$24
Realized Gains (Losses) on Investments, Net	906	486	(86)	64
Net Change in Unrealized Appreciation
(Depreciation) on Investments	(169)	732	25	241
Net Increase (Decrease) in Net Assets From Operations	726	1,201	(43)	329
Contract Transactions-All Products
Purchase Payments	32	—	—	—
Transfers Between Funds or (to) from General Account	(2,095)	2,501	(225)	(300)
Surrenders and Terminations	(246)	(808)	(135)	(147)
Rescissions	—	—	—	—
Bonus (Recapture)	—	—	—	—
Contract Maintenance Charge	—	—	—	—
Rider charge	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(2,309)	1,693	(360)	(447)
Increase (Decrease) in Net Assets	(1,583)	2,894	(403)	(118)
Net Assets at Beginning of Period	5,813	2,919	1,320	1,438
Net Assets at End of Period	$4,230	$5,813	$917	$1,320
Changes in Units
Issued	1	58	—	—
Redeemed	(54)	(17)	(13)	(15)
Net Increase (Decrease)	(53)	41	(13)	(15)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	T. Rowe Price Health Sciences Portfolio		Templeton Global Bond VIP Fund
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$(3)	$(3)	$32,950	$32,257
Realized Gains (Losses) on Investments, Net	190	97	(19,516)	(7,918)
Net Change in Unrealized Appreciation
(Depreciation) on Investments	58	193	(49,628)	(21,174)
Net Increase (Decrease) in Net Assets From Operations	245	287	(36,194)	3,165
Contract Transactions-All Products
Purchase Payments	—	—	348	464
Transfers Between Funds or (to) from General Account	(80)	(58)	32,524	33,272
Surrenders and Terminations	(355)	(148)	(83,330)	(91,356)
Rescissions	—	—	(21)	—
Bonus (Recapture)	—	—	2	6
Contract Maintenance Charge	—	—	(143)	(158)
Rider charge	—	—	(5,546)	(6,393)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(435)	(206)	(56,166)	(64,165)
Increase (Decrease) in Net Assets	(190)	81	(92,360)	(61,000)
Net Assets at Beginning of Period	1,194	1,113	555,889	616,889
Net Assets at End of Period	$1,004	$1,194	$463,529	$555,889
Changes in Units
Issued	—	—	777	738
Redeemed	(4)	(3)	(2,048)	(2,129)
Net Increase (Decrease)	(4)	(3)	(1,271)	(1,391)
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Statements of Changes in Net Assets
For the years or periods ended December 31, 2020 and 2019
(In thousands)

	Templeton Growth VIP Fund		Total All Funds
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
Operations:
Investment Income (Loss), Net	$2,230	$2,191	$200,566	$147,413
Realized Gains (Losses) on Investments, Net	(13,434)	39,212	691,677	958,614
Net Change in Unrealized Appreciation
(Depreciation) on Investments	15,280	(13,313)	360,512	2,178,352
Net Increase (Decrease) in Net Assets From Operations	4,076	28,090	1,252,755	3,284,379
Contract Transactions-All Products
Purchase Payments	223	168	1,351,317	1,017,329
Transfers Between Funds or (to) from General Account	(7,953)	9,401	(1,141,172)	(548,300)
Surrenders and Terminations	(21,961)	(28,400)	(2,267,191)	(2,537,963)
Rescissions	(19)	—	(13,954)	(11,095)
Bonus (Recapture)	—	—	503	1,562
Contract Maintenance Charge	(64)	(70)	(4,472)	(4,797)
Rider charge	(225)	(301)	(180,985)	(188,686)
Net Increase (Decrease) in Net Assets Resulting
From Contract Transactions	(29,999)	(19,202)	(2,255,954)	(2,271,950)
Increase (Decrease) in Net Assets	(25,923)	8,888	(1,003,199)	1,012,429
Net Assets at Beginning of Period	233,321	224,433	22,595,431	21,583,002
Net Assets at End of Period	$207,398	$233,321	$21,592,232	$22,595,431
Changes in Units
Issued	123	401	121,113	96,804
Redeemed	(1,312)	(1,277)	(249,814)	(230,192)
Net Increase (Decrease)	(1,189)	(876)	(128,701)	(133,388)

(A)	Fund terminated in 2020 . See Footnote 1 for further details.
(B)	Fund terminated in 2019 . See Footnote 1 for further details.
See accompanying notes to financial statements

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

(1) Organization
Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (1940 Act), as amended. Allianz Life applies the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) guidance of Topic 946, Financial Services - Investment Companies. The Variable Account was established on May 31, 1985, and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.
The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account are equal to the reserves and other liabilities of the Variable Account. These assets are not chargeable with liabilities that arise from any other business Allianz Life may conduct. Allianz Life products offered under the Variable Account are listed below. The only product actively being marketed is Allianz Index Advantage.
•Allianz Alterity
•Allianz Charter
•Allianz Connections
•Allianz Custom Income
•Allianz Dimensions
•Allianz Elite
•Allianz High Five
•Allianz Index Advantage
•Allianz Retirement Advantage
•Allianz Retirement Pro
•Allianz Rewards
•Allianz Valuemark
•Allianz Vision
The Variable Account's subaccounts are invested, at net asset values, in one or more of the funds (investment options) in accordance with the selection made by the contractholder. The contractholder may have the option to invest in the fixed account or other index options in the General Account, based on the product features. The liabilities of the fixed account are included in the General Account, which is not registered as an investment company under the 1940 Act. Not all funds listed are available for all products. Some funds have been closed to accepting new money. Generally, each multiple-class fund is presented on an aggregate basis. When mergers occur, the fund will generally be presented separately by class, to disclose which class received additional money. The funds and investment advisers are:

Fund	Investment Adviser
AZL Balanced Index Strategy Fund *†	Allianz Investment Management, LLC
AZL DFA Five-Year Global Fixed Income Fund *†	Allianz Investment Management, LLC
AZL DFA Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL Enhanced Bond Index Fund *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1 †	Allianz Investment Management, LLC
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2 *†	Allianz Investment Management, LLC
AZL Gateway Fund *†	Allianz Investment Management, LLC
AZL Government Money Market Fund *†	Allianz Investment Management, LLC
AZL International Index Fund Class 1 †	Allianz Investment Management, LLC
AZL International Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL MetWest Total Return Bond Fund *†	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Mid Cap Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Moderate Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MSCI Emerging Markets Equity Index Class 1 †	Allianz Investment Management, LLC

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

Fund	Investment Adviser
AZL MSCI Emerging Markets Equity Index Class 2 *†	Allianz Investment Management, LLC
AZL MSCI Global Equity Index Fund *†	Allianz Investment Management, LLC
AZL MVP Balanced Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP DFA Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Balanced Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Conservative Fund *†	Allianz Investment Management, LLC
AZL MVP Fusion Dynamic Moderate Fund *†	Allianz Investment Management, LLC
AZL MVP Global Balanced Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Growth Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP Moderate Index Strategy Fund *†	Allianz Investment Management, LLC
AZL MVP T. Rowe Price Capital Appreciation Plus Fund *†	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Growth Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Russell 1000 Value Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL S&P 500 Index Fund *†	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 1 †	Allianz Investment Management, LLC
AZL Small Cap Stock Index Fund Class 2 *†	Allianz Investment Management, LLC
AZL T. Rowe Price Capital Appreciation Fund *†	Allianz Investment Management, LLC
BlackRock Equity Dividend V.I. Fund *	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund *	BlackRock Advisors, LLC
BNY Mellon VIF Appreciation Portfolio *	BNY Mellon Investment Adviser, Inc
ClearBridge Variable Aggressive Growth Portfolio	Legg Mason Partners Fund Advisor, LLC
Columbia Variable Portfolio – Seligman Global Technology Fund	Columbia Management Investment Advisors, LLC
Davis VA Financial Portfolio	Davis Selected Advisers, L.P.
Davis VA Real Estate Portfolio	Davis Selected Advisers, L.P.
Eaton Vance VT Floating-Rate Income Fund *	Eaton Vance Management
Fidelity VIP Emerging Markets Portfolio	Fidelity Management & Research Company
Fidelity VIP FundsManager 50% Portfolio	FMR Co., Inc.
Fidelity VIP FundsManager 60% Portfolio	FMR Co., Inc.
Fidelity VIP Mid Cap Portfolio	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Fidelity Management & Research Company
Franklin Allocation VIP Fund *	Franklin Templeton Services, LLC
Franklin Income VIP Fund *	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund *	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund *	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund *	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund *	Franklin Advisers, Inc.
Invesco Oppenheimer V.I. Global Strategic Income Fund	Invesco Advisors, Inc.
Invesco Oppenheimer V.I. International Growth Fund *	Invesco Advisors, Inc.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

Fund	Investment Adviser
Invesco V.I. American Value Fund *	Invesco Advisors, Inc.
Invesco V.I. Balanced-Risk Allocation Fund *	Invesco Advisors, Inc.
Ivy VIP Asset Strategy Portfolio *	Ivy Investment Management Company
Ivy VIP Energy Portfolio *	Ivy Investment Management Company
Ivy VIP Growth Portfolio *	Ivy Investment Management Company
Ivy VIP Mid Cap Growth Portfolio *	Ivy Investment Management Company
Ivy VIP Natural Resources Portfolio *	Ivy Investment Management Company
Ivy VIP Science and Technology Portfolio *	Ivy Investment Management Company
JPMorgan Insurance Trust Core Bond Portfolio	J.P. Morgan Investment Management, Inc.
Lazard Retirement International Equity Portfolio *	Lazard Asset Management, LLC
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio*	Lazard Asset Management, LLC
MFS International Intrinsic Value Portfolio *	Massachusetts Financial Services Company
MFS VIT Total Return Bond Portfolio *	Massachusetts Financial Services Company
MFS VIT Utilities Portfolio *	Massachusetts Financial Services Company
PIMCO VIT All Asset Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Balanced Allocation Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn Strategy Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Dynamic Bond Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Emerging Markets Bond Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) †	Pacific Investment Management Company, LLC
PIMCO VIT Global Core Bond (Hedged) Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Global Managed Asset Allocation Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT High Yield Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Long-Term U.S. Government Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Low Duration Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Real Return Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT StocksPLUS Global Portfolio †	Pacific Investment Management Company, LLC
PIMCO VIT Total Return Portfolio †	Pacific Investment Management Company, LLC
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	Legg Mason Partners Fund Advisor, LLC
T. Rowe Price Blue Chip Growth Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio *	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio *	T. Rowe Price Associates, Inc.
Templeton Global Bond VIP Fund *	Franklin Advisors, Inc.
Templeton Growth VIP Fund *	Templeton Global Advisors Limited

*	Fund contains share classes which assess 12b-1 fees.
†	The investment adviser of this fund is an affiliate of Allianz Life and is paid an investment management fee by the fund.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

During the year ended December 31, 2019, the funds listed below changed their name. There were no name changes in 2020.

Prior Fund Name	Current Fund Name	Effective Date
Franklin Founding Funds Allocation VIP Fund	Franklin Allocation VIP Fund	May 1, 2019
Oppenheimer Global Strategic Income Fund/VA	Invesco Oppenheimer V.I. Global Strategic Income Fund	May 24, 2019
Oppenheimer International Growth Fund/VA	Invesco Oppenheimer V.I. International Growth Fund	May 24, 2019
MFS VIT II International Value Portfolio	MFS International Intrinsic Value Portfolio	June 1, 2019
Dreyfus VIF Appreciation Portfolio	BNY Mellon VIF Appreciation Portfolio	June 3, 2019
PIMCO VIT Global Multi‐Asset Managed Allocation Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	October 1, 2019
AZL MVP BlackRock Global Strategy Plus Fund	AZL MVP Global Balanced Index Strategy Fund	November 18, 2019
During the years ended December 31, 2020 and 2019, the following funds were closed to new money:

Fund	Date Closed
Oppenheimer Global Multi-Alternatives Fund/VA	April 29, 2019
RCM Dynamic Multi‐Asset Plus VIT Fund	April 24, 2020
AZL Morgan Stanley Global Real Estate Fund Class 1	August 21, 2020
AZL Morgan Stanley Global Real Estate Fund Class 2	August 21, 2020
During the years ended December 31, 2020 and 2019, no funds were added as available options.
During the years ended December 31, 2020 and 2019, the following funds were merged or replaced:

Closed Fund	Receiving Fund	Date Merged
Oppenheimer Global Multi-Alternatives Fund/VA	AZL Government Money Market Fund	April 29, 2019
RCM Dynamic Multi‐Asset Plus VIT Fund	AZL MVP Moderate Index Strategy Fund	April 24, 2020
AZL Morgan Stanley Global Real Estate Fund Class 1	AZL S&P 500 Index Fund	August 21, 2020
AZL Morgan Stanley Global Real Estate Fund Class 2	AZL S&P 500 Index Fund	August 21, 2020

Effective December 4, 2020, a One-for-Two Reverse Split occurred for the Lazard Retirement U.S. Small-Mid Cap Equity Portfolio. The effect of this transaction was to divide the number of outstanding shares of the fund by the split ratio, resulting in a corresponding increase in the net asset value per share. The shares presented in the Statements of Assets and Liabilities reflect this reverse split. There were no changes in the net assets, results of operations or total return as a result of this transaction.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

(2) Significant Accounting Policies
Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investment transactions are recorded by the Variable Account on the trade date. Investments of the Variable Account are valued each day the markets are open at fair value using net asset values provided by the investment advisers of the funds after the 4 PM Eastern Standard Time market close.
The Fair Value Measurement Topic of the FASB ASC establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level 1 -     Unadjusted quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date.

Level 2 –     Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:
(a)    Quoted prices for similar assets or liabilities in active markets.
(b)    Quoted prices for identical or similar assets or liabilities in markets that are not active.
(c)    Inputs other than quoted prices that are observable.
(d)    Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 -    Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Variable Account’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2020, all of the Variable Account’s investments are in funds for which quoted prices are available in an active market which the Variable Account has the ability to access. Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the funds are accounted for on a trade-date basis and are in accordance with the Fair Value Measurements and Disclosures topic of the FASB ASC, which differs from the characterization of an investment in the fund.

Realized gains on investments include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the funds are reinvested in additional shares of the funds and are recorded as income to the Variable Account on the ex-dividend date.

The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Net investment income (loss) and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the fund as of the beginning of the valuation date.

Transfers between subaccounts, including the fixed account (net), include transfers of all or part of the contractholders' interest to or from another eligible subaccount, or from or to the fixed account option of the general account of the Company.

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 and 2000 Individual Annuity Mortality Tables using an assumed investment return (AIR) equal to the AIR of the specific contracts, either 3%, 5% or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the Variable Account.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

(3) Related Party Charges, Expenses and Fees
Under the terms of the contracts, certain charges, expenses and fees are incurred by the contractholders to cover Allianz Life’s expenses in connection with the issuance and administration of the contracts. Following is a summary of these charges, expenses and fees for the period ended December 31, 2020:

Mortality and Expense Risk Charges
Allianz Life assumes mortality and expense risks related to the operations of the Variable Account. These charges range from 0.30% to 3.40% annually during the accumulation phase, or from 1.00% to 2.20% annually during the annuity phase for variable annuity payments. These charges are deducted on a daily basis and assessed against the daily net asset value of each fund. These charges are assessed either through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Administrative Charges
A charge to cover administrative expenses of the Variable Account may be deducted from the Variable Account, depending on the contract. This annual charge of 0.15% is calculated and assessed daily as a percentage of each fund’s net asset value. This charge is assessed through a reduction in subaccount accumulation unit values during the accumulation phase, or a reduction in subaccount annuity unit values during the annuity phase for contractholders that selected variable annuity payments.

Contract Maintenance Charges
For certain contracts, an annual contract maintenance charge of $30 to $50 may be deducted to cover ongoing administrative expenses. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity unit values during the annuity phase if variable annuity payments are selected or a reduction in fixed annuity payments.

Withdrawal Charges
For certain contracts, a withdrawal charge (sometimes called a contingent deferred sales charge) is imposed as a percentage, with a range of 1.0% to 8.5%, of each purchase payment if the contract is surrendered or a partial withdrawal is taken during the withdrawal charge period. For certain contracts, a commutation fee or withdrawal charge may also apply during the annuity phase if there are liquidations of variable annuity payments under certain annuity options. These commutation and withdrawal charges are imposed as a percentage, with a range of 1.0% to 8.0% of the amount liquidated. These charges are assessed through the redemption of subaccount accumulation units during the accumulation phase, or a redemption in subaccount annuity units during the annuity phase.

Rider Charges and Fees
For certain contracts, optional benefit riders may be available for an additional charge to the contractholder. The rider charges for Investment Protector, Income Protector and Income Focus are deducted from the contract value. The Maximum Anniversary Value Death Benefit and Income Benefit rider fees are calculated as a percentage of the contract value as of the prior quarterly contract anniversary adjusted for subsequent purchase payments and withdrawals, and are deducted from the contract value. These charges and fees include:

•Investment Protector: 1.05% to 1.35%
•Income Protector: 1.00% to 1.75%
•Income Focus: 1.30%
•Maximum Anniversary Value Death Benefit: 0.20%
•Income Benefit: 0.70%

Transfer Fee
A charge for transfers between funds may be imposed at a rate of up to $25 per transfer. These charges are deducted from the contract value.

Other Contract Charges
For certain contracts there are additional fees, as described below.
•Account Fee - ranges from 0.80% to 1.15% and are imposed as a percentage of the account’s guaranteed value and are assessed through the redemption of subaccount accumulation units during the accumulation phase.
•Product Fee - ranges from 0.25% to 1.25% annually and are accrued on a daily basis as a percentage of the prior quarterly contract anniversary contract value adjusted for subsequent purchase payments and withdrawals. The fee is deducted from the contract value during the accumulation phase through the redemption of accumulation units.
•Increased Annuity Payment Benefit charge - ranges from $0.95 to $9.97 per $100 of the basic annuity payment, depending on the annuitant's age and gender. The charge is assessed by a reduction in the annuity payments during the annuity phase.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

•Guaranteed Value Protection Benefits charge will not be more than 5% of the contract anniversary value and assessed through the redemption of subaccount accumulation units during the accumulation phase.

Additional details on charges and fees can be found in the respective product prospectus.
(4) Federal Income Taxes
Operations of the Variable Account form a part of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Variable Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, Allianz Life understands that it will be treated as owner of the assets invested in the Variable Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an annuitant's gross income until amounts are received pursuant to an annuity.
(5) Purchases and Sales of Investments (In thousands)
The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2020, are as follows:

	Cost of Purchases	Proceeds from Sales
AZL Balanced Index Strategy Fund	$56,268	$60,714
AZL DFA Five-Year Global Fixed Income Fund	8,536	7,034
AZL DFA Multi-Strategy Fund	98,659	147,661
AZL Enhanced Bond Index Fund	11,463	13,562
AZL Fidelity Institutional Asset Management Multi-Strategy Fund	40,034	50,186
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1	1,688	2,883
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2	40,027	52,420
AZL Gateway Fund	14,384	19,300
AZL Government Money Market Fund	1,051,211	932,553
AZL International Index Fund Class 1	5,093	11,855
AZL International Index Fund Class 2	58,384	102,553
AZL MetWest Total Return Bond Fund	22,670	17,115
AZL Mid Cap Index Fund Class 1	5,001	4,466
AZL Mid Cap Index Fund Class 2	58,649	124,231
AZL Moderate Index Strategy Fund	71,701	107,808
AZL Morgan Stanley Global Real Estate Fund Class 1	949	14,449
AZL Morgan Stanley Global Real Estate Fund Class 2	13,560	72,707
AZL MSCI Emerging Markets Equity Index Class 1	1,118	2,576
AZL MSCI Emerging Markets Equity Index Class 2	17,718	27,501
AZL MSCI Global Equity Index Fund	1,152	2,543
AZL MVP Balanced Index Strategy Fund	34,753	47,605
AZL MVP DFA Multi-Strategy Fund	11,451	13,507
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund	13,083	31,376
AZL MVP Fusion Dynamic Balanced Fund	74,733	145,654
AZL MVP Fusion Dynamic Conservative Fund	36,345	46,239
AZL MVP Fusion Dynamic Moderate Fund	161,306	256,053
AZL MVP Global Balanced Index Strategy Fund	76,910	89,511
AZL MVP Growth Index Strategy Fund	254,793	354,104
AZL MVP Moderate Index Strategy Fund	49,773	60,609

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	Cost of Purchases	Proceeds from Sales
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$142,375	$122,577
AZL Russell 1000 Growth Index Fund Class 1	5,183	7,333
AZL Russell 1000 Growth Index Fund Class 2	73,028	183,363
AZL Russell 1000 Value Index Fund Class 1	12,482	19,197
AZL Russell 1000 Value Index Fund Class 2	66,212	98,463
AZL S&P 500 Index Fund	199,242	238,946
AZL Small Cap Stock Index Fund Class 1	3,454	4,969
AZL Small Cap Stock Index Fund Class 2	78,948	110,843
AZL T. Rowe Price Capital Appreciation Fund	158,790	168,430
BlackRock Equity Dividend V.I. Fund	801	1,094
BlackRock Global Allocation V.I. Fund	96,651	218,594
BNY Mellon VIF Appreciation Portfolio	5	—
ClearBridge Variable Aggressive Growth Portfolio	133	108
Columbia Variable Portfolio – Seligman Global Technology Fund	87	167
Davis VA Financial Portfolio	8,569	10,377
Davis VA Real Estate Portfolio	5	40
Eaton Vance VT Floating-Rate Income Fund	82	629
Fidelity VIP Emerging Markets Portfolio	2,625	3,790
Fidelity VIP FundsManager 50% Portfolio	940	4,043
Fidelity VIP FundsManager 60% Portfolio	9,852	19,135
Fidelity VIP Mid Cap Portfolio	62	31
Fidelity VIP Strategic Income Portfolio	472	248
Franklin Allocation VIP Fund	31,468	19,539
Franklin Income VIP Fund	109,678	179,400
Franklin Mutual Shares VIP Fund	59,560	82,771
Franklin Rising Dividends VIP Fund	22,901	39,609
Franklin Strategic Income VIP Fund	43	55
Franklin U.S. Government Securities VIP Fund	21,280	42,578
Invesco Oppenheimer V.I. Global Strategic Income Fund	554	623
Invesco Oppenheimer V.I. International Growth Fund	441	530
Invesco V.I. American Value Fund	33	249
Invesco V.I. Balanced-Risk Allocation Fund	54	30
Ivy VIP Asset Strategy Portfolio	33	18
Ivy VIP Energy Portfolio	1	31
Ivy VIP Growth Portfolio	79	36
Ivy VIP Mid Cap Growth Portfolio	167	217
Ivy VIP Natural Resources Portfolio	8	4
Ivy VIP Science and Technology Portfolio	219	636
JPMorgan Insurance Trust Core Bond Portfolio	7,969	5,975
Lazard Retirement International Equity Portfolio	21	7
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2,917	5,929

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	Cost of Purchases	Proceeds from Sales
MFS International Intrinsic Value Portfolio	$157	$313
MFS VIT Total Return Bond Portfolio	11,147	11,339
MFS VIT Utilities Portfolio	23	318
PIMCO VIT All Asset Portfolio	27,189	52,930
PIMCO VIT Balanced Allocation Portfolio	11,461	16,467
PIMCO VIT CommodityRealReturn Strategy Portfolio	10,463	11,699
PIMCO VIT Dynamic Bond Portfolio	10,271	39,168
PIMCO VIT Emerging Markets Bond Portfolio	10,964	21,532
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	5,886	12,832
PIMCO VIT Global Core Bond (Hedged) Portfolio	16,073	23,592
PIMCO VIT Global Managed Asset Allocation Portfolio	14,282	23,637
PIMCO VIT High Yield Portfolio	39,561	118,934
PIMCO VIT Long-Term U.S. Government Portfolio	11,004	11,986
PIMCO VIT Low Duration Portfolio	13,799	15,952
PIMCO VIT Real Return Portfolio	20,408	68,790
PIMCO VIT StocksPLUS Global Portfolio	43,706	58,699
PIMCO VIT Total Return Portfolio	137,162	213,841
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	48	201
RCM Dynamic Multi-Asset Plus VIT Portfolio	1,244	18,756
T. Rowe Price Blue Chip Growth Portfolio	1,567	3,749
T. Rowe Price Equity Income Portfolio	237	559
T. Rowe Price Health Sciences Portfolio	101	481
Templeton Global Bond VIP Fund	80,894	104,110
Templeton Growth VIP Fund	32,861	60,629

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

(6) Financial Highlights
A summary of units outstanding (in thousands), unit values, net assets (in thousands), ratios, and total returns for variable annuity contracts is as follows:

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Balanced Index Strategy Fund
2020	21,475	$15.58	to	$19.83	$388,701	1.98%	1.00%	to	3.40%	8.54%	to	10.97%
2019	22,526	$14.35	to	$17.87	$370,836	2.26%	1.00%	to	3.40%	13.38%	to	15.91%
2018	25,146	$12.65	to	$15.42	$360,374	0.93%	1.00%	to	3.40%	(7.53)%	to	(5.46)%
2017	27,352	$13.67	to	$16.31	$418,424	2.22%	1.00%	to	3.40%	7.84%	to	10.24%
2016	29,183	$12.67	to	$14.79	$408,248	2.70%	1.00%	to	3.40%	3.24%	to	5.54%
AZL DFA Five-Year Global Fixed Income Fund
2020	1,630	$9.15	to	$10.79	$15,880	2.49%	—%	to	3.40%	(2.31)%	to	0.57%
2019	1,487	$9.36	to	$10.73	$14,680	5.90%	—%	to	3.40%	0.54%	to	3.50%
2018	1,360	$9.30	to	$10.25	$13,192	0.70%	—%	to	3.40%	(1.79)%	to	0.86%
2017³	351	$9.50	to	$9.93	$3,447	—%	—%	to	3.40%	(0.96)%	to	(0.63)%
AZL DFA Multi-Strategy Fund
2020	42,292	$17.17	to	$21.86	$852,984	3.12%	1.00%	to	3.40%	6.99%	to	9.38%
2019	48,075	$16.04	to	$19.99	$892,959	1.05%	1.00%	to	3.40%	12.73%	to	15.25%
2018	54,537	$14.22	to	$17.34	$885,699	1.16%	1.00%	to	3.40%	(9.02)%	to	(6.98)%
2017	62,328	$15.63	to	$18.64	$1,097,107	0.76%	1.00%	to	3.40%	8.99%	to	11.41%
2016	68,080	$14.33	to	$16.78	$1,083,839	—%	1.00%	to	3.40%	5.72%	to	8.08%
AZL Enhanced Bond Index Fund
2020	2,067	$11.85	to	$13.07	$26,081	2.36%	1.15%	to	2.05%	5.40%	to	6.31%
2019	2,250	$11.25	to	$12.30	$26,772	2.59%	1.15%	to	2.05%	6.23%	to	7.15%
2018	2,156	$10.59	to	$11.48	$24,013	2.16%	1.15%	to	2.05%	(2.56)%	to	(1.72)%
2017	1,986	$10.86	to	$11.68	$22,581	0.87%	1.15%	to	2.05%	0.97%	to	1.84%
2016	2,189	$10.72	to	$11.47	$24,543	2.23%	1.15%	to	2.05%	0.21%	to	1.12%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
2020	15,871	$15.45	to	$24.32	$290,007	2.49%	0.30%	to	3.40%	9.72%	to	13.13%
2019	17,127	$14.07	to	$22.13	$281,339	2.37%	0.30%	to	3.40%	13.41%	to	16.92%
2018	19,593	$12.40	to	$19.48	$279,543	2.24%	0.30%	to	3.40%	(5.22)%	to	(2.32)%
2017	22,719	$13.08	to	$20.54	$337,012	—%	0.30%	to	3.40%	7.52%	to	10.78%
2016	26,102	$12.17	to	$19.08	$354,464	1.44%	0.30%	to	3.40%	3.06%	to	6.20%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 1
2020	1,976	$11.12	to	$11.50	$20,327	3.63%	1.40%	to	2.20%	6.74%	to	7.60%
2019	2,148	$10.42	to	$10.69	$20,543	3.36%	1.40%	to	2.20%	8.16%	to	9.03%
2018	2,200	$9.63	to	$9.80	$19,278	3.14%	1.40%	to	2.20%	(3.17)%	to	(2.39)%
2017	2,396	$9.95	to	$10.04	$21,481	2.45%	1.40%	to	2.20%	2.28%	to	3.10%
2016¹	2,654	$9.72	to	$9.74	$23,265	—%	1.40%	to	2.20%	(2.76)%	to	(2.59)%
AZL Fidelity Institutional Asset Management Total Bond Fund Class 2
2020	13,699	$10.14	to	$13.41	$157,259	3.24%	—%	to	3.40%	5.25%	to	8.84%
2019	15,038	$9.63	to	$12.32	$161,773	2.94%	—%	to	3.40%	6.65%	to	10.28%
2018	16,774	$9.03	to	$11.17	$166,707	2.77%	—%	to	3.40%	(4.53)%	to	(1.25)%
2017	18,913	$9.49	to	$11.32	$193,945	2.32%	—%	to	3.40%	0.90%	to	4.27%
2016	21,214	$9.38	to	$10.85	$212,292	2.20%	—%	to	3.40%	(3.08)%	to	5.19%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL Gateway Fund
2020	5,110	$11.47	to	$16.24	$68,305	1.06%	—%	to	3.40%	3.81%	to	7.30%
2019	5,468	$11.16	to	$15.13	$69,198	0.97%	—%	to	3.40%	7.23%	to	10.82%
2018	5,770	$10.39	to	$13.65	$67,026	1.23%	—%	to	3.40%	(7.76)%	to	(4.65)%
2017	6,358	$11.20	to	$14.32	$79,227	0.99%	—%	to	3.40%	6.02%	to	9.46%
2016	7,150	$10.60	to	$13.08	$82,553	1.94%	—%	to	3.40%	1.59%	to	4.84%
AZL Government Money Market Fund
2020	57,985	$6.43	to	$13.10	$585,305	0.18%	—%	to	3.40%	(3.11)%	to	0.21%
2019	47,890	$6.63	to	$13.07	$466,646	1.37%	—%	to	3.40%	(1.90)%	to	1.39%
2018	46,559	$6.76	to	$12.89	$430,314	1.00%	—%	to	3.40%	(2.28)%	to	1.01%
2017	50,262	$6.91	to	$12.76	$463,873	0.04%	—%	to	3.40%	(3.19)%	to	0.05%
2016	65,690	$7.42	to	$12.76	$618,130	—%	—%	to	3.40%	(3.14)%	to	0.01%
AZL International Index Fund Class 1
2020	7,160	$12.69	to	$13.55	$95,192	5.00%	1.15%	to	2.70%	4.79%	to	6.43%
2019	8,028	$12.11	to	$12.73	$100,779	3.66%	1.15%	to	2.70%	18.43%	to	20.28%
2018	8,927	$10.23	to	$10.59	$93,602	3.99%	1.15%	to	2.70%	(16.11)%	to	(14.79)%
2017	10,154	$12.19	to	$12.43	$125,461	1.31%	1.15%	to	2.70%	21.80%	to	23.69%
2016¹	11,655	$10.01	to	$10.04	$117,030	—%	1.15%	to	2.70%	0.12%	to	0.45%
AZL International Index Fund Class 2
2020	31,392	$11.76	to	$19.74	$410,582	3.13%	—%	to	3.40%	3.85%	to	7.40%
2019	35,569	$11.31	to	$18.59	$442,769	2.26%	—%	to	3.40%	17.44%	to	21.44%
2018	40,672	$9.63	to	$15.49	$426,442	2.60%	—%	to	3.40%	(16.89)%	to	(14.04)%
2017	46,614	$11.58	to	$18.23	$581,653	0.90%	—%	to	3.40%	20.67%	to	24.77%
2016	52,352	$9.59	to	$14.78	$535,611	1.18%	—%	to	3.40%	(2.99)%	to	0.54%
AZL MetWest Total Return Bond Fund
2020	3,083	$11.03	to	$11.62	$35,007	2.72%	1.15%	to	2.05%	6.42%	to	7.34%
2019	2,669	$10.36	to	$10.83	$28,365	2.53%	1.15%	to	2.05%	6.34%	to	7.26%
2018	2,684	$9.74	to	$10.09	$26,688	1.96%	1.15%	to	2.05%	(2.20)%	to	(1.35)%
2017	2,452	$9.96	to	$10.23	$24,822	1.58%	1.15%	to	2.05%	1.10%	to	1.97%
2016	2,313	$9.84	to	$10.03	$23,040	1.26%	1.15%	to	2.05%	0.23%	to	1.14%
AZL Mid Cap Index Fund Class 1
2020	3,835	$14.78	to	$15.32	$47,856	3.95%	1.15%	to	2.55%	12.31%	to	13.28%
2019	4,205	$13.16	to	$13.53	$46,374	3.04%	1.15%	to	2.55%	22.74%	to	23.79%
2018	4,621	$10.72	to	$10.98	$41,617	2.38%	1.15%	to	2.55%	(12.95)%	to	(12.03)%
2017	5,029	$12.32	to	$12.48	$51,831	1.00%	1.15%	to	2.55%	13.56%	to	14.76%
2016¹	5,539	$10.85	to	$10.87	$50,249	—%	1.15%	to	2.55%	8.49%	to	8.73%
AZL Mid Cap Index Fund Class 2
2020	16,929	$21.89	to	$39.34	$416,121	1.17%	—%	to	3.40%	10.75%	to	14.53%
2019	20,304	$19.72	to	$34.75	$446,410	1.03%	—%	to	3.40%	21.15%	to	25.28%
2018	23,184	$16.25	to	$28.06	$415,541	0.88%	—%	to	3.40%	(14.28)%	to	(11.35)%
2017	27,603	$18.92	to	$32.02	$569,909	0.46%	—%	to	3.40%	12.05%	to	15.85%
2016	31,869	$16.85	to	$27.96	$579,168	0.66%	—%	to	3.40%	8.37%	to	19.52%
AZL Moderate Index Strategy Fund
2020	25,225	$18.51	to	$30.53	$576,533	1.97%	0.30%	to	3.40%	9.11%	to	12.50%
2019	27,963	$16.96	to	$27.14	$578,003	2.34%	0.30%	to	3.40%	15.39%	to	18.97%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	31,485	$14.69	to	$22.81	$557,352	0.96%	0.30%	to	3.40%	(8.31)%	to	(5.46)%
2017	36,691	$16.01	to	$24.13	$699,846	2.10%	0.30%	to	3.40%	9.58%	to	12.96%
2016	39,563	$14.61	to	$21.36	$679,183	1.89%	0.30%	to	3.40%	5.27%	to	8.58%
AZL MSCI Emerging Markets Equity Index Class 1
2020	1,380	$13.79	to	$15.38	$16,447	3.65%	1.40%	to	2.20%	14.70%	to	15.63%
2019	1,622	$12.02	to	$13.30	$16,781	1.92%	1.40%	to	2.20%	14.99%	to	15.92%
2018	1,795	$10.45	to	$11.48	$16,002	1.89%	1.40%	to	2.20%	(17.16)%	to	(16.49)%
2017	1,986	$12.62	to	$13.74	$21,422	0.55%	1.40%	to	2.20%	34.00%	to	35.07%
2016	2,210	$9.42	to	$10.17	$17,737	0.89%	1.40%	to	2.20%	7.81%	to	8.68%
AZL MSCI Emerging Markets Equity Index Class 2
2020	7,801	$11.05	to	$18.01	$102,936	3.35%	—%	to	3.40%	13.05%	to	16.92%
2019	9,099	$9.71	to	$15.41	$105,083	1.64%	—%	to	3.40%	13.32%	to	17.18%
2018	10,178	$8.51	to	$13.15	$102,415	1.63%	—%	to	3.40%	(18.26)%	to	(15.46)%
2017	11,659	$10.34	to	$15.55	$142,017	0.40%	—%	to	3.40%	32.14%	to	36.63%
2016	12,851	$7.78	to	$11.38	$116,793	0.59%	—%	to	3.40%	6.32%	to	9.89%
AZL MSCI Global Equity Index Fund
2020	216	$19.13	to	$23.49	$4,531	0.80%	0.30%	to	2.05%	13.07%	to	15.01%
2019	296	$16.92	to	$20.42	$5,452	1.48%	0.30%	to	2.05%	24.73%	to	26.87%
2018	437	$13.57	to	$16.10	$6,337	2.12%	0.30%	to	2.05%	(10.75)%	to	(9.21)%
2017	420	$15.20	to	$17.73	$6,770	2.14%	0.30%	to	2.05%	19.77%	to	21.81%
2016	163	$12.69	to	$14.56	$2,190	2.77%	0.30%	to	2.05%	(2.89)%	to	(1.23)%
AZL MVP Balanced Index Strategy Fund
2020	17,451	$13.64	to	$18.18	$278,234	1.98%	—%	to	3.40%	2.63%	to	5.98%
2019	18,953	$13.29	to	$17.15	$289,123	2.08%	—%	to	3.40%	13.23%	to	16.92%
2018	19,962	$11.73	to	$14.67	$264,376	0.81%	—%	to	3.40%	(7.47)%	to	(4.44)%
2017	20,095	$12.68	to	$15.35	$282,458	1.87%	—%	to	3.40%	5.35%	to	11.40%
2016	21,128	$11.67	to	$13.78	$270,065	2.20%	—%	to	3.40%	3.10%	to	6.61%
AZL MVP DFA Multi-Strategy Fund
2020	6,703	$11.69	to	$12.31	$81,082	2.93%	1.15%	to	2.05%	1.66%	to	2.59%
2019	7,288	$11.50	to	$12.00	$86,188	0.93%	1.15%	to	2.05%	13.46%	to	14.49%
2018	7,624	$10.14	to	$10.48	$79,000	0.77%	1.15%	to	2.05%	(8.14)%	to	(7.30)%
2017	6,487	$11.04	to	$11.31	$72,747	0.42%	1.15%	to	2.05%	10.27%	to	11.27%
2016	4,940	$10.01	to	$10.16	$49,944	—%	1.15%	to	2.05%	6.84%	to	7.81%
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
2020	15,271	$13.85	to	$14.92	$221,761	2.69%	1.15%	to	2.05%	5.04%	to	5.94%
2019	16,844	$13.18	to	$14.08	$231,613	3.95%	1.15%	to	2.05%	13.94%	to	14.92%
2018	18,055	$11.57	to	$12.25	$216,696	3.27%	1.15%	to	2.05%	(4.08)%	to	(3.25)%
2017	19,489	$12.06	to	$12.66	$242,510	1.32%	1.15%	to	2.05%	8.74%	to	9.67%
2016	22,392	$11.09	to	$11.55	$254,860	3.98%	1.15%	to	2.05%	(1.18)%	to	(0.33)%
AZL MVP Fusion Dynamic Balanced Fund
2020	45,695	$13.08	to	$20.94	$751,880	2.39%	0.30%	to	3.40%	0.36%	to	3.47%
2019	52,096	$13.03	to	$20.24	$841,576	2.50%	0.30%	to	3.40%	11.95%	to	15.41%
2018	58,795	$11.63	to	$17.53	$836,480	1.22%	0.30%	to	3.40%	(8.53)%	to	(5.69)%
2017	65,536	$12.71	to	$18.59	$1,004,139	1.67%	0.30%	to	3.40%	8.54%	to	11.89%
2016	72,168	$11.70	to	$16.62	$1,003,300	2.28%	0.30%	to	3.40%	2.38%	to	5.61%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
AZL MVP Fusion Dynamic Conservative Fund
2020	14,119	$13.08	to	$18.11	$218,170	2.27%	0.30%	to	3.40%	1.48%	to	4.47%
2019	15,217	$12.89	to	$17.33	$228,175	2.42%	0.30%	to	3.40%	9.96%	to	13.20%
2018	16,017	$11.72	to	$15.31	$214,900	1.34%	0.30%	to	3.40%	(6.80)%	to	(4.04)%
2017	17,254	$12.57	to	$15.96	$244,361	1.80%	0.30%	to	3.40%	5.87%	to	8.98%
2016	19,076	$11.88	to	$14.64	$251,287	2.31%	0.30%	to	3.40%	2.00%	to	5.00%
AZL MVP Fusion Dynamic Moderate Fund
2020	101,488	$13.12	to	$21.00	$1,688,704	2.17%	0.30%	to	3.40%	1.08%	to	4.22%
2019	111,981	$12.97	to	$20.15	$1,815,251	2.51%	0.30%	to	3.40%	13.44%	to	16.96%
2018	123,837	$11.43	to	$17.23	$1,742,029	1.12%	0.30%	to	3.40%	(9.56)%	to	(6.74)%
2017	138,054	$12.63	to	$18.48	$2,113,272	1.56%	0.30%	to	3.40%	10.24%	to	13.64%
2016	153,140	$11.45	to	$16.26	$2,093,581	2.15%	0.30%	to	3.40%	1.22%	to	4.41%
AZL MVP Global Balanced Index Strategy Fund
2020	43,019	$13.85	to	$15.02	$628,373	9.13%	1.15%	to	2.05%	5.61%	to	6.58%
2019	48,772	$13.11	to	$14.09	$670,508	1.72%	1.15%	to	2.05%	13.84%	to	14.88%
2018	53,792	$11.52	to	$12.27	$645,646	1.45%	1.15%	to	2.05%	(7.70)%	to	(6.85)%
2017	56,999	$12.48	to	$13.17	$736,643	0.38%	1.15%	to	2.05%	9.19%	to	10.18%
2016	61,247	$11.43	to	$11.95	$720,554	2.65%	1.15%	to	2.05%	1.33%	to	2.26%
AZL MVP Growth Index Strategy Fund
2020	126,639	$15.33	to	$20.71	$2,254,083	1.86%	—%	to	3.40%	1.27%	to	4.73%
2019	138,335	$15.14	to	$19.78	$2,390,898	2.16%	—%	to	3.40%	16.55%	to	20.52%
2018	148,195	$12.99	to	$16.41	$2,160,089	0.82%	—%	to	3.40%	(9.55)%	to	(6.45)%
2017	149,425	$14.36	to	$17.54	$2,365,878	1.15%	—%	to	3.40%	7.96%	to	15.96%
2016	145,096	$12.81	to	$15.13	$2,013,691	1.98%	—%	to	3.40%	3.24%	to	6.80%
AZL MVP Moderate Index Strategy Fund
2020	26,364	$16.82	to	$18.24	$467,774	1.87%	1.15%	to	2.05%	4.27%	to	5.23%
2019	27,930	$16.13	to	$17.33	$472,411	2.13%	1.15%	to	2.05%	16.23%	to	17.29%
2018	29,910	$13.87	to	$14.78	$432,622	0.86%	1.15%	to	2.05%	(7.19)%	to	(6.34)%
2017	31,560	$14.95	to	$15.78	$488,774	1.67%	1.15%	to	2.05%	10.92%	to	11.93%
2016	33,159	$13.48	to	$14.10	$460,143	2.21%	1.15%	to	2.05%	3.30%	to	4.24%
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
2020	72,009	$15.91	to	$16.95	$1,192,293	2.83%	1.15%	to	2.05%	5.82%	to	6.79%
2019	74,088	$15.03	to	$15.87	$1,152,403	1.84%	1.15%	to	2.05%	18.93%	to	20.01%
2018	73,504	$12.64	to	$13.22	$955,798	0.98%	1.15%	to	2.05%	(3.68)%	to	(2.80)%
2017	72,712	$13.12	to	$13.60	$975,914	1.24%	1.15%	to	2.05%	11.90%	to	12.92%
2016	67,646	$11.73	to	$12.05	$806,706	1.56%	1.15%	to	2.05%	5.44%	to	6.40%
AZL Russell 1000 Growth Index Fund Class 1
2020	3,828	$22.38	to	$23.20	$65,837	1.15%	1.15%	to	2.55%	36.00%	to	37.17%
2019	4,219	$16.46	to	$16.91	$53,537	1.39%	1.15%	to	2.55%	32.58%	to	33.71%
2018	4,695	$12.41	to	$12.71	$45,307	1.58%	1.15%	to	2.55%	(4.01)%	to	(2.99)%
2017	5,141	$12.93	to	$13.10	$51,623	0.39%	1.15%	to	2.55%	26.39%	to	27.72%
2016¹	5,752	$10.23	to	$10.25	$45,595	—%	1.15%	to	2.55%	2.32%	to	2.55%
AZL Russell 1000 Growth Index Fund Class 2
2020	17,486	$32.63	to	$52.11	$670,828	0.56%	—%	to	3.40%	34.01%	to	38.58%
2019	21,752	$24.35	to	$37.61	$617,780	0.75%	—%	to	3.40%	30.82%	to	35.28%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	25,179	$18.61	to	$27.80	$540,363	0.89%	—%	to	3.40%	(5.38)%	to	(2.14)%
2017	30,052	$19.67	to	$28.41	$674,397	0.26%	—%	to	3.40%	24.65%	to	28.89%
2016	34,351	$15.78	to	$22.04	$614,437	0.12%	—%	to	3.40%	2.04%	to	6.43%
AZL Russell 1000 Value Index Fund Class 1
2020	11,271	$12.88	to	$13.75	$132,301	3.03%	1.15%	to	2.70%	(0.48)%	to	1.08%
2019	12,877	$12.94	to	$13.61	$150,207	2.93%	1.15%	to	2.70%	22.77%	to	24.69%
2018	14,383	$10.54	to	$10.91	$135,319	2.75%	1.15%	to	2.70%	(10.95)%	to	(9.55)%
2017	16,153	$11.84	to	$12.06	$169,571	0.88%	1.15%	to	2.70%	10.36%	to	12.08%
2016¹	18,456	$10.73	to	$10.76	$170,485	—%	1.15%	to	2.70%	7.28%	to	7.64%
AZL Russell 1000 Value Index Fund Class 2
2020	19,013	$17.32	to	$28.21	$383,626	1.99%	—%	to	3.40%	(1.36)%	to	2.01%
2019	21,683	$17.56	to	$27.65	$439,080	1.93%	—%	to	3.40%	21.72%	to	25.86%
2018	24,316	$14.43	to	$21.97	$398,225	1.85%	—%	to	3.40%	(11.74)%	to	(8.72)%
2017	28,948	$16.35	to	$24.07	$530,578	0.66%	—%	to	3.40%	9.30%	to	13.02%
2016	32,904	$14.89	to	$21.30	$546,356	0.19%	—%	to	3.40%	7.03%	to	16.15%
AZL S&P 500 Index Fund
2020	38,580	$19.68	to	$32.04	$911,458	1.68%	—%	to	3.40%	11.39%	to	17.15%
2019	42,064	$17.08	to	$27.35	$864,709	1.52%	0.30%	to	3.40%	26.58%	to	30.50%
2018	48,216	$13.30	to	$20.96	$771,527	1.52%	0.30%	to	3.40%	(7.99)%	to	(5.13)%
2017	57,352	$14.26	to	$22.09	$985,017	0.92%	0.30%	to	3.40%	17.37%	to	21.00%
2016	66,003	$11.98	to	$18.26	$952,218	1.53%	0.30%	to	3.40%	4.83%	to	11.12%
AZL Small Cap Stock Index Fund Class 1
2020	3,021	$14.27	to	$15.20	$42,048	1.93%	1.15%	to	2.70%	8.07%	to	9.70%
2019	3,382	$13.21	to	$13.86	$43,271	1.58%	1.15%	to	2.70%	19.21%	to	21.02%
2018	3,788	$11.08	to	$11.45	$40,530	1.39%	1.15%	to	2.70%	(10.99)%	to	(9.64)%
2017	4,369	$12.45	to	$12.67	$52,401	0.67%	1.15%	to	2.70%	9.99%	to	11.65%
2016¹	4,946	$11.31	to	$11.35	$53,646	—%	1.15%	to	2.70%	13.16%	to	13.52%
AZL Small Cap Stock Index Fund Class 2
2020	19,900	$18.98	to	$29.82	$443,512	1.12%	—%	to	3.40%	7.05%	to	10.71%
2019	22,355	$17.72	to	$26.93	$459,446	0.92%	—%	to	3.40%	18.17%	to	22.19%
2018	24,867	$14.99	to	$22.04	$425,568	0.85%	—%	to	3.40%	(11.95)%	to	(8.93)%
2017	29,215	$17.02	to	$24.20	$562,093	0.48%	—%	to	3.40%	9.04%	to	12.74%
2016	33,643	$15.60	to	$21.46	$586,193	0.75%	—%	to	3.40%	13.03%	to	25.71%
AZL T. Rowe Price Capital Appreciation Fund
2020	24,624	$20.61	to	$36.63	$610,525	1.38%	0.30%	to	3.40%	13.60%	to	17.13%
2019	26,701	$18.13	to	$31.28	$580,071	2.08%	0.30%	to	3.40%	20.28%	to	24.01%
2018	28,493	$15.07	to	$25.22	$508,467	0.91%	0.30%	to	3.40%	(2.95)%	to	0.07%
2017	31,456	$15.52	to	$25.20	$574,307	1.33%	0.30%	to	3.40%	11.26%	to	14.70%
2016	31,990	$13.94	to	$21.97	$524,502	0.73%	0.30%	to	3.40%	4.29%	to	7.52%
BlackRock Equity Dividend V.I. Fund
2020	45	$25.82	to	$25.82	$1,170	1.92%	0.30%	to	0.30%	3.26%	to	3.26%
2019	58	$25.00	to	$25.00	$1,440	1.73%	0.30%	to	0.30%	27.08%	to	27.08%
2018	70	$19.67	to	$19.67	$1,369	1.87%	0.30%	to	0.30%	(7.69)%	to	(7.69)%
2017	49	$21.31	to	$21.31	$1,044	1.51%	0.30%	to	0.30%	16.14%	to	16.14%
2016	64	$18.35	to	$18.35	$1,173	1.62%	0.30%	to	0.30%	15.71%	to	15.71%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
BlackRock Global Allocation V.I. Fund
2020	70,620	$13.25	to	$32.31	$1,127,675	1.22%	—%	to	3.40%	16.72%	to	20.71%
2019	83,597	$11.34	to	$27.64	$1,126,831	1.21%	—%	to	3.40%	13.88%	to	17.75%
2018	97,309	$9.96	to	$24.23	$1,135,560	0.81%	—%	to	3.40%	(10.64)%	to	(7.58)%
2017	112,552	$11.13	to	$27.08	$1,448,787	1.23%	—%	to	3.40%	9.97%	to	13.71%
2016	128,496	$10.12	to	$24.59	$1,481,681	1.18%	—%	to	3.40%	0.38%	to	3.80%
BNY Mellon VIF Appreciation Portfolio
2020	2	$37.95	to	$37.95	$62	0.55%	0.30%	to	0.30%	23.01%	to	23.01%
2019	2	$30.85	to	$30.85	$50	0.95%	0.30%	to	0.30%	35.37%	to	35.37%
2018	2	$22.79	to	$22.79	$55	0.95%	0.30%	to	0.30%	(7.38)%	to	(7.38)%
2017	4	$24.60	to	$24.60	$91	1.09%	0.30%	to	0.30%	26.63%	to	26.63%
2016	5	$19.43	to	$19.43	$99	1.31%	0.30%	to	0.30%	7.31%	to	7.31%
ClearBridge Variable Aggressive Growth Portfolio
2020	41	$31.25	to	$31.25	$1,275	0.59%	0.30%	to	0.30%	17.38%	to	17.38%
2019	44	$26.62	to	$26.62	$1,170	0.71%	0.30%	to	0.30%	24.37%	to	24.37%
2018	56	$21.41	to	$21.41	$1,200	0.38%	0.30%	to	0.30%	(8.84)%	to	(8.84)%
2017	55	$23.48	to	$23.48	$1,282	0.24%	0.30%	to	0.30%	15.64%	to	15.64%
2016	71	$20.31	to	$20.31	$1,445	0.38%	0.30%	to	0.30%	0.63%	to	0.63%
Columbia Variable Portfolio – Seligman Global Technology Fund
2020	36	$37.26	to	$42.69	$1,446	—%	1.15%	to	2.55%	43.21%	to	44.15%
2019	41	$26.02	to	$29.62	$1,144	—%	1.15%	to	2.55%	52.16%	to	53.15%
2018	47	$17.10	to	$19.34	$872	—%	1.15%	to	2.55%	(10.02)%	to	(9.43)%
2017	52	$19.00	to	$21.35	$1,060	—%	1.15%	to	2.55%	32.48%	to	33.34%
2016	61	$14.35	to	$16.01	$930	—%	1.15%	to	2.55%	16.96%	to	17.73%
Davis VA Financial Portfolio
2020	1,725	$14.46	to	$28.34	$39,297	1.50%	1.00%	to	3.40%	(9.09)%	to	(7.07)%
2019	1,894	$15.90	to	$30.50	$47,060	1.51%	1.00%	to	3.40%	21.71%	to	24.42%
2018	2,098	$13.06	to	$24.51	$42,277	1.15%	1.00%	to	3.40%	(13.63)%	to	(11.70)%
2017	2,478	$15.11	to	$27.76	$57,372	0.73%	1.00%	to	3.40%	17.49%	to	20.03%
2016	2,659	$12.86	to	$23.13	$51,650	0.97%	1.00%	to	3.40%	10.54%	to	12.94%
Davis VA Real Estate Portfolio
2020	5	$39.86	to	$44.25	$206	2.00%	1.15%	to	2.55%	(9.82)%	to	(9.36)%
2019	6	$44.19	to	$48.82	$266	0.98%	1.15%	to	2.55%	23.38%	to	24.00%
2018	7	$35.82	to	$39.38	$260	2.68%	1.15%	to	2.55%	(6.62)%	to	(6.15)%
2017	8	$38.36	to	$41.95	$324	1.19%	1.15%	to	2.55%	6.22%	to	6.75%
2016	10	$35.21	to	$39.30	$375	1.66%	1.15%	to	2.55%	7.47%	to	8.17%
Eaton Vance VT Floating-Rate Income Fund
2020	64	$17.99	to	$17.99	$1,148	3.37%	0.30%	to	0.30%	1.69%	to	1.69%
2019	101	$17.69	to	$17.69	$1,778	4.40%	0.30%	to	0.30%	6.77%	to	6.77%
2018	462	$16.57	to	$16.57	$7,662	3.84%	0.30%	to	0.30%	(0.38)%	to	(0.38)%
2017	346	$16.63	to	$16.63	$5,748	3.26%	0.30%	to	0.30%	3.12%	to	3.12%
2016	327	$16.13	to	$16.13	$5,276	3.49%	0.30%	to	0.30%	8.63%	to	8.63%
Fidelity VIP Emerging Markets Portfolio
2020	262	$17.39	to	$17.39	$4,563	0.77%	0.30%	to	0.30%	30.48%	to	30.48%
2019	408	$13.32	to	$13.32	$5,435	1.44%	0.30%	to	0.30%	28.81%	to	28.81%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	419	$10.34	to	$10.34	$4,333	0.64%	0.30%	to	0.30%	(18.41)%	to	(18.41)%
2017	217	$12.68	to	$12.68	$2,755	0.57%	0.30%	to	0.30%	46.61%	to	46.61%
2016	144	$8.65	to	$8.65	$1,244	0.12%	0.30%	to	0.30%	2.64%	to	2.64%
Fidelity VIP FundsManager 50% Portfolio
2020	1,184	$14.35	to	$19.71	$21,338	0.98%	1.15%	to	3.40%	10.18%	to	12.59%
2019	1,394	$13.03	to	$17.51	$22,443	1.50%	1.15%	to	3.40%	13.87%	to	16.35%
2018	1,673	$11.81	to	$15.05	$23,202	1.19%	1.15%	to	3.40%	(8.23)%	to	(6.46)%
2017	2,008	$12.79	to	$16.08	$29,900	1.00%	1.15%	to	3.40%	10.77%	to	12.95%
2016	2,080	$11.49	to	$14.24	$27,736	1.11%	1.15%	to	3.40%	0.85%	to	2.89%
Fidelity VIP FundsManager 60% Portfolio
2020	4,747	$14.57	to	$19.43	$83,695	0.91%	1.15%	to	3.40%	11.18%	to	13.61%
2019	5,418	$13.10	to	$17.10	$84,768	1.31%	1.15%	to	3.40%	16.35%	to	18.88%
2018	6,504	$11.26	to	$14.39	$86,245	1.03%	1.15%	to	3.40%	(9.56)%	to	(7.58)%
2017	7,723	$12.45	to	$15.57	$111,536	0.95%	1.15%	to	3.40%	12.98%	to	15.44%
2016	7,539	$11.02	to	$13.48	$95,645	1.10%	1.15%	to	3.40%	1.25%	to	3.46%
Fidelity VIP Mid Cap Portfolio
2020	8	$77.74	to	$77.74	$611	0.42%	0.30%	to	0.30%	17.51%	to	17.51%
2019	7	$66.15	to	$66.15	$482	0.63%	0.30%	to	0.30%	22.80%	to	22.80%
2018	10	$53.87	to	$53.87	$515	0.66%	0.30%	to	0.30%	(15.03)%	to	(15.03)%
2017	66	$63.40	to	$63.40	$4,154	0.49%	0.30%	to	0.30%	20.18%	to	20.18%
2016	41	$52.75	to	$52.75	$2,151	0.84%	0.30%	to	0.30%	11.59%	to	11.59%
Fidelity VIP Strategic Income Portfolio
2020	87	$23.79	to	$23.79	$2,076	3.54%	0.30%	to	0.30%	6.84%	to	6.84%
2019	82	$22.27	to	$22.27	$1,824	3.04%	0.30%	to	0.30%	10.32%	to	10.32%
2018	99	$20.19	to	$20.19	$2,007	3.83%	0.30%	to	0.30%	(3.12)%	to	(3.12)%
2017	85	$20.83	to	$20.83	$1,772	3.03%	0.30%	to	0.30%	7.22%	to	7.22%
2016	85	$19.43	to	$19.43	$1,651	4.04%	0.30%	to	0.30%	7.69%	to	7.69%
Franklin Allocation VIP Fund
2020	7,004	$11.42	to	$18.13	$91,318	1.47%	0.30%	to	3.40%	8.05%	to	11.41%
2019	7,880	$10.56	to	$16.27	$94,216	3.54%	0.30%	to	3.40%	15.91%	to	19.50%
2018	8,691	$9.11	to	$13.62	$88,663	3.06%	0.30%	to	3.40%	(12.64)%	to	(9.92)%
2017	9,965	$10.42	to	$15.12	$115,400	2.70%	0.30%	to	3.40%	8.30%	to	11.64%
2016	11,344	$9.61	to	$13.54	$120,137	3.92%	0.30%	to	3.40%	9.40%	to	12.84%
Franklin Income VIP Fund
2020	14,395	$41.07	to	$107.46	$938,004	5.90%	0.30%	to	3.40%	(2.63)%	to	0.39%
2019	16,166	$42.18	to	$107.04	$1,065,730	5.37%	0.30%	to	3.40%	12.23%	to	15.71%
2018	18,039	$37.59	to	$92.51	$1,037,495	4.84%	0.30%	to	3.40%	(7.47)%	to	(4.59)%
2017	20,956	$40.62	to	$96.96	$1,288,820	4.19%	0.30%	to	3.40%	6.07%	to	9.34%
2016	22,898	$38.30	to	$88.68	$1,292,378	4.98%	0.30%	to	3.40%	10.27%	to	13.68%
Franklin Mutual Shares VIP Fund
2020	11,027	$22.03	to	$45.31	$296,587	2.83%	0.30%	to	3.40%	(8.18)%	to	(5.33)%
2019	12,376	$23.98	to	$47.86	$360,673	1.82%	0.30%	to	3.40%	18.53%	to	22.20%
2018	14,006	$20.22	to	$39.16	$338,348	2.36%	0.30%	to	3.40%	(12.08)%	to	(9.34)%
2017	16,656	$22.98	to	$43.20	$457,143	2.26%	0.30%	to	3.40%	4.79%	to	8.02%
2016	18,891	$21.92	to	$39.99	$487,498	2.01%	0.30%	to	3.40%	12.23%	to	15.71%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Franklin Rising Dividends VIP Fund
2020	3,364	$70.29	to	$149.29	$218,720	1.35%	0.30%	to	2.70%	12.87%	to	15.62%
2019	3,768	$62.28	to	$129.12	$219,360	1.35%	0.30%	to	2.70%	25.79%	to	28.84%
2018	4,167	$49.51	to	$100.22	$194,815	1.35%	0.30%	to	2.70%	(7.62)%	to	(5.36)%
2017	4,755	$53.59	to	$105.89	$243,653	1.61%	0.30%	to	2.70%	17.35%	to	20.20%
2016	5,308	$45.66	to	$88.10	$233,739	1.49%	0.30%	to	2.70%	12.95%	to	15.69%
Franklin Strategic Income VIP Fund
2020	26	$27.48	to	$27.48	$701	5.00%	0.30%	to	0.30%	3.12%	to	3.12%
2019	27	$26.64	to	$26.64	$724	5.20%	0.30%	to	0.30%	7.73%	to	7.73%
2018	34	$24.73	to	$24.73	$832	2.73%	0.30%	to	0.30%	(2.43)%	to	(2.43)%
2017	38	$25.35	to	$25.35	$968	2.87%	0.30%	to	0.30%	4.25%	to	4.25%
2016	39	$24.32	to	$24.32	$958	3.61%	0.30%	to	0.30%	7.62%	to	7.62%
Franklin U.S. Government Securities VIP Fund
2020	6,556	$16.32	to	$47.40	$180,119	3.47%	—%	to	3.40%	0.40%	to	3.83%
2019	7,470	$16.26	to	$45.65	$200,585	2.93%	—%	to	3.40%	1.76%	to	5.23%
2018	8,497	$15.97	to	$43.38	$221,290	2.78%	—%	to	3.40%	(2.99)%	to	0.34%
2017	9,942	$16.47	to	$43.23	$262,563	2.68%	—%	to	3.40%	(1.99)%	to	1.34%
2016	11,754	$17.50	to	$42.66	$311,288	2.56%	—%	to	3.40%	(2.60)%	to	0.66%
Invesco Oppenheimer V.I. Global Strategic Income Fund
2020	81	$21.18	to	$32.54	$2,167	5.91%	1.15%	to	2.70%	0.64%	to	2.22%
2019	88	$21.04	to	$31.83	$2,303	3.84%	1.15%	to	2.70%	7.85%	to	9.54%
2018	96	$19.51	to	$29.06	$2,288	4.95%	1.15%	to	2.70%	(6.96)%	to	(5.50)%
2017	114	$20.97	to	$30.75	$2,903	2.27%	1.15%	to	2.70%	3.45%	to	5.06%
2016	149	$20.27	to	$29.27	$3,698	5.00%	1.15%	to	2.70%	3.69%	to	5.31%
Invesco Oppenheimer V.I. International Growth Fund
2020	39	$33.97	to	$33.97	$1,336	0.58%	0.30%	to	0.30%	20.68%	to	20.68%
2019	45	$28.15	to	$28.15	$1,281	0.83%	0.30%	to	0.30%	27.57%	to	27.57%
2018	78	$22.07	to	$22.07	$1,724	0.62%	0.30%	to	0.30%	(19.79)%	to	(19.79)%
2017	59	$27.51	to	$27.51	$1,632	1.12%	0.30%	to	0.30%	26.07%	to	26.07%
2016	60	$21.82	to	$21.82	$1,303	0.82%	0.30%	to	0.30%	(3.01)%	to	(3.01)%
Invesco V.I. American Value Fund
2020	10	$42.28	to	$42.28	$422	0.55%	0.30%	to	0.30%	0.55%	to	0.55%
2019	19	$42.04	to	$42.04	$780	0.38%	0.30%	to	0.30%	24.34%	to	24.34%
2018	15	$33.81	to	$33.81	$521	0.19%	0.30%	to	0.30%	(13.13)%	to	(13.13)%
2017	13	$38.92	to	$38.92	$522	0.60%	0.30%	to	0.30%	9.35%	to	9.35%
2016	18	$35.60	to	$35.60	$652	0.12%	0.30%	to	0.30%	14.87%	to	14.87%
Invesco V.I. Balanced-Risk Allocation Fund
2020	16	$24.46	to	$24.46	$394	7.83%	0.30%	to	0.30%	9.66%	to	9.66%
2019	17	$22.31	to	$22.31	$382	—%	0.30%	to	0.30%	14.54%	to	14.54%
2018	47	$19.47	to	$19.47	$924	1.30%	0.30%	to	0.30%	(6.99)%	to	(6.99)%
2017	48	$20.94	to	$20.94	$1,015	3.75%	0.30%	to	0.30%	9.50%	to	9.50%
2016	53	$19.12	to	$19.12	$1,017	0.20%	0.30%	to	0.30%	11.18%	to	11.18%
Ivy VIP Asset Strategy Portfolio
2020	11	$85.18	to	$85.18	$976	2.10%	0.30%	to	0.30%	13.54%	to	13.54%
2019	12	$75.02	to	$75.02	$878	2.08%	0.30%	to	0.30%	21.41%	to	21.41%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	13	$61.79	to	$61.79	$830	1.79%	0.30%	to	0.30%	(5.72)%	to	(5.72)%
2017	14	$65.54	to	$65.54	$938	1.43%	0.30%	to	0.30%	17.92%	to	17.92%
2016	27	$55.58	to	$55.58	$1,484	0.58%	0.30%	to	0.30%	(2.86)%	to	(2.86)%
Ivy VIP Energy Portfolio
2020	8	$5.21	to	$5.21	$43	1.66%	0.30%	to	0.30%	(37.02)%	to	(37.02)%
2019	15	$8.27	to	$8.27	$128	—%	0.30%	to	0.30%	3.17%	to	3.17%
2018	37	$8.01	to	$8.01	$298	—%	0.30%	to	0.30%	(34.33)%	to	(34.33)%
2017	48	$12.20	to	$12.20	$588	0.94%	0.30%	to	0.30%	(12.90)%	to	(12.90)%
2016	43	$14.01	to	$14.01	$604	0.12%	0.30%	to	0.30%	34.15%	to	34.15%
Ivy VIP Growth Portfolio
2020	1	$384.73	to	$384.73	$506	—%	0.30%	to	0.30%	30.16%	to	30.16%
2019	1	$295.59	to	$295.59	$398	—%	0.30%	to	0.30%	36.18%	to	36.18%
2018	2	$217.07	to	$217.07	$403	0.03%	0.30%	to	0.30%	1.98%	to	1.98%
2017	1	$212.86	to	$212.86	$312	0.24%	0.30%	to	0.30%	28.95%	to	28.95%
2016	1	$165.07	to	$165.07	$244	0.02%	0.30%	to	0.30%	0.92%	to	0.92%
Ivy VIP Mid Cap Growth Portfolio
2020	12	$72.36	to	$72.36	$889	—%	0.30%	to	0.30%	48.55%	to	48.55%
2019	14	$48.71	to	$48.71	$698	—%	0.30%	to	0.30%	37.53%	to	37.53%
2018	12	$35.42	to	$35.42	$410	—%	0.30%	to	0.30%	(0.36)%	to	(0.36)%
2017	16	$35.54	to	$35.54	$553	—%	0.30%	to	0.30%	26.52%	to	26.52%
2016	16	$28.09	to	$28.09	$438	—%	0.30%	to	0.30%	5.80%	to	5.80%
Ivy VIP Natural Resources Portfolio
2020	6	$9.39	to	$9.39	$59	2.48%	0.30%	to	0.30%	(12.25)%	to	(12.25)%
2019	6	$10.70	to	$10.70	$60	1.02%	0.30%	to	0.30%	9.13%	to	9.13%
2018	6	$9.80	to	$9.80	$61	0.30%	0.30%	to	0.30%	(23.46)%	to	(23.46)%
2017	6	$12.81	to	$12.81	$74	0.12%	0.30%	to	0.30%	2.66%	to	2.66%
2016	9	$12.48	to	$12.48	$112	0.69%	0.30%	to	0.30%	23.44%	to	23.44%
Ivy VIP Science and Technology Portfolio
2020	4	$287.07	to	$287.07	$1,046	—%	0.30%	to	0.30%	34.95%	to	34.95%
2019	6	$212.72	to	$212.72	$1,303	—%	0.30%	to	0.30%	49.04%	to	49.04%
2018	9	$142.73	to	$142.73	$1,257	—%	0.30%	to	0.30%	(5.52)%	to	(5.52)%
2017	9	$151.07	to	$151.07	$1,434	—%	0.30%	to	0.30%	31.72%	to	31.72%
2016	11	$114.69	to	$114.69	$1,252	—%	0.30%	to	0.30%	1.24%	to	1.24%
JPMorgan Insurance Trust Core Bond Portfolio
2020	1,737	$9.14	to	$15.83	$25,385	1.83%	0.30%	to	2.05%	5.54%	to	7.36%
2019	1,592	$8.52	to	$14.87	$22,080	2.36%	0.30%	to	2.05%	5.73%	to	7.54%
2018	1,530	$7.92	to	$13.94	$19,933	2.22%	0.30%	to	2.05%	(2.21)%	to	(0.53)%
2017	1,336	$7.96	to	$14.14	$17,566	2.34%	0.30%	to	2.05%	1.26%	to	2.99%
2016	1,231	$7.73	to	$13.84	$15,949	2.59%	0.30%	to	2.05%	(0.18)%	to	1.53%
Lazard Retirement International Equity Portfolio
2020	12	$24.16	to	$24.16	$283	2.24%	0.30%	to	0.30%	7.91%	to	7.91%
2019	12	$22.39	to	$22.39	$260	0.34%	0.30%	to	0.30%	20.64%	to	20.64%
2018	12	$18.56	to	$18.56	$224	1.55%	0.30%	to	0.30%	(14.17)%	to	(14.17)%
2017	13	$21.62	to	$21.62	$271	2.33%	0.30%	to	0.30%	21.97%	to	21.97%
2016	14	$17.73	to	$17.73	$246	0.99%	0.30%	to	0.30%	(4.57)%	to	(4.57)%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
2020	9	$57.01	to	$57.01	$536.00	0.04%	0.30%	to	0.30%	6.47%	to	6.47%
2019	72	$53.55	to	$53.55	$3,860.00	—%	0.30%	to	0.30%	29.54%	to	29.54%
2018	71	$41.34	to	$41.34	$2,951.00	0.02%	0.30%	to	0.30%	(13.50)%	to	(13.50)%
2017	92	$47.79	to	$47.79	$4,402.00	0.40%	0.30%	to	0.30%	13.60%	to	13.60%
2016	61	$42.07	to	$42.07	$2,545.00	—%	0.30%	to	0.30%	15.44%	to	15.44%
MFS International Intrinsic Value Portfolio
2020	103	$25.30	to	$25.30	$2,598	0.77%	0.30%	to	0.30%	19.85%	to	19.85%
2019	113	$21.11	to	$21.11	$2,376	1.50%	0.30%	to	0.30%	25.28%	to	25.28%
2018	121	$16.85	to	$16.85	$2,035	0.94%	0.30%	to	0.30%	(10.00)%	to	(10.00)%
2017	119	$18.72	to	$18.72	$2,220	1.31%	0.30%	to	0.30%	26.44%	to	26.44%
2016	125	$14.81	to	$14.81	$1,857	1.14%	0.30%	to	0.30%	3.53%	to	3.53%
MFS VIT Total Return Bond Portfolio
2020	1,789	$18.03	to	$25.92	$36,398	3.24%	0.30%	to	2.05%	5.97%	to	7.85%
2019	1,832	$17.02	to	$24.03	$35,037	3.25%	0.30%	to	2.05%	7.69%	to	9.59%
2018	1,787	$15.95	to	$21.93	$31,518	3.12%	0.30%	to	2.05%	(3.29)%	to	(1.63)%
2017	1,510	$16.49	to	$22.29	$27,388	3.03%	0.30%	to	2.05%	2.13%	to	3.87%
2016	1,290	$16.15	to	$21.46	$22,887	3.93%	0.30%	to	2.05%	1.95%	to	3.70%
MFS VIT Utilities Portfolio
2020	3	$39.66	to	$39.66	$107	2.05%	0.30%	to	0.30%	5.30%	to	5.30%
2019	11	$37.66	to	$37.66	$431	4.87%	0.30%	to	0.30%	24.43%	to	24.43%
2018	3	$30.27	to	$30.27	$93	0.80%	0.30%	to	0.30%	0.51%	to	0.51%
2017	4	$30.11	to	$30.11	$124	3.61%	0.30%	to	0.30%	14.15%	to	14.15%
2016	7	$26.38	to	$26.38	$194	4.84%	0.30%	to	0.30%	10.90%	to	10.90%
PIMCO VIT All Asset Portfolio
2020	15,537	$14.33	to	$23.64	$288,825	5.00%	0.30%	to	3.40%	4.44%	to	7.69%
2019	17,569	$13.71	to	$21.95	$308,198	2.91%	0.30%	to	3.40%	8.21%	to	11.56%
2018	19,782	$12.67	to	$19.68	$315,960	3.12%	0.30%	to	3.40%	(8.54)%	to	(5.69)%
2017	22,983	$13.84	to	$20.87	$395,072	4.59%	0.30%	to	3.40%	9.81%	to	13.20%
2016	25,488	$12.60	to	$18.43	$392,444	2.62%	0.30%	to	3.40%	9.21%	to	12.59%
PIMCO VIT Balanced Allocation Portfolio
2020	5,811	$12.40	to	$13.41	$75,819	0.98%	1.15%	to	2.05%	8.86%	to	9.85%
2019	6,660	$11.39	to	$12.21	$79,383	2.15%	1.15%	to	2.05%	16.59%	to	17.65%
2018	7,323	$9.77	to	$10.38	$74,432	1.29%	1.15%	to	2.05%	(7.51)%	to	(6.67)%
2017	8,045	$10.56	to	$11.12	$87,877	0.71%	1.15%	to	2.05%	12.16%	to	13.18%
2016	8,764	$9.42	to	$9.82	$84,834	0.76%	1.15%	to	2.05%	0.85%	to	1.77%
PIMCO VIT CommodityRealReturn Strategy Portfolio
2020	7,179	$4.51	to	$7.57	$38,457	6.52%	—%	to	3.40%	(2.00)%	to	1.35%
2019	7,681	$4.60	to	$7.47	$41,546	4.47%	—%	to	3.40%	7.76%	to	11.43%
2018	8,058	$4.27	to	$6.71	$39,993	2.09%	—%	to	3.40%	(16.98)%	to	(14.13)%
2017	9,380	$5.14	to	$7.81	$55,600	11.25%	—%	to	3.40%	(1.20)%	to	2.15%
2016	10,042	$5.20	to	$7.64	$59,609	1.10%	—%	to	3.40%	11.36%	to	15.16%
PIMCO VIT Dynamic Bond Portfolio
2020	12,952	$9.48	to	$13.05	$145,668	2.79%	—%	to	3.40%	1.40%	to	4.81%
2019	15,799	$9.35	to	$12.45	$172,393	4.44%	—%	to	3.40%	1.53%	to	4.94%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	17,733	$9.21	to	$11.87	$187,198	2.82%	—%	to	3.40%	(2.27)%	to	1.03%
2017	20,705	$9.42	to	$11.75	$219,757	1.71%	—%	to	3.40%	1.61%	to	5.01%
2016	21,704	$9.27	to	$11.19	$222,561	1.74%	—%	to	3.40%	1.34%	to	4.74%
PIMCO VIT Emerging Markets Bond Portfolio
2020	4,292	$16.00	to	$35.00	$86,204	4.61%	—%	to	3.40%	3.18%	to	6.70%
2019	4,961	$15.50	to	$33.32	$95,266	4.44%	—%	to	3.40%	11.01%	to	14.80%
2018	6,200	$13.95	to	$29.48	$105,980	4.13%	—%	to	3.40%	(7.89)%	to	(4.73)%
2017	7,595	$15.14	to	$31.43	$139,054	5.09%	—%	to	3.40%	6.28%	to	9.89%
2016	8,810	$14.24	to	$29.04	$149,604	5.27%	—%	to	3.40%	9.61%	to	13.34%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2020	3,540	$10.93	to	$18.34	$47,778	2.48%	—%	to	3.40%	6.49%	to	10.12%
2019	4,116	$10.26	to	$16.65	$51,561	2.46%	—%	to	3.40%	2.63%	to	6.13%
2018	4,631	$9.99	to	$15.69	$55,781	6.16%	—%	to	3.40%	(7.37)%	to	(4.20)%
2017	5,589	$10.78	to	$16.38	$71,855	1.94%	—%	to	3.40%	5.11%	to	8.63%
2016	6,231	$10.25	to	$18.02	$75,178	1.51%	—%	to	3.40%	0.67%	to	4.04%
PIMCO VIT Global Core Bond (Hedged) Portfolio
2020	7,411	$9.17	to	$11.20	$79,472	6.12%	1.15%	to	3.40%	4.70%	to	6.87%
2019	8,493	$8.76	to	$10.48	$85,815	2.21%	1.15%	to	3.40%	4.49%	to	6.66%
2018	10,384	$8.39	to	$9.82	$98,630	1.68%	1.15%	to	3.40%	(2.15)%	to	(0.11)%
2017	10,197	$8.75	to	$9.83	$97,634	1.43%	1.15%	to	3.40%	1.32%	to	3.10%
2016	9,851	$8.58	to	$9.54	$91,724	1.69%	1.15%	to	3.40%	3.63%	to	5.57%
PIMCO VIT Global Managed Asset Allocation Portfolio
2020	8,931	$12.22	to	$17.68	$130,814	8.06%	—%	to	3.40%	13.03%	to	16.83%
2019	10,450	$10.81	to	$15.13	$133,161	2.15%	—%	to	3.40%	13.26%	to	17.06%
2018	12,168	$9.67	to	$12.93	$134,729	1.70%	—%	to	3.40%	(8.45)%	to	(5.46)%
2017	14,339	$10.56	to	$13.67	$170,774	2.20%	—%	to	3.40%	10.50%	to	14.08%
2016	16,198	$9.55	to	$11.98	$172,105	2.40%	—%	to	3.40%	0.76%	to	4.04%
PIMCO VIT High Yield Portfolio
2020	19,322	$17.22	to	$35.34	$481,389	4.85%	—%	to	3.40%	2.26%	to	5.76%
2019	23,360	$16.84	to	$33.42	$560,228	4.96%	—%	to	3.40%	10.97%	to	14.75%
2018	27,588	$15.17	to	$29.12	$586,686	5.10%	—%	to	3.40%	(5.88)%	to	(2.65)%
2017	32,146	$16.12	to	$29.92	$712,987	4.88%	—%	to	3.40%	3.12%	to	6.63%
2016	35,232	$15.63	to	$28.06	$743,025	5.22%	—%	to	3.40%	8.78%	to	12.48%
PIMCO VIT Long-Term U.S. Government Portfolio
2020	158	$28.68	to	$44.73	$5,405	1.69%	—%	to	2.60%	14.68%	to	17.06%
2019	176	$24.75	to	$38.21	$5,112	1.97%	—%	to	2.60%	10.65%	to	13.00%
2018	30	$23.04	to	$28.61	$774	2.38%	—%	to	2.60%	(4.56)%	to	(3.50)%
2017²	12	$0.03	to	$0.03	$—	1.46%	—%	to	2.60%	4.79%	to	5.25%
PIMCO VIT Low Duration Portfolio
2020	336	$19.85	to	$19.85	$6,668	1.27%	0.30%	to	0.30%	2.68%	to	2.68%
2019	448	$19.33	to	$19.33	$8,661	2.74%	0.30%	to	0.30%	3.72%	to	3.72%
2018	291	$18.63	to	$18.63	$5,415	1.97%	0.30%	to	0.30%	0.04%	to	0.04%
2017	119	$18.63	to	$18.63	$2,217	1.38%	0.30%	to	0.30%	1.05%	to	1.05%
2016	278	$18.43	to	$18.43	$5,121	1.50%	0.30%	to	0.30%	1.10%	to	1.10%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
PIMCO VIT Real Return Portfolio
2020	16,003	$12.48	to	$24.32	$261,562	1.41%	—%	to	3.40%	8.08%	to	11.72%
2019	19,087	$11.55	to	$22.11	$284,537	1.65%	—%	to	3.40%	4.92%	to	8.45%
2018	22,224	$11.00	to	$20.70	$311,183	2.49%	—%	to	3.40%	(5.40)%	to	(2.20)%
2017	26,057	$11.63	to	$21.50	$379,635	2.37%	—%	to	3.40%	0.30%	to	3.66%
2016	28,691	$11.60	to	$21.07	$410,286	2.28%	—%	to	3.40%	1.68%	to	5.20%
PIMCO VIT StocksPLUS Global Portfolio
2020	14,716	$7.30	to	$19.72	$231,036	1.12%	0.30%	to	3.40%	9.30%	to	12.70%
2019	17,175	$6.60	to	$17.50	$244,261	1.53%	0.30%	to	3.40%	23.32%	to	27.14%
2018	19,341	$5.29	to	$13.76	$219,308	1.52%	0.30%	to	3.40%	(13.70)%	to	(11.01)%
2017	22,407	$6.06	to	$15.47	$292,155	3.33%	0.30%	to	3.40%	19.01%	to	22.62%
2016	25,558	$5.04	to	$12.61	$277,104	5.08%	0.30%	to	3.40%	4.25%	to	7.43%
PIMCO VIT Total Return Portfolio
2020	36,758	$14.82	to	$31.85	$800,296	2.13%	—%	to	3.40%	5.07%	to	8.66%
2019	40,947	$14.10	to	$29.31	$836,413	3.02%	—%	to	3.40%	4.80%	to	8.37%
2018	46,010	$13.45	to	$27.04	$881,868	2.54%	—%	to	3.40%	(3.82)%	to	(0.53)%
2017	51,931	$13.97	to	$27.19	$1,018,136	2.02%	—%	to	3.40%	1.47%	to	4.92%
2016	56,159	$13.77	to	$25.91	$1,066,912	2.08%	—%	to	3.40%	(0.70)%	to	2.68%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio
2020	4	$14.07	to	$14.07	$62	1.18%	0.30%	to	0.30%	(8.59)%	to	(8.59)%
2019	15	$15.39	to	$15.39	$228	2.10%	0.30%	to	0.30%	15.17%	to	15.17%
2018	15	$13.36	to	$13.36	$199	1.70%	0.30%	to	0.30%	(7.53)%	to	(7.53)%
2017	5	$14.45	to	$14.45	$65	0.76%	0.30%	to	0.30%	13.48%	to	13.48%
2016	16	$12.73	to	$12.73	$202	0.91%	0.30%	to	0.30%	(0.77)%	to	(0.77)%
T. Rowe Price Blue Chip Growth Portfolio
2020	63	$66.81	to	$66.81	$4,230	—%	0.30%	to	0.30%	33.51%	to	33.51%
2019	116	$50.04	to	$50.04	$5,813	—%	0.30%	to	0.30%	29.19%	to	29.19%
2018	75	$38.74	to	$38.74	$2,919	—%	0.30%	to	0.30%	1.34%	to	1.34%
2017	71	$38.22	to	$38.22	$2,695	—%	0.30%	to	0.30%	35.42%	to	35.42%
2016	84	$28.22	to	$28.22	$2,372	—%	0.30%	to	0.30%	0.24%	to	0.24%
T. Rowe Price Equity Income Portfolio
2020	28	$32.40	to	$32.40	$917	2.07%	0.30%	to	0.30%	0.65%	to	0.65%
2019	41	$32.19	to	$32.19	$1,320	1.97%	0.30%	to	0.30%	25.67%	to	25.67%
2018	56	$25.61	to	$25.61	$1,438	1.80%	0.30%	to	0.30%	(9.96)%	to	(9.96)%
2017	57	$28.45	to	$28.45	$1,628	1.58%	0.30%	to	0.30%	15.38%	to	15.38%
2016	54	$24.65	to	$24.65	$1,335	2.04%	0.30%	to	0.30%	18.50%	to	18.50%
T. Rowe Price Health Sciences Portfolio
2020	9	$117.96	to	$117.96	$1,004	—%	0.30%	to	0.30%	28.88%	to	28.88%
2019	13	$91.53	to	$91.53	$1,194	—%	0.30%	to	0.30%	28.24%	to	28.24%
2018	16	$71.37	to	$71.37	$1,113	—%	0.30%	to	0.30%	0.55%	to	0.55%
2017	17	$70.98	to	$70.98	$1,233	—%	0.30%	to	0.30%	26.93%	to	26.93%
2016	18	$55.92	to	$55.92	$997	—%	0.30%	to	0.30%	(10.98)%	to	(10.98)%
Templeton Global Bond VIP Fund
2020	11,044	$23.85	to	$69.74	$463,529	8.33%	—%	to	3.40%	(8.41)%	to	(5.28)%
2019	12,315	$26.04	to	$73.63	$555,889	7.08%	—%	to	3.40%	(1.35)%	to	2.01%

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to the Financial Statements
December 31, 2020

	At December 31					For the years or periods ended December 31
	Units Outstanding ****	Unit Fair Value lowest to highest			Net Assets ****	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
2018	13,706	$27.38	to	$72.17	$616,889	—%	—%	to	3.40%	(1.39)%	to	1.94%
2017	16,014	$27.76	to	$70.80	$718,124	—%	—%	to	3.40%	(1.37)%	to	1.93%
2016	17,662	$28.15	to	$69.46	$784,007	—%	—%	to	3.40%	(0.40)%	to	2.94%
Templeton Growth VIP Fund
2020	7,750	$21.67	to	$47.82	$207,398	3.07%	0.30%	to	3.40%	2.30%	to	5.48%
2019	8,939	$21.17	to	$45.33	$233,321	2.82%	0.30%	to	3.40%	11.36%	to	14.81%
2018	9,815	$19.00	to	$39.49	$224,433	2.04%	0.30%	to	3.40%	(17.67)%	to	(15.11)%
2017	11,514	$23.07	to	$46.51	$320,196	1.69%	0.30%	to	3.40%	14.61%	to	18.15%
2016	13,230	$20.12	to	$39.37	$318,160	2.11%	0.30%	to	3.40%	6.01%	to	9.29%

1. Period from October 14, 2016 (fund commencement) to December 31, 2016
2. Period from May 1, 2017 (fund commencement) to December 31, 2017
3. Period from October 16, 2017 (fund commencement) to December 31, 2017

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the Variable Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated, based on the products available to the contractholders. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units such as the contract maintenance charges and rider charges for the optional benefits Investment Protector and Income Protector, the account fee for the Income Advantage Account, and expenses of the underlying funds are excluded. Mortality and expense risk and administrative charges for all funds in annuitized contracts are excluded from the expense ratio.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect contract expenses of the Variable Account for products held at the time by contractholders. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Funds with a date notation, as shown below, indicate the effective date of that fund in the Variable Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values. Based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract returns are not within the ranges presented and are not annualized.

**** Units Outstanding excludes units for annuitized contracts. Total Net Assets includes the net assets of the annuitized contracts. Total net assets of annuitized contracts at December 31, 2020, 2019, 2018, 2017 and 2016, are $10,473, $9,974, $9,248, $9,476 and $9,453, respectively.
(7) Subsequent Events
No material subsequent events have occurred since December 31, 2020 through March 29, 2021, the date at which the financial statements were issued, that would require adjustment to the financial statements.

44

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

A.	FINANCIAL STATEMENTS
THE FOLLOWING FINANCIAL STATEMENTS OF THE COMPANY ARE INCORPORATED BY REFERENCE AS EXHIBIT EX-99.A. FROM POST-EFFECTIVE AMENDMENT NO. 22 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2021.

1.	REPORT OF INDEPENDENT AUDITORS, PRICEWATERHOUSECOOPERS, LLP
2.	STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS – DECEMBER 31, 2020 AND 2019
3.	STATUTORY STATEMENTS OF OPERATIONS – YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018
4.	STATUTORY STATEMENTS OF CAPITAL AND SURPLUS – YEARS ENDED DECEMBER 31, , 2019, AND 2018
5.	STATUTORY STATEMENTS OF CASH FLOWS – YEARS ENDED DECEMBER 31, 2020, 2019, AND 2018
6.	NOTES TO THE STATUTORY FINANCIAL STATEMENTS AND SCHEDULES – DECEMBER 31, 2020, 2019, AND 2018
THE FOLLOWING FINANCIAL STATEMENTS OF THE VARIABLE ACCOUNT ARE INCLUDED IN PART B OF THIS REGISTRATION STATEMENT.
1.	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, PRICEWATERHOUSECOOPERS, LLP
2.	STATEMENTS OF ASSETS AND LIABILITIES – DECEMBER 31, 2020
3.	STATEMENTS OF OPERATIONS – FOR THE YEAR OR PERIODS ENDED DECEMBER 31, 2020
4.	STATEMENTS OF CHANGES IN NET ASSETS – FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2020 AND 2019
5.	NOTES TO THE FINANCIAL STATEMENTS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE YEARS OR PERIODS IN THE FIVE-YEAR PERIOD THEN ENDED – DECEMBER 31, 2020

B.	EXHIBITS
1.
RESOLUTION OF BOARD OF DIRECTORS OF THE COMPANY AUTHORIZING THE ESTABLISHMENT OF THE SEPARATE ACCOUNT, DATED MAY 31, 1985 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B1. FROM REGISTRANT'S FORM N-4 (FILE NOS. 333-06709 AND 811-05618) ELECTRONICALLY FILED ON JUNE 25, 1996.

2.	NOT APPLICABLE
3.	A.
PRINCIPAL UNDERWRITER AGREEMENT BY AND BETWEEN NORTH AMERICAN LIFE AND CASUALTY COMPANY ON BEHALF OF NALAC FINANCIAL PLANS, INC. DATED SEPTEMBER 14, 1988 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B3.A. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-06709 AND 811-05618) ELECTRONICALLY FILED ON DECEMBER 13, 1996. (NORTH AMERICAN LIFE AND CASUALTY COMPANY IS THE PREDECESSOR TO ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA. NALAC FINANCIAL PLANS, INC., IS THE PREDECESSOR TO USALLIANZ INVESTOR SERVICES, LLC, WHICH IS THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.)

B.
BROKER-DEALER AGREEMENT (AMENDED AND RESTATED) BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE FINANCIAL SERVICES, LLC, DATED JUNE 1, 2010 INCORPORATED BY REFERENCE AS EXHIBIT EX-99B3B. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-166408 AND 811-05618), ELECTRONICALLY FILED ON SEPTEMBER 24, 2010.

C.
THE CURRENT SPECIMEN OF THE SELLING AGREEMENT BETWEEN ALLIANZ LIFE FINANCIAL SERVICES, LLC, THE PRINCIPAL UNDERWRITER FOR THE CONTRACTS, AND RETAIL BROKERS WHICH OFFER AND SELL THE CONTRACTS TO THE PUBLIC IS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B3.B. FROM THE INITIAL REGISTRATION STATEMENT TO REGISTRANT'S FORM N-4 (FILE NOS. 333-134267 AND 811-05618 ELECTRONICALLY FILED ON MAY 19, 2006.THE UNDERWRITER HAS EXECUTED VERSIONS OF THE AGREEMENT WITH APPROXIMATELY 2,100 RETAIL BROKERS.

4.	A.
INDIVIDUAL VARIABLE ANNUITY ORIGINAL CONTRACT AND SCHEDULE PAGE - L40236(6-00) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4. FROM REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON JANUARY 31, 2000.

B.
INDIVIDUAL VARIABLE ANNUITY-MAY 2003 CONTRACT - L40236(5-03) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.B. FROM POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 25, 2003.

C.
CONTRACT SCHEDULE PAGE-SEPTEMBER 2002 CONTRACT - S40098(6-00) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.L. FROM POST-EFFECTIVE AMENDMENT NO. 5 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON JUNE 21, 2002.

D.
CONTRACT SCHEDULE PAGE-MAY 2003 CONTRACTS - S40098(5-03) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.D. FROM POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 25, 2003.

2

E.
CONTRACT SCHEDULE PAGE-PRIME PLUS - S40098(1-06) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.E. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 27, 2006.

F.
CONTRACT SCHEDULE ADDENDUM-ADD, RESET-PRIME PLUS - S40728-A-R INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.F. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 27, 2006.

G.
CONTRACT SCHEDULE ADDENDUM-DROP-PRIME PLUS - S40728-D INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.G. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 27, 2006.

H.
ASSET ALLOCATION RIDER-PRIME PLUS - S40721-REW INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.H. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 27, 2006.

I.
PRIME PLUS BENEFIT RIDER - S40722 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.I. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 27, 2006.

J.
ANNUITY OPTION 6 AMENDMENT ENDORSEMENT - S40397 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.E. FROM POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 25, 2003.

K.	WAIVER OF CDSC ENDORSEMENT - S40104 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.A. FROM REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON JANUARY 31, 2000.
L.	TRADITIONAL GMDB ENDORSEMENT - S40105 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.B. FROM REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON JANUARY 31, 2000.
M.
TRADITIONAL GMDB RIDER II-PRIME PLUS - S40727 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.M. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 27, 2006.

N.
ENHANCED GMDB ENDORSEMENT-ORIGINAL CONTRACTS - S40107 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.C. FROM REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON JANUARY 31, 2000.

O.
ENHANCED GMDB ENDORSEMENT-SEPTEMBER 2002 CONTRACTS - S40242 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.K. FROM POST-EFFECTIVE AMENDMENT NO. 5 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON JUNE 21, 2002.

P.
ENHANCED GMDB ENDORSEMENT-MAY 2003 CONTRACTS - S40390 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.J. FROM POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 25, 2003.

Q.
ENHANCED GMDB RIDER II-PRIME PLUS - S40726 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.Q. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 27, 2006.

R.	IRA ENDORSEMENT INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.D. FROM REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON JANUARY 31, 2000.
S.	UNISEX ENDORSEMENT INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.E. FROM REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON JANUARY 31, 2000.
T.
PENSION PLAN AND PROFIT SHARING PLAN ENDORSEMENT INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.F. FROM REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON JANUARY 31, 2000.

U.	GROUP PENSION PLAN DEATH BENEFIT ENDORSEMENT INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.G. FROM REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON JANUARY 31, 2000.
V.	403(B) ANNUITY ENDORSEMENT INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.H. FROM REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON JANUARY 31, 2000.
W.	ROTH IRA ENDORSEMENT INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.I. FROM REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON JANUARY 31, 2000.
X.
TRADITIONAL GMIB-ORIGINAL AND MAY 2003 CONTRACTS - S40389 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.Q. FROM POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 25, 2003.

Y.
ENHANCED GMIB ENDORSEMENT-SEPTEMBER 2002 CONTRACTS - S40241 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.J. FROM POST-EFFECTIVE AMENDMENT NO. 5 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON JUNE 21, 2002.

3

Z.
ENHANCED GMIB ENDORSEMENT-ORIGINAL AND MAY 2003 CONTRACTS - S40391 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.S. FROM POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 25, 2003.

AA.
TRADITIONAL GPWB ENDORSEMENT - S40392 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.T. FROM POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 25, 2003.

AB.
ENHANCED GPWB ENDORSEMENT - S40393 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.U. FROM POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 25, 2003.

AC.
INHERITED IRA/ROTH IRA ENDORSEMENT INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B4.V. FROM POST-EFFECTIVE AMENDMENT NO. 13 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 26, 2005.

5.	A.
APPLICATION FOR INDIVIDUAL VARIABLE ANN-ORIGINAL CONTRACT - F40327 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B5. FROM REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON JANUARY 31, 2000.

B.
APPLICATION FOR INDIVIDUAL VARIABLE ANN-SEPTEMBER 2002 CONTRACT - F40327(06-02) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B5.B. FROM POST-EFFECTIVE AMENDMENT NO. 5 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON JUNE 21, 2002.

C.
APPLICATION FOR INDIVIDUAL VARIABLE ANN-MAY 2003 CONTRACT - F40327(05-03) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B5.C. FROM POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 25, 2003.

D.
APPLICATION FOR INDIVIDUAL VARIABLE ANN-PRIME PLUS CONTRACT - F40327(1-06) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B5.D. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 27, 2006.

6.	(I).
THE RESTATED ARTICLES OF INCORPORATION OF THE COMPANY (AS AMENDED AUGUST 1, 2006) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B6.I. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-166408 AND 811-05618) ELECTRONICALLY FILED ON SEPTEMBER 24, 2010.

(II).
THE RESTATED BYLAWS OF THE COMPANY (AS AMENDED AUGUST 1, 2006) INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B6.II. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-166408 AND 811-05618) ELECTRONICALLY FILED ON SEPTEMBER 24, 2010.

7.	NOT APPLICABLE
8.	A.
22C-2 AGREEMENTS INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.A. FROM POST-EFFECTIVE AMENDMENT NO. 20 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618) ELECTRONICALLY FILED ON APRIL 24, 2008.

B.
22C-2 AGREEMENT-BLACKROCK DISTRIBUTORS, INC. INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.B. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-139701 AND 811-05618) ELECTRONICALLY FILED ON APRIL 3, 2009.

C.
PARTICIPATION AGREEMENT BETWEEN BLACKROCK SERIES FUND, INC., BLACKROCK DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE CO. OF NORTH AMERICA, AND ALLIANZ LIFE FINANCIAL SERVICES, LLC INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.C. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-139701 AND 811-05618) ELECTRONICALLY FILED ON APRIL 3, 2009.

D.
ADMINISTRATIVE SERVICE AGREEMENT BETWEEN BLACKROCK ADVISORS, LLC AND ALLIANZ LIFE INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.D. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-139701 AND 811-05618) ELECTRONICALLY FILED ON APRIL 3, 2009.

E.
PARTICIPATION AGREEMENT BETWEEN DAVIS VARIABLE ACCOUNT FUND, INC., DAVIS DISTRIBUTORS, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 11/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.E. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS.333-82329 AND 811-05618) ELECTRONICALLY FILED DECEMBER 30, 1999.

	F.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN DAVIS VARIABLE ACCOUNT FUND, INC., DAVIS DISTRIBUTORS, LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA DATED 5/1/08 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.F. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-139701 AND 811-05618) ELECTRONICALLY FILED ON APRIL 3, 2009.

G.
ADMINISTRATIVE SERVICES AGREEMENT BETWEEN THE DREYFUS CORPORATION AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 5/1/2002 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.F. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618) ELECTRONICALLY FILED ON APRIL 23, 2007.

4

H.	-
AMENDMENTS TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN THE DREYFUS CORPORATION AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 8/7/02, 10/16/06 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.G. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618) ELECTRONICALLY FILED ON APRIL 23, 2007.

I.
DISRIBUTION/12 B-1 LETTER AGREEMENT BETWEEN DREYFUS SERVICE CORPORATION AND USALLIANZ INVESTOR SERVICES, LLC (PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.), DATED 5/1/2002 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618) ELECTRONICALLY FILED ON APRIL 23, 2007.

J.
FUND PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DREYFUS INVESTMENT PORTFOLIOS AND THE DREYFUS LIFE AND ANNUITY INDEX FUND, DATED 5/1/2002 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.H18 FROM ALLIANZ LIFE VARIABLE ACCOUNT A’S INITIAL REGISTRATION STATEMENT ON FORM N-6 (FILE NOS. 333-102332 AND 811-04965) ELECTRONICALLY FILED ON JANUARY 3, 2003.

K.	-
AMENDMENT TO FUND PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DREYFUS INVESTMENT PORTFOLIOS AND THE DREYFUS STOCK INDEX FUND, INC., DATED 5/1/2007 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.J. FROM POST-EFFECTIVE AMENDMENT NO. 20 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618) ELECTRONICALLY FILED ON APRIL 24, 2008.

L.
PARTICIPATION AGREEMENT & AMENDMENT BETWEEN FIDELITY DISTRIBUTORS CORPORATION AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 09/29/10 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Q. FROM POST-EFFECTIVE AMENDMENT NO. 17 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-145866 AND 811-05618), ELECTRONICALLY FILED ON DECEMBER 20, 2010.

M.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN FIDELITY DISTRIBUTORS CORPORATION AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 9-1-2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.I. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016.

N.
ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 10/1/2003 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AC. FROM PRE-EFFECTIVE AMENDMENT NO.2 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-120181 AND 811-05618) ELECTRONICALLY FILED ON MARCH 30, 2005.

O.	-
AMENDMENT TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 8/8/2008 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-139701 AND 811-05618) ELECTRONICALLY FILED ON APRIL 3, 2009.

P.	-
AMENDMENT TO ADMINISTRATIVE SERVICES AGREEMENT BETWEEN FRANKLIN TEMPLETON SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED JULY 16, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-166408 AND 811-05618) ELECTRONICALLY FILED ON AUGUST 21, 2012.

Q.
PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND USALLIANZ INVESTOR SERVICES, LLC (THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.), AND DATED 10/1/2003 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM PRE-EFFECTIVE AMENDMENT NO.2 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-120181 AND 811-05618) ELECTRONICALLY FILED ON MARCH 30, 2005.

R.	-
AMENDMENTS TO PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND USALLIANZ INVESTOR SERVICES, LLC (THE PREDECESSOR TO ALLIANZ LIFE FINANCIAL SERVICES, LLC.), DATED 5/1/08 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.J. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-139701 AND 811-05618) ELECTRONICALLY FILED ON APRIL 3, 2009.

S.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE FINANCIAL SERVICES, LLC., DATED JANUARY 16, 2014, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.L. FROM POST-EFFECTIVE AMENDMENT NO. 10 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 14, 2014.

5

T.	-
AMENDMENT  TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, FRANKLIN/TEMPLETON DISTRIBUTORS, INC., ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ LIFE FINANCIAL SERVICES, LLC., DATED 9/1/2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.P. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016..

U.
ADMINISTRATIVE SERVICE AGREEMENT BETWEEN OPCAP ADVISORS LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 5/1/2006 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AJ. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-134267 AND 811-05618) ELECTRONICALLY FILED ON SEPTEMBER 25, 2006.

V.
ADMINISTRATIVE SUPPORT SERVICE AGREEMENT BETWEEN OPPENHEIMERFUNDS, INC. AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 12/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.U. FROM POST-EFFECTIVE AMENDMENT NO. 12 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 26, 2004.

W.	-
AMENDMENT TO ADMINISTRATIVE SUPPORT SERVICE AGREEMENT BETWEEN OPPENHEIMERFUNDS, INC. AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 2/1/00 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.R. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618) ELECTRONICALLY FILED ON APRIL 23, 2007.

X.	-
AMENDMENT TO THE LETTER OF UNDERSTANDIING OF THE ADMINISTRATIVE SUPPORT SERVICE AGREEMENT AND BETWEEN OPPENHEIMERFUNDS DISTRIBUTOR, INC. AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED FEBRUARY 1, 2014, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.V. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-90260 AND 811-05618), ELECTRONICALLY FILED ON APRIL 17, 2014

Y.
PARTICIPATION AGREEMENT BETWEEN OPPENHEIMER VARIABLE ACCOUNT FUNDS, OPPENHEIMERFUNDS, INC. AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 12/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.H. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS.333-82329 AND 811-05618) ELECTRONICALLY FILED DECEMBER 30, 1999.

Z.	-
AMENDMENTS TO PARTICIPATION AGREEMENT BETWEEN OPPENHEIMER VARIABLE ACCOUNT FUNDS, OPPENHEIMERFUNDS, INC. AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 2/1/00, 5/1/02, 4/30/04, 4/29/05, 5/1/06 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.T. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618) ELECTRONICALLY FILED ON APRIL 23, 2007.

AA.	-
AMENDMENT TO PARTICIPATION AGREEMENT BETWEEN OPPENHEIMER VARIABLE ACCOUNT FUNDS, OPPENHEIMERFUNDS, INC. AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED FEBRUARY 1, 2014, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Y. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-90260 AND 811-05618), ELECTRONICALLY FILED ON APRIL 17, 2014.

AB.
INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED JUNE 1, 2009 AND AMENDMENT DATED 5-1-2011 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.T. FROM POST-EFFECTIVE AMENDMENT NO. 7 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON APRIL 6, 2012.

AC.	-
AMENDMENT DATED MAY 1, 2011 TO INVESTOR SERVICES AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND PACIFIC INVESTMENT MANAGEMENT COMPANY DATED JUNE 1, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.N. FROM POST-EFFECTIVE AMENDMENT NO. 25 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618) ELECTRONICALLY FILED ON APRIL 26, 2011.

AD.	-
AMENDMENT  DATED 4-30-2012 TO INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED JUNE 1, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.U. FROM POST-EFFECTIVE AMENDMENT NO. 7 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON APRIL 6, 2012.

AE.	-
AMENDMENT  DATED SEPTEMBER 1, 2012 TO INVESTOR SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY (PIMCO) AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED JUNE 1, 2009 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.X. FROM POST-EFFECTIVE AMENDMENT NO. 12 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON JANUARY 28, 2013.

AF.	-
AMENDED AND RESTATED SERVICES AGREEMENT BETWEEN PACIFIC INVESTMENT MANAGEMENT COMPANY LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 01/01/2007 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.U. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618) ELECTRONICALLY FILED ON APRIL 23, 2007.

6

AG.
PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST, AND PIMCO FUNDS DISTRIBUTORS LLC, DATED 12/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.I. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS.333-82329 AND 811-05618) ELECTRONICALLY FILED DECEMBER 30, 1999.

AH.	-
AMENDMENTS TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST, AND PIMCO FUNDS DISTRIBUTORS LLC, DATED 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.W. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618) ELECTRONICALLY FILED ON APRIL 23, 2007.

AI.	-
AMENDMENT DATED MAY 1, 2011 TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST AND PIMCO INVESTMENTS LLC (FORMERLY ALLIANZ GLOBAL INVESTORS DISTRIBUTIORS LLC) DATED DECEMBER 1, 1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Q. FROM POST-EFFECTIVE AMENDMENT NO. 25 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-139701 AND 811-05618) ELECTRONICALLY FILED ON APRIL 26, 2011.

AJ.	-
AMENDMENT DATED APRIL 30, 2012 TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST AND PIMCO INVESTMENTS LLC (FORMERLY ALLIANZ GLOBAL INVESTORS DISTRIBUTIORS LLC) DATED DECEMBER 1, 1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Q. FROM POST-EFFECTIVE AMENDMENT NO. 7 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON APRIL 6, 2012.

AK.	-
AMENDMENT DATED SEPTEMBER 1, 2012 TO PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, PIMCO VARIABLE INSURANCE TRUST AND PIMCO INVESTMENTS LLC (FORMERLY ALLIANZ GLOBAL INVESTORS DISTRIBUTIORS LLC) DATED DECEMBER 1, 1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.X. FROM POST-EFFECTIVE AMENDMENT NO. 12 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON JANUARY 28, 2013.

AL.	-
AMENDMENTS TO PARTICIPATION AGREEMENT PURSUANT TO THE REQUIREMENTS OF RULE 498 FOR SUMMARY PROSPECTUS BETWEEN PIMCO VARIABLE INSURANCE TRUST, PIMCO EQUITY SERIES VI, PIMCO INVESTMENTS LLC, AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 10/12/2015, INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AE. FROM POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-182987 AND 811-05618), ELECTRONICALLY FILED ON APRIL 19, 2016.

AM.
ADMINISTRATIVE SERVICES AGREEMENT BETWEEN PIMCO VARIABLE INSURANCE TRUST AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA DATED DECEMBER 4, 2009 AND AMENDMENT DATED APRIL 1, 2012 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.V. FROM POST-EFFECTIVE AMENDMENT NO. 9 TO REGISTRANT’S FORM N-4 (FILE NOS. 333-171427 AND 811-05618) ELECTRONICALLY FILED ON JUNE 7, 2012.

AN.
PARTICIPATION AGREEMENT BETWEEN PREMIER VIT, ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ GLOBAL INVESTORS DISTRIBUTORS LLC, DATED 5/1/2006 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AI. FROM PRE-EFFECTIVE AMENDMENT NO.1 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-134267 AND 811-05618) ELECTRONICALLY FILED ON SEPTEMBER 25, 2006.

AO.
DISTRIBUTION SERVICES AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALLIANZ GLOBAL INVESTORS DISTRIBUTORS, LLC, DATED 01/01/2007 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.X. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618) ELECTRONICALLY FILED ON APRIL 23, 2007.

AP.
SERVICES AGREEMENT BETWEEN PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 12/15/2000 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Y. FROM POST-EFFECTIVE AMENDMENT NO. 12 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 26, 2004.

AQ.	-
AMENDMENT TO SERVICES AGREEMENT BETWEEN PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 9/9/2002 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.Z. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618) ELECTRONICALLY FILED ON APRIL 23, 2007.

AR.
FUND PARTICIPATION AGREEMENT BETWEEN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, THE PRUDENTIAL SERIES FUND, INC., PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC, AND PRUDENTIAL INVESTMENT MANAGEMENT SERVICES, LLC, DATED 12/15/2000 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.K. FROM POST-EFFECTIVE AMENDMENT NO.2 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618) ELECTRONICALLY FILED ON DECEMBER 15, 2000.

AS.
SERVICE AGREEMENT BETWEEN J.&W. SELIGMAN & CO. INCORPORATED AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 12/16/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.X. FROM POST-EFFECTIVE AMENDMENT NO. 12 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-95729 AND 811-05618) ELECTRONICALLY FILED ON APRIL 26, 2004.

7

AT.
FUND PARTICIPATION AGREEMENT BETWEEN SELIGMAN PORTFOLIOS, INC. AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 12/1/1999 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.J. FROM PRE-EFFECTIVE AMENDMENT NO. 1 TO REGISTRANT'S FORM N-4 (FILE NOS.333-82329 AND 811-05618) ELECTRONICALLY FILED DECEMBER 30, 1999.

	AU.	-
AMENDMENTS TO PARTICIPATION AGREEMENT BETWEEN SELIGMAN PORTFOLIOS, INC. AND ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA, DATED 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06 INCORPORATED BY REFERENCE AS EXHIBIT EX-99.B8.AD. FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT'S FORM N-4 (FILE NOS. 333-82329 AND 811-05618) ELECTRONICALLY FILED ON APRIL 23, 2007.

9.*	OPINION AND CONSENT OF COUNSEL, FILED HEREWITH
10.*	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS, PRICEWATERHOUSECOOPERS, LLP FILED HEREWITH
11.	NOT APPLICABLE
12.	NOT APPLICABLE
13.*	A.	POWER OF ATTORNEY

*	FILED HEREWITH

8

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
UNLESS NOTED OTHERWISE, ALL OFFICERS AND DIRECTORS HAVE THE FOLLOWING PRINCIPAL BUSINESS ADDRESS:
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297
THE FOLLOWING ARE THE OFFICERS AND DIRECTORS OF THE COMPANY:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH DEPOSITOR
WALTER R. WHITE	DIRECTOR, PRESIDENT AND CHIEF EXECUTIVE OFFICER
WILLIAM E. GAUMOND	DIRECTOR, SENIOR VICE PRESIDENT, CHIEF FINANCIAL OFFICER, AND TREASURER
ERIC J. THOMES	SENIOR VICE PRESIDENT, CHIEF DISTRIBUTION OFFICER
NEIL H. MCKAY	SENIOR VICE PRESIDENT, CHIEF ACTUARY
GRETCHEN CEPEK	SENIOR VICE PRESIDENT, GENERAL COUNSEL, AND SECRETARY
TODD M. HEDTKE	SENIOR VICE PRESIDENT, CHIEF INVESTMENT OFFICER
CATHERINE A. MAHONE	SENIOR VICE PRESIDENT, CHIEF ADMINISTRATIVE OFFICER
BRENT M. HIPSHER	VICE PRESIDENT, CONTROLLER AND ASSISTANT CONTROLLER
JENNY L. GULDSETH	SENIOR VICE PRESIDENT, CHIEF HUMAN RESOURCES OFFICER
JASMINE M. JIRELE	SENIOR VICE PRESIDENT, CHIEF GROWTH OFFICER
JACQUELINE HUNT ALLIANZ SE KÖNIGINSTRAßE 28 80802 MÜNCHEN GERMANY	DIRECTOR AND BOARD CHAIR
UDO FRANK 47628 TODD EYMANN ROAD MIRAMONTE, CA 93641	DIRECTOR
HOWARD E. WOOLLEY 610 BROOKES RIDGE COURT BETHESDA, MD 20816	DIRECTOR
KEVIN E. WALKER 14092 N. BRIGHT ANGEL TRAIL MARANA, AZ 85658	DIRECTOR
ANNA SOPHIE HERKEN Allianz Asset Management GmbH Seidlstrasse 24-24a MUNICH, GERMANY 80335	DIRECTOR

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 22 to Registrant’s Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on April 19, 2021.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of February 26, 2020, there were 6,188 qualified and 3,103 non-qualified Allianz Rewards Contract Owners with Contracts in the Separate Account.
9

ITEM 28. INDEMNIFICATION
INDEMNIFICATION PROVISION, AS REQUIRED BY THE ’33 ACT, RULE 484
THE BYLAWS OF THE INSURANCE COMPANY PROVIDE:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(A)
SUBJECT TO THE CONDITIONS OF THIS ARTICLE AND ANY CONDITIONS OR LIMITATIONS IMPOSED BY APPLICABLE LAW, THE CORPORATION SHALL INDEMNIFY ANY EMPLOYEE, DIRECTOR OR OFFICER OF THE CORPORATION (AN "INDEMNIFIED PERSON") WHO WAS, IS, OR IN THE SOLE OPINION OF THE CORPORATION, MAY REASONABLY BECOME A PARTY TO OR OTHERWISE INVOLVED IN ANY PROCEEDING BY REASON OF THE FACT THAT SUCH INDEMNIFIED PERSON IS OR WAS:

	(I)	A DIRECTOR OF THE CORPORATION; OR
	(II)	ACTING IN THE COURSE AND SCOPE OF HIS OR HER DUTIES AS AN OFFICER OR EMPLOYEE OF THE CORPORATION; OR
	(III)	RENDERING PROFESSIONAL SERVICES AT THE REQUEST OF AND FOR THE BENEFIT OF THE CORPORATION; OR
(IV)
SERVING AT THE REQUEST OF THE CORPORATION AS AN OFFICER, DIRECTOR, FIDUCIARY OR MEMBER OF ANOTHER CORPORATION, ASSOCIATION, COMMITTEE, PARTNERSHIP, JOINT VENTURE, TRUST, EMPLOYEE BENEFIT PLAN OR OTHER ENTERPRISE (AN "OUTSIDE ORGANIZATION").

(B)	NOTWITHSTANDING THE FOREGOING, NO OFFICER, DIRECTOR OR EMPLOYEE SHALL BE INDEMNIFIED PURSUANT TO THESE BYLAWS UNDER THE FOLLOWING CIRCUMSTANCES:
	(I)	IN CONNECTION WITH A PROCEEDING INITIATED BY SUCH PERSON, IN HIS OR HER OWN PERSONAL CAPACITY, UNLESS SUCH INITIATION WAS AUTHORIZED BY THE BOARD OF DIRECTORS;
	(II)	IF A COURT OF COMPETENT JURISDICTION FINALLY DETERMINES THAT ANY INDEMNIFICATION HEREUNDER IS UNLAWFUL;
	(III)	FOR ACTS OR OMISSIONS INVOLVING INTENTIONAL MISCONDUCT OR KNOWING AND CULPABLE VIOLATION OF LAW;
(IV)
FOR ACTS OR OMISSIONS THAT THE INDEMNIFIED PERSON BELIEVES TO BE CONTRARY TO THE BEST INTERESTS OF THE CORPORATION OR ITS SHAREHOLDERS OR THAT INVOLVE THE ABSENCE OF GOOD FAITH ON THE PART OF THE INDEMNIFIED PERSON;

	(V)	FOR ANY TRANSACTION FOR WHICH THE INDEMNIFIED PERSON DERIVED AN IMPROPER PERSONAL BENEFIT;
(VI)
FOR ACTS OR OMISSIONS THAT SHOW A RECKLESS DISREGARD FOR THE INDEMNIFIED PERSON'S DUTY TO THE CORPORATION OR ITS SHAREHOLDERS IN CIRCUMSTANCES IN WHICH THE INDEMNIFIED PERSON WAS AWARE OR SHOULD HAVE BEEN AWARE, IN THE ORDINARY COURSE OF PERFORMING THE INDEMNIFIED PERSON'S DUTIES, OF THE RISK OF SERIOUS INJURY TO THE CORPORATION OR ITS SHAREHOLDERS;

	(VII)	FOR ACTS OR OMISSIONS THAT CONSTITUTE AN UNEXCUSED PATTERN OF INATTENTION THAT AMOUNTS TO AN ABDICATION OF THE INDEMNIFIED PERSON'S DUTIES TO THE CORPORATION OR ITS SHAREHOLDERS;
	(VIII)	IN CIRCUMSTANCES WHERE INDEMNIFICATION IS PROHIBITED BY APPLICABLE LAW;
(IX)
IN THE CASE OF SERVICE AS AN OFFICER, DIRECTOR, FIDUCIARY OR MEMBER OF AN OUTSIDE ORGANIZATION, WHERE THE INDEMNIFIED PERSON WAS AWARE OR SHOULD HAVE BEEN AWARE THAT THE CONDUCT IN QUESTION WAS OUTSIDE THE SCOPE OF THE ASSIGNMENT AS CONTEMPLATED BY THE CORPORATION.

SECTION 2. SCOPE OF INDEMNIFICATION:
(A)
INDEMNIFICATION PROVIDED PURSUANT TO SECTION 1(A)(IV) SHALL BE SECONDARY AND SUBORDINATE TO INDEMNIFICATION OR INSURANCE PROVIDED TO AN INDEMNIFIED PERSON BY AN OUTSIDE ORGANIZATION OR OTHER SOURCE, IF ANY.

(B)
INDEMNIFICATION SHALL APPLY TO ALL REASONABLE EXPENSES, LIABILITY AND LOSSES, ACTUALLY INCURRED OR SUFFERED BY AN INDEMNIFIED PERSON IN CONNECTION WITH A PROCEEDING, INCLUDING WITHOUT LIMITATION, ATTORNEYS' FEES AND ANY EXPENSES OF ESTABLISHING A RIGHT TO INDEMNIFICATION OR ADVANCEMENT UNDER THIS ARTICLE, JUDGMENTS, FINES, ERISA EXCISE TAXES OR PENALTIES, AMOUNTS PAID OR TO BE PAID IN SETTLEMENT AND ALL INTEREST, ASSESSMENTS AND OTHER CHARGES PAID OR PAYABLE IN CONNECTION WITH OR IN RESPECT OF SUCH EXPENSE, LIABILITY AND LOSS.

(C)
SUCH INDEMNIFICATION SHALL CONTINUE AS TO ANY INDEMNIFIED PERSON WHO HAS CEASED TO BE AN EMPLOYEE, DIRECTOR OR OFFICER OF THE CORPORATION AND SHALL INURE TO THE BENEFIT OF HIS OR HER HEIRS, ESTATE, EXECUTORS AND ADMINISTRATORS.

SECTION 3. DEFINITIONS:
(A)	"CORPORATION" FOR THE PURPOSE OF ARTICLE XI SHALL MEAN ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA AND ALL OF ITS SUBSIDIARIES.
(B)
"PROCEEDING" SHALL MEAN ANY THREATENED, PENDING, OR COMPLETED ACTION, SUIT OR PROCEEDING WHETHER CIVIL, CRIMINAL, ADMINISTRATIVE, INVESTIGATIVE OR OTHERWISE, INCLUDING ACTIONS BY OR IN THE RIGHT OF THE CORPORATION TO PROCURE A JUDGMENT IN ITS FAVOR.

(C)
"PROFESSIONAL SERVICES" SHALL MEAN SERVICES RENDERED PURSUANT TO (I) A PROFESSIONAL ACTUARIAL DESIGNATION, (II) A LICENSE TO ENGAGE IN THE PRACTICE OF LAW ISSUED BY A STATE BAR INSTITUTION OR (III) A CERTIFIED PUBLIC ACCOUNTANT DESIGNATION ISSUED BY THE AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS.

INSOFAR AS INDEMNIFICATION FOR LIABILITY ARISING UNDER THE SECURITIES ACT OF 1933 MAY BE PERMITTED FOR DIRECTORS AND OFFICERS OR CONTROLLING PERSONS OF THE INSURANCE COMPANY PURSUANT TO THE FOREGOING, OR OTHERWISE, THE INSURANCE COMPANY HAS BEEN ADVISED THAT IN THE OPINION OF THE SECURITIES AND EXCHANGE COMMISSION SUCH INDEMNIFICATION IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE ACT AND, THEREFORE, UNENFORCEABLE. IN THE EVENT THAT A CLAIM FOR INDEMNIFICATION AGAINST SUCH LIABILITIES (OTHER THAN THE PAYMENT BY THE INSURANCE COMPANY OF EXPENSES INCURRED OR PAID BY A DIRECTOR, OFFICER OR CONTROLLING PERSON OF THE INSURANCE COMPANY IN THE SUCCESSFUL DEFENSE OF ANY ACTION, SUIT OR PROCEEDING) IS ASSERTED BY SUCH DIRECTOR, OFFICER OR CONTROLLING PERSON IN CONNECTION WITH THE SECURITIES BEING REGISTERED, THE COMPANY WILL, UNLESS IN THE OPINION OF ITS COUNSEL THE MATTER HAS BEEN SETTLED BY CONTROLLING PRECEDENT, SUBMIT TO A COURT OF APPROPRIATE JURISDICTION THE QUESTION WHETHER SUCH INDEMNIFICATION BY IT IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE ACT AND WILL BE GOVERNED BY THE FINAL ADJUDICATION OF SUCH ISSUE.

10

ITEM 29. PRINCIPAL UNDERWRITERS
ALLIANZ LIFE FINANCIAL SERVICES, LLC (PREVIOUSLY USALLIANZ INVESTOR SERVICES, LLC) IS THE PRINCIPAL UNDERWRITER FOR THE CONTRACTS. IT ALSO IS THE PRINCIPAL UNDERWRITER FOR:
ALLIANZ LIFE VARIABLE ACCOUNT A
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
ALLIANZ FUNDS
THE FOLLOWING ARE THE OFFICERS (MANAGERS) AND DIRECTORS (BOARD OF GOVERNORS) OF ALLIANZ LIFE FINANCIAL SERVICES, LLC. ALL OFFICERS AND DIRECTORS HAVE THE FOLLOWING PRINCIPAL BUSINESS ADDRESS:
5701 GOLDEN HILLS DRIVE
MINNEAPOLIS, MN 55416-1297

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
COREY WALTHER	GOVERNOR AND PRESIDENT
ERIC J. THOMES	GOVERNOR, CHIEF EXECUTIVE OFFICER, AND CHIEF MANAGER
CATHERINE A. MAHONE	GOVERNOR
WILLIAM E. GAUMOND	GOVERNOR
BRENT M. HIPSHER	CHIEF FINANCIAL OFFICER AND TREASURER
MATTHEW C. DIAN	VICE PRESIDENT, CHIEF COMPLIANCE OFFICER
HEATHER L. KELLY	EXECUTIVE VICE PRESIDENT, HEAD OF ADVISORY & STRATEGIC ACCOUNTS
KRISTINE M. LORD-KRAHN	CHIEF LEGAL OFFICER AND SECRETARY
TRACY M. HADDY	ASSISTANT SECRETARY
NICOLE D. VAN WALBEEK	ASSISTANT SECRETARY

FOR THE PERIOD 1-1-2020 TO 12-31-2020
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
ALLIANZ LIFE FINANCIAL SERVICES, LLC	319,676,842,.37	$0	$0	$0
THE $284,788,589.36 THAT ALLIANZ LIFE FINANCIAL SERVICES, LLC RECEIVED FROM ALLIANZ LIFE AS COMMISSIONS ON THE SALE OF CONTRACTS ISSUED UNDER ALLIANZ LIFE VARIABLE ACCOUNT B WAS SUBSEQUENTLY PAID ENTIRELY TO THE THIRD PARTY BROKER/DEALERS THAT PERFORM THE RETAIL DISTRIBUTION OF THE CONTRACTS AND, THEREFORE, NO COMMISSION OR COMPENSATION WAS RETAINED BY ALLIANZ LIFE FINANCIAL SERVICES, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable
ITEM 32. UNDERTAKINGS
a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
11

REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

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SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 26th day of April, 2021.
ALLIANZ LIFE VARIABLE ACCOUNT B
(Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)

By: /s/ Stewart D. Gregg
Stewart D. Gregg
Senior Securities Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: WALTER R. WHITE(1)
Walter R. White
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2021.
SIGNATURE	TITLE
WALTER R. WHITE(1)	DIRECTOR, PRESIDENT & CHIEF EXECUTIVE OFFICER
JACQUELINE HUNT(1)	DIRECTOR AND BOARD CHAIR
UDO FRANK(1)	DIRECTOR
WILLIAM E. GAUMOND(1)	DIRECTOR, SENIOR VICE PRESIDENT, CHIEF FINANCIAL OFFICER AND TREASURER (PRINCIPAL ACCOUNTING OFFICER)
KEVIN E. WALKER(1) ANNA SOPHIE HERKEN(1)	DIRECTOR DIRECTOR
HOWARD E. WOOLLEY (2)	DIRECTOR
(1)	By Power of Attorney filed herewith.

By: /s/ Stewart D. Gregg
Stewart D. Gregg
Senior Securities Counsel
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EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 33
TO FORM N-4
(FILE NOS. 333-95729 AND 811-05816)
ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

EX-99.B9.	OPINION AND CONSENT OF COUNSEL
EX-99.B10.	CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
EX-99.B13.A.	POWER OF ATTORNEY

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